UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-04416

                             PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                             Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                             Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-622-3863

Date of fiscal year end:  May 31

Date of reporting period:   November 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

TARGET DATE FUNDS

Retirement Income Fund

Target 2020 Fund

Target 2030 Fund

Target 2040 Fund

Target 2050 Fund

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Fund

Mid Cap Index Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Index Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Maryland Tax Exempt Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Tax Exempt Limited Maturity Bond Fund

OTHER PNC FUNDS

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Target Date Funds, PNC Equity Funds, PNC Fixed Income Funds and PNC Tax Exempt Bond Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

N O T F D I C I N S U R E D ● N O B A N K G U A R A N T E E ● M A Y L O S E V A L U E

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2015 The PNC Financial Services Group, Inc. All rights reserved.

TABLE OF CONTENTS

Letter to Shareholders			1
Abbreviations and Definitions for Schedules of Investments and Financial Statements			5
PNC Target Date Funds
Summary of Portfolio Holdings			6
Explanation of Expense Tables			7
	Financial Highlights	Schedule of Investments
Retirement Income Fund	8	13
Target 2020 Fund	9	15
Target 2030 Fund	10	17
Target 2040 Fund	11	19
Target 2050 Fund	12	21
Statements of Assets and Liabilities			23
Statements of Operations			25
Statements of Changes in Net Assets			27
PNC Equity Funds
Summary of Portfolio Holdings			29
Explanation of Expense Tables			31
	Financial Highlights	Schedule of Investments
Balanced Allocation Fund	33	46
International Equity Fund	34	55
Large Cap Core Fund	35	60
Large Cap Growth Fund	36	62
Large Cap Value Fund	37	64
Mid Cap Fund	38	66
Mid Cap Index Fund	39	68
Multi-Factor Small Cap Core Fund	40	70
Multi-Factor Small Cap Growth Fund	41	73
Multi-Factor Small Cap Value Fund	42	76
S&P 500 Index Fund	43	79
Small Cap Fund	44	82
Small Cap Index Fund	45	84
Statements of Assets and Liabilities			87
Statements of Operations			95
Statements of Changes in Net Assets			99
PNC Fixed Income and Tax Exempt Bond Funds
Summary of Portfolio Holdings			103
Explanation of Expense Tables			106
	Financial Highlights	Schedule of Investments
Bond Fund	108	120
Government Mortgage Fund	109	125
High Yield Bond Fund	110	127
Intermediate Bond Fund	111	130
Limited Maturity Bond Fund	112	135
Total Return Advantage Fund	113	139
Ultra Short Bond Fund	115	145
Intermediate Tax Exempt Bond Fund	116	148
Maryland Tax Exempt Bond Fund	117	151
Ohio Intermediate Tax Exempt Bond Fund	118	153
Tax Exempt Limited Maturity Bond Fund	119	155
Statements of Assets and Liabilities			159
Statements of Operations			165
Statements of Changes in Net Assets			169
Notes to Financial Statements			173
Trustees’ Review and Approval of Advisory Agreement			199
Proxy Voting and Quarterly Schedules of Investments			201

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“...investors’ generally positive market sentiment benefited higher risk/reward asset classes.”

Commentary provided by PNC Capital Advisors, LLC as of November 30, 2014

* Past performance is no guarantee of future results.

References to Fund performance throughout is the performance of Class I Shares.

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Target Date Funds, PNC Equity Funds, PNC Fixed Income Funds and PNC Tax Exempt Bond Funds for the six months ended November 30, 2014 (the “semi-annual period”).

The semi-annual period was a rewarding one for PNC Target Date Funds and most PNC Equity Funds but a somewhat more muted one for most PNC Fixed Income Funds and PNC Tax Exempt Bond Funds, as investors’ generally positive market sentiment benefited higher risk/reward asset classes. Highlights of the semi-annual period include the following:

—

Along with the broad U.S. equity markets, twelve of the thirteen PNC Equity Funds generated solid positive absolute returns during the semi-annual period. Eight of the twelve U.S.-focused PNC Equity Funds also either outperformed or closely tracked their respective benchmark indexes. PNC International Equity Fund posted negative absolute returns along with the broad international equity market, though it too outpaced its benchmark index, the MSCI EAFE® Index. All five PNC Target Date Funds enjoyed solid positive absolute returns during the semi-annual period, and also outpaced their respective benchmark indexes. The broad taxable and tax-exempt fixed income markets posted more modest positive returns. In turn, ten of the eleven PNC Fixed Income and Tax Exempt Bond Funds that operated for the full semi-annual period similarly posted modest, albeit positive, absolute returns. The sole exception was PNC High Yield Bond Fund, which generated a modestly negative return, as did the broad high yield corporate bond sector during the semi-annual period. However, PNC High Yield Bond Fund did outperform its benchmark index, the Barclays U.S. Corporate High Yield Index, during the period.

—

Effective October 8, 2014, PNC Michigan Intermediate Municipal Bond Fund and PNC Pennsylvania Intermediate Municipal Bond Fund were liquidated pursuant to plans approved by the Board of Trustees on August 28, 2014. Multiple factors, including fund size, changing market conditions, and decreased tax and yield benefits for investors, led the Adviser to evaluate certain state-specific municipal bond fund offerings. Based on such evaluation and a recommendation by PNC Capital Advisors, LLC (the “Adviser”), the Funds’ Board of Trustees approved the liquidation of these funds.

—

Ruairi O’Neill, a senior portfolio manager for the Advantage Equity team, announced his resignation from the firm effective October 9, 2014. Until then, he had been part of the investment team managing PNC Large Cap Core, PNC Large Cap Growth and PNC Large Cap Value Funds. Doug Roman and Mark Batty continue to serve as the portfolio managers overseeing these funds.

—

Effective October 31, 2014, James Mineman and Peter Roy, CFA, were named co-lead portfolio managers of PNC Small Cap Fund and PNC Mid Cap Fund as well as co-lead portfolio managers of the small-cap sleeve of PNC Balanced Allocation Fund. Such changes were made in anticipation of the planned June 30, 2015 retirement of Gordon Johnson as Managing Director and Senior Portfolio Manager of the Adviser’s Select Equity Team after thirty years with the Adviser and its predecessor firms.

We continue to believe that by offering the opportunity to diversify your investments among an array of equity, taxable and tax-exempt fixed income and retirement-oriented mutual funds, the Adviser may help you and/or your adviser fulfill your individual asset allocation objectives.

P N C   F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Before reviewing the financial statements and schedules of portfolio investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the financial markets during the semi-annual period.

Economic Review

Global growth in the advanced economies was uneven during the semi-annual period. Accommodative monetary policies in developed countries helped to stabilize economic and financial conditions. However, emerging market economies were under stress from various combinations of decelerating growth, current account deficits, currency depreciation and/or specific inflation. In the U.S., consumer spending growth remained modest, while government spending shifted from a drag to a more neutral impact to growth, and strength in fixed investment spending provided additional support.

Annualized real GDP growth in the U.S. improved from a decrease of -2.1% in the first quarter of 2014 to increases of 4.6% and 5.0% during the second and third quarters of 2014, respectively. Weather negatively impacted growth during the first quarter. However, the U.S. Federal Reserve (the “Fed”) brushed off the concerns with the first quarter’s growth, and continued to reduce the pace of its asset purchase program otherwise known as Quantitative Easing. At each FOMC (Federal Open Market Committee) meeting throughout the year, the Fed decreased the pace of its asset purchases by $10 billion concluding the program in the month of October. The current size of the Fed’s balance sheet remains over $4 trillion as it continues to reinvest principal proceeds from current holdings.

In 2014, global monetary policy trajectories continued to diverge. While the Fed concluded its quantitative easing purchases as scheduled, Japan and Europe were either commencing or increasing their respective unconventional monetary stimulus. The Fed is projected to raise interest rates during 2015, however, they indicated that short-term interest rates would likely remain low through at least into mid-2015, contingent on improving labor measures and contained inflation expectations.

As of November, 2014, the U.S. labor market has shown significant improvements with the unemployment rate dropping below 6% and monthly payroll additions averaging over 240,000 per month. While measures of realized inflation were generally well behaved during 2014, recent inflation expectations are signaling renewed concerns about global deflation. This has been further evidenced by large declines in oil prices as well as declines in long-term U.S. Treasury bond yields. The lack of inflation pressure, as highlighted by the Fed, gives the Fed flexibility to remain patient in the timing of interest rate increases.

Equities

U.S. equity markets, as measured by the Russell Investments Indices, posted solid single-digit positive returns during the semi-annual period. Large cap stocks appreciated 8.21% while small cap stocks gained 4.09%. Globally, however, equity market performance was more divergent as deflation fears and deleveraging pressured asset prices. Developed international markets, as measured by the MSCI EAFE® Index, decreased -4.82% and emerging markets, as gauged by the MSCI Emerging Markets Index, posted modest losses of -0.63%.

Equity market performance during the semi-annual period was highlighted with increases in volatility in the September and October time period. From September 15th to October 15th, equity market volatility increased 85% and then declined 55% through November 30th. Heightened volatility during this period was accompanied with losses for all major markets. During this brief period, U.S. large cap stocks declined -6.32% while small cap stocks declined -6.34%. Internationally, equity markets were likewise pressured, with developed international markets losing -8.79% and emerging markets dropping -6.83%. However, equity markets would more than recover the September 15th to October 15th losses over the next few weeks into the semi-annual period end.

Within U.S. equity markets, growth stocks bested value stocks during the semi-annual period. In large cap, the Russell 1000® Growth Index gained 9.56% while the Russell 1000® Value Index gained 6.86%. For small cap, the Russell 2000® Growth Index posted gains of 6.56% and the Russell 2000® Value Index appreciated a modest 1.66%.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“Financial conditions in the U.S. have undergone repair...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2014

Fixed Income

The Barclays U.S. Aggregate Bond Index returned 1.92% for the semi-annual period. Fixed income yields were volatile during the period as global deflationary concerns increased. The ten-year U.S. Treasury note yield was just above 2.5% at the end of May and moved lower throughout the summer until it spiked above 2.6% in September. During October, risk-assets sold off and bonds rallied leading to a significant decline in interest rates to a year low of 2.14%. Yields increased during the back-half of October before falling once again as oil prices plunged. The ten-year U.S. Treasury note yield finished the semi-annual period 36 basis points (a basis point is 1/100 of a percentage point) lower at 2.16%.

During the semi-annual period, the Barclays U.S. Treasury Index returned 1.99%. The yield curve flattened during the period, as shorter-term interest rates increased and longer-term interest rates decreased. The short-term (1-3 Year) Treasury index returned 0.42% during the period, while the longer-term (20+ Year) Treasury index returned 8.92%. Treasury Inflation Protected Securities (TIPS) produced losses of -0.65% during the period as both realized and expected measures of inflation declined.

Corporate investment-grade returns were below the Treasury index for credit quality issues below A-rated. The Barclays U.S. Corporate Investment Grade Index returned 1.71% during the period and the Barclays U.S. Corporate High Yield Index fell -0.60%. Pressure on corporate issues were centered on debt issues in the energy sector. During the period, the investment-grade corporate energy index fell -0.51% and the high yield corporate energy index fell -6.30%. Securitized bonds were mixed relative to Treasuries. The Barclays U.S. MBS Fixed Rate Index rose 2.08% during the period, while the CMBS and ABS indices rose 1.55% and 0.82%, respectively.

Throughout the semi-annual period, the tax-exempt bond market produced positive returns, as declining interest rates across the yield curve, tightening risk premiums across the credit curve, and firming demand along with limited supply — coinciding with improving credit fundamentals —helped municipal bonds post healthy returns. The S&P Municipal Bond Short Intermediate Index returned 0.94% during the semi-annual period, while the S&P Municipal Bond Intermediate Index returned 1.80%.

While overall there were multiple rating agency upgrades and overall default rates trended down, matters in New Jersey, Puerto Rico, Illinois and Pennsylvania drove both negative headlines and downgrades. Long-duration assets and mid- and low-grade credit rating groups performed best.

Our View Ahead

At the end of the semi-annual period, major developed market economic growth and respective monetary policy actions were in different stages with the U.S. showing the best economic growth and near term prospects. Financial conditions in the U.S. have undergone repair during the recovery, and thus, in our view, U.S. economic growth expansion is likely to continue into 2015. We believe buoying such growth will be still-accommodative U.S. monetary policy, as the U.S. employment situation continues to improve and inflation indicators remain benign.

On the fiscal side, we expect an end of the federal fiscal drag to reinforce U.S. economic growth, while broad-based gains in consumer spending, residential investment and business investment may provide additional support. At the same time, we remain cognizant that a strengthening U.S. dollar may lead to pressures from a widening trade deficit. Further, in contrast to the U.S., Europe

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

may require additional time to strengthen its banking system. Japan and China are attempting structural reforms that will take additional time to implement. As we look ahead, geopolitical risks are always an underlying concern, and the situations in Russia, Ukraine, North Korea and the Middle East remain persistent hotspots of turmoil.

As for the equity markets, the valuation discounts for U.S. equities, in our view, have shrunk, but multiples may continue to expand. A boost to earnings growth for large capitalization stocks, however, will likely require support from the global economy. We remain cautious of a short-term correction in equities that may be driven by headline risks in the absence of company-specific data points but would view any weakness as an opportunity to buy. In the near term, we believe risks are higher outside of the U.S. Still, longer term, we believe international and emerging markets equities will have the opportunity to outperform U.S. equities due in part to lower relative valuations and greater opportunity for profit growth driven by margin expansion.

On the fixed income side, we believe short-duration fixed income yields may well be increasingly influenced by market expectations of Fed interest rate actions. Longer-term interest rates may be range-bound, volatile and dependent on the pace of economic growth but also offer, we believe, potential positive real yields. As 2015 begins, it seems to us that little can derail the positive tone the municipal fixed income markets have enjoyed in 2014. We expect fundamentals, such as supply and demand, to continue to positively influence the tax-exempt bond market in the near term. However, technical, or supply and demand, factors that served the municipal market so well in 2014 could reverse course at some point during 2015. In all asset classes, we believe individual security selection and careful sector allocation decisions will be key to performance going forward.

We thank you for being a part of the PNC Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark McGlone	Jennifer E. Spratley
President and Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds’ trading intent.

P N C  F u n d s

A B B R E V I A T I O N S   A N D  D E F I N I T I O N S  F O R  S C H E D U L E S  O F  I N V E S T M E N T S  A N D   F I N A N C I A L   S T A T E M E N T S

Schedules of Investments:

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

DE — Developed Equity

ETF — Exchange-Traded Fund

ETM — Escrowed to Maturity

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GMTN — Global Multi-Currency Notes

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guaranty Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

SBPA — Standby Bond Purchase Agreement

STRB — Special Tax Revenue Bond

ULC — Unlimited Liability Corporation

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2014, and the date shown is the next reset or put date.

Financial Statements:

— Amounts designated as “ — “ are either zero or rounded to zero.

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the PNC Target Date Funds as of November 30, 2014.

Retirement Income Fund

Fixed Income Funds	55.0%
Domestic Equity Funds	24.1
Money Market Fund	11.0
International Equity Funds	6.6
Real Estate Fund	3.3
100.0%

Target 2020 Fund

Fixed Income Funds	43.9%
Domestic Equity Funds	32.2
International Equity Funds	11.3
Money Market Fund	6.0
Real Estate Fund	4.1
Commodity Fund	2.5
100.0%

Target 2030 Fund

Domestic Equity Funds	46.3%
Fixed Income Funds	24.0
International Equity Funds	18.6
Money Market Fund	4.6
Real Estate Fund	3.7
Commodity Fund	2.8
100.0%
Target 2040 Fund

Domestic Equity Funds	56.5%
International Equity Funds	22.4
Fixed Income Funds	11.1
Money Market Fund	3.6
Real Estate Fund	3.6
Commodity Fund	2.8
100.0%

Target 2050 Fund

Domestic Equity Funds	59.1%
International Equity Funds	23.7
Fixed Income Funds	7.3
Money Market Fund	3.9
Real Estate Fund	3.2
Commodity Fund	2.8
100.0%

P N C  T a r g e t  D a t e  F u n d s

E X P L A N A T I O N  O F  E X P E N S E  T A B L E S  ( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which are described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the six-month period (June 1, 2014 to November 30, 2014). The “Annualized Expense Ratio” does not reflect Acquired Fund Fees and Expenses. If Acquired Fund Fees and Expenses were included, expenses would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (June 1, 2014 to November 30, 2014).

The Expense Table for your Fund illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/14	Ending Account Value 11/30/14	Annual- ized Expense Ratio	Expenses Paid During Period(1)

Retirement Income Fund
Actual
Class I	$1,000.00	$1,023.02	0.11%	$0.56
Hypothetical(2)
Class I	1,000.00	1,024.52	0.11	0.56

Target 2020 Fund
Actual
Class I	$1,000.00	$1,026.86	0.11%	$0.56
Hypothetical(2)
Class I	1,000.00	1,024.52	0.11	0.56

Target 2030 Fund
Actual
Class I	$1,000.00	$1,034.48	0.11%	$0.56
Hypothetical(2)
Class I	1,000.00	1,024.52	0.11	0.56

	Beginning Account Value 06/01/14	Ending Account Value 11/30/14	Annual- ized Expense Ratio	Expenses Paid During Period(1)

Target 2040 Fund
Actual
Class I	$1,000.00	$1,041.64	0.11%	$0.56
Hypothetical(2)
Class I	1,000.00	1,024.52	0.11%	0.56

Target 2050 Fund
Actual
Class I	$1,000.00	$1,041.90	0.11%	$0.56
Hypothetical(2)
Class I	1,000.00	1,024.52	0.11%	0.56

(1)

Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(2)	Assumes annual return of 5% before expenses.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 4
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Retirement Income Fund
	Class I
	2014 *	2014	2013 (1)
Net Asset Value, Beginning of Period	$10.73	$10.24	$10.00

Net Investment Income(2)(3)	0.05	0.12	0.10
Capital gain distributions received from affiliated investments(2)	–	– **	0.04
Realized and Unrealized Gain (Loss) on Investments	0.20	0.56	0.24

Total from Investment Operations	0.25	0.68	0.38

Dividends from Net Investment Income	(0.14)	(0.13)	(0.14)
Distributions from Net Realized Gains	–	(0.06)	–

Total Distributions	(0.14)	(0.19)	(0.14)

Net Asset Value, End of Period	$10.84	$10.73	$10.24

Total Return	2.30%	6.67%	3.85%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,138	$1,107	$1,038
Ratio of Expenses to Average Net Assets(4)	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	0.93%	1.11%	1.54%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(4)	11.28%	3.39%	12.55%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(10.24)%	(2.17)%	(10.90)%
Portfolio Turnover Rate	1%	318%	0%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
(1)	Commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 4
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Target 2020 Fund
	Class I
	2014 *	2014	2013 (1)
Net Asset Value, Beginning of Period	$11.17	$10.45	$10.00

Net Investment Income(2)(3)	0.07	0.17	0.12
Capital gain distributions received from affiliated investments(2)	–	0.01	0.05
Realized and Unrealized Gain (Loss) on Investments	0.23	0.77	0.41

Total from Investment Operations	0.30	0.95	0.58

Dividends from Net Investment Income	–	(0.12)	(0.13)
Distributions from Net Realized Gains	–	(0.11)	–

Total Distributions	–	(0.23)	(0.13)

Net Asset Value, End of Period	$11.47	$11.17	$10.45

Total Return	2.69%	9.19%	5.89%

Ratios/Supplemental Data
Net Assets End of Period (000)	$2,296	$1,156	$1,059
Ratio of Expenses to Average Net Assets(4)	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.60%	1.77%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(4)	8.80%	9.21%	12.47%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(7.44)%	(7.50)%	(10.59)%
Portfolio Turnover Rate	34%	9%	0%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	Commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

	Target 2030 Fund
	Class I
	2014 *	2014	2013 (1)
Net Asset Value, Beginning of Period	$11.89	$10.69	$10.00

Net Investment Income(2)(3)	0.08	0.18	0.11
Capital gain distributions received from affiliated investments(2)	–	0.01	0.03
Realized and Unrealized Gain (Loss) on Investments	0.33	1.16	0.66

Total from Investment Operations	0.41	1.35	0.80

Dividends from Net Investment Income	–	(0.12)	(0.11)
Distributions from Net Realized Gains	–	(0.03)	–

Total Distributions	–	(0.15)	(0.11)

Net Asset Value, End of Period	$12.30	$11.89	$10.69

Total Return	3.45%	12.74%	8.12%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,924	$1,601	$1,205
Ratio of Expenses to Average Net Assets(4)	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.27%	1.63%	1.55%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(4)	7.44%	7.83%	12.32%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(6.06)%	(6.09)%	(10.66)%
Portfolio Turnover Rate	8%	5%	0%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	Commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 4
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Target 2040 Fund
	Class I
	2014 *	2014	2013 (1)
Net Asset Value, Beginning of Period	$12.25	$10.87	$10.00

Net Investment Income(2)(3)	0.07	0.17	0.10
Capital gain distributions received from affiliated investments(2)	–	0.01	0.02
Realized and Unrealized Gain (Loss) on Investments	0.44	1.41	0.84

Total from Investment Operations	0.51	1.59	0.96

Dividends from Net Investment Income	–	(0.13)	(0.09)
Distributions from Net Realized Gains	–	(0.08)	–

Total Distributions	–	(0.21)	(0.09)

Net Asset Value, End of Period	$12.76	$12.25	$10.87

Total Return	4.16%	14.72%	9.74%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,312	$1,259	$1,097
Ratio of Expenses to Average Net Assets(4)	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.52%	1.42%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(4)	8.86%	8.79%	12.34%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(7.60)%	(7.16)%	(10.81)%
Portfolio Turnover Rate	3%	7%	0%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	Commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

	Target 2050 Fund
	Class I
	2014 *	2014	2013 (1)
Net Asset Value, Beginning of Period	$12.41	$10.93	$10.00

Net Investment Income(2)(3)	0.07	0.17	0.10
Capital gain distributions received from affiliated investments(2)	–	0.01	0.01
Realized and Unrealized Gain (Loss) on Investments	0.45	1.49	0.91

Total from Investment Operations	0.52	1.67	1.02

Dividends from Net Investment Income	–	(0.13)	(0.09)
Distributions from Net Realized Gains	–	(0.06)	–

Total Distributions	–	(0.19)	(0.09)

Net Asset Value, End of Period	$12.93	$12.41	$10.93

Total Return	4.19%	15.41%	10.28%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,452	$1,350	$1,164
Ratio of Expenses to Average Net Assets(4)	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.48%	1.38%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(4)	9.42%	9.27%	12.00%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(8.21)%	(7.68)%	(10.51)%
Portfolio Turnover Rate	4%	7%	0%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	Commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C  R e t i r e m e n t  I n c o m e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 93.7%
Domestic Equity Funds — 18.1%
PNC Large Cap Core Fund, Class I Shares†	10,272	$171
PNC Small Cap Fund, Class I Shares†	1,676	315

		206

Fixed Income Funds — 55.1%
Eaton Vance Floating-Rate Fund	1,616	15
PNC Bond Fund, Class I Shares†	23,864	254
PNC High Yield Bond Fund, Class I Shares†	3,392	28
PNC Limited Maturity Bond Fund, Class I Shares†	24,770	252
Vanguard Inflation-Protected Securities Fund	2,962	78

		627

International Equity Funds — 6.3%
PNC International Equity Fund, Class I Shares†	2,890	56
Vanguard Emerging Markets Stock Index Fund	423	15

		71

Money Market Fund — 10.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	124,826	125

Real Estate Fund — 3.3%
Vanguard REIT Index Fund	329	38

Total Mutual Funds (Cost $978)		1,067

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 6.4%
Domestic Equity Funds — 6.0%
iShares Dow Jones Select Dividend Index Fund†	287	$22
SPDR ® S&P ® Dividend ETF	282	23
WisdomTree LargeCap Dividend Fund	304	23

		68

International Equity Funds — 0.4%
iShares MSCI EAFE Small Cap Index Fund†	43	2
Vanguard FTSE All World ex-US Small-Cap ETF	20	2

		4

Total Exchange-Traded Funds (Cost $53)		72

TOTAL INVESTMENTS — 100.1% (Cost $1,031)*		1,139

Other Assets & Liabilities – (0.1)%		(1)

TOTAL NET ASSETS — 100.0%		$1,138

*	Aggregate cost for Federal income tax purposes is (000) $ 1,031.

Gross unrealized appreciation (000)	$108
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$108

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$72	$–	$–	$72

Mutual Funds	1,067	–	–	1,067

Total Assets - Investments in Securities	$1,139	$–	$–	$1,139

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 2 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 91.6%
Domestic Equity Funds — 26.5%
PNC Large Cap Core Fund, Class I Shares†	30,889	$513
PNC Small Cap Fund, Class I Shares†	4,497	95

		608

Fixed Income Funds — 44.3%
Eaton Vance Floating-Rate Fund	5,106	46
PNC Bond Fund, Class I Shares†	48,772	518
PNC High Yield Bond Fund, Class I Shares†	8,823	73
PNC Limited Maturity Bond Fund, Class I Shares†	21,357	218
Vanguard Inflation-Protected Securities Fund	6,090	161

		1,016

International Equity Funds — 10.7%
PNC International Equity Fund, Class I Shares†	10,043	197
Vanguard Emerging Markets Stock Index Fund	1,390	49

		246

Money Market Fund — 5.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	136,473	136

Real Estate Fund — 4.2%
Vanguard REIT Index Fund	840	96

Total Mutual Funds (Cost $1,976)		2,102

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 9.2%
Commodity Fund — 2.5%
PowerShares DB Commodity Index Tracking Fund*	2,811	$57

Domestic Equity Funds — 6.0%
iShares Dow Jones Select Dividend Index Fund†	581	46
SPDR ® S&P ® Dividend ETF	573	46
WisdomTree LargeCap Dividend Fund	621	47

		139

International Equity Funds — 0.7%
iShares MSCI EAFE Small Cap Index Fund†	167	8
Vanguard FTSE All World ex-US Small-Cap ETF	81	8

		16

Total Exchange-Traded Funds (Cost $200)		212

TOTAL INVESTMENTS — 100.8% (Cost $2,176)**		2,314

Other Assets & Liabilities – (0.8)%		(18)

TOTAL NET ASSETS — 100.0%		$2,296

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 2,174.

Gross unrealized appreciation (000)	$161
Gross unrealized depreciation (000)	(21)

Net unrealized appreciation (000)	$140

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$212	$–	$–	$212

Mutual Funds	2,102	–	–	2,102

Total Assets - Investments in Securities	$2,314	$–	$–	$2,314

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 3 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 87.0%
Domestic Equity Funds — 37.8%
PNC Large Cap Core Fund, Class I Shares†	36,445	$605
PNC Small Cap Fund, Class I Shares†	5,808	122

		727

Fixed Income Funds — 24.2%
Eaton Vance Floating-Rate Fund	3,821	34
PNC Bond Fund, Class I Shares†	30,907	329
PNC High Yield Bond Fund, Class I Shares†	6,250	52
PNC Limited Maturity Bond Fund, Class I Shares†	1,893	19
Vanguard Inflation-Protected Securities Fund	1,230	33

		467

International Equity Funds — 16.6%
PNC International Equity Fund, Class I Shares†	12,408	243
Vanguard Emerging Markets Stock Index Fund	2,157	76

		319

Money Market Fund — 4.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	88,961	89

Real Estate Fund — 3.8%
Vanguard REIT Index Fund	633	72

Total Mutual Funds (Cost $1,438)		1,674

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 14.0%
Commodity Fund — 2.8%
PowerShares DB Commodity Index Tracking Fund*	2,622	$54

Domestic Equity Funds — 9.0%
iShares Dow Jones Select Dividend Index Fund†	731	58
SPDR ® S&P ® Dividend ETF	719	58
WisdomTree LargeCap Dividend Fund	782	58

		174

International Equity Funds — 2.2%
iShares MSCI EAFE Small Cap Index Fund†	441	21
Vanguard FTSE All World ex-US Small-Cap ETF	211	21

		42

Total Exchange-Traded Funds (Cost $243)		270

TOTAL INVESTMENTS — 101.0% (Cost $1,681)**		1,944

Other Assets & Liabilities – (1.0)%		(20)

TOTAL NET ASSETS — 100.0%		$1,924

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 1,678.

Gross unrealized appreciation (000)	$284
Gross unrealized depreciation (000)	(18)

Net unrealized appreciation (000)	$266

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$270	$–	$–	$270

Mutual Funds	1,674	–	–	1,674

Total Assets - Investments in Securities	$1,944	$–	$–	$1,944

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 4 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 85.3%
Domestic Equity Funds — 46.7%
PNC Large Cap Core Fund, Class I Shares†	30,874	$512
PNC Small Cap Fund, Class I Shares†	4,773	101

		613

Fixed Income Funds — 11.3%
Eaton Vance Floating-Rate Fund	1,312	12
PNC Bond Fund, Class I Shares†	10,407	110
PNC High Yield Bond Fund, Class I Shares†	2,084	17
Vanguard Inflation-Protected Securities Fund	300	8

		147

International Equity Funds — 20.0%
PNC International Equity Fund, Class I Shares†	10,223	201
Vanguard Emerging Markets Stock Index Fund	1,769	62

		263

Money Market Fund — 3.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	47,630	48

Real Estate Fund — 3.7%
Vanguard REIT Index Fund	423	48

Total Mutual Funds (Cost $887)		1,119

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 16.1%
Commodity Fund — 2.8%
PowerShares DB Commodity Index Tracking Fund*	1,803	$37

Domestic Equity Funds — 10.6%
iShares Dow Jones Select Dividend Index Fund†	586	46
SPDR ® S&P ® Dividend ETF	576	47
WisdomTree LargeCap Dividend Fund	620	46

		139

International Equity Funds — 2.7%
iShares MSCI EAFE Small Cap Index Fund†	358	18
Vanguard FTSE All World ex-US Small-Cap ETF	174	17

		35

Total Exchange-Traded Funds (Cost $181)		211

TOTAL INVESTMENTS — 101.4% (Cost $1,068)**		1,330

Other Assets & Liabilities – (1.4)%		(18)

TOTAL NET ASSETS — 100.0%		$1,312

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $ 1,065.

Gross unrealized appreciation (000)	$278
Gross unrealized depreciation (000)	(13)

Net unrealized appreciation (000)	$265

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Exchange-Traded Funds	$211	$–	$–	$211
Mutual Funds	1,119	–	–	1,119

Total Assets - Investments in Securities	$1,330	$–	$–	$1,330

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 5 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 83.7%
Domestic Equity Funds — 47.9%
PNC Large Cap Core Fund, Class I Shares†	34,570	$574
PNC Small Cap Fund, Class I Shares†	5,745	121

		695

Fixed Income Funds — 7.4%
Eaton Vance Floating-Rate Fund	970	9
PNC Bond Fund, Class I Shares†	7,549	80
PNC High Yield Bond Fund, Class I Shares†	1,567	13
Vanguard Inflation-Protected Securities Fund	220	6

		108

International Equity Funds — 21.3%
PNC International Equity Fund, Class I Shares†	12,047	236
Vanguard Emerging Markets Stock Index Fund	2,080	73

		309

Money Market Fund — 3.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	56,189	56

Real Estate Fund — 3.2%
Vanguard REIT Index Fund	415	47

Total Mutual Funds (Cost $952)		1,215

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 17.6%
Commodity Fund — 2.8%
PowerShares DB Commodity Index Tracking Fund*	1,982	$41

Domestic Equity Funds — 12.0%
iShares Dow Jones Select Dividend Index Fund†	733	58
SPDR ® S&P ® Dividend ETF	724	58
WisdomTree LargeCap Dividend Fund	784	59

		175

International Equity Funds — 2.8%
iShares MSCI EAFE Small Cap Index Fund†	426	20
Vanguard FTSE All World ex-US Small-Cap ETF	202	20

		40

Total Exchange-Traded Funds (Cost $220)		256

TOTAL INVESTMENTS — 101.3% (Cost $1,172)**		1,471

Other Assets & Liabilities – (1.3)%		(19)

TOTAL NET ASSETS — 100.0%		$1,452

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $ 1,168.

Gross unrealized appreciation (000)	$317
Gross unrealized depreciation (000)	(14)

Net unrealized appreciation (000)	$303

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$256	$–	$–	$256

Mutual Funds	1,215	–	–	1,215

Total Assets - Investments in Securities	$1,471	$–	$–	$1,471

There were no transfers between Levels during the the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Retirement Income Fund	Target 2020 Fund	Target 2030 Fund

ASSETS
Investments in non-affiliates at value	$194	$510	$406
Investments in affiliates at value	945	1,804	1,538

Total Investments at value(1)	1,139	2,314	1,944

Receivable from Adviser	12	9	10
Prepaid expenses	4	4	4

Total Assets	1,155	2,327	1,958

LIABILITIES
Administration fees payable	4	4	4
Custodian fees payable	5	5	5
Transfer agent fees payable	2	2	2
Trustees’ fees payable	3	4	4
Other liabilities	3	16	19

Total Liabilities	17	31	34

TOTAL NET ASSETS	$1,138	$2,296	$1,924

Investments in non-affiliates at cost	$170	$502	$382
Investments in affiliates at cost	861	1,674	1,299

(1)Total Investments at cost	$1,031	$2,176	1,681

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$879	$2,138	$1,646
Undistributed (Distributions in Excess of ) Net Investment Income	1	12	15
Accumulated Net Realized Gain (Loss) on Investments	150	8	–
Net Unrealized Appreciation/Depreciation on Investments	108	138	263

Total Net Assets	$1,138	$2,296	$1,924

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$1,138,399	$2,296,336	$1,924,120

Class I shares outstanding	105,064	200,242	156,461

Net Asset Value, Offering and Redemption Price Per Share	$10.84	$11.47	$12.30

See Notes to Financial Statements.

	Target 2040 Fund	Target 2050 Fund

ASSETS
Investments in non-affiliates at value	$277	$313
Investments in affiliates at value	1,053	1,158

Total Investments at value(1)	1,330	1,471

Receivable from Adviser	9	11
Prepaid expenses	4	4

Total Assets	1,343	1,486

LIABILITIES
Administration fees payable	4	4
Custodian fees payable	5	5
Transfer agent fees payable	2	2
Trustees’ fees payable	4	4
Other liabilities	16	19

Total Liabilities	31	34

TOTAL NET ASSETS	$1,312	$1,452

Investments in non-affiliates at cost	$252	$285
Investments in affiliates at cost	816	887

(1)Total Investments at cost	$1,068	$1,172

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$1,030	$1,136
Undistributed (Distributions in Excess of ) Net Investment Income	11	11
Accumulated Net Realized Gain (Loss) on Investments	9	6
Net Unrealized Appreciation/Depreciation on Investments	262	299

Total Net Assets	$1,312	$1,452

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$1,311,665	$1,452,348

Class I shares outstanding	102,771	112,347

Net Asset Value, Offering and Redemption Price Per Share	$12.76	$12.93

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x  M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Retirement Income Fund	Target 2020 Fund
Investment Income:
Dividends from unaffiliated investments	$ 1	$ 5
Dividends from affiliated investments(1)	5	4
Total Investment Income	6	9
Expenses:
Administration fees	18	18
Transfer agent fees	5	5
Custodian fees	7	7
Professional fees	13	9
Printing and shareholder reports	4	3
Registration and filing fees	7	6
Trustees’ fees	6	6
Miscellaneous	3	2
Total Expenses	63	56
Less:
Adviser expense reimbursement(1)	(62)	(55)
Net Expenses	1	1
Net Investment Income (Loss)	5	8
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments sold	–	–
Net realized gain (loss) on affiliated investments sold(1)	2	–
Net change in unrealized appreciation/depreciation on unaffiliated investments	8	(4)
Net change in unrealized appreciation/depreciation on affiliated investments	11	34
Net Gain (Loss) on Investments	21	30
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 26	$ 38

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Target 2030 Fund	Target 2040 Fund	Target 2050 Fund

$ 5	$ 4	$ 4
6	4	4
11	8	8

18	18	18
5	5	5
7	7	7
10	9	9
5	3	10
7	6	7
7	6	6
3	2	2
62	56	64

(60)	(56)	(64)
2	–	–
9	8	8

1	1	–
–	6	2
(3)	(1)	(3)
50	39	50
48	45	49
$ 57	$ 53	$ 57

See Notes to Financial Statements.

P N C    T a r g e t    D a t e    F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Retirement Income Fund		Target 2020 Fund

	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014

Investment Activities:
Net investment income (loss)	$5	$54	$8	$18
Net realized gain (loss) on investments sold and Capital gain distributions received from affiliated investments	2	153	–	14
Net change in unrealized appreciation/depreciation on investments	19	66	30	66
Net increase (decrease) in net assets resulting from operations	26	273	38	98
Dividends to Shareholders:
Dividends from net investment income:
Class I	(14)	(44)	–	(13)
Distributions from net realized gains:
Class I	–	(6)	–	(11)
Total dividends and distributions	(14)	(50)	–	(24)
Share Transactions:
Proceeds from shares issued:
Class I	4	11,268	1,102	–
Reinvestment of dividends and distributions:
Class I	15	19	–	23
Total proceeds from shares issued and reinvested	19	11,287	1,102	23
Value of shares redeemed:
Class I	–	(11,441)	–	–
Total value of shares redeemed	–	(11,441)	–	–
Increase (decrease) in net assets from share transactions	19	(154)	1,102	23
Total increase (decrease) in net assets	31	69	1,140	97
Net Assets:
Beginning of period	1,107	1,038	1,156	1,059
End of period*	$1,138	$1,107	$2,296	$1,156

*Including undistributed (distributions in excess of ) net investment income	$1	$10	$12	$4

See Notes to Financial Statements.

Target 2030 Fund		Target 2040 Fund		Target 2050 Fund

For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014

$ 9	$ 23	$ 8	$ 18	$ 8	$ 19

1	(1)	7	6	2	8

47	151	38	138	47	153

57	173	53	162	57	180

–	(16)	–	(13)	–	(14)

–	(4)	–	(8)	–	(7)
–	(20)	–	(21)	–	(21)

266	223	–	–	45	6

–	20	–	21	–	21
266	243	–	21	45	27

–	–	–	–	–	–
–	–	–	–	–	–

266	243	–	21	45	27
323	396	53	162	102	186

1,601	1,205	1,259	1,097	1,350	1,164
$ 1,924	$1,601	$1,312	$1,259	$1,452	$1,350

$ 15	$ 6	$ 11	$ 3	$ 11	$ 3

See Notes to Financial Statements.

P N C   E q u i t y   F u n d s

S U M M A R Y   O F   P O R T F O L I O   H O L D I N G S

( U n a u d i t e d )

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the PNC Equity Funds as of November 30, 2014.

Balanced Allocation Fund

Common Stocks	35.8%
Corporate Bonds	13.3
Exchange-Traded Funds	12.5
U.S. Treasury Obligations	12.0
Foreign Common Stocks	10.8
U.S. Government Agency Mortgage-Backed Obligations	9.1
Money Market Fund	4.8
Asset-Backed Securities	1.0
Commercial Mortgage-Backed Security	0.5
Master Limited Partnership	0.1
Transportation Revenue Bond	0.1
100.0%

International Equity Fund

United Kingdom	15.2%
Japan	13.7
Germany	12.8
Sweden	6.0
Ireland	5.8
Switzerland	5.5
France	4.6
Norway	3.8
Twenty-one other countries	27.6
Money Market Fund	5.0
100.0%

Large Cap Core Fund

Information Technology	18.4%
Financials	16.5
Healthcare	15.0
Consumer Discretionary	14.8
Industrials	11.2
Consumer Staples	9.9
Energy	5.7
Materials	3.0
Utilities	1.6
Money Market Fund	1.5
Exchange-Traded Fund	1.2
Telecommunication Services	1.2
100.0%

Large Cap Growth Fund

Information Technology	24.9%
Consumer Discretionary	20.8
Healthcare	13.7
Industrials	13.3
Consumer Staples	11.2
Financials	8.1
Energy	3.2
Materials	3.2
Money Market Fund	1.6
100.0%

Large Cap Value Fund

Financials	30.0%
Healthcare	12.8
Industrials	11.6
Consumer Discretionary	10.9
Energy	8.6
Information Technology	8.3
Consumer Staples	7.5
Utilities	4.4
Materials	2.8
Telecommunication Services	1.4
Exchange-Traded Fund	1.0
Money Market Fund	0.7
100.0%

Mid Cap Fund

Financials	29.8%
Industrials	21.3
Information Technology	16.7
Consumer Discretionary	15.8
Energy	6.2
Healthcare	5.1
Consumer Staples	2.8
Money Market Fund	2.3
100.0%

Mid Cap Index Fund

Financials	22.3%
Information Technology	16.4
Industrials	16.3
Consumer Discretionary	13.5
Healthcare	9.4
Materials	7.2
Utilities	4.8
Energy	4.5
Consumer Staples	2.9
Money Market Fund	2.3
Telecommunication Services	0.4
100.0%

Multi-Factor Small Cap Core Fund

Financials	25.9%
Healthcare	17.2
Information Technology	14.6
Consumer Discretionary	12.8
Industrials	12.1
Materials	5.8
Utilities	4.0
Consumer Staples	3.0
Energy	2.3
Money Market Fund	1.2
Master Limited Partnerships	1.1
100.0%

Multi-Factor Small Cap Growth Fund

Information Technology	24.5%
Healthcare	21.5
Consumer Discretionary	14.7
Industrials	12.9
Financials	9.0
Materials	6.2
Consumer Staples	5.4
Money Market Fund	2.2
Energy	1.0
Exchange Traded Fund	1.0
Utilities	0.8
Master Limited Partnerships	0.8
100.0%

Multi-Factor Small Cap Value Fund

Financials	38.3%
Consumer Discretionary	12.3
Industrials	11.0
Information Technology	10.1
Healthcare	5.1
Utilities	5.1
Master Limited Partnerships	4.9
Materials	3.8
Exchange Traded Fund	3.5
Energy	2.1
Money Market Fund	1.9
Telecommunication Services	1.2
Consumer Staples	0.7
100.0%

S&P 500 Index Fund

Information Technology	19.8%
Financials	16.0
Healthcare	14.1
Consumer Discretionary	11.9
Industrials	10.4
Consumer Staples	9.9
Energy	8.1
Materials	3.2
Utilities	3.0
Telecommunication Services	2.3
Money Market Fund	1.3
100.0%

Small Cap Fund

Financials	31.5%
Consumer Discretionary	16.2
Industrials	15.6
Information Technology	14.5
Healthcare	10.3
Materials	3.6
Energy	3.3
Consumer Staples	3.2
Money Market Fund	1.8
100.0%

Small Cap Index Fund

Financials	22.6%
Information Technology	17.8
Healthcare	13.6
Industrials	13.5
Consumer Discretionary	13.4
Materials	5.0
Money Market Fund	3.7
Energy	3.4
Utilities	3.3
Consumer Staples	3.0
Telecommunication Services	0.7
100.0%

P N C  E q u i t y  F u n d s

E X P L A N A T I O N  O F  E X P E N S E  T A B L E S

( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the six-month period (June 1, 2014 to November 30, 2014).

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire six-month period (June 1, 2014 to November 30, 2014).

The Expense Table for your Fund illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/14	Ending Account Value 11/30/14	Annual- ized Expense Ratio	Expenses Paid During Period(1)

Balanced Allocation Fund
Actual
Class I	$1,000.00	$1,029.96	1.00%	$5.09
Class A	1,000.00	1,027.79	1.27	6.48
Class C	1,000.00	1,025.06	1.95	9.92
Hypothetical(2)
Class I	1,000.00	1,020.05	1.00	5.06
Class A	1,000.00	1,018.68	1.27	6.45
Class C	1,000.00	1,015.27	1.95	9.87

International Equity Fund
Actual
Class I	$1,000.00	$ 958.93	0.98%	$4.81
Class A	1,000.00	957.66	1.27	6.23
Class C	1,000.00	954.45	1.95	9.56
Hypothetical(2)
Class I	1,000.00	1,020.16	0.98	4.96
Class A	1,000.00	1,018.71	1.27	6.42
Class C	1,000.00	1,015.29	1.95	9.86

	Beginning Account Value 06/01/14	Ending Account Value 11/30/14	Annual- ized Expense Ratio	Expenses Paid During Period(1)

Large Cap Core Fund
Actual
Class I	$1,000.00	$1,103.53	0.94%	$4.96
Class A	1,000.00	1,102.21	1.21	6.37
Class C	1,000.00	1,097.95	1.92	10.09
Hypothetical(2)
Class I	1,000.00	1,020.36	0.94	4.76
Class A	1,000.00	1,019.01	1.21	6.11
Class C	1,000.00	1,015.45	1.92	9.70

Large Cap Growth Fund
Actual
Class I	$1,000.00	$1,119.85	0.98%	$5.21
Class A	1,000.00	1,118.38	1.26	6.66
Class C	1,000.00	1,115.86	1.78	9.45
Hypothetical(2)
Class I	1,000.00	1,020.16	0.98	4.96
Class A	1,000.00	1,018.78	1.26	6.35
Class C	1,000.00	1,016.13	1.78	9.01

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(2) Assumes annual return of 5% before expenses.

	Beginning Account Value 06/01/14	Ending Account Value 11/30/14	Annualized Expense Ratio	Expenses Paid During Period(1)

Large Cap Value Fund
Actual
Class I	$1,000.00	$1,058.56	0.98%	$5.05
Class A	1,000.00	1,056.75	1.27	6.53
Class C	1,000.00	1,054.08	1.86	9.55
Hypothetical(2)
Class I	1,000.00	1,020.16	0.98	4.96
Class A	1,000.00	1,018.72	1.27	6.41
Class C	1,000.00	1,015.77	1.86	9.37

Mid Cap Fund
Actual
Class I	$1,000.00	$1,053.56	1.25%	$6.43
Class A	1,000.00	1,052.17	1.52	7.84
Class C	1,000.00	1,049.02	2.10	10.79
Hypothetical(2)
Class I	1,000.00	1,018.80	1.25	6.33
Class A	1,000.00	1,017.43	1.52	7.70
Class C	1,000.00	1,014.54	2.10	10.61

Mid Cap Index Fund
Actual
Class I	$1,000.00	$1,046.19	0.25%	$1.28
Hypothetical(2)
Class I	1,000.00	1,023.82	0.25	1.27

Multi-Factor Small Cap Core Fund
Actual
Class I	$1,000.00	$1,094.67	0.95%	$4.98
Class A	1,000.00	1,092.95	1.23	6.47
Hypothetical(2)
Class I	1,000.00	1,020.32	0.95	4.80
Class A	1,000.00	1,018.89	1.23	6.24

Multi-Factor Small Cap Growth Fund
Actual
Class I	$1,000.00	$1,071.15	0.95%	$4.93
Class A	1,000.00	1,070.45	1.21	6.30
Class C	1,000.00	1,066.73	1.90	9.82
Hypothetical(2)
Class I	1,000.00	1,020.31	0.95	4.81
Class A	1,000.00	1,018.99	1.21	6.14
Class C	1,000.00	1,015.57	1.90	9.57

	Beginning Account Value 06/01/14	Ending Account Value 11/30/14	Annualized Expense Ratio	Expenses Paid During Period(1)

Multi-Factor Small Cap Value Fund
Actual
Class I	$1,000.00	$1,072.85	1.14%	$5.94
Class A	1,000.00	1,070.95	1.42	7.35
Class C	1,000.00	1,067.90	2.05	10.61
Hypothetical(2)
Class I	1,000.00	1,019.34	1.14	5.79
Class A	1,000.00	1,017.97	1.42	7.16
Class C	1,000.00	1,014.81	2.05	10.33

S&P 500 Index Fund
Actual
Class I	$1,000.00	$1,084.05	0.20%	$1.04
Class A	1,000.00	1,082.51	0.44	2.30
Class C	1,000.00	1,078.51	1.19	6.18
Class R4	1,000.00	1,084.72	0.35	1.83
Class R5	1,000.00	1,083.29	0.16	0.84
Hypothetical(2)
Class I	1,000.00	1,024.07	0.20	1.01
Class A	1,000.00	1,022.86	0.44	2.24
Class C	1,000.00	1,019.12	1.19	6.01
Class R4	1,000.00	1,023.31	0.35	1.78
Class R5	1,000.00	1,024.27	0.16	0.81

Small Cap Fund
Actual
Class I	$1,000.00	$1,042.54	0.99%	$5.07
Class A	1,000.00	1,041.13	1.29	6.59
Class C	1,000.00	1,037.73	1.99	10.16
Hypothetical(2)
Class I	1,000.00	1,020.10	0.99	5.01
Class A	1,000.00	1,018.61	1.29	6.52
Class C	1,000.00	1,015.10	1.99	10.05

Small Cap Index Fund
Actual
Class I	$1,000.00	$1,049.84	0.25%	$1.28
Hypothetical(2)
Class I	1,000.00	1,023.82	0.25	1.27

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(2) Assumes annual return of 5% before expenses.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 4
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Balanced Allocation Fund
	Class I								Class A
	2014 *	2014		2013	2012		2011	2010	2014 *	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$13.29	$12.02		$10.47	$10.74		$9.07	$8.24	$13.34	$12.04		$10.51	$10.77		$9.08	$8.26

Net Investment Income(1)	0.10	0.17		0.15	0.17		0.14	0.15	0.08	0.14		0.12	0.15		0.12	0.12
Realized and Unrealized Gain (Loss) on Investments	0.30	1.27		1.56	(0.26)		1.67	0.83	0.29	1.30		1.54	(0.26)		1.68	0.83

Total from Investment Operations	0.40	1.44		1.71	(0.09)		1.81	0.98	0.37	1.44		1.66	(0.11)		1.80	0.95

Payment by Affiliate(1)	–	–		–	–	**(2)	–	–	–	–		–	–	**(2)	–	–

Contributions of Capital by Affiliate(1)	–	–	**(3)	–	–		–	–	–	–	**(3)	–	–		–	–

Dividends from Net Investment Income	(0.11)	(0.17)		(0.16)	(0.18)		(0.14)	(0.15)	(0.09)	(0.14)		(0.13)	(0.15)		(0.11)	(0.13)

Total Distributions	(0.11)	(0.17)		(0.16)	(0.18)		(0.14)	(0.15)	(0.09)	(0.14)		(0.13)	(0.15)		(0.11)	(0.13)

Net Asset Value, End of Period	$13.58	$13.29		$12.02	$10.47		$10.74	$9.07	$13.62	$13.34		$12.04	$10.51		$10.77	$9.08

Total Return†	3.00%	12.14%		16.43%	(0.75	)%(2)	20.21%	11.92%	2.78%	12.04%		15.93%	(0.95	)%(2)	19.96%	11.52%

Ratios/Supplemental Data
Net Assets End of Period (000)	$58,098	$57,001		$50,513	$45,922		$80,603	$81,917	$10,233	$10,822		$10,513	$10,439		$12,791	$13,487
Ratio of Expenses to Average Net Assets	1.00%	1.00%		1.00%	1.00%		1.02%	1.02%	1.27%	1.20	%(4)	1.29%	1.20	%(5)	1.31%	1.33%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.32%		1.32%	1.64%		1.46%	1.72%	1.21%	1.13	%(4)	1.04%	1.41	%(5)	1.17%	1.33%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.15%	1.15%		1.19%	1.12%		1.07%	1.02%	1.42%	1.43%		1.48%	1.42%		1.36%	1.33%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.32%	1.17%		1.13%	1.52%		1.41%	1.72%	1.06%	0.90%		0.85%	1.19%		1.12%	1.33%
Portfolio Turnover Rate	24%	55%		62%	63%		76%	115%	24%	55%		62%	63%		76%	115%

	Balanced Allocation Fund
	Class C
	2014 *	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$13.16	$11.91		$10.41	$10.67		$9.00	$8.21

Net Investment Income(1)	0.03	0.05		0.04	0.06		0.04	0.05
Realized and Unrealized Gain (Loss) on Investments	0.30	1.27		1.53	(0.25)		1.66	0.82

Total from Investment Operations	0.33	1.32		1.57	(0.19)		1.70	0.87

Payment by Affiliate(1)	–	–		–	–	**(2)	–	–

Contributions of Capital by Affiliate(1)	–	–	**(3)	–	–		–	–

Dividends from Net Investment Income	(0.05)	(0.07)		(0.07)	(0.07)		(0.03)	(0.08)

Total Distributions	(0.05)	(0.07)		(0.07)	(0.07)		(0.03)	(0.08)

Net Asset Value, End of Period	$13.44	$13.16		$11.91	$10.41		$10.67	$9.00

Total Return†	2.51%	11.10%		15.18%	(1.73	)%(2)	18.97%	10.64%

Ratios/Supplemental Data
Net Assets End of Period (000)	$747	$794		$839	$798		$895	$1,223
Ratio of Expenses to Average Net Assets	1.95%	1.95	%(4)	2.00%	2.00%		2.02%	2.05%
Ratio of Net Investment Income to Average Net Assets	0.53%	0.39	%(4)	0.32%	0.61%		0.46%	0.61%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.11%	2.12%		2.19%	2.13%		2.07%	2.05%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.37%	0.22%		0.13%	0.48%		0.41%	0.61%
Portfolio Turnover Rate	24%	55%		62%	63%		76%	115%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.
(2)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.
(3)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.08% and 0.02% impact to Class A and Class C ratios respectively. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. See Note 12 in Notes to Financial Statements.

(5)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	International Equity Fund
	Class I								Class A
	2014 *	2014		2013	2012		2011	2010	2014 *	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$20.45	$17.12		$12.99	$16.30		$12.14	$10.94	$20.31	$17.00		$12.90	$16.15		$12.03	$10.86

Net Investment Income(1)	0.05	0.26		0.22	0.18		0.16	0.14	0.01	0.23		0.17	0.14		0.11	0.09
Realized and Unrealized Gain (Loss) on Investments	(0.89)	3.36		4.04	(3.31)		4.13	1.07	(0.87)	3.32		4.02	(3.26)		4.09	1.08

Total from Investment Operations	(0.84)	3.62		4.26	(3.13)		4.29	1.21	(0.86)	3.55		4.19	(3.12)		4.20	1.17

Payment by Affiliate(1)	–	–		–	–	**(2)	–	–	–	–		–	–	**(2)	–	–

Contributions of Capital by Affiliate(1)	–	–	**(3)	–	–	**(4)	–	–	–	–	**(3)	–	–	**(4)	–	–

Dividends from Net Investment Income	–	(0.29)		(0.13)	(0.18)		(0.13)	(0.01)	–	(0.24)		(0.09)	(0.13)		(0.08)	–

Total Distributions	–	(0.29)		(0.13)	(0.18)		(0.13)	(0.01)	–	(0.24)		(0.09)	(0.13)		(0.08)	–

Net Asset Value, End of Period	$19.61	$20.45		$17.12	$12.99		$16.30	$12.14	$19.45	$20.31		$17.00	$12.90		$16.15	$12.03

Total Return†	(4.06)%	21.26%		32.92%	(19.18	)%(2)(4)	35.41%	11.09%	(4.23)%	20.96%		32.52%	(19.30	)%(2)(4)	35.00%	10.77%

Ratios/Supplemental Data
Net Assets End of Period (000)	$592,362	$591,650		$378,076	$301,919		$364,468	$311,574	$15,103	$13,920		$8,867	$7,757		$11,493	$10,498
Ratio of Expenses to Average Net Assets	0.98%	1.04%		1.21%	1.23%		1.23%	1.21%	1.27%	1.23	%(5)	1.51%	1.42	%(6)	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	0.47%	1.33%		1.45%	1.26%		1.13%	1.11%	0.15%	1.22	%(5)	1.12%	0.97	%(6)	0.79%	0.69%
Ratio of Expenses to Average Net Assets (Before Fees Waivers and Reimbursement, as applicable)	1.12%	1.18%		1.21%	1.23%		1.23%	1.21%	1.41%	1.47%		1.51%	1.53%		1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets (Before Fees Waivers and Reimbursement, as applicable)	0.33%	1.19%		1.45%	1.26%		1.13%	1.11%	0.01%	0.98%		1.12%	0.86%		0.79%	0.69%
Portfolio Turnover Rate	8%	31%		34%	31%		38%	74%	8%	31%		34%	31%		38%	74%

	International Equity Fund
	Class C
	2014 *	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$19.54	$16.40		$12.46	$15.59		$11.63	$10.57

Net Investment Income (Loss)(1)	(0.05)	0.23		0.05	0.03		0.02	0.02
Realized and Unrealized Gain (Loss) on Investments	(0.84)	3.06		3.89	(3.15)		3.94	1.04

Total from Investment Operations	(0.89)	3.29		3.94	(3.12)		3.96	1.06

Payment by Affiliate(1)	–	–		–	–	**(2)	–	–

Contributions of Capital by Affiliate(1)	–	–	**(3)	–	–	**(4)	–	–

Dividends from Net Investment Income	–	(0.15)		–	(0.01)		– **	–

Total Distributions	–	(0.15)		–	(0.01)		– **	–

Net Asset Value, End of Period	$18.65	$19.54		$16.40	$12.46		$15.59	$11.63

Total Return†	(4.51)%	20.17%		31.62%	(19.98	)%(2)(4)	34.05%	10.03%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,946	$1,662		$350	$313		$451	$358
Ratio of Expenses to Average Net Assets	1.95%	1.89	%(5)	2.21%	2.23%		2.23%	2.22%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.55)%	1.21	%(5)	0.38%	0.19%		0.16%	0.15%
Ratio of Expenses to Average Net Assets (Before Fees Waivers and Reimbursement, as applicable)	2.09%	2.10%		2.21%	2.23%		2.23%	2.22%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.69)%	1.00%		0.38%	0.19%		0.16%	0.15%
Portfolio Turnover Rate	8%	31%		34%	31%		38%	74%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
**	Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.
(2)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.
(3)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(5)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.09% and 0.05% impact to Class A and Class C ratios respectively. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. See Note 12 in Notes to Financial Statements.

(6)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 4
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Large Cap Core Fund
	Class I								Class A
	2014 *	2014		2013	2012	2011	2010		2014 *	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$15.11	$12.82		$10.79	$10.96	$8.60	$7.30		$14.81	$12.56		$10.57	$10.73		$8.42	$7.19

Net Investment Income (Loss)(1)	0.06	0.12		0.15	0.12	0.10	0.05		0.04	0.10		0.11	0.10		0.07	0.02
Realized and Unrealized Gain (Loss) on Investments	1.50	2.30		2.02	(0.17)	2.35	1.31		1.47	2.24		1.99	(0.17)		2.31	1.23

Total from Investment Operations	1.56	2.42		2.17	(0.05)	2.45	1.36		1.51	2.34		2.10	(0.07)		2.38	1.25

Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–		–	–	**(2)	–	–		–	–

Dividends from Net Investment Income	(0.07)	(0.13)		(0.14)	(0.12)	(0.09)	(0.06)		(0.05)	(0.09)		(0.11)	(0.09)		(0.07)	(0.02)

Total Distributions	(0.07)	(0.13)		(0.14)	(0.12)	(0.09)	(0.06)		(0.05)	(0.09)		(0.11)	(0.09)		(0.07)	(0.02)

Net Asset Value, End of Period	$16.60	$15.11		$12.82	$10.79	$10.96	$8.60		$16.27	$14.81		$12.56	$10.57		$10.73	$8.42

Total Return†	10.35%	19.00%		20.21%	(0.46)%	28.69%	18.68%		10.22%	18.74%		19.92%	(0.67)%		28.32%	17.45%

Ratios/Supplemental Data
Net Assets End of Period (000)	$22,027	$21,865		$26,530	$17,840	$14,431	$13,924		$2,824	$2,784		$2,705	$2,596		$3,466	$3,407
Ratio of Expenses to Average Net Assets	0.94%	0.94%		0.94%	0.94%	0.94%	0.84%		1.21%	1.11	%(3)	1.22%	1.13	%(4)	1.23%	1.29%
Ratio of Net Investment Income to Average Net Assets	0.80%	0.89%		1.25%	1.13%	1.05%	0.65%		0.53%	0.71	%(3)	0.95%	0.92	%(4)	0.76%	0.25%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.27%	1.16%		1.18%	1.26%	1.28%	1.05%		1.54%	1.43%		1.46%	1.55%		1.57%	1.64%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.47%	0.67%		1.01%	0.81%	0.71%	0.44%		0.20%	0.39%		0.71%	0.50%		0.42%	(0.09)%
Portfolio Turnover Rate	24%	69%		80%	60%	79%	383	%(5)	24%	69%		80%	60%		79%	383	%(5)

	Large Cap Core Fund
	Class C
	2014 *	2014		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$13.76	$11.68		$9.84	$10.01	$7.86	$6.75

Net Investment Income (Loss)(1)	(0.01)	–		0.02	0.01	0.01	(0.03)
Realized and Unrealized Gain (Loss) on Investments	1.36	2.09		1.85	(0.16)	2.16	1.14

Total from Investment Operations	1.35	2.09		1.87	(0.15)	2.17	1.11

Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–	**

Dividends from Net Investment Income	(0.01)	(0.01)		(0.03)	(0.02)	(0.02)	–	**

Total Distributions	(0.01)	(0.01)		(0.03)	(0.02)	(0.02)	–	**

Net Asset Value, End of Period	$15.10	$13.76		$11.68	$9.84	$10.01	$7.86

Total Return†	9.80%	17.92%		19.00%	(1.49)%	27.59%	16.48%

Ratios/Supplemental Data
Net Assets End of Period (000)	$221	$155		$124	$128	$178	$149
Ratio of Expenses to Average Net Assets	1.92%	1.85	%(3)	1.94%	1.94%	1.94%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.19)%	(0.02	)%(3)	0.22%	0.12%	0.06%	(0.45)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.25%	2.13%		2.18%	2.27%	2.28%	2.34%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.52)%	(0.30)%		(0.02)%	(0.21)%	(0.28)%	(0.79)%
Portfolio Turnover Rate	24%	69%		80%	60%	79%	383	%(5)

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
**	Amount represents less than $0.005 per share.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.10% and 0.05% impact to Class A and Class C ratios respectively. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. See Note 12 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(5)	During the fiscal year ended May 31, 2010, the portfolio turnover rate increased as a result of significant shareholder redemptions.

See Notes to Financial Statements.

	Large Cap Growth Fund
	Class I								Class A
	2014 *	2014		2013	2012	2011	2010		2014 *	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$25.03	$20.42		$17.31	$17.24	$13.42	$11.57		$24.58	$20.02		$16.96	$16.88		$13.14	$11.35

Net Investment Income (Loss)(1)	0.05	0.12		0.14	0.11	0.07	0.06		0.01	0.09		0.09	0.07		0.02	0.01
Realized and Unrealized Gain (Loss) on Investments	2.95	4.63		3.12	0.05	3.86	1.82		2.90	4.54		3.07	0.05		3.78	1.80

Total from Investment Operations	3.00	4.75		3.26	0.16	3.93	1.88		2.91	4.63		3.16	0.12		3.80	1.81

Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–		–	–	**(2)	–	–		–	–

Dividends from Net Investment Income	–	(0.14)		(0.15)	(0.09)	(0.11)	(0.03)		–	(0.07)		(0.10)	(0.04)		(0.06)	(0.02)

Total Distributions	–	(0.14)		(0.15)	(0.09)	(0.11)	(0.03)		–	(0.07)		(0.10)	(0.04)		(0.06)	(0.02)

Net Asset Value, End of Period	$28.03	$25.03		$20.42	$17.31	$17.24	$13.42		$27.49	$24.58		$20.02	$16.96		$16.88	$13.14

Total Return†	11.99%	23.31%		18.96%	0.98%	29.32%	16.31%		11.84%	23.16%		18.68%	0.71%		28.96%	15.95%

Ratios/Supplemental Data
Net Assets End of Period (000)	$56,070	$53,738		$56,042	$56,731	$80,188	$96,561		$13,639	$12,973		$12,045	$12,159		$15,282	$14,797
Ratio of Expenses to Average Net Assets	0.98%	0.98%		0.98%	0.98%	0.98%	0.95%		1.26%	1.08	%(3)	1.28%	1.17	%(4)	1.28%	1.28%
Ratio of Net Investment Income to Average Net Assets	0.37%	0.53%		0.77%	0.63%	0.44%	0.44%		0.10%	0.43	%(3)	0.47%	0.43	%(4)	0.13%	0.11%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.10%	1.11%		1.12%	1.09%	1.07%	0.99%		1.38%	1.39%		1.42%	1.39%		1.37%	1.33%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.25%	0.40%		0.63%	0.52%	0.35%	0.40%		(0.02)%	0.12%		0.33%	0.21%		0.04%	0.06%
Portfolio Turnover Rate	28%	70%		75%	61%	71%	165	%(5)	28%	70%		75%	61%		71%	165	%(5)

	Large Cap Growth Fund
	Class C
	2014 *	2014		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$22.44	$18.31		$15.54	$15.55	$12.14	$10.55

Net Investment Income (Loss)(1)	(0.05)	(0.01)		(0.04)	(0.06)	(0.08)	(0.07)
Realized and Unrealized Gain (Loss) on Investments	2.65	4.14		2.81	0.05	3.49	1.66

Total from Investment Operations	2.60	4.13		2.77	(0.01)	3.41	1.59

Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–

Total Distributions	–	–		–	–	–	–

Net Asset Value, End of Period	$25.04	$22.44		$18.31	$15.54	$15.55	$12.14

Total Return†	11.59%	22.56%		17.83%	(0.06)%	28.09%	15.07%

Ratios/Supplemental Data
Net Assets End of Period (000)	$377	$283		$259	$216	$286	$242
Ratio of Expenses to Average Net Assets	1.78%	1.55	%(3)	1.98%	1.98%	1.98%	1.99%
Ratio of Net Investment Loss to Average Net Assets	(0.41)%	(0.04	)%(3)	(0.23)%	(0.38)%	(0.57)%	(0.59)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.91%	1.89%		2.12%	2.08%	2.07%	2.03%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.54)%	(0.38)%		(0.37)%	(0.48)%	(0.66)%	(0.64)%
Portfolio Turnover Rate	28%	70%		75%	61%	71%	165	%(5)

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
**	Amount represents less than $0.005 per share.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.18% and 0.22% impact to Class A and Class C ratios respectively. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. See Note 12 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(5)	During the fiscal year ended May 31, 2010, the portfolio turnover rate increased as a result of significant shareholder redemptions.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 4
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Large Cap Value Fund
	Class I							Class A
	2014 *	2014		2013	2012	2011	2010	2014 *	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$20.29	$16.93		$13.60	$14.22	$11.62	$10.72	$20.26	$16.88		$13.56	$14.16		$11.57	$10.68

Net Investment Income(1)	0.09	0.19		0.21	0.21	0.17	0.18	0.07	0.16		0.17	0.18		0.13	0.14
Realized and Unrealized Gain (Loss) on Investments	1.09	3.37		3.34	(0.62)	2.61	0.92	1.08	3.36		3.32	(0.62)		2.60	0.92

Total from Investment Operations	1.18	3.56		3.55	(0.41)	2.78	1.10	1.15	3.52		3.49	(0.44)		2.73	1.06

Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–

Dividends from Net Investment Income	(0.10)	(0.20)		(0.22)	(0.21)	(0.18)	(0.20)	(0.08)	(0.14)		(0.17)	(0.16)		(0.14)	(0.17)

Total Distributions	(0.10)	(0.20)		(0.22)	(0.21)	(0.18)	(0.20)	(0.08)	(0.14)		(0.17)	(0.16)		(0.14)	(0.17)

Net Asset Value, End of Period	$21.37	$20.29		$16.93	$13.60	$14.22	$11.62	$21.33	$20.26		$16.88	$13.56		$14.16	$11.57

Total Return†	5.86%	21.15%		26.31%	(2.86)%	24.18%	10.25%	5.68%	20.97%		25.94%	(3.03)%		23.81%	9.86%

Ratios/Supplemental Data
Net Assets End of Period (000)	$79,247	$100,626		$91,849	$102,960	$152,015	$210,282	$24,731	$24,746		$23,691	$22,020		$28,623	$28,699
Ratio of Expenses to Average Net Assets	0.98%	0.99%		1.03%	0.99%	0.97%	0.93%	1.27%	1.14	%(3)	1.33%	1.18	%(4)	1.27%	1.25%
Ratio of Net Investment Income to Average Net Assets	0.88%	1.03%		1.40%	1.53%	1.32%	1.49%	0.63%	0.88	%(3)	1.10%	1.35	%(4)	1.03%	1.17%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.03%	1.02%		1.03%	0.99%	0.97%	0.93%	1.32%	1.30%		1.33%	1.29%		1.27%	1.25%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.83%	1.00%		1.40%	1.53%	1.32%	1.49%	0.58%	0.72%		1.10%	1.24%		1.03%	1.17%
Portfolio Turnover Rate	31%	57%		100%	23%	69%	52%	31%	57%		100%	23%		69%	52%

	Large Cap Value Fund
	Class C
	2014 *	2014		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$19.93	$16.61		$13.34	$13.95	$11.39	$10.52

Net Investment Income(1)	0.01	0.06		0.06	0.07	0.04	0.05
Realized and Unrealized Gain (Loss) on Investments	1.07	3.29		3.28	(0.61)	2.57	0.91

Total from Investment Operations	1.08	3.35		3.34	(0.54)	2.61	0.96

Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–

Dividends from Net Investment Income	(0.05)	(0.03)		(0.07)	(0.07)	(0.05)	(0.09)

Total Distributions	(0.05)	(0.03)		(0.07)	(0.07)	(0.05)	(0.09)

Net Asset Value, End of Period	$20.96	$19.93		16.61	13.34	13.95	$11.39

Total Return†	5.41%	20.21%		25.13%	(3.85)%	22.96%	9.11%

Ratios/Supplemental Data
Net Assets End of Period (000)	$243	$173		$149	$126	$152	$218
Ratio of Expenses to Average Net Assets	1.86%	1.71	%(3)	2.03%	1.99%	1.96%	1.95%
Ratio of Net Investment Income to Average Net Assets	0.06%	0.30	%(3)	0.40%	0.54%	0.32%	0.46%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.91%	1.86%		2.03%	1.99%	1.96%	1.95%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.01%	0.15%		0.40%	0.54%	0.32%	0.46%
Portfolio Turnover Rate	31%	57%		100%	23%	69%	52%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
**	Amount represents less than $0.005 per share.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.14% and 0.12% impact to Class A and Class C ratios respectively. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. See Note 12 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	Mid Cap Fund
	Class I						Class A
	2014 *	2014	2013	2012	2011	2010	2014 *	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$17.55	$15.27	$12.10	$13.35	$10.80	$8.68	$17.44	$15.19		$12.03	$13.19		$10.67	$8.59

Net Investment Income (Loss)(1)	0.03	–	0.08	0.08	0.06	0.07	0.01	(0.02)		0.06	0.07		0.03	0.04
Realized and Unrealized Gain (Loss) on Investments	0.91	2.26	3.32	(1.23)	2.64	2.07	0.90	2.25		3.29	(1.21)		2.60	2.04

Total from Investment Operations	0.94	2.26	3.40	(1.15)	2.70	2.14	0.91	2.23		3.35	(1.14)		2.63	2.08

Contributions of Capital by Affiliate(1)	–	0.02(2)	–	–	–	–	–	0.02(2)		–	–		–	–

Dividends from Net Investment Income	–	–	(0.23)	(0.10)	(0.15)	(0.02)	–	–		(0.19)	(0.02)		(0.11)	–

Total Distributions	–	–	(0.23)	(0.10)	(0.15)	(0.02)	–	–		(0.19)	(0.02)		(0.11)	–

Net Asset Value, End of Period	$18.49	$17.55	$15.27	$12.10	$13.35	$10.80	$18.35	$17.44		$15.19	$12.03		$13.19	$10.67

Total Return†	5.36%	14.93%	28.51%	(8.61)%	25.12%	24.64%	5.22%	14.81%		28.14%	(8.63)%		24.72%	24.21%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,962	$2,067	$3,952	$29,129	$72,744	$74,331	$8,981	$9,503		$10,290	$11,561		$36,945	$48,515
Ratio of Expenses to Average Net Assets	1.25%	1.25%	1.22%	1.06%	1.02%	1.01%	1.52%	1.37	%(3)	1.54%	1.14	%(4)	1.32%	1.32%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.36%	(0.01)%	0.61%	0.67%	0.53%	0.72%	0.06%	(0.12	)%(3)	0.49%	0.58	%(4)	0.24%	0.38%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.94%	1.74%	1.31%	1.06%	1.02%	1.01%	2.22%	2.02%		1.79%	1.36%		1.32%	1.32%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.33)%	(0.51)%	0.52%	0.67%	0.53%	0.72%	(0.64)%	(0.77)%		0.24%	0.36%		0.24%	0.38%
Portfolio Turnover Rate	6%	25%	86%	23%	32%	66%	6%	25%		86%	23%		32%	66%

	Mid Cap Fund
	Class C
	2014 *	2014		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$16.73	$14.69		$11.61	$12.83	$10.36	$8.40

Net Investment Income (Loss)(1)	(0.04)	(0.15)		(0.03)	(0.04)	(0.05)	(0.03)
Realized and Unrealized Gain (Loss) on Investments	0.86	2.17		3.18	(1.18)	2.52	1.99

Total from Investment Operations	0.82	2.02		3.15	(1.22)	2.47	1.96

Contributions of Capital by Affiliate(1)	–	0.02(2)		–	–	–	–

Dividends from Net Investment Income	–	–		(0.07)	–	– **	–

Total Distributions	–	–		(0.07)	–	–	–

Net Asset Value, End of Period	$17.55	$16.73		$14.69	$11.61	$12.83	$10.36

Total Return†	4.90%	13.89%		27.27%	(9.51)%	23.85%	23.33%

Ratios/Supplemental Data
Net Assets End of Period (000)	$964	$1,010		$1,011	$1,509	$2,430	$3,794
Ratio of Expenses to Average Net Assets	2.10%	2.17	%(3)	2.25%	2.06%	2.02%	2.02%
Ratio of Net Investment Loss to Average Net Assets	(0.52)%	(0.91	)%(3)	(0.20)%	(0.34)%	(0.45)%	(0.33)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.92%	2.72%		2.49%	2.06%	2.02%	2.02%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.34)%	(1.46)%		(0.44)%	(0.34)%	(0.45)%	(0.33)%
Portfolio Turnover Rate	6%	25%		86%	23%	32%	66%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
**	Amount represents less than $0.005 per share.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, 0.13%, 0.13% and 0.14% of Class I, Class A, and Class C total returns, respectively, were attributable to a voluntary payment made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. Excluding this item, the total returns would have been 14.80%, 14.68%, and 13.75% for Class I, Class A, and Class C, respectively. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.15% and 0.05% impact to Class A and Class C ratios respectively. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. See Note 12 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.22% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 4
a n d f o r t h e Ye a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Mid Cap Index Fund(1)
	Class I
	2014 *	2014 (2)
Net Asset Value, Beginning of Period	$10.39	$10.00

Net Investment Income (Loss)(3)	0.07	0.05
Realized and Unrealized Gain (Loss) on Investments	0.41	0.34

Total from Investment Operations	0.48	0.39

Dividends from Net Investment Income	–	–
Distributions from Net Realized Gains	–	–

Total Distributions	–	–

Net Asset Value, End of Period	$10.87	$10.39

Total Return	4.62%	3.90%

Ratios/Supplemental Data
Net Assets End of Period (000)	$3,261	$3,118
Ratio of Expenses to Average Net Assets	0.25%	0.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.32%	1.23%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.82%	2.98%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.25)%	(1.50)%
Portfolio Turnover Rate	15%	16%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	At November 30, 2014, net assets of the R4 Shares amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.
(2)	Commenced operations on December 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
(3)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

	Multi-Factor Small Cap Core Fund
	Class I						Class A
	2014 *	2014	2013	2012	2011	2010	2014 *	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$18.38	$15.39	$10.90	$11.62	$8.84	$7.03	$18.29	$15.33		$10.87	$11.59		$8.82	$7.00

Net Investment Income (Loss)(1)	0.04	$(0.01)	0.19	0.05	0.04	0.05	0.01	(0.06)		0.22	0.02		0.01	0.03
Realized and Unrealized Gain (Loss) on Investments	1.70	3.08	4.41	(0.75)	2.90	1.90	1.69	3.06		4.34	(0.74)		2.89	1.89

Total from Investment Operations	1.74	3.07	4.60	(0.70)	2.94	1.95	1.70	3.00		4.56	(0.72)		2.90	1.92

Dividends from Net Investment Income	–	(0.08)	(0.11)	(0.02)	(0.16)	(0.14)	–	(0.04)		(0.10)	–		(0.13)	(0.10)

Total Distributions	–	(0.08)	(0.11)	(0.02)	(0.16)	(0.14)	–	(0.04)		(0.10)	–		(0.13)	(0.10)

Net Asset Value, End of Period	$20.12	18.38	$15.39	$10.90	$11.62	$8.84	$19.99	$18.29		$15.33	$10.87		$11.59	$8.82

Total Return†	9.47%	19.93%	42.43%	(6.00)%	33.42%	27.90%	9.30%	19.57%		42.11%	(6.21)%		33.02%	27.53%

Ratios/Supplemental Data
Net Assets End of Period (000)	$41,582	$32,973	$20,430	$15,298	$15,286	$18,199	$22,933	$6,098		$2,662	$285		$254	$272
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.95%	0.95%	0.93%	1.23%	1.23	%(2)	1.23%	1.16	%(3)	1.24%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.37%	(0.05)%	1.49%	0.42%	0.40%	0.64%	0.13%	(0.33	)%(2)	1.65%	0.21	%(3)	0.05%	0.32%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.26%	1.36%	1.47%	1.42%	1.42%	1.33%	1.52%	1.65%		1.83%	1.70%		1.72%	1.65%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.06%	(0.46)%	0.97%	(0.05)%	(0.07)%	0.24%	(0.16)%	(0.75)%		1.05%	(0.33)%		(0.43)%	(0.09)%
Portfolio Turnover Rate	52%	102%	76%	77%	90%	105%	52%	102%		76%	77%		90%	105%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment had no impact to Class A ratios. See Note 12 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 4
a n d f o r t h e Ye a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Multi-Factor Small Cap Growth Fund
	Class I							Class A
	2014 *	2014		2013	2012	2011	2010	2014 *	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$18.41	$15.67		$11.79	$12.73	$9.02	$7.21	$18.17	$15.46		$11.63	$12.59		$8.92	$7.15

Net Investment Income (Loss)(1)	(0.02)	(0.02)		0.08	0.03	(0.02)	0.02	(0.05)	(0.06)		0.04	–	**	(0.05)	–
Realized and Unrealized Gain (Loss) on Investments	1.33	2.81		3.88	(0.97)	3.78	1.79	1.33	2.77		3.83	(0.96)		3.75	1.77

Total from Investment Operations	1.31	2.79		3.96	(0.94)	3.76	1.81	1.28	2.71		3.87	(0.96)		3.70	1.77

Contributions of Capital by Affiliate(1)	– **	–	**(2)	–	–	–	–	– **	–	**(2)	–	–		–	–

Dividends from Net Investment Income	–	(0.05)		(0.08)	–	(0.02)	–	–	–		(0.04)	–		– **	–
Distributions from Net Realized Gains	–	–		–	–	(0.03)	–	–	–		–	–		(0.03)	–

Total Distributions	–	(0.05)		(0.08)	–	(0.05)	–	–	–		(0.04)	–		(0.03)	–

Net Asset Value, End of Period	$19.72	$18.41		$15.67	$11.79	$12.73	$9.02	$19.45	$18.17		$15.46	$11.63		$12.59	$8.92

Total Return†	7.12%	17.79%		33.76%	(7.38)%	41.76%	25.10%	7.05%	17.54%		33.39%	(7.63)%		41.48%	24.76%

Ratios/Supplemental Data
Net Assets End of Period (000)	$12,576	$11,841		$8,891	$9,674	$11,105	$10,010	$21,393	$20,193		$19,605	$16,875		$21,566	$17,484
Ratio of Expenses to Average Net Assets	0.95%	0.95%		0.95%	0.95%	0.95%	0.94%	1.21%	1.12	%(3)	1.23%	1.17	%(4)	1.23%	1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.24)%	(0.14)%		0.58%	0.26%	(0.19)%	0.27%	(0.50)%	(0.32	)%(3)	0.31%	0.03	%(4)	(0.47)%	0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.73%	1.76%		1.89%	1.81%	1.92%	1.84%	1.99%	2.02%		2.17%	2.09%		2.20%	2.15%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.02)%	(0.95)%		(0.36)%	(0.60)%	(1.16)%	(0.63)%	(1.28)%	(1.22)%		(0.63)%	(0.89)%		(1.44)%	(0.91)%
Portfolio Turnover Rate	41%	85%		60%	108%	92%	112%	41%	85%		60%	108%		92%	112%

	Multi-Factor Small Cap Growth Fund
	Class C
	2014 *	2014		2013	2012	2011	2010 (5)
Net Asset Value, Beginning of Period	$17.98	$15.41		$11.64	$12.69	$9.06	$7.29

Net Investment Income (Loss)(1)	(0.11)	(0.18)		(0.05)	(0.09)	(0.13)	(0.06)
Realized and Unrealized Gain (Loss) on Investments	1.31	2.75		3.82	(0.96)	3.79	1.83

Total from Investment Operations	1.20	2.57		3.77	(1.05)	3.66	1.77

Contributions of Capital by Affiliate(1)	– **	–	**(2)	–	–	–	–

Distributions from Net Realized Gains	–	–		–	–	(0.03)	–

Total Distributions	–	–		–	–	(0.03)	–

Net Asset Value, End of Period	$19.18	$17.98		$15.41	$11.64	$12.69	$9.06

Total Return†	6.67%	16.68%		32.39%	(8.27)%	40.39%	24.28%

Ratios/Supplemental Data
Net Assets End of Period (000)	$304	$258		$159	$122	$135	$124
Ratio of Expenses to Average Net Assets	1.90%	1.86	%(3)	1.95%	1.95%	1.95%	2.30%
Ratio of Net Investment Loss to Average Net Assets	(1.18)%	(1.05	)%(3)	(0.41)%	(0.74)%	(1.19)%	(0.83)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.67%	2.70%		2.89%	2.81%	2.91%	3.38%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.95)%	(1.89)%		(1.35)%	(1.60)%	(2.15)%	(1.91)%
Portfolio Turnover Rate	41%	85%		60%	108%	92%	112%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
**	Amount represents less than $0.005 per share.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.09% and 0.03% impact to Class A and Class C ratios respectively. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. See Note 12 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(5)	Class C Shares were first sold (excluding seed capital of $10) on July 27, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

	Multi-Factor Small Cap Value Fund
	Class I						Class A
	2014 *	2014	2013	2012	2011	2010	2014 *	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$19.08	$16.09	$12.38	$13.89	$10.90	$8.51	$17.62	$14.84		$11.45	$12.83		$10.05	$7.87

Net Investment Income (Loss)(1)	0.21	0.22	0.49	0.16	0.11	0.06	0.16	0.18		0.44	0.13		0.07	0.02
Realized and Unrealized Gain (Loss) on Investments	1.18	3.04	3.57	(1.54)	3.08	2.33	1.09	2.82		3.26	(1.42)		2.85	2.16

Total from Investment Operations	1.39	3.26	4.06	(1.38)	3.19	2.39	1.25	3.00		3.70	(1.29)		2.92	2.18

Contributions of Capital by Affiliate(1)	–	0.01(2)	–	–	–	–	–	0.01(2)		–	–		–	–

Dividends from Net Investment Income	–	(0.28)	(0.35)	(0.13)	(0.20)	–	–	(0.23)		(0.31)	(0.09)		(0.14)	–

Total Distributions	–	(0.28)	(0.35)	(0.13)	(0.20)	–	–	(0.23)		(0.31)	(0.09)		(0.14)	–

Net Asset Value, End of Period	$20.47	$19.08	$16.09	$12.38	$13.89	$10.90	$18.87	$17.62		$14.84	$11.45		$12.83	$10.05

Total Return†	7.29%	20.36%	33.33%	(9.96)%	29.46%	28.09%	7.10%	20.34%		32.82%	(10.08)%		29.21%	27.70%

Ratios/Supplemental Data
Net Assets End of Period (000)	$11,202	$9,639	$8,321	$9,623	$19,163	$19,528	$13,815	$13,673		$13,459	$12,704		$18,570	$18,739
Ratio of Expenses to Average Net Assets	1.14%	1.25%	1.25%	1.25%	1.25%	1.29%	1.42%	1.32	%(3)	1.54%	1.43	%(4)	1.54%	1.61%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.08%	1.18%	3.54%	1.24%	0.94%	0.59%	1.79%	1.09	%(3)	3.42%	1.08	%(4)	0.66%	0.23%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.68%	1.68%	1.77%	1.62%	1.61%	1.51%	1.95%	1.95%		2.06%	1.92%		1.90%	1.83%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.54%	0.75%	3.02%	0.87%	0.58%	0.37%	1.26%	0.46%		2.90%	0.59%		0.30%	0.02%
Portfolio Turnover Rate	40%	109%	108%	91%	77%	104%	40%	109%		108%	91%		77%	104%

	Multi-Factor Small Cap Value Fund
	Class C
	2014 *	2014		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$15.76	$13.31		$10.29	$11.55	$9.02	$7.11

Net Investment Income (Loss)(1)	0.09	0.06		0.32	0.03	(0.01)	(0.04)
Realized and Unrealized Gain (Loss) on Investments	0.98	2.52		2.92	(1.29)	2.56	1.95

Total from Investment Operations	1.07	2.58		3.24	(1.26)	2.55	1.91

Contributions of Capital by Affiliate(1)	–	0.01(2)		–	–	–	–

Dividends from Net Investment Income	–	(0.14)		(0.22)	– **	(0.02)	–

Total Distributions	–	(0.14)		(0.22)	– **	(0.02)	–

Net Asset Value, End of Period	$16.83	$15.76		$13.31	$10.29	$11.55	$9.02

Total Return†	6.79%	19.51%		31.91%	(10.88)%	28.26%	26.86%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,350	$1,495		$1,152	$1,004	$1,445	$1,586
Ratio of Expenses to Average Net Assets	2.05%	1.99	%(3)	2.25%	2.25%	2.25%	2.32%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.16%	0.42	%(3)	2.79%	0.27%	(0.06)%	(0.46)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.57%	2.57%		2.77%	2.63%	2.61%	2.53%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.64%	(0.16)%		2.27%	(0.11)%	(0.42)%	(0.67)%
Portfolio Turnover Rate	40%	109%		108%	91%	77%	104%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
**	Amount represents less than $0.005 per share.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, 0.06%, 0.07% and 0.08% of Class I, Class A, and Class C total returns, respectively, were attributable to a voluntary payment made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. Excluding this item, the total returns would have been 20.30%, 20.27%, and 19.43% for Class I, Class A, and Class C, respectively. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.20% and 0.15% impact to Class A and Class C ratios respectively. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. See Note 12 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 4
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	S&P 500 Index Fund
	Class I								Class A
	2014 *	2014		2013	2012		2011	2010	2014 *	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$15.37	$13.01		$10.46	$10.71		$8.68	$7.30	$15.31	$12.95		$10.41	$10.67		$8.65	$7.27

Net Investment Income(1)	0.15	0.25		0.22	0.19		0.16	0.14	0.13	0.22		0.19	0.16		0.13	0.12
Realized and Unrealized Gain (Loss) on Investments	1.13	2.36		2.55	(0.26)		2.03	1.38	1.13	2.35		2.54	(0.26)		2.02	1.38

Total from Investment Operations	1.28	2.61		2.77	(0.07)		2.19	1.52	1.26	2.57		2.73	(0.10)		2.15	1.50

Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	**(3)	–	–	–	–	**(2)	–	–	**(3)	–	–

Dividends from Net Investment Income	(0.14)	(0.25)		(0.22)	(0.18)		(0.16)	(0.14)	(0.13)	(0.21)		(0.19)	(0.16)		(0.13)	(0.12)
Distributions from Net Realized Gains	–	–		–	–		–	–	–	–		–	–		–	–

Total Distributions	(0.14)	(0.25)		(0.22)	(0.18)		(0.16)	(0.14)	(0.13)	(0.21)		(0.19)	(0.16)		(0.13)	(0.12)

Net Asset Value, End of Period	$16.51	$15.37		$13.01	$10.46		$10.71	$8.68	$16.44	$15.31		$12.95	$10.41		$10.67	$8.65

Total Return†	8.41%	20.23%		26.78%	(0.55	)%(3)	25.51%	20.90%	8.25%	20.01%		26.50%	(0.91	)%(3)	25.16%	20.69%

Ratios/Supplemental Data
Net Assets End of Period (000)	$165,879	$137,732		$97,902	$88,355		$94,945	$87,998	$20,949	$19,093		$23,632	$20,712		$22,919	$19,275
Ratio of Expenses to Average Net Assets	0.20%	0.27%		0.36%	0.35%		0.37%	0.36%	0.44%	0.49	%(4)	0.62%	0.61%		0.63%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.86%	1.80%		1.90%	1.82%		1.67%	1.66%	1.61%	1.57	%(4)	1.65%	1.56%		1.41%	1.41%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.33%	0.34%		0.36%	0.35%		0.37%	0.36%	0.57%	0.58%		0.62%	0.61%		0.63%	0.62%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.73%	1.73%		1.90%	1.82%		1.67%	1.66%	1.48%	1.47%		1.65%	1.56%		1.41%	1.41%
Portfolio Turnover Rate	4%	18%		12%	9%		27%	17%	4%	18%		12%	9%		27%	17%

	S&P 500 Index Fund
	Class C								Class R4	Class R5
	2014 *	2014		2013	2012		2011	2010	2014 (5)	2014 *	2014 (5)
Net Asset Value, Beginning of Period	$15.17	$12.86		$10.34	$10.60		$8.59	$7.23	$15.36	$15.37	$14.65

Net Investment Income(1)	0.07	0.11		0.11	0.08		0.06	0.06	0.15	0.15	0.13
Realized and Unrealized Gain (Loss) on Investments	1.12	2.32		2.53	(0.26)		2.02	1.37	1.14	1.12	0.66

Total from Investment Operations	1.19	2.43		2.64	(0.18)		2.08	1.43	1.29	1.27	0.79

Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	**(3)	–	–	–	–	–

Dividends from Net Investment Income	(0.06)	(0.12)		(0.12)	(0.08)		(0.07)	(0.07)	(0.14)	(0.14)	(0.07)
Distributions from Net Realized Gains	–	–		–	–		–	–	–	–	–

Total Distributions	(0.06)	(0.12)		(0.12)	(0.08)		(0.07)	(0.07)	(0.14)	(0.14)	(0.07)

Net Asset Value, End of Period	$16.30	$15.17		$12.86	$10.34		$10.60	$8.59	$16.51	$16.50	$15.37

Total Return†	7.85%	19.01%		25.66%	(1.66	)%(3)	24.29%	19.75%	8.47%	8.33%	5.38%

Ratios/Supplemental Data
Net Assets End of Period (000)	$8,447	$11,089		$6,496	$1,705		$1,837	$1,552	$1,309	$–	$6
Ratio of Expenses to Average Net Assets	1.19%	1.26	%(4)	1.36%	1.35%		1.37%	1.36%	0.35%	0.16%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.84%	0.81	%(4)	0.90%	0.82%		0.67%	0.66%	1.88%	1.85%	2.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.32%	1.33%		1.36%	1.35%		1.37%	1.36%	0.48%	0.28%	0.38%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.71%	0.73%		0.90%	0.82%		0.67%	0.66%	1.75%	1.73%	1.87%
Portfolio Turnover Rate	4%	18%		12%	9%		27%	17%	4%	4%	18%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
**	Amount represents less than $0.005 per share.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.
(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.03% and 0.01% impact to Class A and Class C ratios respectively. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. See Note 12 in Notes to Financial Statements.

(5)

Class R4 and Class R5 commenced operations on December 30, 2013. Prior to September 3, 2014, net assets of the Class R4 Shares amounted to $10, representing initial seed capital. There was no other shareholder activity in the R4 Share Class prior to that date; therefore, no prior period information is presented. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

	Small Cap Fund
	Class I								Class A
	2014 *	2014		2013	2012		2011	2010	2014 *	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$20.21	$17.91		$12.99	$12.85		$9.87	$7.52	$19.69	$17.51		$12.74	$12.62		$9.73	$7.44

Net Investment Income (Loss)(1)	–	(0.01)		(0.06)	(0.06)		(0.02)	(0.02)	(0.03)	(0.06)		(0.10)	(0.09)		(0.05)	(0.05)
Realized and Unrealized Gain (Loss) on Investments	0.86	2.59		4.98	0.19		3.00	2.37	0.84	2.52		4.87	0.20		2.94	2.34

Total from Investment Operations	0.86	2.58		4.92	0.13		2.98	2.35	0.81	2.46		4.77	0.11		2.89	2.29

Contributions of Capital by Affiliate(1)	–	–	**(2)	–	0.01	(3)	–	–	–	–	**(2)	–	0.01	(3)	–	–

Distributions from Net Realized Gains	–	(0.28)		–	–		–	–	–	(0.28)		–	–		–	–

Total Distributions	–	(0.28)		–	–		–	–	–	(0.28)		–	–		–	–

Net Asset Value, End of Period	$21.07	$20.21		$17.91	$12.99		$12.85	$9.87	$20.50	$19.69		$17.51	$12.74		$12.62	$9.73

Total Return†	4.25%	14.39%		37.88%	1.09	%(3)	30.19%	31.25%	4.11%	14.03%		37.44%	0.95	%(3)	29.70%	30.78%

Ratios/Supplemental Data
Net Assets End of Period (000)	$449,360	$375,901		$207,230	$151,860		$177,697	$182,881	$61,449	$61,134		$23,371	$2,210		$2,562	$2,205
Ratio of Expenses to Average Net Assets	0.99%	0.99%		1.19%	1.24%		1.22%	1.17%	1.29%	1.29	%(4)	1.46%	1.45	%(5)	1.52%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.04%	(0.06)%		(0.39)%	(0.51)%		(0.15)%	(0.27)%	(0.32)%	(0.30	)%(4)	(0.68)%	(0.74	)%(5)	(0.46)%	(0.59)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.19%	1.28%		1.28%	1.24%		1.22%	1.17%	1.49%	1.58%		1.61%	1.54%		1.52%	1.49%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.16)%	(0.35)%		(0.48)%	(0.51)%		(0.15)%	(0.27)%	(0.52)%	(0.59)%		(0.83)%	(0.83)%		(0.46)%	(0.59)%
Portfolio Turnover Rate	14%	24%		27%	32%		47%	59%	14%	24%		27%	32%		47%	59%

	Small Cap Fund
	Class C
	2014 *	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$18.29	$16.40		$12.02	$12.00		$9.32	$7.17

Net Investment Income (Loss)(1)	(0.09)	(0.19)		(0.20)	(0.18)		(0.12)	(0.11)
Realized and Unrealized Gain (Loss) on Investments	0.78	2.36		4.58	0.19		2.80	2.26

Total from Investment Operations	0.69	2.17		4.38	0.01		2.68	2.15

Contributions of Capital by Affiliate(1)	–	–	**(2)	–	0.01	(3)	–	–

Distributions from Net Realized Gains	–	(0.28)		–	–		–	–

Total Distributions	–	(0.28)		–	–		–	–

Net Asset Value, End of Period	$18.98	$18.29		$16.40	$12.02		$12.00	$9.32

Total Return†	3.77%	13.21%		36.44%	0.17	%(3)	28.76%	29.99%

Ratios/Supplemental Data
Net Assets End of Period (000)	$18,797	$17,802		$5,576	$726		$645	$663
Ratio of Expenses to Average Net Assets	1.99%	1.99	%(4)	2.14%	2.25%		2.22%	2.19%
Ratio of Net Investment Loss to Average Net Assets	(1.00)%	(1.02	)%(4)	(1.37)%	(1.54)%		(1.18)%	(1.28)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.19%	2.28%		2.31%	2.25%		2.22%	2.19%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.20)%	(1.31)%		(1.54)%	(1.54)%		(1.18)%	(1.28)%
Portfolio Turnover Rate	14%	24%		27%	32%		47%	59%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
**	Amount represents less than $0.005 per share.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. Excluding this item, the total returns would have been 1.01%, 0.87%, and 0.08% for Class I, Class A, and Class C, respectively.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment had no impact to Class A ratios and Class C ratios. See Note 12 in Notes to Financial Statements.

(5)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 4
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Small Cap Index Fund(1)
	Class I
	2014 *	2014 (2)
Net Asset Value, Beginning of Period	$9.83	$10.00

Net Investment Income (Loss)(3)	0.06	0.04
Realized and Unrealized Gain (Loss) on Investments	0.43	(0.21)

Total from Investment Operations	0.49	(0.17)

Dividends from Net Investment Income	–	–

Distributions from Net Realized Gains	–	–

Total Distributions	–	–

Net Asset Value, End of Period	$10.32	$9.83

Total Return	4.98%	(1.70)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$5,213	$4,917
Ratio of Expenses to Average Net Assets	0.25%	0.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.15%	1.06%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.66%	2.84%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.26)%	(1.53)%
Portfolio Turnover Rate	11%	4%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
(1)	At November 30, 2014, net assets of the R4 Shares amounted to $10, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.
(2)	Commenced operations on December 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.
(3)	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 35.8%
Consumer Discretionary — 4.9%
American Axle & Manufacturing Holdings*	3,236	$69
Comcast, Cl A	2,640	151
Dorman Products*#	2,115	100
Drew Industries*	1,311	62
Foot Locker	7,610	436
Ford Motor	6,530	103
Hanesbrands	2,480	287
Home Depot	3,440	342
HSN	1,543	112
L Brands	1,680	136
Lithia Motors, Cl A	892	66
Madison Square Garden, Cl A*	1,718	125
McDonald’s	1,310	127
Monro Muffler Brake	1,547	85
Polaris Industries	1,290	202
Priceline Group*	90	104
Time Warner	2,580	220
Walt Disney	3,190	295
Wolverine World Wide	1,787	54
Wyndham Worldwide	3,390	283

		3,359

Consumer Staples — 3.5%
Altria Group	6,030	303
Boston Beer, Cl A*	290	76
Constellation Brands, Cl A*	1,720	166
CVS Health	2,190	200
Dr Pepper Snapple Group	2,840	210
Hain Celestial Group*	1,100	125
Kimberly-Clark	1,760	205
Kroger	3,900	234
PepsiCo	1,451	145
Philip Morris International	2,010	175
Procter & Gamble	4,275	387
Reynolds American	2,160	142
TreeHouse Foods*	706	57

		2,425

Energy — 2.0%
Atwood Oceanics*	804	26
Chevron	3,129	341
ConocoPhillips	4,280	283
EOG Resources	1,850	160
Exxon Mobil	3,335	302
Occidental Petroleum	2,260	180
Oil States International*	735	37
World Fuel Services	1,645	74

		1,403

Financials — 7.1%
Allstate	3,360	229
American Express	1,450	134
AmTrust Financial Services#	3,824	196
Bank of the Ozarks	5,246	190
BB&T	2,840	107
Blackstone Group LP	3,110	104
Capital One Financial	1,990	166
Chubb	2,084	215
Credit Acceptance*	874	131
Discover Financial Services	3,519	231
Eagle Bancorp*	2,956	101

	Number of Shares	Value (000)

Encore Capital Group*	1,167	$50
Extra Space Storage REIT	4,360	258
HCP REIT	2,840	127
Home BancShares	1,972	63
Huntington Bancshares	15,370	155
JPMorgan Chase	8,268	497
MetLife	2,060	115
National General Holdings	6,474	121
PRA Group*	3,010	176
Principal Financial Group	4,920	262
RLI	2,116	97
SEI Investments	3,550	141
Travelers	1,130	118
U.S. Bancorp	5,030	222
Ventas REIT	2,530	181
ViewPoint Financial Group	3,336	80
Wells Fargo	7,249	395
World Acceptance*	600	46

		4,908

Healthcare — 5.4%
Amgen	2,500	413
Baxter International	2,030	148
Becton Dickinson	1,310	184
Biogen Idec*	370	114
Bio-Reference Labs*	1,739	49
Cigna	1,170	120
CorVel*	1,618	56
Edwards Lifesciences*	1,280	166
Eli Lilly	2,670	182
Gilead Sciences*	2,290	230
HCA Holdings*	1,970	137
Johnson & Johnson	3,497	379
McKesson	940	198
Merck	7,201	435
MWI Veterinary Supply*	750	123
Neogen*	1,882	83
PAREXEL International*	1,977	116
Pfizer	12,171	379
St. Jude Medical	2,770	188

		3,700

Industrials — 4.8%
Actuant, Cl A	2,395	71
Astronics*	740	36
B/E Aerospace*	967	75
Boeing	2,920	392
Colfax*	1,149	59
Delta Air Lines	4,290	200
EnerSys	1,980	120
Esterline Technologies*	771	92
General Dynamics	810	118
General Electric	20,450	542
Genesee & Wyoming, Cl A*	579	57
HEICO	1,602	85
Lockheed Martin	1,310	251
Old Dominion Freight Line*	2,200	178
Snap-On	1,250	169
Southwest Airlines	6,280	263
Trinity Industries	2,480	80
Union Pacific	1,530	179
United Rentals*	1,650	187

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
United Technologies	1,170	$129
Wesco Aircraft Holdings*	3,743	52

		3,335

Information Technology — 5.9%
Advent Software	1,990	63
Apple	8,639	1,027
CA	5,460	170
CDW	5,770	202
Cisco Systems	18,252	505
Google, Cl A*	345	189
Intel	3,470	129
Manhattan Associates*	3,360	133
Micron Technology*	6,080	219
Microsoft	3,302	158
Oracle	3,610	153
OSI Systems*	1,907	135
QUALCOMM	2,640	192
Skyworks Solutions	3,900	263
Symantec*	8,240	215
Tyler Technologies*	700	76
Western Digital	1,470	152
WEX*	924	105

		4,086

Materials — 0.8%
Balchem	1,616	105
Eastman Chemical	1,680	139
International Paper	2,150	116
Neenah Paper	742	42
Packaging Corporation of America	2,260	168

		570

Telecommunication Services — 0.4%
AT&T	3,687	130
Verizon Communications	3,040	154

		284

Utilities — 1.0%
National Fuel Gas	2,390	165
NextEra Energy	1,098	115
Pinnacle West Capital	4,080	258
Wisconsin Energy	2,310	114

		652

Total Common Stocks (Cost $18,719)		24,722

FOREIGN COMMON STOCKS — 10.8%
Consumer Discretionary — 2.1%
Berkeley Group Holdings PLC (United Kingdom)	665	27
boohoo.com PLC (United Kingdom)*	30,955	22
Bridgestone (Japan) (A)	1,900	65
Compass Group PLC (United Kingdom)	4,054	69
Dufry AG (Switzerland)*	416	66
Garmin (Switzerland)*#	3,020	173
Inditex SA (Spain)	1,070	31
LVMH Moet Hennessy Louis Vuitton SA (France)	343	62
Magna International (Canada)	1,850	199
Michael Kors Holdings (Hong Kong)*	1,510	116
OSIM International (Singapore)	10,000	17

	Number of Shares	Value (000)

Pandora A/S (Denmark)	1,077	$95
Rakuten (Japan) (A)	6,300	85
Royal Caribbean Cruises (Liberia)*	2,310	170
Thomas Cook Group PLC (United Kingdom)*	13,519	26
Toyota Motor, ADR (Japan)	1,453	179
WPP PLC, ADR (United Kingdom)	437	46

		1,448

Consumer Staples — 0.7%
Anheuser-Busch InBev NV, ADR (Belgium)	895	105
Associated British Foods PLC (United Kingdom)	518	26
Koninklijke Ahold NV (Netherlands)	2,462	43
Nestle SA (Switzerland)	1,983	149
Puregold Price Club (Philippines)	43,700	37
Reckitt Benckiser Group PLC (United Kingdom)	1,207	99

		459

Energy — 0.6%
Ensco PLC, Cl A (United Kingdom)	3,520	119
Modec (Japan) (A)	1,700	30
Schlumberger (Curacao)	2,610	224
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	321	25

		398

Financials — 1.5%
ACE (Switzerland)	3,460	396
AIA Group (Hong Kong)	15,159	87
Deutsche Wohnen AG (Germany)	2,790	67
Equity Bank (Kenya)	71,495	39
FirstService (Canada)	1,095	59
Invesco (Bermuda)	3,950	159
IRF European Finance Investments (United Kingdom)* (B) (C)	31,579	–
Mitsubishi Estate (Japan) (A)	2,000	45
Mitsubishi UFJ Financial Group, ADR (Japan)	10,840	62
Nomura Holdings (Japan) (A)	7,400	44
UBS Group AG (Switzerland)*	2,980	54
Vib Vermoegen AG (Germany)	1,859	33

		1,045

Healthcare — 1.8%
Actavis PLC (Ireland)*	300	81
Bayer AG (Germany)	865	130
Coloplast A/S, Cl B (Denmark)	499	43
CYBERDYNE (Japan)* (A)	900	25
GlaxoSmithKline PLC, ADR (United Kingdom)	3,240	151
GN Store Nord A/S (Denmark)	2,230	48
Grifols SA (Spain)	1,487	66
ICON PLC (Ireland)*	655	36
Jazz Pharmaceuticals PLC (Ireland)*	355	63
Meda AB, Cl A (Sweden)	3,866	55
Novo Nordisk A/S, ADR (Denmark)	3,060	139
Ono Pharmaceutical (Japan) (A)	500	43
Roche Holding AG (Switzerland)	570	171
Sawai Pharmaceutical (Japan) (A)	500	30
Shire PLC (United Kingdom)	473	34
Shire PLC, ADR (United Kingdom)	34	7
Teva Pharmaceutical Industries, ADR (Israel)	2,030	116

		1,238

See Notes to Financial Statements.

	Number of Shares	Value (000)

FOREIGN COMMON STOCKS — continued
Industrials — 0.9%
ABB, ADR (Switzerland)*	2,817	$63
Ashtead Group PLC (United Kingdom)	5,999	99
Canadian Pacific Railway (Canada)	537	104
FANUC (Japan) (A)	304	51
Hexagon AB, Cl B (Sweden)	1,481	47
Hexagon Composites ASA (Norway)	8,637	27
Koninklijke Philips NV (Netherlands)	1,278	38
Nabtesco (Japan) (A)	2,100	51
Rational AG (Germany)	194	62
SMC (Japan) (A)	300	82
Weir Group PLC (United Kingdom)	887	26

		650

Information Technology — 2.2%
ARM Holdings PLC, ADR (United Kingdom)	1,613	69
Axis Communications AB (Sweden)	1,053	27
Check Point Software Technologies (Israel)*	2,360	182
Fleetmatics Group PLC (Ireland)*#	1,444	51
Ingenico (France)	730	79
Konica Minolta (Japan) (A)	4,500	53
NAVER (South Korea)	108	74
NQ Mobile, ADR (China)*#	11,109	78
NXP Semiconductor NV (Netherlands)*	2,700	210
Open Text (Canada)#	1,551	92
Opera Software ASA (Norway)	4,013	51
Opus Group AB (Sweden)	16,121	23
Qihoo 360 Technology, ADR (China)*	1,539	114
SAP SE, ADR (Germany)	336	24
TE Connectivity (Switzerland)	2,170	139
Tencent Holdings (Hong Kong)	10,122	162
Wirecard AG (Germany)	2,242	95

		1,523

Materials — 0.7%
Dangote Cement PLC (Nigeria)	23,559	23
Hexpol AB (Sweden)	556	49
James Hardie Industries PLC (Ireland)	5,968	62
LyondellBasell Industries NV, Cl A (Netherlands)	1,970	155
Potash Corp of Saskatchewan (Canada)	4,170	145
Randgold Resources, ADR (United Kingdom)	524	34
Sumitomo Metal Mining (Japan) (A)	3,000	46

		514

Telecommunication Services — 0.2%
Softbank (Japan) (A)	1,051	70
Telenor ASA (Norway)	2,511	53

		123

Utilities — 0.1%
Red Electrica SA (Spain)	630	58

		58

Total Foreign Common Stocks (Cost $6,409)		7,456

EXCHANGE-TRADED FUNDS — 12.5%
iShares MSCI EAFE Value Index†#	95,831	5,158
iShares MSCI Emerging Markets Index Fund†	49,011	2,034
iShares STOXX Europe 600 Banks DE†	1,909	47
SPDR ® S&P 500 ® ETF Trust	6,660	1,380

	Number of Shares	Value (000)

Total Exchange-Traded Funds (Cost $9,186)		8,619

MASTER LIMITED PARTNERSHIP — 0.1%
Energy — 0.1%
Enterprise Products Partners LP	1,900	71

Total Master Limited Partnership (Cost $55)		71

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 1.0%
Automotive — 0.4%
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	$75	$75
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	70	70
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	110	110

		255

Credit Cards — 0.5%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	120	120
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A
1.480%, 07/15/20	110	111
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	105	106

		337

Equipment — 0.1%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	90	90

Total Asset-Backed Securities (Cost $680)		682

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.5%
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (D)	372	381

Total Commercial Mortgage-Backed Security (Cost $369)		381

CORPORATE BONDS — 13.3%
Aerospace — 0.2%
Erickson
8.250%, 05/01/20#	29	27
Spirit AeroSystems
6.750%, 12/15/20	66	70

See Notes to Financial Statements.

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Aerospace — continued
United Technologies
4.500%, 06/01/42	$60	$65

		162

Automotive — 0.2%
BorgWarner
4.625%, 09/15/20	60	66
Lear
8.125%, 03/15/20	25	26
5.375%, 03/15/24	50	51
Titan International
6.875%, 10/01/20	25	23

		166

Cable — 0.8%
21st Century Fox America
8.450%, 08/01/34	60	88
AMC Networks
7.750%, 07/15/21	75	82
Belo
7.750%, 06/01/27	50	55
Comcast
4.250%, 01/15/33	40	42
DIRECTV Holdings LLC
4.600%, 02/15/21	40	43
4.450%, 04/01/24	65	68
Sinclair Television Group
6.375%, 11/01/21	25	26
Time Warner Entertainment LP
8.375%, 03/15/23	25	34
Viacom
3.250%, 03/15/23	120	117

		555

Consumer Discretionary — 0.1%
Hasbro
6.300%, 09/15/17	50	56

Consumer Services — 0.8%
Avon Products
5.000%, 03/15/23#	60	55
Cedar Fair LP
5.250%, 03/15/21	25	25
Felcor Lodging LP
5.625%, 03/01/23	35	35
H&E Equipment Services
7.000%, 09/01/22	25	27
Live Nation Entertainment
7.000%, 09/01/20 144A	50	53
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	50	51
Royal Caribbean Cruises
11.875%, 07/15/15	27	29
7.500%, 10/15/27	42	48
Sotheby’s
5.250%, 10/01/22 144A	25	24
Speedway Motorsports
6.750%, 02/01/19	65	68
Vail Resorts
6.500%, 05/01/19	60	63

	Par (000)	Value (000)

Wynn Las Vegas LLC
7.875%, 05/01/20	$25	$26
5.375%, 03/15/22	55	56

		560

Energy — 2.3%
Boardwalk Pipelines LP
3.375%, 02/01/23	75	70
BP Capital Markets PLC
3.245%, 05/06/22	65	65
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	60	62
ConocoPhillips
4.150%, 11/15/34	40	41
Continental Resources
5.000%, 09/15/22	115	119
Denbury Resources
5.500%, 05/01/22	60	56
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	55	63
EQT
5.150%, 03/01/18	30	32
4.875%, 11/15/21	85	92
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	105	123
MarkWest Energy Partners LP
6.750%, 11/01/20	50	52
McDermott International
8.000%, 05/01/21 144A	40	34
Nexen Energy ULC
5.875%, 03/10/35	45	53
ONEOK Partners LP
6.125%, 02/01/41	35	40
Peabody Energy
6.500%, 09/15/20#	70	66
Petrobras Global Finance BV
3.000%, 01/15/19	65	62
6.250%, 03/17/24	55	56
Petroleos Mexicanos
6.000%, 03/05/20	55	63
4.250%, 01/15/25 144A	25	25
Range Resources
6.750%, 08/01/20	60	63
Rowan
4.875%, 06/01/22	75	77
4.750%, 01/15/24	25	25
Samson Investment
9.750%, 02/15/20	25	14
Tesoro
5.375%, 10/01/22	60	62
Transocean
6.375%, 12/15/21	50	50
Whiting Petroleum
6.500%, 10/01/18	45	46
Williams
4.550%, 06/24/24	65	64

		1,575

Financials — 2.7%
Abbey National Treasury Services PLC
3.050%, 08/23/18	40	42

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
American Express Credit (GMTN)
2.250%, 08/15/19	$65	$66
Bank of America
6.250%, 09/29/49 (D)	60	60
Bank of America (MTN)
5.625%, 07/01/20	130	149
4.000%, 04/01/24	45	47
Capital One Financial
3.500%, 06/15/23	88	89
Citigroup
6.125%, 11/21/17	115	130
5.500%, 09/13/25	55	62
Deutsche Bank AG
1.400%, 02/13/17	75	75
General Electric Capital (GMTN)
3.150%, 09/07/22	55	56
Goldman Sachs Group (GMTN)
5.375%, 03/15/20	55	62
HSBC Holdings PLC
5.100%, 04/05/21	105	119
International Lease Finance
4.875%, 04/01/15	50	50
JPMorgan Chase
4.625%, 05/10/21	60	66
3.375%, 05/01/23	90	89
7.900%, 04/29/49 (D)	50	55
Morgan Stanley
4.750%, 03/22/17	100	107
4.875%, 11/01/22	65	70
Royal Bank of Canada
1.200%, 09/19/18	125	125
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	60	65
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	100	100
Wells Fargo
5.900%, 12/29/49 (D)	65	67
Wells Fargo (MTN)
3.300%, 09/09/24	100	101

		1,852

Food, Beverage & Tobacco — 0.3%
Constellation Brands
6.000%, 05/01/22	50	55
HJ Heinz
4.250%, 10/15/20	70	71
Sysco
4.350%, 10/02/34	65	69

		195

Healthcare — 0.4%
DaVita HealthCare Partners
5.750%, 08/15/22	50	53
Endo Finance LLC & Endo Finco
7.000%, 07/15/19 144A	45	47
Gilead Sciences
3.700%, 04/01/24	90	94
Johnson & Johnson
5.950%, 08/15/37	60	81

	Par (000)	Value (000)
Select Medical
6.375%, 06/01/21	$30	$30

		305

Industrials — 1.4%
Allegion US Holding
5.750%, 10/01/21	25	26
Amphenol
4.000%, 02/01/22	50	53
Avnet
4.875%, 12/01/22	55	59
Ball
6.750%, 09/15/20	30	31
4.000%, 11/15/23	55	53
Bombardier
7.750%, 03/15/20 144A	50	55
Caterpillar
3.900%, 05/27/21	115	125
CNH Industrial Capital LLC
6.250%, 11/01/16	35	37
3.625%, 04/15/18	51	51
CRH America
4.125%, 01/15/16	75	78
DR Horton
3.625%, 02/15/18	60	61
General Electric
4.125%, 10/09/42	5	5
Harsco
5.750%, 05/15/18	55	58
Huntington Ingalls Industries
6.875%, 03/15/18	50	52
Interface
7.625%, 12/01/18	50	51
KLX
5.875%, 12/01/22 144A	50	51
Owens-Brockway Glass Container
7.375%, 05/15/16	50	53
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	60	69

		979

Insurance — 0.6%
Aon
3.500%, 09/30/15	65	67
Berkshire Hathaway Finance
4.250%, 01/15/21	115	127
MetLife
6.400%, 12/15/66	65	72
Reinsurance Group of America
6.450%, 11/15/19	65	76
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	65	70
TIAA Asset Management Finance LLC
2.950%, 11/01/19 144A	25	25

		437

Materials — 0.5%
Allegheny Technologies
6.125%, 08/15/23	60	60

See Notes to Financial Statements.

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Materials — continued
ArcelorMittal
6.750%, 02/25/22	$25	$27
7.500%, 10/15/39	30	31
Cascades
7.875%, 01/15/20	40	42
Freeport-McMoRan
3.550%, 03/01/22	120	117
PolyOne
7.375%, 09/15/20	50	53

		330

Real Estate Investment Trusts — 0.5%
American Campus Communities Operating Partnership LP
4.125%, 07/01/24	115	117
Digital Realty Trust LP
5.875%, 02/01/20#	90	102
5.250%, 03/15/21	25	27
Realty Income
3.250%, 10/15/22	100	99

		345

Retail — 0.6%
eBay
2.875%, 08/01/21	45	44
Hanesbrands
6.375%, 12/15/20	70	75
Kroger
3.400%, 04/15/22	75	76
L Brands
8.500%, 06/15/19	20	24
7.000%, 05/01/20	15	17
Sally Holdings LLC
6.875%, 11/15/19	50	53
Wal-Mart Stores
5.250%, 09/01/35	50	60
5.625%, 04/01/40	50	63

		412

Technology — 0.7%
Apple
3.850%, 05/04/43	130	127
Hewlett-Packard
4.375%, 09/15/21	75	79
KLA-Tencor
6.900%, 05/01/18	10	12
4.125%, 11/01/21	125	127
Oracle
4.300%, 07/08/34	65	68
Xilinx
3.000%, 03/15/21	45	45

		458

Telecommunications — 0.5%
AT&T
6.300%, 01/15/38	30	36
DigitalGlobe
5.250%, 02/01/21 144A	35	34
GTE
6.940%, 04/15/28	85	106

	Par (000)	Value (000)

SBA Telecommunications
5.750%, 07/15/20	$25	$26
Telefonica Emisiones SA Unipersonal
5.134%, 04/27/20	80	90
Verizon Communications
6.400%, 09/15/33	50	62

		354

Transportation — 0.2%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	60	63
ERAC USA Finance LLC
5.625%, 03/15/42 144A	50	58
Jurassic Holdings III
6.875%, 02/15/21 144A	30	29

		150

Utilities — 0.5%
Berkshire Hathaway Energy
6.125%, 04/01/36	80	100
Calpine
7.875%, 01/15/23 144A	50	55
DPL
6.500%, 10/15/16	12	13
Duke Energy
3.550%, 09/15/21	35	37
Duke Energy Carolinas LLC
4.000%, 09/30/42	10	10
Exelon Generation LLC
4.000%, 10/01/20	95	100
Toledo Edison
7.250%, 05/01/20	17	21

		336

Total Corporate Bonds
(Cost $9,005)		9,227

MUNICIPAL BOND — 0.1%
Texas — 0.1%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	40	48

Total Municipal Bond
(Cost $48)		48

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 9.1%
Federal Home Loan Mortgage Corporation — 1.5%
4.500%, 06/01/41	197	214
4.000%, 01/01/41	115	123
4.000%, 10/01/44	238	255
3.500%, 06/01/42	137	143
3.500%, 12/01/42	249	259

		994

Federal National Mortgage Association — 6.9%
5.500%, 07/01/33	4	5
5.500%, 05/01/35	32	36
5.000%, 08/01/40	209	232
4.500%, 06/01/40	241	266
4.500%, 10/01/40	65	70
4.500%, 01/01/41	146	159

See Notes to Financial Statements.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
4.500%, 03/01/41	$133	$145
4.500%, 04/01/41	194	212
4.000%, 03/01/26	39	42
4.000%, 12/01/40	118	127
4.000%, 01/01/41	161	173
4.000%, 02/01/41	144	154
4.000%, 02/01/42	147	158
4.000%, 07/01/42	186	199
3.500%, 01/01/26	109	115
3.500%, 10/01/26	104	110
3.500%, 01/01/28	202	214
3.500%, 03/01/41	134	140
3.500%, 06/01/42	174	181
3.500%, 08/01/42	248	259
3.500%, 10/01/42	182	190
3.500%, 11/01/42	156	163
3.500%, 02/01/43	135	141
3.000%, 06/01/27	159	166
3.000%, 06/01/28	97	102
3.000%, 11/01/42	184	186
3.000%, 04/01/43	497	503
2.500%, 11/01/27	327	334

		4,782

Government National Mortgage Association — 0.7%
4.500%, 08/15/39	109	119
4.000%, 09/15/41	120	129
4.000%, 10/20/43	95	102
3.500%, 07/15/42	63	66
3.500%, 12/20/42	79	83

		499

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $6,130)		6,275

U.S. TREASURY OBLIGATIONS — 12.0%
U.S. Treasury Bonds — 2.5%
4.500%, 02/15/36	540	702
3.750%, 08/15/41	535	629
3.125%, 08/15/44	370	386

		1,717

U.S. Treasury Notes — 9.5%
2.625%, 11/15/20	60	63
2.250%, 01/31/15	920	923
1.625%, 08/15/22	460	449
1.250%, 08/31/15	825	832
1.250%, 01/31/19	50	50
0.375%, 01/15/16	830	832
0.250%, 01/31/15	2,005	2,005
0.250%, 05/15/15	1,415	1,416

		6,570

Total U.S. Treasury Obligations (Cost $8,182)		8,287

	Number of Shares	Value (000)
MONEY MARKET FUND — 4.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (E)	3,305,127	$3,305

Total Money Market Fund (Cost $3,305)		3,305

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.0% (Cost $62,088)		69,073

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 8.9%

Money Market Fund — 8.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	6,138,292	6,138

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $6,138)‡		6,138

TOTAL INVESTMENTS — 108.9%

(Cost $68,226)**		75,211

Other Assets & Liabilities – (8.9)%		(6,133)

TOTAL NET ASSETS — 100.0%		$69,078

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $68,270.

Gross unrealized appreciation (000)	$8,474
Gross unrealized depreciation (000)	(1,533)

Net unrealized appreciation (000)	$6,941

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $5,945 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of November 30, 2014.
(D)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2014.
(E)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $711 (000) and represents 1.0% of net assets as of November 30, 2014.

Forward Currency Contracts:

Settlement	Type	Contracts to Deliver (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)

11/15	Sell*	JPY 66,718	$585	$565	$20

* Counterparty is State Street Bank

JPY — Japanese Yen

Assets in the amount of $720,091 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d)

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

Nikkei 225®	1	$149	12/12/14	$14

Cash in the amount of $6,825 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $163,475 have been segregated on the Fund’s books and records.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$682	$–	$682

Commercial Mortgage-Backed Security	–	381	–	381

Common Stocks	24,722	–	–	24,722

Corporate Bonds	–	9,227	–	9,227

Exchange-Traded Funds	8,619	–	–	8,619

Foreign Common Stocks:

Austria	–	25	–	25

Belgium	105	–	–	105

Bermuda	159	–	–	159

Canada	598	–	–	598

China	192	–	–	192

Curacao	224	–	–	224

Denmark	139	187	–	326

France	–	141	–	141

Germany	56	354	–	410

Hong Kong	116	250	–	366

Ireland	231	62	–	293

Israel	298	–	–	298

Japan	241	720	–	961

Kenya	–	39	–	39

Liberia	170	–	–	170

Netherlands	404	43	–	447

Nigeria	24	–	–	24

Norway	–	132	–	132

Philippines	–	37	–	37

Singapore	–	17	–	17

South Korea	–	74	–	74

Spain	–	155	–	155

Sweden	–	202	–	202

Switzerland	825	385	–	1,210

United Kingdom	447	404	–	851

See Notes to Financial Statements.

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Master Limited Partnership	$71	$–	$–	$71

Money Market Fund	3,305	–	–	3,305

Municipal Bond	–	48	–	48

Short-Term Investment Purchased with Collateral From Securities Loaned	6,138	–	–	6,138

U.S. Government Agency Mortgage-Backed Obligations	–	6,275	–	6,275

U.S. Treasury Obligations	–	8,287	–	8,287

Total Assets - Investments in Securities	$47,084	$28,127	$–	$75,211

Other Financial Instruments

Forward Currency Contracts	$–	$20	$–	$20

Futures Contracts	14	–	–	14

Total Assets - Other Financial Instruments	$14	$20	$–	$34

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2014, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$6,138	$–	$6,138

Total Liabilities - Collateral Received for Loaned Securities	$–	$6,138	$–	$6,138

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 94.1%
Consumer Discretionary — 16.9%
Barratt Developments PLC (United Kingdom)	1,204,513	$8,638
Bellway PLC (United Kingdom)	285,827	8,392
Berkeley Group Holdings PLC (United Kingdom)	38,863	1,555
boohoo.com PLC (United Kingdom)*	1,863,603	1,310
Bridgestone (Japan) (A)	115,002	3,956
Christian Dior SA (France)	31,300	5,996
Compass Group PLC (United Kingdom)	244,169	4,153
Dufry AG (Switzerland)*	24,602	3,912
Duni AB (Sweden)	417,000	5,916
GTECH SpA (Italy)#	255,329	5,853
Inditex SA (Spain)	60,570	1,763
IPSOS (France)	115,972	3,277
LVMH Moet Hennessy Louis Vuitton SA (France)#	19,937	3,583
OSIM International (Singapore)#	607,000	1,006
Pandora A/S (Denmark)	64,532	5,727
Persimmon PLC (United Kingdom)*	338,245	8,077
Rakuten (Japan) (A)	375,294	5,059
Rexlot Holdings (Hong Kong)	18,025,000	1,552
Taylor Wimpey PLC (United Kingdom)	3,994,416	8,356
Thomas Cook Group PLC (United Kingdom)*	810,496	1,539
Toyota Motor (Japan) (A)	165,700	10,187
WPP PLC, ADR (United Kingdom)	26,613	2,784

		102,591

Consumer Staples — 8.8%
Anheuser-Busch InBev NV (Belgium)	54,789	6,440
Asahi Group Holdings (Japan)	201,300	6,275
Associated British Foods PLC (United Kingdom)	30,109	1,504
Greencore Group PLC (Ireland)	3,420,993	15,700
Koninklijke Ahold NV (Netherlands)	117,946	2,082
MEIJI Holdings (Japan)	83,734	7,510
Nestle SA (Switzerland)	78,257	5,870
Puregold Price Club (Philippines)	2,499,000	2,123
Reckitt Benckiser Group PLC (United Kingdom)	72,774	5,961

		53,465

Energy — 3.6%
Etablissements Maurel et Prom (France)*	333,300	3,245
Modec (Japan)# (A)	100,900	1,755
Sasol (South Africa)	114,450	4,767
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	19,901	1,577
Thai Oil PCL (Thailand)	4,324,250	5,696
Tullow Oil PLC (United Kingdom)	764,499	5,071

		22,111

Financials — 10.9%
AIA Group (Hong Kong)	918,434	5,295
Deutsche Wohnen AG (Germany)	158,075	3,791
DNB ASA (Norway)	300,744	4,992
Equity Bank (Kenya)	4,729,463	2,596
Hannover Rueck SE (Germany)	70,900	6,325
Investor AB, Cl B (Sweden)	171,745	6,445
IRF European Finance Investments (United Kingdom)* (B) (C)	284,500	–
Mitsubishi Estate (Japan) (A)	227,000	5,114
Mitsubishi UFJ Financial Group (Japan) (A)	438,500	2,525
Muenchener Rueckversicherungs AG (Germany)	25,800	5,309
Nomura Holdings (Japan) (A)	445,000	2,676
Sberbank of Russia, ADR (Russia)	242,200	1,487

	Number of Shares	Value (000)

SpareBank 1 Sr Bank ASA (Norway)	616,553	$4,746
Standard Chartered PLC (United Kingdom)	273,255	3,995
Svenska Handelsbanken AB, Cl A (Sweden)	120,200	5,864
UBS Group AG (Switzerland)*	179,055	3,221
Vib Vermoegen AG (Germany)	109,580	1,925

		66,306

Healthcare — 12.5%
Actavis PLC (Ireland)*	18,000	4,871
Bayer AG (Germany)	51,880	7,800
Coloplast A/S, Cl B (Denmark)	28,924	2,511
CYBERDYNE (Japan)*# (A)	55,500	1,552
GN Store Nord A/S (Denmark)	135,126	2,894
Grifols SA (Spain)	87,941	3,916
ICON PLC (Ireland)*	39,726	2,207
Jazz Pharmaceuticals PLC (Ireland)*	21,540	3,815
Meda AB, Cl A (Sweden)#	236,335	3,389
Novartis AG (Switzerland)	68,166	6,592
Novo Nordisk A/S, ADR (Denmark)	166,701	7,578
Ono Pharmaceutical (Japan) (A)	32,700	2,796
Roche Holding AG (Switzerland)	34,866	10,433
Sawai Pharmaceutical (Japan) (A)	38,500	2,278
Shire PLC (United Kingdom)	28,450	2,028
Shire PLC, ADR (United Kingdom)	1,966	420
Teva Pharmaceutical Industries, ADR (Israel)	184,530	10,515
Transgene SA (France)*	71,990	702

		76,297

Industrials — 11.3%
ABB (Switzerland)*	157,892	3,544
Ashtead Group PLC (United Kingdom)	350,275	5,753
BBA Aviation PLC (United Kingdom)	713,786	3,821
Canadian Pacific Railway (Canada)	31,458	6,076
Caverion (Finland)	250,138	1,969
FANUC (Japan) (A)	20,635	3,483
Hexagon AB, Cl B (Sweden)	91,351	2,902
Hexagon Composites ASA (Norway)#	527,456	1,670
Kone OYJ, Cl B (Finland)	126,000	5,799
Konecranes OYJ (Finland)	212,582	6,192
Koninklijke Philips NV (Netherlands)	78,035	2,345
Loomis AB, Cl B (Sweden)	216,631	6,256
Nabtesco (Japan) (A)	124,600	2,995
Rational AG (Germany)	11,654	3,709
SMC (Japan) (A)	12,100	3,324
Trevi Finanziaria Industriale SpA (Italy)	1,245,270	4,277
Weir Group PLC (United Kingdom)	52,535	1,537
YIT OYJ (Finland)#	445,638	3,042

		68,694

Information Technology — 11.9%
ARM Holdings PLC, ADR (United Kingdom)	97,444	4,174
Axis Communications AB (Sweden)#	63,034	1,635
Fleetmatics Group PLC (Ireland)*#	85,439	3,007
Infosys, ADR (India)#	91,790	6,411
Ingenico (France)	42,556	4,598
Konica Minolta (Japan) (A)	263,000	3,065
NAVER (South Korea)	6,499	4,427
NQ Mobile, ADR (China)*	675,499	4,742
Opera Software ASA (Norway)#	243,157	3,110
Opus Group AB (Sweden)#	914,743	1,311
Qihoo 360 Technology, ADR (China)*	92,013	6,839
Samsung Electronics (South Korea)	4,520	5,237

See Notes to Financial Statements.

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
SAP, ADR (Germany)	21,899	$1,541
Taiwan Semiconductor
Manufacturing, ADR (Taiwan)	17,239	405
Tencent Holdings (Hong Kong)	606,937	9,737
Wincor Nixdorf AG (Germany)	129,458	6,404
Wirecard AG (Germany)	143,626	6,083

		72,726

Materials — 12.6%
BASF SE (Germany)	67,500	6,117
BHP Billiton PLC (United Kingdom)	33,699	794
BHP Billiton PLC, ADR (United Kingdom)#	114,200	5,396
CRH PLC (Ireland)*	241,746	5,694
Dangote Cement PLC (Nigeria)	1,341,489	1,352
Hexpol AB (Sweden)	33,692	2,962
Imerys SA (France)	82,852	6,267
James Hardie Industries PLC (Australia)	352,670	3,626
LANXESS AG (Germany)	123,100	6,106
Methanex (Canada)	108,200	5,443
Randgold Resources, ADR (United Kingdom)	30,854	1,996
Rexam PLC (United Kingdom)	684,869	4,834
Showa Denko KK (Japan)	3,836,000	5,303
Solvay SA (Belgium)	38,150	5,240
Sumitomo Metal Mining (Japan) (A)	189,000	2,893
Symrise AG (Germany)	118,830	7,102
Yara International ASA (Norway)	137,800	5,846

		76,971

Telecommunication Services — 4.2%
Deutsche Telekom AG (Germany)	358,400	6,090
Freenet AG (Germany)	227,019	6,699
KDDI (Japan)	90,800	5,815
SoftBank (Japan) (A)	68,499	4,563
Telenor ASA (Norway)	120,050	2,535

		25,702

Utilities — 1.4%
Guangdong Investment (Hong Kong)	3,796,000	5,231
Red Electrica SA (Spain)	37,494	3,433

		8,664

Total Foreign Common Stocks (Cost $504,045)		573,527

EXCHANGE-TRADED FUND — 0.5%
iShares STOXX Europe 600 Banks DE†	116,263	2,886

Total Exchange-Traded Fund (Cost $2,920)		2,886

MONEY MARKET FUND — 4.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (D)	30,046,310	30,046

Total Money Market Fund (Cost $30,046)		30,046

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.5% (Cost $537,011)		606,459

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.9%
Money Market Fund — 5.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	35,803,131	$35,803

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $35,803)‡		35,803

TOTAL INVESTMENTS — 105.4%

(Cost $572,814)**		642,262

Other Assets & Liabilities – (5.4)%		(32,851)

TOTAL NET ASSETS — 100.0%		$609,411

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $575,220.

Gross unrealized appreciation (000)	$112,317
Gross unrealized depreciation (000)	(45,275)

Net unrealized appreciation (000)	$67,042

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $33,879 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of November 30, 2014.
(D)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Forward Currency Contracts:

Settlement Month	Type	Contracts to Deliver (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)

11/15	Sell*	JPY 3,385,850	$29,667	$28,664	$1,003

*	Counterparty is State Street Bank

JPY — Japanese Yen

Assets in the amount of $58,293,907 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

DAX Index Future	15	$4,713	12/19/14	$129

Hang Seng Index Future	18	2,815	12/30/14	(32)

Nikkei 225®	49	7,280	12/12/14	687

		$14,808		$784

Cash in the amount of $905,038 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $16,291,089 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Fund	$2,886	$–	$–	$2,886

Foreign Common Stocks:

Australia	–	3,626	–	3,626

Austria	–	1,577	–	1,577

Belgium	–	11,680	–	11,680

Canada	11,519	–	–	11,519

China	11,581	–	–	11,581

Denmark	7,578	11,132	–	18,710

Finland	1,969	15,033	–	17,002

France	3,979	23,689	–	27,668

Germany	3,465	71,536	–	75,001

Hong Kong	–	21,815	–	21,815

India	6,411	–	–	6,411

Ireland	13,899	21,394	–	35,293

Israel	10,515	–	–	10,515

Italy	–	10,130	–	10,130

Japan	–	83,123	–	83,123

Kenya	–	2,596	–	2,596

Netherlands	2,345	2,082	–	4,427

Nigeria	1,352	–	–	1,352

Norway	4,746	18,154	–	22,900

Philippines	–	2,123	–	2,123

Russia	1,487	–	–	1,487

Singapore	–	1,006	–	1,006

South Africa	–	4,767	–	4,767

South Korea	–	9,664	–	9,664

Spain	–	9,112	–	9,112

Sweden	–	36,681	–	36,681

Switzerland	3,221	30,351	–	33,572

Taiwan	405	–	–	405

Thailand	–	5,696	–	5,696

United Kingdom	16,080	76,008	–	92,088

Money Market Fund	30,046	–	–	30,046

Short-Term Investment Purchased with Collateral From Securities Loaned	35,803	–	–	35,803

Total Assets - Investments in Securities	$169,287	$472,975	$–	$642,262

See Notes to Financial Statements.

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Other Financial Instruments

Forward Currency Contracts	$–	$1,003	$–	$1,003

Futures Contracts	816	–	–	816

Total Assets - Other Financial Instruments	$816	$1,003	$–	$1,819

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2014, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$35,803	$–	$35,803

Total Liabilities - Collateral Received for Loaned Securities	$–	$35,803	$–	$35,803

Other Financial Instruments

Futures Contracts	$32	$–	$–	$32

Total Liabilities - Other Financial Instruments	$32	$–	$–	$32

The Fund held securities valued at $17,953 (000) as of May 31, 2014 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the six-month period ended November 30, 2014. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were being valued based on quoted prices as of May 31, 2014 that are now being fair value adjusted as of November 30, 2014. The value of securities that were transferred to Level 2 as of November 30, 2014 is $17,225 (000). (See Note 2 in Notes to Financial Statements).

The Fund held securities valued at $10,162 (000) as of May 31, 2014 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the six-month period ended November 30, 2014. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of May 31, 2014 that are now being valued based on quoted prices as of November 30, 2014. The value of securities that were transferred to Level 1 as of November 30, 2014 is $9,992 (000). (See Note 2 in Notes to Financial Statements).

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

At November 30, 2014, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks

United Kingdom	15.1%	$92,088

Japan	13.6	83,122

Germany	12.3	75,002

Sweden	6.0	36,681

Ireland	5.8	35,292

Switzerland	5.5	33,572

France	4.5	27,668

Norway	3.8	22,901

Hong Kong	3.6	21,816

Denmark	3.1	18,710

Finland	2.8	17,003

Belgium	1.9	11,680

China	1.9	11,581

Canada	1.9	11,519

Israel	1.7	10,514

Italy	1.7	10,129

South Korea	1.6	9,664

Spain	1.5	9,112

India	1.1	6,411

Thailand	0.9	5,696

South Africa	0.8	4,767

Netherlands	0.7	4,427

Australia	0.6	3,626

Kenya	0.4	2,596

Philippines	0.3	2,123

Austria	0.3	1,577

Russia	0.2	1,487

Nigeria	0.2	1,352

Singapore	0.2	1,006

Taiwan	0.1	405

Total Foreign Common Stocks	94.1	573,527

Exchange-Traded Fund	0.5	2,886

Money Market Fund	4.9	30,046

Total Investments Before Collateral for Loaned Securities	99.5	606,459

Short-Term Investment Purchased with Collateral for Loaned Securities	5.9	35,803

Total Investments	105.4	642,262

Other Assets and Liabilities	(5.4)	(32,851)

Net Assets	100.0%	$609,411

See Notes to Financial Statements.

P N C  L a r g e  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — 97.2%
Consumer Discretionary — 14.8%
Comcast, Cl A	8,300	$473
Foot Locker	5,140	294
Hanesbrands	3,240	375
Home Depot	3,300	328
L Brands	3,460	280
Magna International (Canada)	3,610	389
Polaris Industries	2,030	318
Royal Caribbean Cruises (Liberia)*	4,150	306
Walt Disney	6,160	570
Wyndham Worldwide	4,450	371

		3,704

Consumer Staples — 9.9%
Altria Group	7,540	379
Constellation Brands, Cl A*	4,430	427
CVS Health	4,910	449
Dr Pepper Snapple Group	4,400	326
Kroger	7,940	475
Procter & Gamble	4,824	436

		2,492

Energy — 5.7%
ConocoPhillips	5,230	345
EOG Resources	2,280	198
Exxon Mobil	5,017	454
Schlumberger (Curacao)	4,920	423

		1,420

Financials — 16.5%
ACE (Switzerland)	2,590	296
Allstate	5,060	345
American Express	3,403	314
Discover Financial Services	5,190	340
Invesco (Bermuda)	9,430	381
JPMorgan Chase	9,570	576
Lincoln National	7,270	412
Principal Financial Group	7,080	377
Regions Financial	18,010	181
Travelers	3,260	341
Wells Fargo	10,662	581

		4,144

Healthcare — 15.0%
Aetna	5,260	459
Amgen	3,320	549
Becton Dickinson	2,020	283
Cigna	4,320	445
Gilead Sciences*	4,420	443
HCA Holdings*	5,680	396
Johnson & Johnson	4,729	512
McKesson	2,070	436
St. Jude Medical	3,630	247

		3,770

Industrials — 11.2%
Boeing	2,390	321
Delta Air Lines	5,890	275
General Electric	20,944	555
Lockheed Martin	1,600	306
Quanta Services*	6,000	183
Snap-On	1,860	252

	Number	Value
	of Shares	(000)

Southwest Airlines	8,670	$363
Union Pacific	2,690	314
United Rentals*	2,070	234

		2,803

Information Technology — 18.4%
Apple	10,708	1,274
Check Point Software Technologies (Israel)*	3,350	259
Cisco Systems	17,710	490
Google, Cl A*	459	252
Micron Technology*	6,710	241
Microsoft	5,200	249
NXP Semiconductor NV (Netherlands)*	5,130	399
QUALCOMM	4,180	305
Skyworks Solutions	7,580	511
TE Connectivity (Switzerland)	5,830	374
Visa, Cl A	980	253

		4,607

Materials — 2.9%
Eastman Chemical	2,420	201
LyondellBasell Industries NV, Cl A (Netherlands)	2,140	169
Packaging Corporation of America	4,990	370

		740

Telecommunication Services — 1.2%
Verizon Communications	6,050	306

Utilities — 1.6%
Wisconsin Energy	7,960	393

Total Common Stocks (Cost $19,422)		24,379

EXCHANGE-TRADED FUND — 1.2%
SPDR ® S&P 500 ® ETF Trust	1,500	311

Total Exchange-Traded Fund (Cost $286)		311

MONEY MARKET FUND — 1.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	364,969	365

Total Money Market Fund (Cost $365)		365

TOTAL INVESTMENTS — 99.9% (Cost $20,073)**		25,055

Other Assets & Liabilities – 0.1%		17

TOTAL NET ASSETS — 100.0%		$25,072

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $ 20,086.

Gross unrealized appreciation (000)	$5,185
Gross unrealized depreciation (000)	(216)

Net unrealized appreciation (000)	$4,969

† Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  L a r g e  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$24,379	$–	$–	$24,379

Exchange-Traded Fund	311	–	–	311

Money Market Fund	365	–	–	365

Total Assets - Investments in Securities	$25,055	$–	$–	$25,055

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C   L a r g e   C a p   G r o w t h   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.3%
Consumer Discretionary — 20.8%
Comcast, Cl A	15,160	$865
Foot Locker	26,910	1,542
Hanesbrands	14,200	1,643
Home Depot	11,940	1,187
L Brands	9,720	787
Magna International (Canada)	10,760	1,158
Michael Kors Holdings (Hong Kong)*	8,970	688
Polaris Industries	7,620	1,194
Priceline Group*	530	615
Royal Caribbean Cruises (Liberia)*	13,400	988
Time Warner	14,770	1,257
Walt Disney	18,680	1,728
Wyndham Worldwide	11,300	942

		14,594

Consumer Staples — 11.2%
Altria Group	34,430	1,730
Constellation Brands, Cl A*	9,990	963
CVS Health	12,850	1,174
Dr Pepper Snapple Group	16,540	1,224
Hain Celestial Group*	6,340	718
Kimberly-Clark	5,950	694
Kroger	22,950	1,373

		7,876

Energy — 3.2%
EOG Resources	10,870	943
Schlumberger (Curacao)	15,140	1,301

		2,244

Financials — 8.0%
ACE (Switzerland) (A)	9,340	1,068
Allstate	19,530	1,331
American Express	8,550	790
Extra Space Storage REIT	13,230	784
Principal Financial Group	15,930	849
SEI Investments	20,650	818

		5,640

Healthcare — 13.7%
Amgen	5,570	921
Becton Dickinson	7,740	1,086
Biogen Idec*	2,110	649
Cigna	6,800	700
Edwards Lifesciences*	7,450	966
Gilead Sciences*	13,320	1,336
HCA Holdings*	11,430	797
Johnson & Johnson	8,170	884
McKesson	5,450	1,149
St. Jude Medical	16,040	1,090

		9,578

Industrials — 13.3%
Boeing	9,520	1,279
Delta Air Lines	24,540	1,145
Lockheed Martin	4,020	770
Old Dominion Freight Line*	12,790	1,036
Snap-On	7,210	976
Southwest Airlines	36,940	1,545
Trinity Industries	14,340	460
Union Pacific	8,630	1,008

	Number of Shares	Value (000)

United Rentals*	9,660	$1,095

		9,314

Information Technology — 24.9%
Apple	43,956	5,228
CDW	33,520	1,176
Check Point Software Technologies (Israel)*	13,640	1,054
Cisco Systems	25,480	704
Google, Cl A*	1,990	1,093
Micron Technology*	35,350	1,271
Microsoft	20,080	960
NXP Semiconductor NV (Netherlands)*	15,460	1,203
Oracle	20,776	881
QUALCOMM	9,140	666
Skyworks Solutions	22,550	1,521
TE Connectivity (Switzerland)	12,460	800
Western Digital	8,480	876

		17,433

Materials — 3.2%
Eastman Chemical	9,780	811
LyondellBasell Industries NV, Cl A (Netherlands)	5,600	442
Packaging Corporation of America	13,200	980

		2,233

Total Common Stocks (Cost $50,488)		68,912

MONEY MARKET FUND — 1.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	1,140,607	1,141

Total Money Market Fund (Cost $1,141)		1,141

TOTAL INVESTMENTS — 100.0% (Cost $51,629)**		70,053

Other Assets & Liabilities – 0.0%		33

TOTAL NET ASSETS — 100.0%		$70,086

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $51,608.

Gross unrealized appreciation (000)	$19,094
Gross unrealized depreciation (000)	(649)

Net unrealized appreciation (000)	$18,445

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

See Notes to Financial Statements.

P N C  L a r g e  C a p  G r o wt h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® Composite Index	10	$931	12/20/14	$102

Cash in the amount of $46,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $2,091,551 have been segregated on the Fund’s books and records.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$68,912	$–	$–	$68,912

Money Market Fund	1,141	–	–	1,141

Total Assets - Investments in Securities	$70,053	$–	$–	$70,053

Other Financial Instruments

Futures Contracts	$102	$–	$–	$102

Total Assets - Other Financial Instruments	$102	$–	$–	$102

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C   L a r g e   C a p   V a l u e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.2%
Consumer Discretionary — 10.9%
Comcast, Cl A	25,020	$1,427
Foot Locker	21,740	1,245
Hanesbrands	10,620	1,229
L Brands	13,840	1,120
Magna International (Canada)	9,100	980
Time Warner	21,430	1,824
Walt Disney	21,250	1,966
Wyndham Worldwide	18,740	1,562

		11,353

Consumer Staples — 7.5%
Constellation Brands, Cl A*	11,400	1,099
CVS Health	23,730	2,168
Kroger	25,970	1,554
Procter & Gamble	14,770	1,336
Reynolds American	25,750	1,697

		7,854

Energy — 8.6%
Chevron	18,200	1,982
ConocoPhillips	31,110	2,056
Exxon Mobil	40,970	3,709
Schlumberger (Curacao)	13,640	1,172

		8,919

Financials — 30.0%
ACE (Switzerland)	17,880	2,044
Allstate	27,470	1,872
Ameriprise Financial	15,170	1,999
Capital One Financial	13,900	1,156
Discover Financial Services	32,487	2,129
Extra Space Storage REIT	16,330	968
Huntington Bancshares	203,240	2,055
Invesco (Bermuda)	24,460	987
JPMorgan Chase	63,259	3,806
Lincoln National	42,590	2,412
Principal Financial Group	29,580	1,576
Regions Financial	174,060	1,753
SEI Investments	29,110	1,154
Travelers	19,810	2,069
Voya Financial	26,000	1,089
Wells Fargo	76,768	4,182

		31,251

Healthcare — 12.8%
Aetna	22,090	1,927
Amgen	12,330	2,038
HCA Holdings*	23,400	1,631
Johnson & Johnson	28,870	3,125
McKesson	6,820	1,438
Pfizer	43,210	1,346
St. Jude Medical	26,310	1,788

		13,293

Industrials — 11.6%
Boeing	10,970	1,474
Delta Air Lines	45,520	2,124
General Electric	89,230	2,364
Quanta Services*	31,030	946
Snap-On	10,730	1,452
Trinity Industries	22,600	725

	Number of Shares	Value (000)

Union Pacific	11,080	$1,294
United Rentals*	14,690	1,664

		12,043

Information Technology — 8.2%
Apple	16,750	1,992
CDW	31,470	1,104
Cisco Systems	94,639	2,616
Micron Technology*	40,660	1,462
TE Connectivity (Switzerland)	22,200	1,425

		8,599

Materials — 2.8%
Eastman Chemical	18,520	1,536
Packaging Corporation of America	19,220	1,427

		2,963

Telecommunication Services — 1.4%
Level 3 Communications*	29,780	1,489

Utilities — 4.4%
American Water Works	24,190	1,283
National Fuel Gas	20,780	1,440
Wisconsin Energy	37,850	1,870

		4,593

Total Common Stocks (Cost $83,597)		102,357

EXCHANGE-TRADED FUND — 1.0%
iShares Russell 1000 Value Index Fund†	10,000	1,044

Total Exchange-Traded Fund (Cost $1,022)		1,044

MONEY MARKET FUND — 0.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	720,243	720

Total Money Market Fund (Cost $720)		720

TOTAL INVESTMENTS — 99.9% (Cost $85,339)**		104,121

Other Assets & Liabilities – 0.1%		100

TOTAL NET ASSETS — 100.0%		$104,221

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 85,307.

Gross unrealized appreciation (000)	$19,878
Gross unrealized depreciation (000)	(1,064)

Net unrealized appreciation (000)	$18,814

† Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C   L a r g e   C a p   V a l u e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$102,357	$–	$–	$102,357

Exchange-Traded Fund	1,044	–	–	1,044

Money Market Fund	720	–	–	720

Total Assets - Investments in Securities	$104,121	$–	$–	$104,121

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C   M i d   C a p   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.7%
Consumer Discretionary — 15.8%
American Axle & Manufacturing Holdings*	11,670	$249
CarMax*	5,867	334
Dollar Tree*	5,103	349
HSN	3,744	273
Madison Square Garden, Cl A*	4,629	338
Polaris Industries	2,130	334

		1,877

Consumer Staples — 2.8%
TreeHouse Foods*	4,181	339

Energy — 6.2%
Atwood Oceanics*	6,000	193
National Oilwell Varco	2,924	196
Oil States International*	4,639	231
World Fuel Services	2,563	116

		736

Financials — 29.8%
Affiliated Managers Group*	2,002	407
AmTrust Financial Services#	7,767	399
Bank of the Ozarks	11,315	410
Credit Acceptance*	1,413	212
Discover Financial Services	5,517	362
Eagle Bancorp*	10,744	369
Encore Capital Group*	4,224	181
Home BancShares	10,479	332
PRA Group*	6,617	387
RLI	6,688	307
ViewPoint Financial Group	7,858	187

		3,553

Healthcare — 5.1%
Catamaran (Canada)*	6,250	318
MWI Veterinary Supply*	1,775	290

		608

Industrials — 21.3%
B/E Aerospace*	3,897	304
Colfax*	4,063	209
Dover	2,629	202
EnerSys	3,912	238
Esterline Technologies*	2,523	300
Genesee & Wyoming, Cl A*	2,397	236
Norfolk Southern	2,691	300
Precision Castparts	755	180
TransDigm Group*	1,258	249
Wabtec	3,564	315

		2,533

Information Technology — 16.7%
Alliance Data Systems*	945	270
FactSet Research Systems	1,086	149
Manhattan Associates*	6,914	273
Open Text (Canada)#	4,647	275
OSI Systems*	5,554	392
Trimble Navigation*	9,772	275

	Number of Shares	Value (000)

WEX*	3,114	$352

		1,986

Total Common Stocks (Cost $9,337)		11,632

MONEY MARKET FUND — 2.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	276,232	276

Total Money Market Fund (Cost $276)		276

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.0% (Cost $9,613)		11,908

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.5%

Money Market Fund — 5.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	658,509	659

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $659)‡		659

TOTAL INVESTMENTS — 105.5% (Cost $10,272)**		12,567

Other Assets & Liabilities – (5.5)%		(660)

TOTAL NET ASSETS — 100.0%		$11,907

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $10,272.

Gross unrealized appreciation (000)	$2,422
Gross unrealized depreciation (000)	(127)

Net unrealized appreciation (000)	$2,295

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $644 (000).
‡	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C   M i d   C a p   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$11,632	$–	$–	$11,632

Money Market Fund	276	–	–	276

Short-Term Investment Purchased with Collateral From Securities Loaned	659	–	–	659

Total Assets - Investments in Securities	$12,567	$–	$–	$12,567

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2014, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$659	$–	$659

Total Liabilities - Collateral Received for Loaned Securities	$–	$659	$–	$659

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C   M i d   C a p   I n d e x   F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)	Percentage of Net Assets†
COMMON STOCKS — 97.6%
Consumer Discretionary — 13.5%
Advance Auto Parts	132	$19	0.6%
Foot Locker	265	15	0.5%
Hanesbrands	168	20	0.6%
Jarden*	354	16	0.5%
LKQ*	628	18	0.5%
Polaris Industries	127	20	0.6%
Signet Jewelers (Bermuda)	148	19	0.6%
Williams-Sonoma	184	14	0.4%
Other Securities	9,447	299	9.2%

		440	13.5%

Consumer Staples — 2.9%
Church & Dwight	281	21	0.6%
Energizer Holdings	125	16	0.5%
Other Securities	1,199	58	1.8%

		95	2.9%

Energy — 4.5%
HollyFrontier	460	19	0.6%
Oceaneering International	237	15	0.4%
Other Securities	3,333	113	3.5%

		147	4.5%

Financials — 22.3%
Alleghany*	33	15	0.5%
Arthur J Gallagher	314	15	0.5%
Everest Re Group (Bermuda)	95	17	0.5%
Federal Realty Investment Trust REIT	127	17	0.5%
New York Community Bancorp	938	15	0.5%
Raymond James Financial	249	14	0.4%
Realty Income REIT	432	20	0.6%
SL Green Realty REIT	183	21	0.7%
UDR REIT	469	14	0.4%
Other Securities	16,622	579	17.7%

		727	22.3%

Healthcare — 9.4%
Cooper	86	14	0.4%
Covance*	136	14	0.4%
Endo International PLC (Ireland)*	303	22	0.7%
Henry Schein*	180	25	0.8%
Hologic*	511	14	0.4%
IDEXX Laboratories*	95	14	0.4%
Mettler-Toledo International*	62	18	0.6%
Omnicare	200	14	0.4%
ResMed	290	15	0.5%
Other Securities	2,777	156	4.8%

		306	9.4%

Industrials — 16.2%
Alaska Air Group	246	14	0.4%
B/E Aerospace*	247	19	0.6%
Fortune Brands Home & Security	344	15	0.5%
JB Hunt Transport Services	190	16	0.5%

	Number of Shares	Value (000)	Percentage of Net Assets†

Manpowergroup	206	$14	0.4%
Towers Watson, Cl A	142	16	0.5%
Wabtec	187	17	0.5%
Other Securities	8,802	418	12.8%

		529	16.2%

Information Technology — 16.4%
ANSYS*	197	16	0.5%
Cree*	397	14	0.4%
Equinix*	101	23	0.7%
Gartner*	171	15	0.5%
Skyworks Solutions	289	20	0.6%
Synopsys*	320	14	0.4%
Trimble Navigation*	696	20	0.6%
Other Securities	15,615	412	12.7%

		534	16.4%

Materials — 7.2%
Ashland	144	17	0.5%
Packaging Corporation of America	197	15	0.5%
Rock Tenn, Cl A	303	17	0.5%
Other Securities	4,239	185	5.7%

		234	7.2%

Telecommunication Services — 0.4%
Other Securities	388	14	0.4%

Utilities — 4.8%
Alliant Energy	218	14	0.4%
OGE Energy	409	15	0.5%
Other Securities	3,506	127	3.9%

		156	4.8%

Total Common Stocks (Cost $3,028)		3,182	97.6%

MONEY MARKET FUND — 2.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares††	74,037	74	2.2%

TOTAL INVESTMENTS — 99.8% (Cost $3,102)**		3,256	99.8%

Other Assets & Liabilities		5	0.2%

TOTAL NET ASSETS		$3,261	100.0%

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $3,103.

Gross unrealized appreciation (000)	$327
Gross unrealized depreciation (000)	(174)

Net unrealized appreciation (000)	$153

†

“Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund or an investment in an affiliate. Some of the individual securities within this category may include non-income producing securities.

†† Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C   M i d   C a p   I n d e x   F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

The Condensed Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s largest 50 holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Schedule of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$3,182	$–	$–	$3,182

Money Market Fund	74	–	–	74

Total Assets - Investments in Securities	$3,256	$–	$–	$3,256

There were no transfers between Levels during the five-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  M u l t i - F a c t  o r  S m a l l   C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

Number of Shares		Value (000)
COMMON STOCKS — 97.7%
Consumer Discretionary — 12.8%
Bloomin’ Brands*	32,685	$744
Buffalo Wild Wings*	2,689	458
Cheesecake Factory	12,718	616
Churchill Downs	6,342	611
Dana Holding	13,531	287
G-III Apparel Group*	7,382	653
Grand Canyon Education*	7,916	361
Murphy USA*	7,232	461
Pool	9,070	539
Skechers U.S.A., Cl A*	9,755	599
Standard Motor Products	17,074	651
Unifi*	26,089	743
Universal Electronics*	13,647	826
Wolverine World Wide	23,625	721

		8,270

Consumer Staples — 3.0%
Ingles Markets, Cl A	11,595	315
Omega Protein*	48,588	493
Sanderson Farms#	5,727	497
TreeHouse Foods*	7,901	640

		1,945

Energy — 2.3%
Bonanza Creek Energy*	6,580	179
Forum Energy Technologies*	9,693	233
Navigator Holdings (Marshall Islands)*	25,798	552
REX American Resources*	3,790	240
RigNet*	6,527	267

		1,471

Financials — 25.9%
Allied World Assurance Company Holdings AG (Switzerland)	11,536	435
AmTrust Financial Services#	10,770	553
Argo Group International Holdings (Bermuda)	13,661	771
Aviv REIT	32,427	1,093
Banco Macro SA, ADR (Argentina)#	12,327	521
Capital Bank Financial, Cl A*	27,824	705
CNO Financial Group	36,149	627
DiamondRock Hospitality REIT	62,198	929
DuPont Fabros Technology REIT	22,570	736
Evercore Partners, Cl A	6,525	329
First Interstate BancSystem, Cl A	30,917	869
First Midwest Bancorp	26,598	445
GAMCO Investors, Cl A	9,049	780
Home Loan Servicing Solutions (Cayman Islands)	18,811	368
LaSalle Hotel Properties REIT	16,967	685
Pinnacle Financial Partners	18,718	705
PRA Group*	9,238	541
Prosperity Bancshares	4,410	248
PS Business Parks REIT	7,074	576
RLJ Lodging Trust REIT	32,504	1,070
Ryman Hospitality Properties REIT#	12,969	675
State Bank Financial	27,232	506
Summit Hotel Properties REIT	30,426	353
Sunstone Hotel Investors REIT	31,495	504
Symetra Financial	26,100	591
White Mountains Insurance Group (Bermuda)	975	618

	Number of Shares	Value (000)
WSFS Financial	6,294	$473

		16,706

Healthcare — 17.2%
Align Technology*	9,030	514
Anika Therapeutics*	7,091	290
Avanir Pharmaceuticals*	50,021	746
BioSpecifics Technologies*	21,904	831
Cantel Medical	16,132	702
Dyax*	44,692	628
ICON PLC (Ireland)*	18,623	1,034
Natus Medical*	12,328	422
Omnicell*	26,629	857
PAREXEL International*	11,131	651
Sagent Pharmaceuticals*	19,080	550
Select Medical Holdings	62,197	898
Team Health Holdings*	10,820	619
Triple-S Management, Cl B (Puerto Rico)*	38,764	896
U.S. Physical Therapy	12,673	493
Vascular Solutions*	38,198	982

		11,113

Industrials — 12.1%
American Railcar Industries#	4,233	250
Curtiss-Wright	12,124	860
Forward Air	17,100	837
Gorman-Rupp	14,781	463
Hillenbrand	26,416	849
Hyster-Yale Materials Handling	3,495	257
ITT	9,507	394
Landstar System	10,895	876
Multi-Color	9,106	499
MYR Group*	14,280	370
Rexnord*	27,110	747
Swift Transportation*	27,602	802
UniFirst	5,237	584

		7,788

Information Technology — 14.6%
Aspen Technology*	10,806	408
CACI International, Cl A*	5,043	450
Constant Contact*	8,446	276
Electronics For Imaging*	9,719	432
GSI Group (Canada)*	47,565	603
NetScout Systems*	14,324	546
Perficient*	16,418	284
Pericom Semiconductor*	85,890	1,092
Sanmina*	19,250	474
Silicon Laboratories*	19,834	899
Spansion, Cl A*	37,134	868
SS&C Technologies Holdings	8,814	446
Super Micro Computer*	22,094	735
Synaptics*	4,070	256
Syntel*	10,159	452
Tyler Technologies*	6,534	709
Zebra Technologies, Cl A*	6,966	510

		9,440

Materials — 5.8%
Cytec Industries	8,587	413
Hawkins	16,021	632
KapStone Paper and Packaging*	15,232	455

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Minerals Technologies	11,184	$830
Neenah Paper	6,628	379
PolyOne	12,917	482
Trecora Resources*	42,893	527

		3,718

Utilities — 4.0%
American States Water	16,752	585
Cleco	13,557	728
Empire District Electric#	24,684	684
PNM Resources	21,230	615

		2,612

Total Common Stocks (Cost $54,224)		63,063

MASTER LIMITED PARTNERSHIPS — 1.1%
Energy — 1.1%
Alliance Resource Partners LP	5,681	262
Valero Energy Partners LP	10,187	425

		687

Total Master Limited Partnerships (Cost $733)		687

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	747,684	$748

Total Money Market Fund (Cost $748)		748

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.0% (Cost $55,705)		64,498

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.3%
Money Market Fund — 4.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	2,768,544	2,769

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $2,769)‡		2,769

TOTAL INVESTMENTS — 104.3% (Cost $58,474)**		67,267

Other Assets & Liabilities – (4.3)%		(2,752)

TOTAL NET ASSETS — 100.0%		$64,515

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $58,516.

Gross unrealized appreciation (000)	$9,443
Gross unrealized depreciation (000)	(692)

Net unrealized appreciation (000)	$8,751

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,652 (000).
‡	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$63,063	$–	$–	$63,063

Master Limited Partnerships	687	–	–	687

Money Market Fund	748	–	–	748

Short-Term Investment Purchased with Collateral From Securities Loaned	2,769	–	–	2,769

Total Assets - Investments in Securities	$67,267	$–	$–	$67,267

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2014, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$2,769	$–	$2,769

Total Liabilities - Collateral Received for Loaned Securities	$–	$2,769	$–	$2,769

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   S m a l l   C a p   G r o w t h   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 96.2%
Consumer Discretionary — 14.8%
Brinker International	4,494	$253
Cablevision Systems, Cl A#	17,407	354
Cato, Cl A	9,289	373
Churchill Downs	2,481	239
Cracker Barrel Old Country Store	1,386	177
Gentherm*	5,318	200
Graham Holdings, Cl B	207	184
Grand Canyon Education*	6,773	309
Interval Leisure Group	9,077	197
Lands’ End*	8,538	406
LGI Homes*	11,704	187
Movado Group	7,525	216
Murphy USA*	3,919	250
Papa John’s International	6,681	353
Shiloh Industries*	9,181	149
Standard Motor Products	9,314	355
Taylor Morrison Home, Cl A*	12,969	251
Tenneco*	4,394	239
Wolverine World Wide	11,965	365

		5,057

Consumer Staples — 5.4%
Fresh Del Monte Produce (Cayman Islands)	7,400	250
Hain Celestial Group*	3,965	449
Harbinger Group*	30,934	424
J&J Snack Foods	3,197	336
Pinnacle Foods	11,780	401

		1,860

Energy — 1.0%
Forum Energy Technologies*	6,644	159
RigNet*	4,312	177

		336

Financials — 9.0%
American National Insurance	1,443	166
Capital Bank Financial, Cl A*	10,790	274
Cathay General Bancorp	6,799	173
Credit Acceptance*	1,084	162
First Commonwealth Financial	37,695	342
First Interstate BancSystem, Cl A	9,543	268
LTC Properties REIT	12,005	502
MarketAxess Holdings	2,801	184
Popular (Puerto Rico)*	5,240	171
Ryman Hospitality Properties REIT#	7,939	413
Symetra Financial	5,790	131
Westwood Holdings Group	5,136	306

		3,092

Healthcare — 21.5%
Align Technology*	4,882	278
Amsurg*	6,961	359
Anika Therapeutics*	4,070	166
BioDelivery Sciences International*	10,351	159
BioSpecifics Technologies*	10,867	412
Cantel Medical	14,383	626
DexCom*	3,617	186
Dyax*	30,904	434
Enanta Pharmaceuticals*	4,285	201
Gentiva Health Services*	12,935	251
Globus Medical, Cl A*	10,573	244

	Number of Shares	Value (000)

Halozyme Therapeutics*#	35,248	$309
ICON PLC (Ireland)*	7,782	432
Lannett*	9,426	463
Ligand Pharmaceuticals, Cl B*	4,652	251
Mallinckrodt PLC (Ireland)*	1,955	180
Molina Healthcare*	8,236	421
Natus Medical*	9,443	323
Nektar Therapeutics*	11,086	185
Omnicell*	12,750	411
PAREXEL International*	5,703	334
Teleflex	1,540	184
Vascular Solutions*	13,919	358
West Pharmaceutical Services	4,168	217

		7,384

Industrials — 12.9%
Curtiss-Wright	6,176	438
Dycom Industries*	6,570	201
Greenbrier#	3,909	217
HEICO	2,836	150
Hillenbrand	9,079	292
Hyster-Yale Materials Handling	4,847	356
ITT	5,368	222
John Bean Technologies	9,128	277
Kimball International, Cl B	17,629	166
Mueller Industries	11,536	378
Park-Ohio Holdings	3,729	209
Regal-Beloit	3,846	278
Rexnord*	7,250	200
Saia*	8,881	493
Teledyne Technologies*	5,052	540

		4,417

Information Technology — 24.6%
Ambarella (Cayman Islands)*#	7,718	425
ARRIS Group*	13,228	394
Aspen Technology*	7,177	271
Belden	3,223	235
Benchmark Electronics*	10,485	249
Cardtronics*	6,684	262
Electronics For Imaging*	11,078	492
Envestnet*	7,148	366
Euronet Worldwide*	3,717	216
ExlService Holdings*	14,578	409
Littelfuse	1,761	169
Luxoft Holding (British Virgin Islands)*	5,481	216
Manhattan Associates*	8,292	328
MAXIMUS	10,674	559
MoneyGram International*	15,967	138
NetScout Systems*	12,140	463
Pericom Semiconductor*	20,803	264
Rogers*	5,097	361
SolarWinds*	9,392	488
SS&C Technologies Holdings	9,106	460
Super Micro Computer*	7,684	256
Synaptics*	4,730	298
Syntel*	10,348	460
Tyler Technologies*	1,918	208
Ultimate Software Group*	866	128
WEX*	2,707	306

		8,421

See Notes to Financial Statements.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — 6.2%
Graphic Packaging Holding*	26,711	$332
Innophos Holdings	6,816	368
KapStone Paper and Packaging*	13,285	397
Minerals Technologies	7,122	529
Neenah Paper	6,388	366
Worthington Industries	3,419	129

		2,121

Utilities — 0.8%
MGE Energy	6,337	279

Total Common Stocks (Cost $25,489)		32,967

MASTER LIMITED PARTNERSHIPS — 0.8%
Energy — 0.8%
EQT Midstream Partners LP	3,397	284

Total Master Limited Partnerships
(Cost $102)		284

EXCHANGE-TRADED FUND — 1.0%
iShares Russell 2000 Index Fund†	2,857	333

Total Exchange-Traded Fund (Cost $333)		333

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	757,566	$ 758

Total Money Market Fund (Cost $758)		758

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.2%
(Cost $26,682)		34,342

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.1%

Money Market Fund — 5.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,758,975	$1,759

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $1,759)‡		1,759

TOTAL INVESTMENTS — 105.3% (Cost $28,441)**		36,101

Other Assets & Liabilities – (5.3)%		(1,828)

TOTAL NET ASSETS — 100.0%		$34,273

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $28,405.

Gross unrealized appreciation (000)	$8,198
Gross unrealized depreciation (000)	(502)

Net unrealized appreciation (000)	$7,696

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,688 (000).
‡	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2014  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$32,967	$–	$–	$32,967

Master Limited Partnerships	284	–	–	284

Exchange-Traded Fund	333	–	–	333

Money Market Fund	758	–	–	758

Short-Term Investment Purchased with Collateral From Securities Loaned	1,759	–	–	1,759

Total Assets - Investments in Securities	$36,101	$–	$–	$36,101

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2014, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$1,759	$–	$1,759

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,759	$–	$1,759

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 89.9%
Consumer Discretionary — 12.4%
American Axle & Manufacturing Holdings*	5,496	$117
Cavco Industries*	2,448	182
Children’s Place	4,550	255
China XD Plastics*#	30,563	174
Core-Mark Holding	6,217	374
Denny’s*	62,222	603
G-III Apparel Group*	1,317	117
Iconix Brand Group*	4,884	197
Lithia Motors, Cl A	2,477	182
Outerwall*	1,919	135
Smith & Wesson Holding*	14,743	147
Starz, Cl A*	8,107	267
Steven Madden*	6,285	214
Tenneco*	3,005	163
Vail Resorts	1,453	127

		3,254

Consumer Staples — 0.7%
Cal-Maine Foods	4,530	190

Energy — 2.2%
BP Prudhoe Bay Royalty Trust#	1,201	92
Green Plains	3,319	100
REX American Resources*	2,402	152
San Juan Basin Royalty Trust	13,071	222

		566

Financials — 38.3%
AG Mortgage Investment Trust REIT	33,685	665
American Equity Investment Life Holding	10,623	287
Apollo Residential Mortgage REIT	5,991	99
Aspen Insurance Holdings (Bermuda)	2,625	116
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	15,755	507
Banco Macro SA, ADR (Argentina)#	3,212	136
BBCN Bancorp	7,159	100
C&F Financial	2,767	109
Cardinal Financial	23,305	426
Chesapeake Lodging Trust REIT	11,796	399
Citizens & Northern	13,259	258
CNO Financial Group	9,316	162
Community Bank System	3,578	132
Customers Bancorp*	10,253	185
CYS Investments REIT	65,722	607
Dime Community Bancshares	13,671	207
Dynex Capital REIT	47,391	408
EverBank Financial	10,585	199
First Commonwealth Financial	33,843	307
FirstMerit	6,844	122
Fulton Financial	14,519	173
Gramercy Property Trust REIT	19,205	113
Hatteras Financial REIT	13,893	266
Heartland Financial USA	4,120	103
Heritage Financial	14,619	248
Home BancShares	3,221	102
Horace Mann Educators	5,835	183
Invesco Mortgage Capital REIT	21,131	349
Lakeland Financial	5,235	207
LTC Properties REIT	3,960	166
Maiden Holdings (Bermuda)	8,269	108
MarketAxess Holdings	3,204	210

	Number of Shares	Value (000)
National Western Life Insurance, Cl A	339	$87
New York Mortgage Trust REIT#	41,997	338
Regional Management*	8,069	109
Retail Properties of America, Cl A REIT	10,423	168
S&T Bancorp	19,638	540
Symetra Financial	22,600	512
Umpqua Holdings	6,634	113
Western Asset Mortgage Capital REIT#	37,271	583

		10,109

Healthcare — 5.1%
Amsurg*	2,992	154
China Biologic Products*	1,748	120
Horizon Pharma PLC (Ireland)*	16,598	212
Lannett*	6,651	327
Owens & Minor	3,188	109
Repligen*	10,175	233
Team Health Holdings*	3,184	182

		1,337

Industrials — 11.0%
AAR	7,803	200
AO Smith	3,004	162
Argan*	3,056	97
Barrett Business Services	3,393	74
Covanta Holding	27,315	685
Hexcel*	2,497	108
Hillenbrand	6,436	207
Huntington Ingalls Industries	2,807	306
Kaman	3,018	119
Lennox International	1,563	146
Matthews International, Cl A	4,802	221
RPX*	12,895	169
TASER International*	13,667	294
Wabash National*	10,483	113

		2,901

Information Technology — 10.1%
Alliance Fiber Optic Products#	19,681	250
Ambarella (Cayman Islands)*#	6,279	345
AVG Technologies NV (Netherlands)*	5,295	104
Canadian Solar (Canada)*#	2,846	69
Convergys	5,860	122
NeuStar, Cl A*	4,099	112
OmniVision Technologies*	8,208	237
Pericom Semiconductor*	24,407	310
Plexus*	4,835	189
Polycom*	6,447	85
Sanmina*	9,002	221
SYNNEX	3,325	237
Take-Two Interactive Software*	4,039	112
TriQuint Semiconductor*	6,014	147
Ultra Clean Holdings*	15,298	133

		2,673

Materials — 3.8%
FutureFuel	20,774	232
Globe Specialty Metals	10,388	180
Handy & Harman*	2,792	104
Olympic Steel	3,590	58

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  V a l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Worthington Industries	11,316	$427

		1,001

Telecommunication Services — 1.2%
Telecom Argentina SA, ADR (Argentina)	14,716	323

Utilities — 5.1%
Cleco	7,451	400
El Paso Electric	4,315	163
NorthWestern	5,750	306
Otter Tail	7,411	213
Piedmont Natural Gas	6,900	259

		1,341

Total Common Stocks (Cost $20,442)		23,695

MASTER LIMITED PARTNERSHIPS — 4.8%
Energy — 3.7%
EQT Midstream Partners LP	4,081	341
Global Partners LP#	2,336	98
MPLX LP	2,166	144
NGL Energy Partners LP	11,746	410

		993

Financials — 1.1%
Carlyle Group LP	9,979	285

Total Master Limited Partnerships (Cost $1,266)		1,278

EXCHANGE-TRADED FUND — 3.4%
iShares Russell 2000 Index Fund†#	7,773	908

Total Exchange-Traded Fund (Cost $879)		908

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	491,736	$ 492

Total Money Market Fund (Cost $492)		492

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.0% (Cost $23,079)		26,373

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 7.2%

Money Market Fund — 7.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,898,068	$1,898

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $1,898)‡		1,898

TOTAL INVESTMENTS — 107.2% (Cost $24,977)**		28,271

Other Assets & Liabilities – (7.2)%		(1,904)

TOTAL NET ASSETS — 100.0%		$26,367

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $24,939.

Gross unrealized appreciation (000)	$4,266
Gross unrealized depreciation (000)	(934)

Net unrealized appreciation (000)	$3,332

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,822 (000).

‡ See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$23,695	$–	$–	$23,695

Master Limited Partnerships	1,278	–	–	1,278

Money Market Fund	492	–	–	492

Exchange-Traded Fund	908	–	–	908

Short-Term Investment Purchased with Collateral From Securities Loaned	1,898	–	–	1,898

Total Assets - Investments in Securities	$28,271	$–	$–	$28,271

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2014, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$1,898	$–	$1,898

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,898	$–	$1,898

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  S & P  5 0 0  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)	Percentage of Net Assets†
COMMON STOCKS — 98.5%
Consumer Discretionary — 11.9%
Amazon.com*	4,121	$1,395	0.7%
Comcast, Cl A	27,870	1,590	0.8%
Home Depot	13,859	1,377	0.7%
McDonald’s	10,464	1,013	0.5%
Walt Disney	16,731	1,548	0.8%
Other Securities	285,705	16,472	8.4%

		23,395	11.9%

Consumer Staples — 9.8%
Altria Group	20,423	1,026	0.5%
Coca-Cola	41,798	1,874	1.0%
CVS Health	12,473	1,139	0.6%
PepsiCo	15,652	1,567	0.8%
Philip Morris International	16,696	1,451	0.7%
Procter & Gamble	28,581	2,585	1.3%
Wal-Mart Stores	16,754	1,467	0.7%
Other Securities	131,578	8,252	4.2%

		19,361	9.8%

Energy — 8.1%
Chevron	20,149	2,193	1.1%
Exxon Mobil	45,128	4,086	2.1%
Schlumberger (Curacao)	13,695	1,177	0.6%
Other Securities	160,685	8,420	4.3%

		15,876	8.1%

Financials — 16.0%
American Express	9,345	864	0.4%
Bank of America	110,593	1,884	1.0%
Berkshire Hathaway, Cl B*	18,936	2,816	1.4%
BlackRock††	1,320	474	0.2%
Citigroup	31,588	1,705	0.9%
JPMorgan Chase	39,301	2,364	1.2%
PNC Financial Services Group††	5,657	495	0.3%
Wells Fargo	49,461	2,695	1.4%
Other Securities	356,630	18,161	9.2%

		31,458	16.0%

Healthcare — 14.1%
AbbVie	16,540	1,144	0.6%
Amgen	7,807	1,291	0.7%
Bristol-Myers Squibb	17,318	1,023	0.5%
Celgene*	8,374	952	0.5%
Gilead Sciences*	15,789	1,584	0.8%
Johnson & Johnson	29,325	3,174	1.6%
Merck	30,401	1,836	1.0%
Pfizer	65,134	2,029	1.0%
UnitedHealth Group	10,198	1,006	0.5%
Other Securities	154,011	13,601	6.9%

		27,640	14.1%

Industrials — 10.3%
3M	6,779	1,085	0.5%
Boeing	7,170	963	0.5%
General Electric	105,950	2,807	1.4%
Union Pacific	9,369	1,094	0.6%
United Technologies	9,067	998	0.5%
Other Securities	171,482	13,369	6.8%

		20,316	10.3%

	Number of Shares	Value (000)	Percentage of Net Assets†
Information Technology — 19.8%
Apple	63,829	$7,591	3.9%
Cisco Systems	53,830	1,488	0.8%
Facebook, Cl A*	20,943	1,627	0.8%
Google, Cl A*	2,956	1,623	0.8%
Google, Cl C*	2,956	1,602	0.8%
Intel	52,018	1,938	1.0%
International Business Machines	9,776	1,585	0.8%
MasterCard, Cl A	10,191	890	0.5%
Microsoft	87,976	4,206	2.1%
Oracle	33,834	1,435	0.7%
QUALCOMM	17,629	1,285	0.7%
Visa, Cl A	5,196	1,342	0.7%
Other Securities	263,966	12,276	6.2%

		38,888	19.8%

Materials — 3.2%
Other Securities	99,759	6,257	3.2%

Telecommunication Services — 2.3%
AT&T	54,313	1,922	1.0%
Verizon Communications	43,188	2,185	1.1%
Other Securities	22,866	380	0.2%

		4,487	2.3%

Utilities — 3.0%
Other Securities	119,667	5,977	3.0%

Total Common Stocks (Cost $99,463)		193,655	98.5%

MONEY MARKET FUND — 1.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares††(A)	2,507,487	2,507	1.3%

Total Money Market Fund (Cost $2,507)		2,507	1.3%

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned (Cost $101,970)		196,162	99.8%

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares††	436,305	436	0.2%

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $436)		436	0.2%

TOTAL INVESTMENTS — 0.2% (Cost $102,406)**		196,598	100.0%

Other Assets & Liabilities		(14)	0.0%

TOTAL NET ASSETS		$196,584	100.0%

See Notes to Financial Statements.

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $108,355.

Gross unrealized appreciation (000)	$88,796
Gross unrealized depreciation (000)	(553)
Net unrealized appreciation (000)	$88,243

†

“Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund or an investment in an affiliate. Some of the individual securities within this category may include securities fully or partially on loan and/or non-income producing securities. Total Value of Securities on Loan is $415 (000).

††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® Mini
Composite Index	10	$988	12/19/14	$45

Cash in the amount of $46,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,087,154 have been segregated on the Fund’s books and records.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s largest 50 holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets and investments in affiliates. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Schedule of Investments is available (i) without charge, upon request, by calling 1-800-622-FUND (3863); and (ii) on the SEC’s website at http://www.sec.gov.

See Notes to Financial Statements.

P N C  S & P  5 0 0  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$193,655	$–	$–	$193,655

Money Market Fund	2,507	–	–	2,507

Short-Term Investment Purchased with Collateral From Securities Loaned	436	–	–	436

Total Assets - Investments in Securities	$196,598	$–	$–	$196,598

Other Financial Instruments

Futures Contracts	$45	$–	$–	$45

Total Assets - Other Financial Instruments	$45	$–	$–	$45

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2014, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$436	$–	$436

Total Liabilities - Collateral Received for Loaned Securities	$–	$436	$–	$436

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  S m a l l  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.1%
Consumer Discretionary — 16.2%
American Axle & Manufacturing Holdings*	412,655	$8,806
Dorman Products*#	269,652	12,763
Drew Industries*	167,171	7,874
HSN	196,774	14,351
Lithia Motors, Cl A	113,642	8,354
Madison Square Garden, Cl A*	218,802	15,981
Monro Muffler Brake	197,297	10,810
Wolverine World Wide	227,776	6,949

		85,888

Consumer Staples — 3.2%
Boston Beer, Cl A*#	37,004	9,731
TreeHouse Foods*	90,026	7,287

		17,018

Energy — 3.3%
Atwood Oceanics*	102,570	3,291
Oil States International*	93,515	4,662
World Fuel Services	209,750	9,498

		17,451

Financials — 31.5%
AmTrust Financial Services#	487,361	25,011
Bank of the Ozarks	669,353	24,231
Credit Acceptance*#	111,382	16,679
Eagle Bancorp*	375,460	12,886
Encore Capital Group*	148,803	6,385
FirstService (Canada)	139,744	7,479
Home BancShares	251,546	7,967
National General Holdings	822,404	15,420
PRA Group*	383,800	22,460
RLI	269,827	12,393
ViewPoint Financial Group	425,251	10,138
World Acceptance*#	76,619	5,848

		166,897

Healthcare — 10.3%
Bio-Reference Labs*#	221,679	6,274
CorVel*	206,269	7,149
MWI Veterinary Supply*	95,686	15,637
Neogen*	239,922	10,631
PAREXEL International*	252,147	14,753

		54,444

Industrials — 15.6%
Actuant, Cl A	305,354	8,965
Astronics*	94,208	4,618
B/E Aerospace*	123,289	9,601
Colfax*	146,099	7,529
EnerSys	252,496	15,334
Esterline Technologies*	98,300	11,681
Genesee & Wyoming, Cl A*	73,659	7,262
HEICO	203,697	10,798
Wesco Aircraft Holdings*	477,155	6,675

		82,463

Information Technology — 14.5%
Advent Software	253,809	8,003
Manhattan Associates*	428,288	16,943
Open Text (Canada)#	197,818	11,695

	Number of Shares	Value (000)

OSI Systems*	243,093	$17,155
Tyler Technologies*	89,244	9,690
WEX*	117,802	13,321

		76,807

Materials — 3.5%
Balchem	205,742	13,373
Neenah Paper	94,416	5,405

		18,778

Total Common Stocks
(Cost $387,679)		519,746

MONEY MARKET FUND — 1.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	9,262,235	9,262

Total Money Market Fund
(Cost $9,262)		9,262

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.9%
(Cost $396,941)		529,008

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 11.2%
Money Market Fund — 11.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	59,265,386	59,265

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $59,265)‡		59,265

TOTAL INVESTMENTS — 111.1%
(Cost $456,206)**		588,273

Other Assets & Liabilities – (11.1)%		(58,667)

TOTAL NET ASSETS — 100.0%		$529,606

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $456,973.

Gross unrealized appreciation (000)	$141,339
Gross unrealized depreciation (000)	(10,039)
Net unrealized appreciation (000)	$131,300

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $58,011 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

See Notes to Financial Statements.

P N C  S m a l l  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

Russell Mini	10	$1,168	12/19/14	$4

Cash in the amount of $51,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,284,274 have been segregated on the Fund’s books and records.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$519,746	$–	$–	$519,746

Money Market Fund	9,262	–	–	9,262

Short-Term Investment Purchased with Collateral From Securities Loaned	59,265	–	–	59,265

Total Assets - Investments in Securities	$588,273	$–	$–	$588,273

Other Financial Instruments

Futures Contracts	$4	$–	$–	$4

Total Assets - Other Financial Instruments	$4	$–	$–	$4

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2014, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$59,265	$–	$59,265

Total Liabilities - Collateral Received for Loaned Securities	$–	$59,265	$–	$59,265

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  S m a l l  C a p  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number of Shares	Value (000)	Percentage of Net Assets†
COMMON STOCKS — 98.2%
Consumer Discretionary — 13.6%
Brunswick	284	$14	0.3%
Dana Holding	517	11	0.2%
Office Depot*	1,633	11	0.2%
Other Securities	25,828	674	12.9%

		710	13.6%

Consumer Staples — 3.0%
TreeHouse Foods*	129	11	0.2%
United Natural Foods*	152	11	0.2%
Other Securities	4,788	137	2.6%

		159	3.0%

Energy — 3.5%
Other Securities	19,984	183	3.5%

Financials — 23.1%
CNO Financial Group	690	12	0.2%
CubeSmart REIT	557	12	0.2%
First American Financial	331	11	0.2%
Highwoods Properties REIT	280	12	0.3%
Investors Bancorp	1,094	12	0.2%
LaSalle Hotel Properties REIT	320	13	0.3%
Prosperity Bancshares	214	12	0.2%
RLJ Lodging Trust REIT	409	13	0.3%
Strategic Hotels & Resorts REIT*	789	10	0.2%
Sunstone Hotel Investors REIT	656	10	0.2%
Other Securities	53,147	1,085	20.8%

		1,202	23.1%

Healthcare — 13.9%
Avanir Pharmaceuticals*	726	11	0.2%
Cepheid*	214	12	0.2%
DexCom*	230	12	0.2%
HealthSouth	281	12	0.2%
Isis Pharmaceuticals*	348	18	0.4%
NPS Pharmaceuticals*	326	11	0.2%
Pacira Pharmaceuticals*	111	10	0.2%
PAREXEL International*	180	11	0.2%
Puma Biotechnology*	68	15	0.3%
STERIS	193	12	0.3%
Team Health Holdings*	215	12	0.2%
WellCare Health Plans*	143	11	0.2%
West Pharmaceutical Services	217	11	0.2%
Other Securities	38,082	566	10.9%

		724	13.9%

Industrials — 13.8%
Curtiss-Wright	148	10	0.2%
Esterline Technologies*	98	12	0.2%
HEICO	206	11	0.2%
JetBlue Airways*	760	11	0.2%
Teledyne Technologies*	117	13	0.3%
Woodward	210	11	0.2%
Other Securities	23,903	649	12.5%

		717	13.8%

Information Technology — 18.2%
Aspen Technology*	290	11	0.2%

	Number of Shares	Value (000)	Percentage of Net Assets†

Cognex*	270	$11	0.2%
FEI	130	11	0.2%
Guidewire Software*	217	11	0.2%
MAXIMUS	218	11	0.2%
RF Micro Devices*	902	13	0.3%
SS&C Technologies Holdings	209	11	0.2%
TriQuint Semiconductor*	524	13	0.2%
Tyler Technologies*	102	11	0.2%
Ultimate Software Group*	88	13	0.3%
Verint Systems*	188	11	0.2%
WEX*	120	14	0.3%
Other Securities	38,777	807	15.5%

		948	18.2%

Materials — 5.1%
Graphic Packaging Holding*	1,034	13	0.3%
PolyOne	294	11	0.2%
Other Securities	13,051	241	4.6%

		265	5.1%

Telecommunication Services — 0.7%
Other Securities	3,370	35	0.7%

Utilities — 3.3%
Dynegy*	435	14	0.3%
Other Securities	4,262	160	3.0%

		174	3.3%

Total Common Stocks (Cost $5,104)		5,117	98.2%

MONEY MARKET FUND — 3.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares††	194,581	195	3.7%

Total Money Market Fund (Cost $195)		195	3.7%

TOTAL INVESTMENTS — 101.9% (Cost $5,299)**		5,312	101.9%

Other Assets & Liabilities		(99)	(1.9)%

TOTAL NET ASSETS		$5,213	101.9%

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $5,299.

Gross unrealized appreciation (000)	$491
Gross unrealized depreciation (000)	(478)
Net unrealized appreciation (000)	$13

†

“Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund or an investment in an affiliate. Some of the individual securities within this category may include securities exempt from registration under Rule 144A of the Securities Act of 1933, fair valued using methods approved by the Board of Trustees and/or non-income producing securities. Total value of Rule 144A securities is $1 (000) and represents 0.0% of net assets as of November 30, 2014.

††	Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  S m a l l   C a p  I n d e x  F u n d

C O N D E NS E D  S C H E D U L E  O F  I N V E S T M E N TS

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

The Condensed Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s largest 50 holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Schedule of Investments is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$5,117	$–	$–	$5,117

Money Market Fund	195	–	–	195

Total Assets - Investments in Securities	$5,312	$–	$–	$5,312

There were no transfers between Levels during the five-month period ended November 30, 2014.

See Notes to Financial Statements.

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P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,   2 0 1 4  ( U n a u d i t e d )

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Fund	Large Cap Growth Fund
ASSETS
Investments in non-affiliates at value	$58,529	$573,527	$24,690	$68,912
Investments in affiliates at value	10,544	32,932	365	1,141
Short-term investment in affiliates purchased with collateral from securities loaned at value	6,138	35,803	–	–

Total Investments at value(1)(2)	75,211	642,262	25,055	70,053

Initial margin held by broker for open futures contracts	7	905	–	46
Receivable for investments sold	28	1,397	–	–
Receivable for shares of beneficial interest issued	3	97	–	–
Variation margin receivable from broker for open futures contracts	2	78	–	2
Dividends and interest receivable	240	847	47	89
Foreign currency, at value(3)	–	91	–	–
Net unrealized appreciation on forward currency contracts	20	1,003	–	–
Prepaid expenses	20	31	14	13
Other assets	9	41	7	17

Total Assets	75,540	646,752	25,123	70,220

LIABILITIES
Payable for collateral received for loaned securities	6,138	35,803	–	–
Payable for shares of beneficial interest redeemed	–	156	2	2
Payable for investment securities purchased	197	745	–	–
Investment advisory fees payable	34	407	9	36
12b-1 fees payable
Class A	4	6	1	6
Class C	1	1	–	–
Shareholder servicing fees payable
Class A	2	3	1	3
Administration fees payable	5	39	3	5
Custodian fees payable	6	20	1	2
Transfer agent fees payable	11	21	6	20
Trustees’ deferred compensation payable	9	41	7	17
Trustees’ fees payable	3	7	3	3
Foreign tax payable	–	6	–	–
Other liabilities	52	86	18	40

Total Liabilities	6,462	37,341	51	134

TOTAL NET ASSETS	$69,078	$609,411	$25,072	$70,086

Investments in non-affiliates at cost	$50,720	$504,045	$19,708	$50,488
Investments in affiliates at cost	11,368	32,966	365	1,141
Short-term investment in affiliates purchased with collateral from securities loaned at cost	6,138	35,803	–	–

(1)Total Investments at cost	$68,226	$572,814	$20,073	$51,629

(2)Includes securities on loan with a value of	$5,945	$33,879	$–	$–

(3)Foreign currency, at cost	$–	$93	$–	$–

See Notes to Financial Statements.

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Fund	Large Cap Growth Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$62,063	$573,816	$49,850	$83,694
Undistributed (Distributions in Excess of) Net Investment Income	76	6,749	28	190
Accumulated Net Realized Gain (Loss) on Investments and Futures	(79)	(42,329)	(29,788)	(32,324)
Net Unrealized Appreciation/Depreciation of Foreign Currency and Translation of Other Assets and Liabilities in Foreign Currency	19	943	–	–
Net Unrealized Appreciation/Depreciation on Investments and Futures	6,999	70,232	4,982	18,526

Total Net Assets	$69,078	$609,411	$25,072	$70,086

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$58,097,866	$592,361,860	$22,027,255	$56,069,911

Class I shares outstanding	4,279,098	30,200,213	1,327,293	2,000,072

Net Asset Value, Offering and Redemption Price Per Share	$13.58	$19.61	$16.60	$28.03

Net assets applicable to Class A	$10,233,009	$15,103,423	$2,824,336	$13,639,257

Class A shares outstanding	751,428	776,638	173,635	496,188

Net Asset Value and Redemption Price Per Share	$13.62	$19.45	$16.27	$27.49

Maximum Offering Price Per Share(4)	$14.30	$20.58	$17.22	$29.09

Maximum Sales Charge Per Share	4.75%	5.50%	5.50%	5.50%

Net assets applicable to Class C	$747,544	$1,945,477	$220,758	$376,648

Class C shares outstanding	55,629	104,328	14,622	15,045

Net Asset Value and Offering Price Per Share(5)	$13.44	$18.65	$15.10	$25.04

(4)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(5)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Large Cap Value Fund	Mid Cap Fund	Mid Cap Index Fund

ASSETS
Investments in non-affiliates at value	$102,357	$11,632	$3,182
Investments in affiliates at value	1,764	276	74
Short-term investment in affiliates purchased with collateral from securities loaned at value	–	659	–

Total Investments at value(1)(2)	104,121	12,567	3,256

Receivable from Adviser	–	–	6
Receivable for shares of beneficial interest issued	2	1	–
Dividends and interest receivable	238	31	4
Prepaid expenses	21	16	20
Other assets	25	8	–

Total Assets	104,407	12,623	3,286

LIABILITIES
Payable for collateral received for loaned securities	–	659	–
Payable for shares of beneficial interest redeemed	1	–	–
Investment advisory fees payable	59	1	–
12b-1 fees payable
Class A	12	3	–
Shareholder servicing fees payable
Class A	5	2	–
Administration fees payable	8	2	2
Custody fees payable	2	1	3
Transfer agent fees payable	24	11	1
Trustees’ deferred compensation payable	25	8	–
Trustees’ fees payable	4	3	3
Other liabilities	46	26	16

Total Liabilities	186	716	25

TOTAL NET ASSETS	$104,221	$11,907	$3,261

Investments in non-affiliates at cost	$83,597	$9,337	$3,028
Investments in affiliates at cost	1,742	276	74
Short-term investment in affiliates purchased with collateral from securities loaned at cost	–	659	–

(1)Total Investments at cost	$85,339	$10,272	$3,102

(2)Includes securities on loan with a value of	$–	$644	$–

See Notes to Financial Statements.

	Large Cap Value Fund	Mid Cap Fund	Mid Cap Index Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$170,189	$73,237	$3,000
Undistributed (Distributions in Excess of) Net Investment Income	141	(1)	37
Accumulated Net Realized Gain (Loss) on Investments and Futures	(84,891)	(63,624)	70
Net Unrealized Appreciation/Depreciation on Investments and Futures	18,782	2,295	154

Total Net Assets	$104,221	$11,907	$3,261

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$79,246,439	$1,961,716	$3,260,943

Class I shares outstanding	3,708,140	106,100	300,000

Net Asset Value, Offering and Redemption Price Per Share	$21.37	$18.49	$10.87

Net assets applicable to Class A	$24,731,409	$8,980,731	N/A

Class A shares outstanding	1,159,452	489,380	N/A

Net Asset Value and Redemption Price Per Share	$21.33	$18.35	N/A

Maximum Offering Price Per Share(3)	$22.57	$19.42	N/A

Maximum Sales Charge Per Share	5.50%	5.50%	N/A

Net assets applicable to Class C	$242,725	$964,295	N/A

Class C shares outstanding	11,581	54,956	N/A

Net Asset Value and Offering Price Per Share(4)	$20.96	$17.55	N/A

Net assets applicable to Class R4(5)	N/A	N/A	$10.87

Class R4 shares outstanding	N/A	N/A	1

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$10.87

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

(5)	At November 30, 2014, net assets of the R4 Shares amounted to $10.87, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund	Multi-Factor Small Cap Value Fund

ASSETS
Investments in non-affiliates at value	$63,750	$33,251	$24,973
Investments in affiliates at value	748	1,091	1,400
Short-term investment in affiliates purchased with collateral from securities loaned at value	2,769	1,759	1,898

Total Investments at value(1)(2)	67,267	36,101	28,271

Receivable for shares of beneficial interest issued	93	16	21
Dividends and interest receivable	48	17	22
Prepaid expenses	24	15	17
Other assets	3	4	12

Total Assets	67,435	36,153	28,343

LIABILITIES
Payable for collateral received for loaned securities	2,769	1,759	1,898
Payable for shares of beneficial interest redeemed	76	21	–
Investment advisory fees payable	35	6	6
12b-1 fees payable
Class A	2	6	4
Class C	–	–	1
Shareholder servicing fees payable
Class A	4	4	3
Administration fees payable	5	3	3
Custodian fees payable	2	1	1
Transfer agent fees payable	2	28	15
Trustees’ deferred compensation payable	3	4	12
Trustees’ fees payable	3	3	3
Other liabilities	19	45	30

Total Liabilities	2,920	1,880	1,976

TOTAL NET ASSETS	$64,515	$34,273	$26,367

Investments in non-affiliates at cost	$54,957	$25,591	$21,708
Investments in affiliates at cost	748	1,091	1,371
Short-term investment in affiliates purchased with collateral from securities loaned at cost	2,769	1,759	1,898

(1)Total Investments at cost	$58,474	$28,441	$24,977

(2)Includes securities on loan with a value of	$2,652	$1,688	$1,822

See Notes to Financial Statements.

	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund	Multi-Factor Small Cap Value Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$55,815	$25,788	$74,163
Undistributed (Accumulated) Net Investment Income (Loss)	43	(70)	439
Accumulated Net Realized Gain (Loss) on Investments and Futures	(136)	895	(51,529)
Net Unrealized Appreciation/Depreciation on Investments and Futures	8,793	7,660	3,294

Total Net Assets	$64,515	$34,273	$26,367

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$41,582,474	$12,575,686	$11,201,743

Class I shares outstanding	2,066,855	637,654	547,095

Net Asset Value, Offering and Redemption Price Per Share	$20.12	$19.72	$20.47

Net assets applicable to Class A	$22,932,710	$21,392,824	$13,815,032

Class A shares outstanding	1,147,210	1,100,119	731,932

Net Asset Value and Redemption Price Per Share	$19.99	$19.45	$18.87

Maximum Offering Price Per Share(3)	$21.15	$20.58	$19.97

Maximum Sales Charge Per Share	5.50%	5.50%	5.50%

Net assets applicable to Class C	N/A	$304,650	$1,350,423

Class C shares outstanding	N/A	15,887	80,232

Net Asset Value and Offering Price Per Share(4)	N/A	$19.18	$16.83

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S    O F    A S S E T S    A N D    L I A B I L I T I E S    ( 0 0 0 )

N o v e m b e r  3 0,  2 0 1 4  ( U n a u d i t e d )

	S&P 500 Index Fund	Small Cap Fund	Small Cap Index Fund
ASSETS
Investments in non-affiliates at value	$192,686	$519,746	$5,117
Investments in affiliates at value	3,476	9,262	195
Short-term investment in affiliates purchased with collateral from securities loaned at value	436	59,265	–

Total Investments at value(1)(2)	196,598	588,273	5,312

Initial margin held by broker for open futures contracts	46	51	–
Receivable for investments sold	–	–	104
Receivable for shares of beneficial interest issued	95	533	–
Dividends and interest receivable	418	1,253	5
Receivable from Adviser	2	–	9
Prepaid expenses	41	34	19
Other assets	15	26	–

Total Assets	197,215	590,170	5,449

LIABILITIES
Payable for collateral received for loaned securities	436	59,265	–
Payable for shares of beneficial interest redeemed	94	642	–
Payable for investment securities purchased	–	–	197
Variation margin payable to broker for open futures contracts	3	19	–
Investment advisory fees payable	–	331	–
12b-1 fees payable
Class A	–	24	–
Class C	5	11	–
Shareholder servicing fees payable
Class A	4	12	–
Class C	2	4	–
Administration fees payable	12	32	2
Custody fees payable	2	11	8
Transfer agent fees payable	12	55	2
Trustees’ deferred compensation payable	15	26	–
Trustees’ fees payable	4	6	3
Other liabilities	42	126	24

Total Liabilities	631	60,564	236

TOTAL NET ASSETS	$196,584	$529,606	$5,213

Investments in non-affiliates at cost	$98,871	$387,679	$5,104
Investments in affiliates at cost	3,099	9,262	195
Short-term investment in affiliates purchased with collateral from securities loaned at cost	436	59,265	–

(1)Total Investments at cost	$102,406	$456,206	$5,299

(2)Includes securities on loan with a value of	$415	$58,011	$–

See Notes to Financial Statements.

	S&P 500 Index Fund	Small Cap Fund	Small Cap Index Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$105,872	$392,974	$5,051
Undistributed (Accumulated) Net Investment Income (Loss)	557	(137)	51
Accumulated Net Realized Gain (Loss) on Investments and Futures	(4,082)	4,698	98
Net Unrealized Appreciation/Depreciation on Investments and Futures	94,237	132,071	13

Total Net Assets	$196,584	$529,606	$5,213

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$165,878,873	$449,360,211	$5,213,040

Class I shares outstanding	10,049,100	21,330,201	505,064

Net Asset Value, Offering and Redemption Price Per Share	$16.51	$21.07	$10.32

Net assets applicable to Class A	$20,948,800	$61,449,074	N/A

Class A shares outstanding	1,274,186	2,997,187	N/A

Net Asset Value and Redemption Price Per Share	$16.44	$20.50	N/A

Maximum Offering Price Per Share(3)	$16.86	$21.69	N/A

Maximum Sales Charge Per Share	2.50%	5.50%	N/A

Net assets applicable to Class C	$8,447,034	$18,796,427	N/A

Class C shares outstanding	518,139	990,489	N/A

Net Asset Value and Offering Price Per Share(4)	$16.30	$18.98	N/A

Net assets applicable to Class R4(5)	$1,309,488	N/A	$10.32

Class R4 shares outstanding	79,309	N/A	1

Net Asset Value, Offering and Redemption Price Per Share	$16.51	N/A	$10.32

Net assets applicable to Class R5	$11.42	N/A	N/A

Class R5 shares outstanding	0.692	N/A	N/A

Net Asset Value, Offering and Redemption Price Per Share	$16.50	N/A	N/A

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

(5)	At November 30, 2014, net assets of Small Cap Index Fund R4 Shares amounted to $10.32, representing initial seed capital. There was no other shareholder activity in this share class during the reporting period.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Fund	Large Cap Growth Fund
Investment Income:

Dividends from unaffiliated investments	$ 486	$ 4,437	$ 212	$ 458

Dividends from affiliated investments(1)	1	10	–	–

Interest	354	(5)	–	–

Security lending income(2)	12	155	–	–

Less: foreign taxes withheld	(4)	(201)	(1)	(3)

Total Investment Income	849	4,396	211	455

Expenses:

Investment advisory fees	257	2,923	91	252

Administration fees	20	178	8	19
12b-1 fees:

Class A	2	4	–	3

Class C	3	7	1	1
Shareholder servicing fees:

Class A	13	18	3	15

Class C	1	2	–	–

Transfer agent fees	24	54	13	38

Custodian fees	10	67	3	3

Professional fees	20	59	10	13

Pricing service fees	26	13	1	2

Printing and shareholder reports	7	17	3	14

Registration and filing fees	20	25	20	16

Trustees’ fees	4	20	3	4

Miscellaneous	7	35	2	9

Total Expenses	414	3,422	158	389

Less:

Waiver of investment advisory fees(1)	(53)	(428)	(40)	(41)

Advisor expense reimbursement(1)	–	–	–	–
Waiver of 12b-1 fees:

Class C	–	–	–	–

Net Expenses	361	2,994	118	348

Net investment income (loss)	488	1,402	93	107

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on unaffiliated investments sold	1,750	3,556	1,490	3,843

Net realized gain (loss) on affiliated investments sold(1)	4	134	–	–

Net realized gain (loss) on futures	15	780	–	50

Net realized gain (loss) on foreign currency transactions	81	3,832	–	–

Net change in unrealized appreciation/depreciation on unaffiliated investments	176	(34,735)	819	3,520

Net change in unrealized appreciation/depreciation on affiliated investments	(558)	(593)	–	–

Net change in unrealized appreciation/depreciation on futures	13	414	–	81

Net change in unrealized appreciation/depreciation on foreign currency translation	(7)	285	–	–

Net Gain (Loss) on Investments	1,474	(26,327)	2,309	7,494

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,962	$(24,925)	$2,402	$7,601

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Value Fund	Mid Cap Fund	Mid Cap Index Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund

$1,036	$89	$25	$317	$108

–	–	–	–	–

–	–	–	–	–

–	8	–	15	9

(1)	–	–	(1)	–

1,035	97	25	331	117

416	46	2	239	159

30	5	2	14	10

6	1	–	2	3

1	4	–	–	1

29	11	–	16	24

–	1	–	–	–

46	21	5	14	52

3	2	4	3	2

17	9	7	11	10

1	1	7	2	2

16	10	–	5	19

21	18	14	18	18

6	3	3	4	4

13	6	1	4	8

605	138	45	332	312

(27)	(43)	(2)	(77)	(128)

–	–	(39)	–	–

–	(1)	–	–	–

578	94	4	255	184

457	3	21	76	(67)

8,078	328	40	1,559	1,077

45	–	–	99	–

–	–	–	–	–

–	–	–	–	–

(2,741)	286	82	2,632	1,201

(8)	–	–	(17)	1

–	–	–	–	–

–	–	–	–	–

5,374	614	122	4,273	2,279

$5,831	$617	$143	$4,349	$2,212

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S   O F   O P E R A T I O N S   ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0,  2 0 1 4  ( U n a u d i t e d )

	Multi-Factor Small Cap Value Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Index Fund
Investment Income:
Dividends from unaffiliated investments	$383	$1,765	$1,932	$36
Dividends from affiliated investments(1)	–	1	4	–
Security lending income(2)	20	1	574	–
Less: foreign taxes withheld	(2)	–	(14)	–

Total Investment Income	401	1,767	2,496	36

Expenses:
Investment advisory fees	121	96	2,365	4
Administration fees	8	46	127	3
12b-1 fees:
Class A	2	–	16	–
Class C	5	35	69	–
Shareholder servicing fees:
Class A	16	24	79	–
Class C	2	12	23	–
Transfer agent fees	29	26	170	5
Custodian fees	1	7	14	4
Professional fees	10	22	45	7
Pricing service fees	3	11	1	28
Printing and shareholder reports	10	11	77	–
Registration and filing fees	19	39	34	14
Trustees’ fees	3	7	16	3
Miscellaneous	5	18	68	1

Total Expenses	234	354	3,104	69

Less:
Waiver of investment advisory fees(1)	(67)	(96)	(489)	(4)
Advisor expense reimbursement(1)	–	(15)	–	(58)

Net Expenses	167	243	2,615	7

Net Investment Income (Loss)	234	1,524	(119)	29

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on unaffiliated investments sold	942	974	(222)	93
Net realized gain (loss) on affiliated investments sold(1)	(4)	1	–	–
Net realized gain (loss) on futures	–	134	6	–
Net change in unrealized appreciation/depreciation on unaffiliated investments	526	11,388	21,431	123
Net change in unrealized appreciation/depreciation on affiliated investments	29	74	–	–
Net change in unrealized appreciation/depreciation on futures	–	(28)	42	–

Net Gain (Loss) on Investments	1,493	12,543	21,257	216

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,727	$14,067	$21,138	$245

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Balanced Allocation Fund		International Equity Fund
	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014
Investment Activities:
Net investment income (loss)	$ 488	$ 825	$ 1,402	$ 6,424
Net realized gain (loss) on investments sold, futures and foreign currency transactions	1,850	4,860	8,302	28,054
Net change in unrealized appreciation/depreciation on investments, futures and foreign currency translation	(376)	1,690	(34,629)	50,852

Net increase (decrease) in net assets resulting from operations	1,962	7,375	(24,925)	85,330

Dividends to Shareholders
Dividends from net investment income:
Class I	(453)	(734)	–	(7,002)
Class A	(72)	(115)	–	(118)
Class C	(3)	(5)	–	(4)

Total dividends	(528)	(854)	–	(7,124)

Share Transactions:
Proceeds from shares issued:
Class I	1,372	6,154	47,996	177,993
Class A	344	760	3,007	4,550
Class C	6	19	497	1,322
Reinvestment of dividends and distributions:
Class I	440	711	–	4,039
Class A	65	103	–	107
Class C	3	5	–	3

Total proceeds from shares issued and reinvested	2,230	7,752	51,500	188,014

Value of shares redeemed:
Class I	(1,935)	(5,755)	(23,150)	(44,956)
Class A	(1,196)	(1,621)	(1,123)	(1,237)
Class C	(72)	(149)	(123)	(90)

Total value of shares redeemed	(3,203)	(7,525)	(24,396)	(46,283)

Increase (decrease) in net assets from share transactions	(973)	227	27,104	141,731

Contributions of capital by affiliate(1)	–	4	–	2

Total increase (decrease) in net assets	461	6,752	2,179	219,939

Net Assets:
Beginning of period	68,617	61,865	607,232	387,293

End of period*	$69,078	$68,617	$609,411	$607,232

*Including undistributed (distributions in excess of) net investment income	$ 76	$ 116	$ 6,749	$ 5,347

(1)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Core Fund		Large Cap Growth Fund		Large Cap Value Fund		Mid Cap Fund
For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014

$ 93	$ 237	$ 107	$ 332	$ 457	$ 1,197	$ 3	$ (22)
1,490	3,998	3,893	11,976	8,123	9,932	328	804
819	465	3,601	1,538	(2,749)	11,816	286	1,204

2,402	4,700	7,601	13,846	5,831	22,945	617	1,986

(95)	(238)	–	(303)	(446)	(1,028)	–	–
(9)	(19)	–	(39)	(92)	(190)	–	–
–	–	–	–	–	–	–	–

(104)	(257)	–	(342)	(538)	(1,218)	–	–

684	2,135	1,034	989	1,569	3,909	154	536
39	53	62	222	110	141	98	456
85	8	64	5	68	30	–	65

75	186	–	161	254	644	–	–
9	18	–	35	84	174	–	–
–	–	–	–	–	–	–	–

892	2,400	1,160	1,412	2,085	4,898	252	1,057

(2,621)	(10,956)	(4,794)	(14,366)	(27,215)	(13,062)	(363)	(2,805)
(265)	(443)	(869)	(1,869)	(1,478)	(3,675)	(1,087)	(2,725)
(36)	–	(6)	(34)	(9)	(33)	(92)	(198)

(2,922)	(11,399)	(5,669)	(16,269)	(28,702)	(16,770)	(1,542)	(5,728)

(2,030)	(8,999)	(4,509)	(14,857)	(26,617)	(11,872)	(1,290)	(4,671)

–	1	–	1	–	1	–	12

268	(4,555)	3,092	(1,352)	(21,324)	9,856	(673)	(2,673)

24,804	29,359	66,994	68,346	125,545	115,689	12,580	15,253

$25,072	$ 24,804	$70,086	$ 66,994	$104,221	$125,545	$11,907	$12,580

$ 28	$ 39	$ 190	$ 83	$ 141	$ 222	$ (1)	$ (4)

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Mid Cap Index Fund		Multi-Factor Small Cap Core Fund		Multi-Factor Small Cap Growth Fund
	For the Six-Month Period Ended November 30, 2014	For the Period December 30, 2013**- May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014
Investment Activities:
Net investment income (loss)	$21	$16	$76	$(27)	$(67)	$(84)
Net realized gain (loss) on investments sold and futures	40	30	1,658	4,941	1,077	5,675
Net change in unrealized appreciation/depreciation on investments and futures	82	72	2,615	274	1,202	(578)

Net increase (decrease) in net assets resulting from operations	143	118	4,349	5,188	2,212	5,013

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	–	–	–	(125)	–	(30)
Class A	–	–	–	(7)	–	(2)
Class C	–	–	–	–	–	–
Class R4	–	–	–	–	–	–
Distributions from net realized gains:
Class I	–	–	–	–	–	–
Class A	–	–	–	–	–	–
Class B	–	–	–	–	–	–

Total dividends and distributions	–	–	–	(132)	–	(32)

Share Transactions:
Proceeds from shares issued:
Class I	–	3,000	9,774	12,830	1,185	3,358
Class A	–	–	17,279	5,935	828	295
Class C	–	–	–	–	35	87
Class R4	–	–	–	–	–	–
Class R5	–	–	–	–	–	–
Reinvestment of dividends and distributions:
Class I	–	–	–	110	–	25
Class A	–	–	–	6	–	2
Class C	–	–	–	–	–	–
Class R4	–	–	–	–	–	–

Total proceeds from shares issued and reinvested	–	3,000	27,053	18,881	2,048	3,767

Value of shares redeemed:
Class I	–	–	(4,496)	(5,115)	(1,250)	(2,064)
Class A	–	–	(1,462)	(2,843)	(1,023)	(3,028)
Class C	–	–	–	–	(6)	(19)
Class R4	–	–	–	–	–	–
Class R5	–	–	–	–	–	–

Total value of shares redeemed	–	–	(5,958)	(7,958)	(2,279)	(5,111)

Increase (decrease) in net assets from share transactions	–	3,000	21,095	10,923	(231)	(1,344)

Contributions of capital by affiliate(1)	–	–	–	–	–	–

Total increase (decrease) in net assets	143	3,118	25,444	15,979	1,981	3,637

Net Assets:
Beginning of period	3,118	–	39,071	23,092	32,292	28,655

End of period*	$3,261	$3,118	$64,515	$39,071	$34,273	$32,292

*Including undistributed (distributions in excess of) net investment income	$37	$16	$43	$(33)	$(70)	$(3)

**Commencement	of Operations

    (1) See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

Multi-Factor Small Cap Value Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Index Fund
For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Period December 30, 2013**- May 31, 2014

$ 234	$273	$1,524	$2,594	$(119)	$(429)	$29	$22

938	5,221	1,109	2,361	(216)	16,081	93	5

555	(975)	11,434	23,176	21,473	19,767	123	(110)

1,727	4,519	14,067	28,131	21,138	35,419	245	(83)

–	(153)	(1,257)	(2,052)	–	–	–	–
–	(196)	(159)	(318)	–	–	–	–
–	(12)	(38)	(92)	–	–	–	–
–	–	(4)	–	–	–	–	–

–	–	–	–	–	(3,924)	–	–
–	–	–	–	–	(658)	–	–
–	–	–	–	–	(210)	–	–

–	(361)	(1,458)	(2,462)	–	(4,792)	–	–

2,508	2,725	25,349	42,111	100,875	206,145	51	5,000
512	2,385	1,862	4,511	12,937	55,099	–	–
26	302	2,068	5,582	2,651	12,397	–	–
–	–	1,270	–	–	–	–	–
–	–	–	5	–	–	–	–

–	113	1,190	1,813	–	2,692	–	–
–	188	152	304	–	519	–	–
–	11	37	89	–	116	–	–
–	–	3	–	–	–	–	–

3,046	5,724	31,931	54,415	116,463	276,968	51	5,000

(1,640)	(3,040)	(8,786)	(24,312)	(45,718)	(66,726)	–	–
(1,316)	(4,803)	(1,595)	(12,979)	(14,785)	(21,081)	–	–
(257)	(179)	(5,455)	(2,907)	(2,329)	(1,130)	–	–
–	–	(35)	–	–	–	–	–
–	–	(6)	–	–	–	–	–

(3,213)	(8,022)	(15,877)	(40,198)	(62,832)	(88,937)	–	–

(167)	(2,298)	16,054	14,217	53,631	188,031	51	5,000

–	15	–	5	–	2	–	–

1,560	1,875	28,663	39,891	74,769	218,660	296	4,917

24,807	22,932	167,921	128,030	454,837	236,177	4,917	–

$26,367	$24,807	$196,584	$167,921	$529,606	$454,837	$5,213	$4,917

$ 439	$205	$557	$491	$(137)	$(18)	$51	$22

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  a n d  T a x  E x e m p t  B o n d  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the PNC Fixed Income and Tax Exempt Bond Funds as of November 30, 2014.

Bond Fund

Corporate Bonds	30.0%
U.S. Treasury Notes	29.3
Federal National Mortgage Association	22.6
U.S. Treasury Bonds	4.6
Asset-Backed Securities	3.7
Government National Mortgage Association	2.9
Federal Home Loan Mortgage Corporation	2.6
Money Market Fund	2.2
Commercial Mortgage-Backed Securities	1.8
Transportation Revenue Bond	0.3
100.0%

Government Mortgage Fund

Federal National Mortgage Association	68.7
Government National Mortgage Association	14.8
Federal Home Loan Mortgage Corporation	10.1
U.S. Treasury Note	4.8
Money Market Fund	1.6
Collateralized Mortgage Obligation	–*
100.0%

High Yield Bond Fund

Corporate Bonds	94.1%
Money Market Fund	5.2
Common Stocks	0.7
Warrants	–*
100.0%

Intermediate Bond Fund

U.S. Treasury Notes	58.1%
Corporate Bonds	37.3
Asset-Backed Securities	4.2
Money Market Fund	0.4
Government National Mortgage Association	–*
100.0%

*Amount represents less than 0.1%

Limited Maturity Bond Fund

U.S. Treasury Notes	42.1%
Corporate Bonds	28.8
Asset Backed Securities	18.7
Federal National Mortgage Association	4.4
Collateralized Mortgage Obligations	4.1
Federal Home Loan Mortgage Corporation	0.7
Money Market Fund	0.7
Commercial Mortgage-Backed Security	0.5
100.0%

Total Return Advantage Fund

Corporate Bonds	38.0%
U.S. Treasury Notes	24.1
Federal National Mortgage Association	19.6
U.S. Treasury Bonds	5.4
Money Market Fund	3.5
Asset-Backed Securities	3.1
Government National Mortgage Association	2.5
Federal Home Loan Mortgage Corporation	2.0
Commercial Mortgage-Backed Securities	1.4
Transportation Revenue Bond	0.3
Common Stock	0.1
100.0%

Ultra Short Bond Fund

U.S. Treasury Notes	46.2%
Corporate Bonds	26.5
Asset-Backed Securities	18.9
Collateralized Mortgage Obligations	5.6
Money Market Fund	2.8
100.0%

Intermediate Tax-Exempt Bond Fund

Refunding Bonds	44.9%
General Obligations	11.6
Transportation Revenue Bonds	7.7
Refunding Notes	7.6
Other Revenue Bonds	6.9
Industrial/Development Revenue Bonds	5.7
Public Facilities Revenue Bonds	5.2
Hospital/Nursing Home Revenue Bonds	4.4
Education Revenue Bonds	3.2
Utility Revenue Bonds	2.8
100.0%

Maryland Tax Exempt Bond Fund

Refunding Bonds	34.7%
Hospital/Nursing Home Revenue Bonds	20.1
Transportation Revenue Bonds	18.2
General Obligations	9.9
Public Facilities Revenue Bonds	7.1
Other Revenue Bonds	6.7
Prerefunded & Escrowed to Maturity	2.3
Refunding Notes	1.0
100.0%

Ohio Intermediate Tax-Exempt Bond Fund

Refunding Bonds	35.1%
General Obligations	18.2
Hospital/Nursing Home Revenue Bonds	15.5
Water/Sewer Revenue Bonds	5.3
Utility Revenue Bonds	5.2
Other Revenue Bonds	4.8
Industrial/Development Revenue Bonds	4.4
Refunding Notes	4.1
Pollution Control Revenue Bonds	3.2
Education Revenue Bonds	2.4
Prerefunded & Escrowed to Maturity	1.8
100.0%

Tax Exempt Limited Maturity Bond Fund

Refunding Bonds	44.4%
General Obligations	13.4
Refunding Notes	13.3
Industrial/Development Revenue Bonds	6.1
Other Revenue Bonds	5.6
Public Facilities Revenue Bonds	3.9
Water/Sewer Revenue Bonds	3.7
Hospital/Nursing Home Revenue Bonds	3.6
Transportation Revenue Bonds	3.6
Anticipation Note	0.8
Education Revenue Bonds	0.8
Prerefunded & Escrowed to Maturity	0.8
100.0%

P N C  F i x e d  I n c o m e  a n d  T a x  E x e m p t  B o n d  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

At November 30, 2014, the following percentages of each Fund’s net assets were insured by bond insurers:

Bond Insurer	Intermediate Tax Exempt Bond	Maryland Tax Exempt Bond	Ohio Intermediate Tax Exempt Bond	Tax Exempt Limited Maturity Bond
AGM	7.9%	3.3%	–%	2.7%

AMBAC	4.0	–	2.8	5.3

GNMA/FNMA/FHLMC	–	–	4.3	–

NATL-RE	2.3	4.5	10.3	1.6

PSF-GTD	–	–	–	3.8

Total	14.2%	7.8%	17.4%	13.4%

P N C  F i x e d  I n c o m e  F u n d s  a n d  T a x  E x e m p t  B o n d  F u n d s

E X P L A N A T I O N  O F  E X P E N S E  T A B L E S    ( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which are described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the six-month period June 1, 2014 to November 30, 2014 and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended November 30, 2014. The “Annualized Expense Ratio” does not reflect Acquired Fund Fees and Expenses. If Acquired Fund Fees and Expenses were included, expenses would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (June 1, 2014 to November 30, 2014).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

—

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

—

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/14	Ending Account Value 11/30/14	Annualized Expense Ratio	Expenses Paid During Period(1)

Bond Fund
Actual
Class I	$1,000.00	$1,015.79	0.60%	$3.04
Class A	1,000.00	1,015.87	0.85	4.27
Class C	1,000.00	1,010.74	1.60	8.07
Hypothetical(2)
Class I	1,000.00	1,022.06	0.60	3.05
Class A	1,000.00	1,020.83	0.85	4.28
Class C	1,000.00	1,017.04	1.60	8.10

Government Mortgage Fund
Actual
Class I	$1,000.00	$1,017.78	0.76%	$3.83
Class A	1,000.00	1,015.73	1.03	5.21
Class C	1,000.00	1,012.72	1.76	8.88
Hypothetical(2)
Class I	1,000.00	1,021.27	0.76	3.84
Class A	1,000.00	1,019.90	1.03	5.22
Class C	1,000.00	1,016.25	1.76	8.89

High Yield Bond Fund
Actual
Class I	$1,000.00	$ 994.82	0.75%	$3.75
Class A	1,000.00	993.69	1.01	5.05
Hypothetical(2)
Class I	1,000.00	1,021.31	0.75	3.80
Class A	1,000.00	1,020.00	1.01	5.11

	Beginning Account Value 06/01/14	Ending Account Value 11/30/14	Annualized Expense Ratio	Expenses Paid During Period(1)

Intermediate Bond Fund
Actual
Class I	$1,000.00	$1,007.15	0.53%	$2.66
Class A	1,000.00	1,006.68	0.79	3.95
Class C	1,000.00	1,002.34	1.52	7.61
Hypothetical(2)
Class I	1,000.00	1,022.42	0.53	2.68
Class A	1,000.00	1,021.13	0.79	3.98
Class C	1,000.00	1,017.46	1.52	7.67

Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$1,001.59	0.48%	$2.42
Class A	1,000.00	1,001.56	0.74	3.36
Class C	1,000.00	999.16	1.04	5.23
Hypothetical(2)
Class I	1,000.00	1,022.65	0.48	2.44
Class A	1,000.00	1,021.71	0.74	3.39
Class C	1,000.00	1,019.83	1.04	5.29

Total Return Advantage Fund
Actual
Class I	$1,000.00	$1,013.00	0.56%	$2.82
Class A	1,000.00	1,012.52	0.84	4.22
Class C	1,000.00	1,007.94	1.56	7.84
Hypothetical(2)
Class I	1,000.00	1,022.27	0.56	2.83
Class A	1,000.00	1,020.88	0.84	4.24
Class C	1,000.00	1,017.26	1.56	7.88

(1)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.
(2)	Assumes annual return of 5% before expenses.

P N C  F i x e d  I n c o m e  F u n d s  a n d  T a x  E x e m p t  B o n d  F u n d s

E X P L A N A T I O N  O F  E X P E N S E  T A B L E S  ( U n a u d i t e d )

	Beginning Account Value 06/01/14	Ending Account Value 11/30/14	Annualized Expense Ratio	Expenses Paid During Period(1)

Ultra Short Bond Fund
Actual
Class I	$1,000.00	$1,000.86	0.33%	$1.67
Class A	1,000.00	998.52	0.61	3.08
Hypothetical(2)
Class I	1,000.00	1,023.40	0.33	1.69
Class A	1,000.00	1,021.99	0.61	3.12

Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,017.93	0.53%	$2.68
Class A	1,000.00	1,017.10	0.76	3.83
Class C	1,000.00	1,012.02	1.52	7.69
Hypothetical(2)
Class I	1,000.00	1,022.41	0.53	2.69
Class A	1,000.00	1,021.27	0.76	3.84
Class C	1,000.00	1,017.43	1.52	7.71

Maryland Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,016.84	0.53%	$2.68
Class A	1,000.00	1,015.48	0.79	4.00
Class C	1,000.00	1,012.33	1.49	7.53
Hypothetical(2)
Class I	1,000.00	1,022.41	0.53	2.69
Class A	1,000.00	1,021.10	0.79	4.01
Class C	1,000.00	1,017.58	1.49	7.55

	Beginning Account Value 06/01/14	Ending Account Value 11/30/14	Annualized Expense Ratio	Expenses Paid During Period(1)

Ohio Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,011.40	0.61%	$3.05
Class A	1,000.00	1,010.65	0.89	4.51
Class C	1,000.00	1,006.33	1.64	8.25
Hypothetical(2)
Class I	1,000.00	1,022.04	0.61	3.07
Class A	1,000.00	1,020.59	0.89	4.53
Class C	1,000.00	1,016.84	1.64	8.30

Tax Exempt Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$1,006.63	0.53%	$2.67
Class A	1,000.00	1,005.37	0.81	4.06
Hypothetical(2)
Class I	1,000.00	1,022.41	0.53	2.69
Class A	1,000.00	1,021.02	0.81	4.09

(1)

Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

(2)	Assumes annual return of 5% before expenses.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 4,
a n d f o r t h e Y e a r s E n d e d M a y 31,
u n l e s s o t h e r w i s e i n d i c a t e d

	Bond Fund
	Class I							Class A
	2014*	2014		2013	2012	2011	2010	2014*	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$10.56	$10.55		$10.80	$10.53	$10.27	$9.80	$10.61	$10.57		$10.83	$10.55		$10.30	$9.82

Net Investment Income(1)	0.10	0.18		0.20	0.30	0.35	0.40	0.08	0.18		0.18	0.28		0.32	0.37
Realized and Unrealized Gain (Loss) on Investments	0.07	0.04		(0.03)	0.29	0.27	0.49	0.09	0.04		(0.05)	0.30		0.26	0.50

Total from Investment Operations	0.17	0.22		0.17	0.59	0.62	0.89	0.17	0.22		0.13	0.58		0.58	0.87

Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–

Dividends from Net Investment Income	(0.10)	(0.20)		(0.23)	(0.32)	(0.36)	(0.42)	(0.10)	(0.17)		(0.20)	(0.30)		(0.33)	(0.39)
Distributions from Net Realized Gains	–	(0.01)		(0.19)	–	–	–	–	(0.01)		(0.19)	–		–	–

Total Distributions	(0.10)	(0.21)		(0.42)	(0.32)	(0.36)	(0.42)	(0.10)	(0.18)		(0.39)	(0.30)		(0.33)	(0.39)

Net Asset Value, End of Period	$10.63	$10.56		$10.55	$10.80	$10.53	$10.27	$10.68	$10.61		$10.57	$10.83		$10.55	$10.30

Total Return†	1.58%	2.08%		1.56%	5.69%	6.09%	9.16%	1.59%	2.11%		1.18%	5.56%		5.69%	8.94%

Ratios/Supplemental Data
Net Assets End of Period (000)	$163,611	$173,997		$193,899	$182,239	$220,136	$234,920	$3,500	$3,644		$3,937	$4,449		$5,134	$5,609
Ratio of Expenses to Average Net Assets	0.60%	0.61%		0.60%	0.59%	0.59%	0.59%	0.85%	0.59	%(3)	0.88%	0.81	%(4)	0.87%	0.88%
Ratio of Net Investment Income to Average Net Assets	1.81%	1.73%		1.87%	2.87%	3.32%	3.98%	1.56%	1.75	%(3)	1.64%	2.66	%(4)	3.05%	3.68%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.60%	0.61%		0.60%	0.59%	0.59%	0.59%	0.85%	0.86%		0.88%	0.87%		0.87%	0.88%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.81%	1.73%		1.87%	2.87%	3.32%	3.98%	1.56%	1.48%		1.64%	2.60%		3.05%	3.68%
Portfolio Turnover Rate(5)	32%	86%		71%	58%	80%	52%	32%	86%		71%	58%		80%	52%

	Bond Fund
	Class C
	2014*	2014		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$10.56	$10.54		$10.80	$10.53	$10.27	$9.80

Net Investment Income(1)	0.05	0.07		0.10	0.20	0.24	0.30
Realized and Unrealized Gain (Loss) on Investments	0.06	0.05		(0.05)	0.28	0.27	0.48
Total from Investment Operations	0.11	0.12		0.05	0.48	0.51	0.78
Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–
Dividends from Net Investment Income	(0.04)	(0.09)		(0.12)	(0.21)	(0.25)	(0.31)
Distributions from Net Realized Gains	–	(0.01)		(0.19)	–	–	–
Total Distributions	(0.10)	(0.10)		(0.31)	(0.21)	(0.25)	(0.31)
Net Asset Value, End of Period	$10.63	$10.56		$10.54	$10.80	$10.53	$10.27

Total Return†	1.07%	1.16%		0.46%	4.65%	5.04%	8.07%
Ratios/Supplemental Data
Net Assets End of Period (000)	$256	$300		$286	$308	$392	$445
Ratio of Expenses to Average Net Assets	1.60%	1.61	%(3)	1.60%	1.60%	1.59%	1.60%
Ratio of Net Investment Income to Average Net Assets	0.85%	0.69	%(3)	0.91%	1.91%	2.33%	2.94%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.60%	1.61%		1.60%	1.60%	1.59%	1.60%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.85%	0.69%		0.91%	1.91%	2.33%	2.94%
Portfolio Turnover Rate(5)	32%	86%		71%	58%	80%	52%

*  For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.

**  Amount represents less than $0.005 per share.

†  Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.27% impact to Class A ratios. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. The voluntary commitment had no impact to Class C ratios. See Note 12 in Notes to Financial Statements.

(4)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(5)	Due to its investment strategy, the Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 4,
a n d f o r t h e Y e a r s E n d e d M a y 31,
u n l e s s o t h e r w i s e i n d i c a t e d

	Government Mortgage Fund
	Class I							Class A
	2014*	2014		2013	2012	2011	2010	2014*	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$9.29	$9.35		$9.70	$9.67	$9.67	$9.51	$9.30	$9.35		$9.70	$9.66		$9.67	$9.51
Net Investment Income(1)	0.12	0.22		0.24	0.34	0.39	0.41	0.11	0.20		0.22	0.32		0.36	0.38
Realized and Unrealized Gain (Loss) on Investments	0.04	(0.01)		(0.29)	0.07	0.02	0.18	0.03	(0.01)		(0.30)	0.07		0.01	0.19
Total from Investment Operations	0.16	0.21		(0.05)	0.41	0.41	0.59	0.14	0.19		(0.08)	0.39		0.37	0.57
Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–
Dividends from Net Investment Income	(0.12)	(0.27)		(0.30)	(0.38)	(0.41)	(0.43)	(0.11)	(0.24)		(0.27)	(0.35)		(0.38)	(0.41)
Total Distributions	(0.12)	(0.27)		(0.30)	(0.38)	(0.41)	(0.43)	(0.11)	(0.24)		(0.27)	(0.35)		(0.38)	(0.41)
Net Asset Value, End of Period	$9.33	$9.29		$9.35	$9.70	$9.67	$9.67	$9.33	$9.30		$9.35	$9.70		$9.66	$9.67

Total Return†	1.78%	2.30%		(0.55)%	4.27%	4.30%	6.37%	1.57%	2.13%		(0.83)%	4.15%		3.91%	6.06%
Ratios/Supplemental Data
Net Assets End of Period (000)	$50,646	$51,269		$87,433	$88,197	$110,943	$133,539	$10,309	$10,888		$8,505	$11,882		$13,126	$16,443
Ratio of Expenses to Average Net Assets	0.76%	0.71%		0.66%	0.65%	0.63%	0.63%	1.03%	0.90	%(3)	0.94%	0.86	%(4)	0.91%	0.92%
Ratio of Net Investment Income to Average Net Assets	2.65%	2.41%		2.45%	3.55%	4.04%	4.33%	2.43%	2.14	%(3)	2.31%	3.33	%(4)	3.77%	4.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.76%	0.71%		0.66%	0.65%	0.63%	0.63%	1.03%	0.98%		0.94%	0.93%		0.91%	0.92%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.65%	2.41%		2.45%	3.55%	4.04%	4.33%	2.43%	2.06%		2.31%	3.26%		3.77%	4.01%
Portfolio Turnover Rate(5)	9%	3%		54%	29%	17%	15%	9%	3%		54%	29%		17%	15%

	Government Mortgage Fund
	Class C
	2014*	2014		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.28	$9.34		$9.68	$9.65	$9.65	$9.50
Net Investment Income(1)	0.09	0.13		0.15	0.24	0.30	0.30
Realized and Unrealized Gain (Loss) on Investments	0.03	(0.01)		(0.29)	0.07	0.01	0.19
Total from Investment Operations	0.12	0.12		(0.14)	0.31	0.31	0.49
Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–
Dividends from Net Investment Income	(0.08)	(0.18)		(0.20)	(0.28)	(0.31)	(0.34)
Total Distributions	(0.08)	(0.18)		(0.20)	(0.28)	(0.31)	(0.34)
Net Asset Value, End of Period	$9.32	$9.28		$9.34	$9.68	$9.65	$9.65

Total Return†	1.27%	1.29%		(1.44)%	3.23%	3.27%	5.20%
Ratios/Supplemental Data
Net Assets End of Period (000)	$1,366	$1,638		$2,920	$3,906	$3,719	$4,704
Ratio of Expenses to Average Net Assets	1.76%	1.71	%(3)	1.66%	1.65%	1.63%	1.64%
Ratio of Net Investment Income to Average Net Assets	1.88%	1.46	%(3)	1.61%	2.49%	3.07%	3.17%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.76%	1.71%		1.66%	1.65%	1.63%	1.64%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.88%	1.46%		1.61%	2.49%	3.07%	3.17%
Portfolio Turnover Rate(5)	9%	3%		54%	29%	17%	15%

*  For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.

**  Amount represents less than $0.005 per share.

†  Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.08% impact to Class A ratios. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. The voluntary commitment had no impact to Class C ratios. See Note 9 in Notes to Financial Statements.

(4)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(5)	Due to its investment strategy, the Government Mortgage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

	High Yield Bond Fund
	Class I						Class A
	2014*	2014	2013	2012	2011	2010	2014*	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$8.52	$8.39	$8.04	$8.35	$9.15	$7.96	$8.53	$8.40		$8.05	$8.36		$9.16	$7.97
Net Investment Income(1)	0.20	0.42	0.46	0.55	0.66	0.77	0.19	0.40		0.44	0.53		0.64	0.75
Realized and Unrealized Gain (Loss) on Investments	(0.24)	0.13	0.54	(0.13)	0.76	1.21	(0.24)	0.13		0.53	(0.13)		0.75	1.21
Total from Investment Operations	(0.04)	0.55	1.00	0.42	1.42	1.98	(0.05)	0.53		0.97	0.40		1.39	1.96
Dividends from Net Investment Income	(0.20)	(0.42)	(0.47)	(0.55)	(0.67)	(0.79)	(0.19)	(0.40)		(0.44)	(0.53)		(0.64)	(0.77)
Distributions from Net Realized Gains	–	–	(0.18)	(0.18)	(1.55)	–	–	–		(0.18)	(0.18)		(1.55)	–
Total Distributions	(0.20)	(0.42)	(0.65)	(0.73)	(2.22)	(0.79)	(0.19)	(0.40)		(0.62)	(0.71)		(2.19)	(0.77)
Net Asset Value, End of Period	$8.28	$8.52	$8.39	$8.04	$8.35	$9.15	$8.29	$8.53		$8.40	$8.05		$8.36	$9.16

Total Return†	(0.52)%	6.79%	12.75%	5.45%	17.17%	25.47%	(0.63)%	6.51%		12.44%	5.19%		16.85%	25.12%
Ratios/Supplemental Data
Net Assets End of Period (000)	$28,061	$29,709	$16,700	$9,123	$6,879	$8,797	$619	$628		$493	$471		$315	$311
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	1.01%	0.99	%(2)	1.01%	1.01	%(3)	1.01%	1.01%
Ratio of Net Investment Income to Average Net Assets	4.65%	5.05%	5.52%	6.80%	7.40%	8.61%	4.40%	4.81	%(2)	5.34%	6.57	%(3)	7.15%	8.33%
Ratio of Expenses to Average Net Assets (Before Fees Waivers and Reimbursement, as applicable)	0.89%	0.84%	1.09%	1.19%	1.41%	0.93%	1.15%	1.10%		1.34%	1.45%		1.71%	1.19%
Ratio of Net Investment Income to Average Net Assets (Before Fees Waivers and Reimbursement, as applicable)	4.51%	4.96%	5.18%	6.36%	6.74%	8.43%	4.26%	4.70%		5.01%	6.13%		6.45%	8.15%
Portfolio Turnover Rate	15%	59%	35%	32%	91%	78%	15%	59%		35%	32%		91%	78%

*  For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.

†  Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.02% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 12 in Notes to Financial Statements.

(3)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which had no impact to Class A ratios.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 4,
a n d f o r t h e Y e a r s E n d e d M a y 31,
u n l e s s o t h e r w i s e i n d i c a t e d

	Intermediate Bond Fund
	Class I							Class A
	2014*	2014		2013	2012	2011	2010	2014*	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$11.07	$11.26		$11.48	$11.38	$11.31	$10.85	$11.09	$11.28		$11.49	$11.40		$11.33	$10.87
Net Investment Income(1)	0.06	0.13		0.18	0.27	0.30	0.35	0.05	0.12		0.15	0.25		0.27	0.32
Realized and Unrealized Gain (Loss) on Investments	0.02	0.02		0.04	0.23	0.28	0.46	0.02	0.01		0.05	0.22		0.28	0.46
Total from Investment Operations	0.08	0.15		0.22	0.50	0.58	0.81	0.07	0.13		0.20	0.47		0.55	0.78
Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–
Dividends from Net Investment Income	(0.06)	(0.13)		(0.19)	(0.28)	(0.31)	(0.35)	(0.05)	(0.11)		(0.16)	(0.26)		(0.28)	(0.32)
Distributions from Net Realized Gains	–	(0.21)		(0.25)	(0.12)	(0.20)	–	–	(0.21)		(0.25)	(0.12)		(0.20)	–
Total Distributions	(0.06)	(0.34)		(0.44)	(0.40)	(0.51)	(0.35)	(0.05)	(0.32)		(0.41)	(0.38)		(0.48)	(0.32)
Net Asset Value, End of Period	$11.09	$11.07		$11.26	$11.48	$11.38	$11.31	$11.11	$11.09		$11.28	$11.49		$11.40	$11.33

Total Return†	0.72%	1.42%		1.93%	4.43%	5.25%	7.58%	0.67%	1.16%		1.73%	4.11%		4.95%	7.27%
Ratios/Supplemental Data
Net Assets End of Period (000)	$350,495	$361,838		$378,963	$397,082	$360,686	$334,915	$4,508	$4,991		$5,565	$6,298		$7,694	$9,258
Ratio of Expenses to Average Net Assets	0.53%	0.53%		0.53%	0.53%	0.53%	0.53%	0.79%	0.63	%(3)	0.81%	0.74	%(4)	0.81%	0.82%
Ratio of Net Investment Income to Average Net Assets	1.06%	1.15%		1.56%	2.37%	2.62%	3.15%	0.81%	1.06	%(3)	1.30%	2.18	%(4)	2.36%	2.87%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.53%	0.53%		0.53%	0.53%	0.53%	0.53%	0.79%	0.79%		0.81%	0.81%		0.81%	0.82%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.06%	1.15%		1.56%	2.37%	2.62%	3.15%	0.81%	0.89%		1.30%	2.11%		2.36%	2.87%
Portfolio Turnover Rate(5)	23%	69%		83%	48%	80%	56%	23%	69%		83%	48%		80%	56%

	Intermediate Bond Fund
	Class C
	2014*	2014		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.12	$11.31		$11.53	$11.43	$11.36	$10.90
Net Investment Income(1)	0.01	0.02		0.06	0.16	0.19	0.24
Realized and Unrealized Gain (Loss) on Investments	0.02	0.03		0.04	0.23	0.28	0.46
Total from Investment Operations	0.03	0.05		0.10	0.39	0.47	0.70
Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–
Dividends from Net Investment Income	(0.01)	(0.03)		(0.07)	(0.17)	(0.20)	(0.24)
Distributions from Net Realized Gains	–	(0.21)		(0.25)	(0.12)	(0.20)	–
Total Distributions	(0.01)	(0.24)		(0.32)	(0.29)	(0.40)	(0.24)
Net Asset Value, End of Period	$11.14	$11.12		$11.31	$11.53	$11.43	$11.36

Total Return†	0.23%	0.43%		0.91%	3.38%	4.19%	6.48%
Ratios/Supplemental Data
Net Assets End of Period (000)	$607	$724		$1,322	$1,083	$1,316	$1,474
Ratio of Expenses to Average Net Assets	1.52%	1.50	%(3)	1.53%	1.53%	1.53%	1.54%
Ratio of Net Investment Income to Average Net Assets	0.10%	0.21	%(3)	0.52%	1.40%	1.64%	2.12%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.52%	1.52%		1.53%	1.53%	1.53%	1.54%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.10%	0.19%		0.52%	1.40%	1.64%	2.12%
Portfolio Turnover Rate(5)	23%	69%		83%	48%	80%	56%

*  For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.

**  Amount represents less than $0.005 per share.

†  Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.17% and 0.02% impact to Class A and Class C ratios, respectively. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. See Note 12 in Notes to Financial Statements.

(4)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(5)	Due to its investment strategy, the Intermediate Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

	Limited Maturity Bond Fund
	Class I								Class A
	2014*	2014		2013	2012		2011	2010	2014*	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$10.20	$10.18		$10.19	$10.23		$10.20	$10.11	$10.26	$10.21		$10.22	$10.26		$10.23	$10.14
Net Investment Income(1)	0.04	0.04		0.06	0.11		0.16	0.25	0.03	0.05		0.03	0.09		0.14	0.22
Realized and Unrealized Gain (Loss) on Investments	(0.02)	0.03		0.01	(0.02)		0.05	0.10	(0.01)	0.03		0.01	(0.02)		0.05	0.10
Total from Investment Operations	0.02	0.07		0.07	0.09		0.21	0.35	0.02	0.08		0.04	0.07		0.19	0.32
Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	**(3)	–	–	–	–	**(2)	–	–	**(3)	–	–
Dividends from Net Investment Income	(0.03)	(0.05)		(0.08)	(0.13)		(0.18)	(0.26)	(0.04)	(0.03)		(0.05)	(0.11)		(0.16)	(0.23)
Total Distributions	(0.03)	(0.05)		(0.08)	(0.13)		(0.18)	(0.26)	(0.04)	(0.03)		(0.05)	(0.11)		(0.16)	(0.23)
Net Asset Value, End of Period	$10.19	$10.20		$10.18	$10.19		$10.23	$10.20	$10.24	$10.26		$10.21	$10.22		$10.26	$10.23

Total Return†	0.16%	0.71%		0.72%	0.88	%(3)	2.11%	3.50%	0.16%	0.81%		0.44%	0.67	%(3)	1.82%	3.20%
Ratios/Supplemental Data
Net Assets End of Period (000)	$309,217	$337,808		$323,255	$337,295		$314,884	$269,482	$2,798	$3,299		$3,924	$5,116		$7,356	$10,153
Ratio of Expenses to Average Net Assets	0.48%	0.49%		0.49%	0.48%		0.50%	0.50%	0.72%	0.35	%(4)	0.77%	0.69	%(5)	0.78%	0.79%
Ratio of Net Investment Income to Average Net Assets	0.80%	0.37%		0.54%	1.06%		1.57%	2.44%	0.68%	0.52	%(4)	0.32%	0.93	%(5)	1.37%	2.19%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.48%	0.49%		0.49%	0.48%		0.50%	0.50%	0.72%	0.69%		0.77%	0.76%		0.78%	0.79%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.80%	0.37%		0.54%	1.06%		1.57%	2.44%	0.68%	0.18%		0.32%	0.86%		1.37%	2.19%
Portfolio Turnover Rate(6)	23%	68%		53%	77%		54%	83%	23%	68%		53%	77%		54%	83%

	Limited Maturity Bond Fund
	Class C
	2014*	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$10.23	$10.21		$10.22	$10.26		$10.23	$10.14
Net Investment Income (Loss)(1)	0.01	(0.01)		(0.02)	0.01		0.07	0.14
Realized and Unrealized Gain (Loss) on Investments	(0.02)	0.03		0.01	(0.02)		0.04	0.11
Total from Investment Operations	(0.01)	0.02		(0.01)	(0.01)		0.11	0.25
Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	**(3)	–	–
Dividends from Net Investment Income	–	–	**	– **	(0.03)		(0.08)	(0.16)
Total Distributions	–	–	**	– **	(0.03)		(0.08)	(0.16)
Net Asset Value, End of Period	$10.22	$10.23		$10.21	$10.22		$10.26	$10.23

Total Return†	(0.08)%	0.21%		(0.09)%	(0.12	)%(3)	1.10%	2.46%
Ratios/Supplemental Data
Net Assets End of Period (000)	$872	$1,288		$1,709	$2,326		$3,217	$5,208
Ratio of Expenses to Average Net Assets	1.04%	0.94	%(4)	1.30%	1.48%		1.50%	1.51%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.28%	(0.06	)%(4)	(0.21)%	0.11%		0.68%	1.42%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.47%	1.44%		1.49%	1.48%		1.50%	1.51%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.15)%	(0.56)%		(0.40)%	0.11%		0.68%	1.42%
Portfolio Turnover Rate(6)	23%	68%		53%	77%		54%	83%

*  For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.

†  Total return excludes sales charge.

**  Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(4)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.34% and 0.05% impact to Class A and Class C ratios, respectively. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. See Note 12 in Notes to Financial Statements.

(5)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(6)	Due to its investment strategy, the Limited Maturity Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 4,
a n d f o r t h e Y e a r s E n d e d M a y 31,
u n l e s s o t h e r w i s e i n d i c a t e d

	Total Return Advantage Fund(1)
	Class I								Class A
	2014*	2014		2013	2012		2011	2010	2014*	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$10.97	$10.91		$10.88	$10.64		$10.36	$9.85	$10.97	$10.91		$10.89	$10.65		$10.36	$9.86
Net Investment Income(2)	0.12	0.25		0.27	0.37		0.39	0.43	0.11	0.23		0.24	0.35		0.36	0.39
Realized and Unrealized Gain (Loss) on Investments	0.02	0.07		0.05	0.25		0.30	0.52	0.03	0.06		0.04	0.25		0.31	0.50
Total from Investment Operations	0.14	0.32		0.32	0.62		0.69	0.95	0.14	0.29		0.28	0.60		0.67	0.89
Payment by Affiliate(2)	–	–		–	–		–	0.01 (3)	–	–		–	–		–	0.01 (3)
Contributions of Capital by Affiliate(2)	–	–	**(4)	–	–	**(5)	–	–	–	–	**(4)	–	–	**(5)	–	–
Dividends from Net Investment Income	(0.12)	(0.26)		(0.29)	(0.38)		(0.41)	(0.44)	(0.11)	(0.23)		(0.26)	(0.36)		(0.38)	(0.39)
Distributions from Net Realized Gains	–	–		–	–		–	(0.01)	–	–		–	–		–	(0.01)
Total Distributions	(0.12)	(0.26)		(0.29)	(0.38)		(0.41)	(0.45)	(0.11)	(0.23)		(0.26)	(0.36)		(0.38)	(0.40)
Net Asset Value, End of Period	$10.99	$10.97		$10.91	$10.88		$10.64	$10.36	$11.00	$10.97		$10.91	$10.89		$10.65	$10.36

Total Return†	1.30%	2.99%		2.96%	5.92	%(5)	6.72%	9.90%	1.25%	2.71%		2.58%	5.70	%(5)	6.53%	9.32%

Ratios/Supplemental Data
Net Assets End of Period (000)	$194,231	$249,494		$266,378	$263,356		$247,780	$217,946	$4,232	$4,645		$5,439	$5,969		$7,038	$9,213
Ratio of Expenses to Average Net Assets	0.56%	0.56%		0.56%	0.56%		0.58%	0.53%	0.84%	0.81	%(6)	0.84%	0.76	%(7)	0.86%	0.83%
Ratio of Net Investment Income to Average Net Assets	2.21%	2.37%		2.43%	3.42%		3.71%	4.19%	1.92%	2.13	%(6)	2.17%	3.23	%(7)	3.43%	3.79%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.56%	0.56%		0.56%	0.56%		0.58%	0.62%	0.84%	0.84%		0.84%	0.84%		0.86%	0.85%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.21%	2.37%		2.43%	3.42%		3.71%	4.10%	1.92%	2.10%		2.17%	3.15%		3.43%	3.77%
Portfolio Turnover Rate(8)	26%	59%		71%	44%		76%	60%	26%	59%		71%	44%		76%	60%

	Total Return Advantage Fund(1)
	Class C
	2014*	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$10.99	$10.94		$10.91	$10.67		$10.38	$9.86
Net Investment Income(2)	0.07	0.15		0.14	0.26		0.28	0.33
Realized and Unrealized Gain (Loss) on Investments	0.02	0.05		0.07	0.25		0.31	0.53
Total from Investment Operations	0.09	0.20		0.21	0.51		0.59	0.86
Payment by Affiliate(2)	–	–		–	–		–	0.01 (3)
Contributions of Capital by Affiliate(2)	–	–	**(4)	–	–	**(5)	–	–
Dividends from Net Investment Income	(0.07)	(0.15)		(0.18)	(0.27)		(0.30)	(0.34)
Distributions from Net Realized Gains	–	–		–	–		–	(0.01)
Total Distributions	(0.07)	(0.15)		(0.18)	(0.27)		(0.30)	(0.35)
Net Asset Value, End of Period	$11.01	$10.99		$10.94	$10.91		$10.67	$10.38

Total Return†	0.79%	1.87%		1.94%	4.87	%(5)	5.76%	8.87%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,102	$1,042		$965	$616		$472	$331
Ratio of Expenses to Average Net Assets	1.56%	1.54	%(6)	1.56%	1.55%		1.58%	1.53%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.38	%(6)	1.31%	2.41%		2.69%	3.19%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.56%	1.56%		1.56%	1.55%		1.58%	1.62%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and
Reimbursement, as applicable)	1.19%	1.36%		1.31%	2.41%		2.69%	3.10%
Portfolio Turnover Rate(8)	26%	59%		71%	44%		76%	60%

*  For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.

†  Total return excludes sales charge.

**  Amount represents less than $0.005 per share.

(1)	On February 1, 2010, PNC Total Return Bond Fund was reorganized into the Allegiant Total Return Advantage Fund. The activity in the table presented above is for the accounting survivor, PNC Total Return Bond Fund, for periods prior to the date of the reorganization and for the combined fund thereafter. The net asset values and other per share information presented above for periods prior to the reorganization have been restated to reflect the share conversion ratios of 1.00659296, 1.00644841, and 1.00485957 for Class I, Class A and Class C shares, respectively. See Note 1 in Notes to Financial Statements.

(2)	Per share data calculated using average shares outstanding method.

(3)	See Note 9 in Notes to Financial Statements.

(4)	During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(5)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(6)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.03% and 0.02% impact to Class A and Class C ratios, respectively. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. See Note 12 in Notes to Financial Statements.

(7)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.08% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(8)	Due to its investment strategy, the Total Return Advantage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 4,
a n d f o r t h e Y e a r s E n d e d M a y 31,
u n l e s s o t h e r w i s e i n d i c a t e d

	Ultra Short Bond Fund
	Class I						Class A
	2014*	2014	2013	2012	2011	2010	2014*	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$9.96	$9.97	$9.98	$10.01	$10.05	$10.07	$9.98	$9.98		$9.99	$10.03		$10.06	$10.08
Net Investment Income(1)	0.02	0.02	0.02	0.02	0.06	0.13	0.01	(0.01)		– **	0.01		0.06	0.11
Realized and Unrealized Gain (Loss) on Investments	(0.01)	–	0.02	0.01	0.01	0.02	(0.02)	0.02		0.01	(0.01)		(0.01)	0.02
Total from Investment Operations	0.01	0.02	0.04	0.03	0.07	0.15	(0.01)	0.01		0.01	–		0.05	0.13
Dividends from Net Investment Income	(0.02)	(0.03)	(0.05)	(0.06)	(0.11)	(0.17)	(0.01)	(0.01)		(0.02)	(0.04)		(0.08)	(0.15)
Total Distributions	(0.02)	(0.03)	(0.05)	(0.06)	(0.11)	(0.17)	(0.01)	(0.01)		(0.02)	(0.04)		(0.08)	(0.15)
Net Asset Value, End of Period	$9.95	$9.96	$9.97	$9.98	$10.01	$10.05	$9.96	$9.98		$9.98	$9.99		$10.03	$10.06

Total Return†	0.09%	0.24%	0.39%	0.26%	0.71%	1.54%	(0.15)%	0.06%		0.11%	(0.01)%		0.54%	1.25%
Ratios/Supplemental Data
Net Assets End of Period (000)	$433,285	$433,326	$404,709	$541,798	$515,482	$339,187	$1,772	$2,286		$3,735	$5,733		$8,233	$21,663
Ratio of Expenses to Average Net Assets	0.33%	0.34%	0.34%	0.34%	0.35%	0.39%	0.61%	0.61	%(2)	0.62%	0.50	%(3)	0.64%	0.67%
Ratio of Net Investment Income to Average Net Assets	0.37%	0.17%	0.23%	0.19%	0.59%	1.25%	0.16%	(0.06	)%(2)	(0.03)%	0.14	%(3)	0.62%	1.12%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.33%	0.34%	0.34%	0.34%	0.35%	0.39%	0.62%	0.62%		0.62%	0.62%		0.64%	0.67%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.37%	0.17%	0.23%	0.19%	0.59%	1.25%	0.15%	(0.07)%		(0.03)%	0.02%		0.62%	1.12%
Portfolio Turnover Rate(4)	42%	94%	93%	102%	68%	71%	42%	94%		93%	102%		68%	71%
*  For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.

†  Total return excludes sales charge.

**  Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment had no impact to Class A ratios. See Note 12 in Notes to Financial Statements.

(3)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.12% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(4)	Due to its investment strategy, the Ultra Short Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

	Intermediate Tax Exempt Bond Fund(1)
	Class I							Class A
	2014*	2014		2013	2012	2011	2010	2014*	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$9.89	$10.10		$10.25	$9.76	$9.81	$9.69	$9.88	$10.06		$10.21	$9.72		$9.84	$9.71
Net Investment Income(2)	0.13	0.26		0.25	0.26	0.25	0.27	0.11	0.26		0.23	0.23		0.22	0.24
Realized and Unrealized Gain (Loss) on Investments	0.05	0.06		(0.07)	0.56	0.15	0.27	0.06	0.07		(0.07)	0.56		0.08	0.27
Total from Investment Operations	0.18	0.32		0.18	0.82	0.40	0.54	0.17	0.33		0.16	0.79		0.30	0.51
Contributions of Capital by Affiliate(2)	–	–	**(3)	–	–	–	–	–	–	**(3)	–	–		–	–
Dividends from Net Investment Income	(0.13)	(0.26)		(0.25)	(0.26)	(0.25)	(0.28)	(0.13)	(0.24)		(0.23)	(0.23)		(0.22)	(0.24)
Distributions from Net Realized Gains	–	(0.27)		(0.08)	(0.07)	(0.20)	(0.14)	–	(0.27)		(0.08)	(0.07)		(0.20)	(0.14)
Total Distributions	(0.13)	(0.53)		(0.33)	(0.33)	(0.45)	(0.42)	(0.13)	(0.51)		(0.31)	(0.30)		(0.42)	(0.38)
Net Asset Value, End of Period	$9.94	$9.89		$10.10	$10.25	$9.76	$9.81	$9.92	$9.88		$10.06	$10.21		$9.72	$9.84

Total Return†	1.79%	3.38%		1.84%	8.49%	4.18%	5.72%	1.71%	3.47%		1.55%	8.28%		3.16%	5.32%
Ratios/Supplemental Data
Net Assets End of Period (000)	$79,688	$81,906		$127,046	$137,504	$132,330	$141,189	$3,317	$2,858		$3,092	$4,039		$5,270	$4,958
Ratio of Expenses to Average Net Assets	0.53%	0.53%		0.53%	0.53%	0.53%	0.53%	0.76%	0.48	%(4)	0.81%	0.75	%(5)	0.81%	0.85%
Ratio of Net Investment Income to Average Net Assets	2.55%	2.66%		2.48%	2.56%	2.57%	2.81%	2.32%	2.71	%(4)	2.21%	2.35	%(5)	2.29%	2.41%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.61%	0.58%		0.56%	0.55%	0.56%	0.70%	0.83%	0.81%		0.84%	0.83%		0.84%	0.93%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.47%	2.61%		2.45%	2.54%	2.54%	2.64%	2.25%	2.38%		2.18%	2.27%		2.26%	2.33%
Portfolio Turnover Rate	14%	27%		35%	19%	37%	111%	14%	27%		35%	19%		37%	111%

	Intermediate Tax Exempt Bond Fund(1)
	Class C
	2014*	2014		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.76	$9.97		$10.12	$9.63	$9.77	$9.63
Net Investment Income(2)	0.08	0.16		0.15	0.15	0.15	0.16
Realized and Unrealized Gain (Loss) on Investments	0.04	0.06		(0.07)	0.56	0.06	0.30
Total from Investment Operations	0.12	0.22		0.08	0.71	0.21	0.46
Contributions of Capital by Affiliate(2)	–	–	**(3)	–	–	–	–
Dividends from Net Investment Income	(0.08)	(0.16)		(0.15)	(0.15)	(0.15)	(0.18)
Distributions from Net Realized Gains	–	(0.27)		(0.08)	(0.07)	(0.20)	(0.14)
Total Distributions	(0.08)	(0.43)		(0.23)	(0.22)	(0.35)	(0.32)
Net Asset Value, End of Period	$9.80	$9.76		$9.97	$10.12	$9.63	$9.77

Total Return†	1.20%	2.37%		0.82%	7.49%	2.21%	4.87%
Ratios/Supplemental Data
Net Assets End of Period (000)	$388	$353		$521	$495	$293	$169
Ratio of Expenses to Average Net Assets	1.52%	1.52	%(4)	1.53%	1.53%	1.52%	1.50%
Ratio of Net Investment Income to Average Net Assets	1.53%	1.69	%(4)	1.48%	1.55%	1.56%	1.65%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.60%	1.59%		1.56%	1.54%	1.55%	1.56%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.45%	1.62%		1.45%	1.54%	1.53%	1.59%
Portfolio Turnover Rate	14%	27%		35%	19%	37%	111%

*  For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.

†  Total return excludes sales charge.

**  Amount represents less than $0.005 per share.

(1)	On February 1, 2010, PNC National Tax-Exempt Bond Fund was reorganized into the Allegiant Intermediate Tax Exempt Bond Fund. The activity in the table presented above is for the accounting survivor, PNC National Tax-Exempt Bond Fund, for periods prior to the date of the reorganization and for the combined fund thereafter. The net asset values and other per share information presented above for periods prior to the reorganization have been restated to reflect the share conversion ratios of 0.99731521, 0.99686595, and 1.00306218 for Class I, Class A and Class C shares, respectively. See Note 1 in Notes to Financial Statements.

(2)	Per share data calculated using average shares outstanding method.

(3)	During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(4)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.28% and 0.01% impact to Class A and Class C ratios, respectively. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. See Note 12 in Notes to Financial Statements.

(5)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 4,
a n d f o r t h e Y e a r s E n d e d M a y 31,
u n l e s s o t h e r w i s e i n d i c a t e d

	Maryland Tax Exempt Bond Fund
	Class I							Class A
	2014*	2014		2013	2012	2011	2010	2014*	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$11.19	$11.41		$11.65	$11.27	$11.25	$11.05	$11.20	$11.41		$11.65	$11.27		$11.24	$11.05
Net Investment Income(1)	0.15	0.31		0.31	0.32	0.32	0.31	0.13	0.30		0.28	0.29		0.29	0.26
Realized and Unrealized Gain (Loss) on Investments	0.04	(0.17)		(0.15)	0.48	0.02	0.20	0.04	(0.18)		(0.15)	0.48		0.03	0.19
Total from Investment Operations	0.19	0.14		0.16	0.80	0.34	0.51	0.17	0.12		0.13	0.77		0.32	0.45
Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–
Dividends from Net Investment Income	(0.15)	(0.31)		(0.31)	(0.32)	(0.32)	(0.31)	(0.14)	(0.28)		(0.28)	(0.29)		(0.29)	(0.26)
Distributions from Net Realized Gains	–	(0.05)		(0.09)	(0.10)	–	–	–	(0.05)		(0.09)	(0.10)		–	–
Total Distributions	(0.15)	(0.36)		(0.40)	(0.42)	(0.32)	(0.31)	(0.14)	(0.33)		(0.37)	(0.39)		(0.29)	(0.26)
Net Asset Value, End of Period	$11.23	$11.19		$11.41	$11.65	$11.27	$11.25	$11.23	$11.20		$11.41	$11.65		$11.27	$11.24

Total Return†	1.68%	1.31%		1.35%	7.23%	3.08%	4.65%	1.55%	1.18%		1.06%	6.96%		2.88%	4.11%
Ratios/Supplemental Data
Net Assets End of Period (000)	$52,824	$55,118		$66,494	$73,197	$71,256	$78,154	$423	$555		$677	$832		$725	$635
Ratio of Expenses to Average Net Assets	0.53%	0.53%		0.53%	0.53%	0.53%	0.52%	0.79%	0.63	%(3)	0.81%	0.78	%(4)	0.81%	0.95%
Ratio of Net Investment Income to Average Net Assets	2.62%	2.78%		2.68%	2.79%	2.86%	2.75%	2.36%	2.68	%(3)	2.39%	2.54	%(4)	2.57%	2.32%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.60%	0.57%		0.56%	0.55%	0.56%	0.75%	0.87%	0.80%		0.84%	0.83%		0.84%	1.19%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.55%	2.74%		2.65%	2.77%	2.83%	2.52%	2.28%	2.51%		2.36%	2.49%		2.54%	2.08%
Portfolio Turnover Rate	3%	4%		14%	21%	19%	43%	3%	4%		14%	21%		19%	43%

	Maryland Tax Exempt Bond Fund
	Class C
	2014*	2014		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.19	$11.40		$11.65	$11.27	$11.25	$11.05
Net Investment Income(1)	0.09	0.21		0.19	0.20	0.21	0.20
Realized and Unrealized Gain (Loss) on Investments	0.05	(0.17)		(0.16)	0.48	0.02	0.20
Total from Investment Operations	0.14	0.04		0.03	0.68	0.23	0.40
Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–
Dividends from Net Investment Income	(0.10)	(0.20)		(0.19)	(0.20)	(0.21)	(0.20)
Distributions from Net Realized Gains	–	(0.05)		(0.09)	(0.10)	–	–
Total Distributions	(0.10)	(0.25)		(0.28)	(0.30)	(0.21)	(0.20)
Net Asset Value, End of Period	$11.23	$11.19		$11.40	$11.65	$11.27	$11.25

Total Return†	1.23%	0.44%		0.23%	6.08%	2.07%	3.61%

Ratios/Supplemental Data
Net Assets End of Period (000)	$55	$55		$54	$1	$1	$12
Ratio of Expenses to Average Net Assets	1.49%	1.42	%(3)	1.50%	1.51%	1.48%	1.52%
Ratio of Net Investment Income to Average Net Assets	1.66%	1.89	%(3)	1.65%	1.71%	1.88%	1.75%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.57%	1.53%		1.54%	1.51%	1.50%	1.76%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.58%	1.78%		1.61%	1.71%	1.86%	1.51%
Portfolio Turnover Rate	3%	4%		14%	21%	19%	43%

*  For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.

†  Total return excludes sales charge.

**  Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.13% and 0.07% impact to Class A and Class C ratios, respectively. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. See Note 12 in Notes to Financial Statements

(4)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.03% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	Ohio Intermediate Tax Exempt Bond Fund
	Class I							Class A
	2014*	2014		2013	2012	2011	2010	2014*	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$11.13	$11.39		$11.70	$11.34	$11.40	$11.28	$11.10	$11.35		$11.66	$11.31		$11.36	$11.25
Net Investment Income(1)	0.16	0.32		0.34	0.35	0.36	0.38	0.14	0.29		0.31	0.33		0.33	0.35
Realized and Unrealized Gain (Loss) on Investments	(0.03)	(0.11)		(0.17)	0.57	0.07	0.17	(0.02)	(0.10)		(0.17)	0.56		0.08	0.16
Total from Investment Operations	0.13	0.21		0.17	0.92	0.43	0.55	0.12	0.19		0.14	0.89		0.41	0.51
Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–
Dividends from Net Investment Income	(0.16)	(0.32)		(0.34)	(0.35)	(0.36)	(0.38)	(0.15)	(0.29)		(0.31)	(0.33)		(0.33)	(0.35)
Distributions from Net Realized Gains	–	(0.15)		(0.14)	(0.21)	(0.13)	(0.05)	–	(0.15)		(0.14)	(0.21)		(0.13)	(0.05)
Total Distributions	(0.16)	(0.47)		(0.48)	(0.56)	(0.49)	(0.43)	(0.15)	(0.44)		(0.45)	(0.54)		(0.46)	(0.40)
Net Asset Value, End of Period	$11.10	$11.13		$11.39	$11.70	$11.34	$11.40	$11.07	$11.10		$11.35	$11.66		$11.31	$11.36

Total Return†	1.14%	2.01%		1.47%	8.29%	3.85%	5.00%	1.07%	1.82%		1.18%	7.98%		3.66%	4.61%

Ratios/Supplemental Data
Net Assets End of Period (000)	$51,458	$56,863		$76,086	$82,881	$86,010	$96,103	$4,810	$5,294		$6,567	$7,843		$9,887	$11,660
Ratio of Expenses to Average Net Assets	0.61%	0.58%		0.56%	0.55%	0.55%	0.54%	0.89%	0.80	%(3)	0.84%	0.76	%(4)	0.83%	0.83%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.90%		2.93%	3.03%	3.17%	3.37%	2.53%	2.67	%(3)	2.65%	2.83	%(4)	2.89%	3.08%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.61%	0.58%		0.56%	0.55%	0.55%	0.54%	0.89%	0.85%		0.84%	0.83%		0.83%	0.83%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.80%	2.90%		2.93%	3.03%	3.17%	3.37%	2.53%	2.62%		2.65%	2.76%		2.89%	3.08%
Portfolio Turnover Rate	9%	11%		15%	14%	14%	33%	9%	11%		15%	14%		14%	33%

	Ohio Intermediate Tax Exempt Bond Fund
	Class C
	2014*	2014		2013	2012	2011	2010
Net Asset Value, Beginning of Period	$11.06	$11.32		$11.63	$11.28	$11.35	$11.23
Net Investment Income(1)	0.10	0.21		0.22	0.23	0.24	0.26
Realized and Unrealized Gain (Loss) on Investments	(0.03)	(0.11)		(0.17)	0.56	0.06	0.18
Total from Investment Operations	0.07	0.10		0.05	0.79	0.30	0.44
Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–
Dividends from Net Investment Income	(0.10)	(0.21)		(0.22)	(0.23)	(0.24)	(0.26)
Distributions from Net Realized Gains	–	(0.15)		(0.14)	(0.21)	(0.13)	(0.05)
Total Distributions	(0.10)	(0.36)		(0.36)	(0.44)	(0.37)	(0.32)
Net Asset Value, End of Period	$11.03	$11.06		$11.32	$11.63	$11.28	$11.35

Total Return†	0.63%	0.99%		0.45%	7.16%	2.73%	3.96%

Ratios/Supplemental Data
Net Assets End of Period (000)	$460	$459		$620	$692	$1,009	$976
Ratio of Expenses to Average Net Assets	1.64%	1.58%		1.56%	1.55%	1.55%	1.55%
Ratio of Net Investment Income to Average Net Assets	1.80%	1.90%		1.94%	2.04%	2.17%	2.34%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.64%	1.58%		1.56%	1.55%	1.55%	1.55%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.80%	1.90%		1.94%	2.04%	2.17%	2.34%
Portfolio Turnover Rate	9%	11%		15%	14%	14%	33%

*  For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.

†  Total return excludes sales charge.

**  Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 12 in Notes to Financial Statements.

(4)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0, 2 0 1 4,
a n d f o r t h e Y e a r s E n d e d M a y 31,
u n l e s s o t h e r w i s e i n d i c a t e d

	Tax Exempt Limited Maturity Bond Fund
	Class I							Class A
	2014*	2014		2013	2012	2011	2010	2014*	2014		2013	2012		2011	2010
Net Asset Value, Beginning of Period	$10.50	$10.52		$10.64	$10.44	$10.39	$10.26	$10.50	$10.53		$10.64	$10.45		$10.39	$10.27
Net Investment Income(1)	0.08	0.15		0.17	0.19	0.20	0.23	0.06	0.12		0.14	0.17		0.17	0.18
Realized and Unrealized Gain (Loss) on Investments	(0.01)	–	**	(0.10)	0.20	0.05	0.13	–	(0.01)		(0.09)	0.19		0.06	0.12
Total from Investment Operations	0.07	0.15		0.07	0.39	0.25	0.36	0.06	0.11		0.05	0.36		0.23	0.30
Contributions of Capital by Affiliate(1)	–	–	**(2)	–	–	–	–	–	–	**(2)	–	–		–	–
Dividends from Net Investment Income	(0.08)	(0.15)		(0.17)	(0.19)	(0.20)	(0.23)	(0.07)	(0.12)		(0.14)	(0.17)		(0.17)	(0.18)
Distributions from Net Realized Gains	–	(0.02)		(0.02)	–	–	–	–	(0.02)		(0.02)	–		–	–
Total Distributions	(0.08)	(0.17)		(0.19)	(0.19)	(0.20)	(0.23)	(0.07)	(0.14)		(0.16)	(0.17)		(0.17)	(0.18)
Net Asset Value, End of Period	$10.49	$10.50		$10.52	$10.64	$10.44	$10.39	$10.49	$10.50		$10.53	$10.64		$10.45	$10.39

Total Return†	0.66%	1.47%		0.67%	3.78%	2.40%	3.53%	0.54%	1.12%		0.49%	3.45%		2.21%	2.98%

Ratios/Supplemental Data
Net Assets End of Period (000)	$138,880	$144,797		$145,668	$140,442	$128,926	$119,047	$454	$470		$541	$526		$522	$815
Ratio of Expenses to Average Net Assets	0.53%	0.53%		0.53%	0.53%	0.53%	0.52%	0.81%	0.80	%(3)	0.81%	0.76	%(4)	0.81%	0.96%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.42%		1.60%	1.81%	1.89%	2.21%	1.23%	1.19	%(3)	1.32%	1.59	%(4)	1.61%	1.77%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.55%	0.54%		0.55%	0.53%	0.55%	0.71%	0.83%	0.83%		0.83%	0.82%		0.83%	1.16%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.49%	1.41%		1.58%	1.81%	1.87%	2.02%	1.21%	1.16%		1.30%	1.53%		1.59%	1.57%
Portfolio Turnover Rate	24%	48%		51%	19%	43%	79%	24%	48%		51%	19%		43%	79%

*  For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.

†  Total return excludes sales charge.

**  Amount represents less than $0.005 per share.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 12 in Notes to Financial Statements

(4)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.05% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 3.7%
Automotive — 1.6%
BMW Vehicle Lease Trust, Series 2013-1, Cl A3 0.540%, 09/21/15	$148	$148
Ford Credit Auto Owner Trust, Series 2014-A, Cl A3 0.790%, 05/15/18	340	341
Ford Credit Auto Owner Trust, Series 2014-C, Cl A3 1.060%, 05/15/19	470	471
Honda Auto Receivables Owner Trust, Series 2014-3, Cl A3 0.880%, 06/15/18	465	465
Nissan Auto Lease Trust, Series 2013-A, Cl A3 0.610%, 04/15/16	300	300
Volkswagen Auto Lease Trust, Series 2013-A, Cl A3 0.840%, 07/20/16	1,000	1,002

		2,727

Credit Cards — 1.5%
American Express Credit Account Master Trust, Series 2014-2, Cl A 1.260%, 01/15/20	850	852
Capital One Multi-Asset Execution Trust, Series 2014-A5, Cl A 1.480%, 07/15/20	715	720
Synchrony Credit Card Master Note Trust, Series 2012-6, Cl A 1.360%, 08/17/20	1,000	998

		2,570

Equipment — 0.4%
John Deere Owner Trust, Series 2014-B, Cl A3 1.070%, 11/15/18	575	577

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC, Series 2012-1, Cl A2 2.161%, 10/15/21	250	253

Total Asset-Backed Securities (Cost $6,113)		6,127

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
Credit Suisse First Boston Mortgage Securities, Series 2005-C6, Cl A4 5.230%, 12/15/40 (A)	2,870	2,939
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Cl A2 5.421%, 04/15/47	3	3

Total Commercial Mortgage-Backed Securities (Cost $2,849)		2,942

CORPORATE BONDS — 30.1%
Aerospace — 0.3%
United Technologies 4.500%, 06/01/42	420	455

	Par (000)	Value (000)
Automotive — 0.6%
BorgWarner 4.625%, 09/15/20	$430	$476
Toyota Motor Credit (MTN) 3.400%, 09/15/21	470	495

		971

Cable — 1.8%
21st Century Fox America 8.450%, 08/01/34	515	757
Comcast 4.250%, 01/15/33	565	588
DIRECTV Holdings LLC 4.600%, 02/15/21	505	549
4.450%, 04/01/24	415	438
Thomson Reuters 3.850%, 09/29/24	415	421
Viacom 4.250%, 09/01/23	35	36
3.250%, 03/15/23	250	244

		3,033

Consumer Discretionary — 0.6%
Carnival 3.950%, 10/15/20	430	455
Hasbro 6.300%, 09/15/17	554	618

		1,073

Consumer Staples — 0.2%
Procter & Gamble 5.550%, 03/05/37	325	411

Energy — 4.7%
Boardwalk Pipelines LP 3.375%, 02/01/23	473	442
BP Capital Markets PLC 3.245%, 05/06/22	835	833
CNOOC Nexen Finance 2014 ULC 4.250%, 04/30/24	400	417
ConocoPhillips 4.150%, 11/15/34	255	260
Continental Resources 5.000%, 09/15/22	860	886
El Paso Pipeline Partners Operating LLC 6.500%, 04/01/20	236	271
Enterprise Products Operating LLC 3.750%, 02/15/25	330	336
EQT 5.150%, 03/01/18	125	134
4.875%, 11/15/21	645	701
Kinder Morgan Energy Partners LP (MTN) 6.950%, 01/15/38	582	679
ONEOK Partners LP 6.125%, 02/01/41	195	220
Petrobras International Finance 5.375%, 01/27/21	525	523
Petroleos Mexicanos 6.000%, 03/05/20	390	443
4.250%, 01/15/25 144A	125	126
Phillips 66 4.650%, 11/15/34	400	411

See Notes to Financial Statements.

P N C   B o n d   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Rowan 4.750%, 01/15/24	$730	$723
Williams Partners LP 4.125%, 11/15/20	425	446

		7,851

Financials — 7.4%
Abbey National Treasury Services PLC 3.050%, 08/23/18	560	584
American Express Credit (GMTN) 2.250%, 08/15/19	610	614
Bank of America 6.050%, 05/16/16	235	251
Bank of America (MTN) 5.625%, 07/01/20	275	316
4.250%, 10/22/26	230	232
4.200%, 08/26/24	190	194
4.000%, 04/01/24	225	236
3.300%, 01/11/23	250	250
BBVA Bancomer SA 4.375%, 04/10/24 144A	450	459
Capital One Financial 6.150%, 09/01/16	500	542
Citigroup 6.125%, 11/21/17	660	744
5.500%, 09/13/25	415	465
Credit Suisse 3.000%, 10/29/21	445	445
Deutsche Bank AG 1.400%, 02/13/17	390	390
Goldman Sachs Group 4.000%, 03/03/24	225	233
Goldman Sachs Group (GMTN) 5.375%, 03/15/20	425	480
Goldman Sachs Group (MTN) 3.850%, 07/08/24	300	308
HSBC Holdings PLC 5.100%, 04/05/21	220	250
JPMorgan Chase 4.625%, 05/10/21	545	603
3.375%, 05/01/23	655	646
Morgan Stanley 4.875%, 11/01/22	585	632
4.750%, 03/22/17	445	478
Royal Bank of Canada 1.200%, 09/19/18	840	839
Toronto-Dominion Bank (GMTN) 2.125%, 07/02/19	550	552
US Bancorp (MTN) 2.950%, 07/15/22	275	273
Wells Fargo 5.900%, 12/29/49 (A)	480	494
Wells Fargo (MTN) 3.300%, 09/09/24	850	859

		12,369

Food, Beverage & Tobacco — 1.0%
Anheuser-Busch InBev Finance 3.700%, 02/01/24	380	396
Diageo Capital PLC 2.625%, 04/29/23	405	394

	Par (000)	Value (000)
Sysco 4.350%, 10/02/34	$395	$417
Tyson Foods 3.950%, 08/15/24	405	419

		1,626

Healthcare — 1.5%
Amgen 3.875%, 11/15/21	425	450
Gilead Sciences 3.700%, 04/01/24	895	936
Johnson & Johnson 5.950%, 08/15/37	463	624
Novartis Capital 3.700%, 09/21/42	465	455

		2,465

Industrials — 1.4%
Avnet 5.875%, 06/15/20	350	395
Burlington Northern Santa Fe LLC 4.550%, 09/01/44	220	229
Caterpillar 3.900%, 05/27/21	465	504
CRH America 4.125%, 01/15/16	395	409
General Electric 4.125%, 10/09/42	795	817

		2,354

Insurance — 2.2%
Assurant 2.500%, 03/15/18	425	430
Berkshire Hathaway Finance 4.250%, 01/15/21	430	476
MetLife 6.400%, 12/15/66	380	423
Prudential Financial (MTN) 4.500%, 11/16/21	445	487
Reinsurance Group of America 6.450%, 11/15/19	500	584
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 144A	390	418
TIAA Asset Management Finance LLC 2.950%, 11/01/19 144A	275	277
XLIT 2.300%, 12/15/18	510	513

		3,608

Materials — 1.5%
Allegheny Technologies 6.125%, 08/15/23	435	435
ArcelorMittal 7.500%, 10/15/39	435	450
Cytec Industries 3.950%, 05/01/25	440	445
Freeport-McMoRan 3.550%, 03/01/22	830	811
Fresnillo PLC 5.500%, 11/13/23 144A	300	310

		2,451

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Real Estate Investment Trusts — 1.3%
American Campus Communities Operating Partnership LP 4.125%, 07/01/24	$200	$203
3.750%, 04/15/23	640	639
Digital Realty Trust LP 5.875%, 02/01/20#	630	711
5.250%, 03/15/21	15	17
Realty Income 3.250%, 10/15/22	640	635

		2,205

Retail — 1.2%
eBay 2.875%, 08/01/21	310	306
Kroger 3.400%, 04/15/22	440	449
Wal-Mart Stores 5.250%, 09/01/35	1,000	1,192

		1,947

Technology — 1.7%
Apple 3.850%, 05/04/43	830	810
Hewlett-Packard 4.375%, 09/15/21	400	423
KLA-Tencor 4.125%, 11/01/21	825	839
Oracle 4.300%, 07/08/34	435	455
Xilinx 3.000%, 03/15/21	365	367

		2,894

Telecommunications — 1.2%
AT&T 6.300%, 01/15/38	280	340
GTE 6.940%, 04/15/28	830	1,039
Telefonica Emisiones SA Unipersonal 5.134%, 04/27/20	585	654

		2,033

Transportation — 0.1%
ERAC USA Finance LLC 5.625%, 03/15/42 144A	200	232

Utilities — 1.4%
Berkshire Hathaway Energy 6.125%, 04/01/36	425	532
Duke Energy Progress 4.150%, 12/01/44	225	234
Exelon Generation LLC 4.000%, 10/01/20	827	872
Florida Power & Light 4.050%, 10/01/44	225	231
Puget Sound Energy 5.757%, 10/01/39	372	474

	Par (000)	Value (000)
Toledo Edison 7.250%, 05/01/20	$26	$31

		2,374

Total Corporate Bonds (Cost $48,270)		50,352

MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B 5.178%, 04/01/30	370	442

Total Municipal Bond (Cost $382)		442

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 28.0%
Federal Home Loan Mortgage Corporation — 2.6%
9.500%, 10/01/20	14	14
8.500%, 09/01/16	1	1
8.000%, 07/01/25	24	28
6.000%, 09/01/19	8	8
4.500%, 07/01/40	875	952
4.500%, 06/01/41	1,563	1,699
3.500%, 06/01/42	1,129	1,177
3.000%, 12/01/42	402	407
2.331%, 01/01/36 (A)	7	7
2.297%, 12/01/36 (A)	8	8

		4,301

Federal National Mortgage Association — 22.6%
9.000%, 11/01/24	50	58
8.000%, 03/01/31	1	1
6.000%, 09/01/37	3	4
5.500%, 12/01/33	888	1,003
5.500%, 05/01/35	291	326
5.500%, 03/01/36	28	32
5.000%, 08/01/37	722	802
5.000%, 03/01/40	1,300	1,445
4.500%, 02/01/39	11	11
4.500%, 10/01/39	2,066	2,250
4.500%, 03/01/40	407	443
4.500%, 04/01/40	575	631
4.500%, 07/01/40	37	40
4.500%, 04/01/41	791	862
4.000%, 09/01/39	22	23
4.000%, 11/01/40	1,554	1,662
4.000%, 01/01/41	1,090	1,173
4.000%, 02/01/41	1,120	1,198
4.000%, 11/01/41	38	41
4.000%, 12/01/41	987	1,055
4.000%, 02/01/42	890	951
4.000%, 07/01/42	1,230	1,315
3.500%, 09/01/26	1,268	1,345
3.500%, 01/01/28	1,496	1,588
3.500%, 09/01/29	493	524
3.500%, 03/01/41	1,521	1,588
3.500%, 07/01/42	727	760
3.500%, 08/01/42	2,375	2,480
3.500%, 10/01/42	1,682	1,756
3.500%, 11/01/42	63	66
3.500%, 02/01/43	1,757	1,837
3.000%, 06/01/27	735	767

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.000%, 10/01/27	$632	$659
3.000%, 11/01/27	766	800
3.000%, 11/01/42	1,731	1,751
3.000%, 04/01/43	2,720	2,752
3.000%, 06/01/43	1,297	1,312
2.500%, 11/01/27	2,460	2,518
1.938%, 08/01/35(A)	7	7

		37,836

Government National Mortgage Association — 2.8%
8.500%, 11/15/21	24	24
8.500%, 07/15/22	5	5
8.250%, 04/20/17	1	1
8.000%, 01/15/30	168	194
6.000%, 01/15/32	1	1
4.500%, 07/15/39	739	809
4.500%, 10/20/43	766	840
4.000%, 09/15/41	1,214	1,304
3.500%, 07/15/42	19	20
3.500%, 12/20/42	1,505	1,583

		4,781

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $45,785)		46,918

U.S. TREASURY OBLIGATIONS — 33.9%
U.S. Treasury Bonds — 4.6%
4.500%, 02/15/36	2,046	2,661
3.750%, 08/15/41	2,410	2,832
3.125%, 08/15/44	2,115	2,209

		7,702

U.S. Treasury Notes — 29.3%
2.250%, 01/31/15	8,345	8,375
1.625%, 08/15/22	155	151
1.250%, 08/31/15	3,200	3,227
1.250%, 10/31/15	5,000	5,051
1.250%, 01/31/19	2,905	2,897
0.375%, 01/15/16	5,975	5,987
0.250%, 01/31/15	13,000	13,004
0.250%, 05/15/15	10,290	10,297

		48,989

Total U.S. Treasury Obligations (Cost $56,146)		56,691

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	3,703,265	$3,703

Total Money Market Fund (Cost $3,703)		3,703

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.9% (Cost $163,248)		167,175

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.4%

Money Market Fund — 0.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	669,561	670

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $670)‡		670

TOTAL INVESTMENTS — 100.3% (Cost $163,918)*		167,845

Other Assets & Liabilities – (0.3)%		(478)

TOTAL NET ASSETS — 100.0%		$167,367

*	Aggregate cost for Federal income tax purposes is (000) $164,184.

Gross unrealized appreciation (000)	$3,815
Gross unrealized depreciation (000)	(154)

Net unrealized appreciation (000)	$3,661

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $647 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1,822 (000) and represents 1.1% of net assets as of November 30, 2014.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$6,127	$–	$6,127

Commercial Mortgage-Backed Securities	–	2,942	–	2,942

Corporate Bonds	–	50,352	–	50,352

Money Market Fund	3,703	–	–	3,703

Municipal Bond	–	442	–	442

Short-Term Investment Purchased with Collateral From Securities Loaned	670	–	–	670

U.S. Government Agency Mortgage-Backed Obligations	–	46,918	–	46,918

U.S. Treasury Obligations	–	56,691	–	56,691

Total Assets - Investments in Securities	$4,373	$163,472	$–	$167,845

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2014, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$670	$–	$670

Total Liabilities - Collateral Received for Loaned Securities	$–	$670	$–	$670

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  G o v e r n m e n t  M o r t g a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 93.6%
Federal Home Loan Mortgage Corporation — 10.1%
9.000%, 04/01/16 to 09/01/20	$13	$14
8.500%, 11/01/18 to 01/01/22	16	18
8.000%, 02/01/17 to 03/01/22	11	12
7.000%, 05/01/31	10	11
6.000%, 10/01/32	151	173
5.500%, 03/01/28	96	110
4.500%, 03/01/40 to 07/01/40	1,648	1,805
4.000%, 09/01/40 to 01/01/41	1,029	1,098
3.500%, 06/01/42 to 12/01/42	2,445	2,547
3.000%, 04/01/43	507	513

		6,301

Federal National Mortgage Association — 68.7%
10.000%, 06/01/21	3	4
9.000%, 02/01/17 to 10/01/19	3	4
8.500%, 11/01/21 to 09/01/23	8	8
8.000%, 02/01/23 to 03/01/23	4	5
7.500%, 09/01/22 to 07/01/31	93	108
7.000%, 12/01/15 to 09/01/31	42	44
6.500%, 04/01/16 to 02/01/38	1,019	1,192
6.000%, 11/01/35 to 01/01/37	1,132	1,294
5.500%, 12/01/18 to 01/01/35	1,773	1,986
5.000%, 10/01/35 to 10/01/39	1,985	2,208
4.500%, 06/01/20 to 05/01/40	5,776	6,320
4.000%, 07/01/25 to 12/01/42	8,363	8,942
3.500%, 08/01/26 to 01/01/43	11,566	12,111
3.000%, 04/01/27 to 08/01/43	6,339	6,478
2.500%, 09/01/27 to 03/01/28	2,061	2,108

		42,812

Government National Mortgage Association — 14.8%
13.000%, 06/15/15	1	–
12.500%, 01/15/15 to 11/20/15	1	1
12.000%, 03/15/15 to 08/15/15	3	3
9.250%, 12/20/16 to 05/15/21	21	21
9.000%, 06/15/16 to 11/15/24	74	82
8.750%, 12/15/16	15	15
8.500%, 02/15/17 to 09/15/24	77	81
8.000%, 04/15/17 to 04/15/30	138	154
7.500%, 09/20/15 to 09/20/30	266	291
7.000%, 09/20/15 to 07/15/31	392	441
5.000%, 10/15/39	1,327	1,475
4.500%, 03/15/39 to 08/15/39	2,169	2,388
4.000%, 09/15/39 to 10/15/41	2,420	2,598
3.500%, 07/15/42 to 01/20/43	1,571	1,655

		9,205

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $56,502)		58,318

	Par (000)	Value (000)
U.S. TREASURY OBLIGATION — 4.8%
U.S. Treasury Note — 4.8%
0.875%, 05/15/17	$2,955	$2,969

Total U.S. Treasury Obligation (Cost $2,954)		2,969

COLLATERALIZED MORTGAGE OBLIGATION — 0.0%

Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	24	27

Total Collateralized Mortgage Obligation (Cost $25)		27

	Number of Shares
MONEY MARKET FUND — 1.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	972,491	972

Total Money Market Fund (Cost $972)		972

TOTAL INVESTMENTS — 99.9% (Cost $60,453)*		62,286

Other Assets & Liabilities – 0.1%		35

TOTAL NET ASSETS — 100.0%		$62,321

*	Aggregate cost for Federal income tax purposes is (000) $60,453.

Gross unrealized appreciation (000)	$2,165
Gross unrealized depreciation (000)	(332)

Net unrealized appreciation (000)	$1,833

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Collateralized Mortgage Obligation	$–	$27	$–	$27

Money Market Fund	972	–	–	972

U.S. Government Agency Mortgage-Backed Obligations	–	58,318	–	58,318

U.S. Treasury Obligation	–	2,969	–	2,969

Total Assets - Investments in Securities	$972	$61,314	$–	$62,286

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  H i g h  Y i e l d  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 14  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — 94.8%
Aerospace — 1.9%
Spirit AeroSystems
6.750%, 12/15/20	$325	$ 345
5.250%, 03/15/22	200	203

		548

Automotive — 2.3%
General Motors Escrow Bond
8.375%, 12/31/49* (A) (B) (C)	405	–
Lear
8.125%, 03/15/20	125	131
5.375%, 03/15/24	300	304
Titan International
6.875%, 10/01/20	250	230

		665

Cable — 8.3%
AMC Networks
7.750%, 07/15/21	513	558
Belo
7.750%, 06/01/27	450	495
CCO Holdings LLC
8.125%, 04/30/20	250	265
DISH DBS
7.750%, 05/31/15	100	103
Sinclair Television Group
6.375%, 11/01/21	400	413
Time
5.750%, 04/15/22 144A	580	557

		2,391

Consumer Services — 12.6%
Avon Products
5.000%, 03/15/23#	300	276
Carnival PLC
7.875%, 06/01/27	58	74
Cedar Fair LP
5.250%, 03/15/21	275	276
Felcor Lodging LP
5.625%, 03/01/23	325	324
H&E Equipment Services
7.000%, 09/01/22	208	221
Live Nation Entertainment
7.000%, 09/01/20 144A	300	320
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	455	464
Royal Caribbean Cruises
11.875%, 07/15/15	95	101
7.500%, 10/15/27	557	642
Sotheby’s
5.250%, 10/01/22 144A	450	432
Speedway Motorsports
6.750%, 02/01/19	338	352
Vail Resorts
6.500%, 05/01/19	128	133

		3,615

Energy — 11.6%
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	540	559
Denbury Resources
5.500%, 05/01/22	425	398

	Par (000)	Value (000)

Global Marine
7.000%, 06/01/28	$500	$ 518
McDermott International
8.000%, 05/01/21 144A	600	510
Peabody Energy
6.500%, 09/15/20#	625	586
Plains Exploration & Production
6.875%, 02/15/23	206	232
Samson Investment
9.750%, 02/15/20	325	188
Tesoro
5.375%, 10/01/22	310	322

		3,313

Financials — 6.8%
Bank of America
8.000%, 07/29/49(D)	392	419
BBVA US Senior SA Unipersonal
4.664%, 10/09/15	200	206
JPMorgan Chase
7.900%, 04/29/49(D)	650	706
Royal Bank of Scotland Group PLC
5.125%, 05/28/24	400	409
Wells Fargo
7.980%, 03/29/49(D)	200	221

		1,961

Food, Beverage & Tobacco — 2.2%
Constellation Brands
6.000%, 05/01/22	100	110
HJ Heinz
4.250%, 10/15/20	300	304
Post Holdings
6.750%, 12/01/21 144A	225	221

		635

Healthcare — 6.7%
DaVita HealthCare Partners
5.750%, 08/15/22	475	502
Endo Finance LLC & Endo Finco
7.000%, 07/15/19 144A	560	586
Halyard Health
6.250%, 10/15/22 144A	200	203
Select Medical
6.375%, 06/01/21	350	357
Tenet Healthcare Corp
6.000%, 10/01/20	250	266

		1,914

Industrials — 21.8%
Allegion US Holding
5.750%, 10/01/21	250	262
Bombardier
7.750%, 03/15/20 144A	500	550
Clean Harbors
5.125%, 06/01/21	100	100
Erickson
8.250%, 05/01/20#	566	532
Howard Hughes
6.875%, 10/01/21 144A	250	264
Huntington Ingalls Industries
6.875%, 03/15/18	310	326

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — continued
5.000%, 12/15/21 144A	$150	$ 152
Interface
7.625%, 12/01/18	387	402
K Hovnanian Enterprises
7.250%, 10/15/20 144A	550	582
KLX
5.875%, 12/01/22 144A	500	509
Masco
7.750%, 08/01/29	362	416
Owens-Illinois
7.800%, 05/15/18	280	314
PulteGroup
7.875%, 06/15/32	823	944
Springs Industries
6.250%, 06/01/21	250	244
USG
8.375%, 10/15/18 144A	275	288
7.875%, 03/30/20 144A	335	362

		6,247

Materials — 7.7%
APERAM
7.750%, 04/01/18 144A	65	67
ArcelorMittal
10.350%, 06/01/19	375	457
Chemtura
5.750%, 07/15/21	550	544
Eldorado Gold
6.125%, 12/15/20 144A	610	604
Silgan Holdings
5.500%, 02/01/22	525	538

		2,210

Real Estate Investment Trusts — 0.9%
RHP Hotel Properties LP
5.000%, 04/15/21	265	263

Retail — 4.2%
Hanesbrands
6.375%, 12/15/20	275	293
L Brands
8.500%, 06/15/19	375	444
Levi Strauss
7.625%, 05/15/20	175	186
Sally Holdings LLC
6.875%, 11/15/19	275	293

		1,216

Technology — 0.9%
Activision Blizzard
6.125%, 09/15/23 144A	250	272

Telecommunications — 3.1%
DigitalGlobe
5.250%, 02/01/21 144A	600	576
SBA Telecommunications
5.750%, 07/15/20	300	309

		885

Transportation — 1.2%
Jurassic Holdings III
6.875%, 02/15/21 144A	150	148

	Par (000)	Value (000)

PHI
5.250%, 03/15/19	$200	$ 185

		333

Utilities — 2.6%
Calpine
7.875%, 01/15/23 144A	665	736

Total Corporate Bonds
(Cost $27,212)		27,204

	Number of Shares
COMMON STOCKS — 0.7%
Automotive — 0.3%
General Motors	1,780	60
Motors Liquidation GUC Trust	413	7

		67

Consumer Discretionary — 0.4%
Houghton Mifflin Harcourt*	6,325	122

Total Common Stocks
(Cost $172)		189

WARRANTS — 0.0%
Automotive — 0.0%
General Motors, Cl A*	43	1
General Motors, Cl B*	43	1

Total Warrants
(Cost $1)		2

MONEY MARKET FUND — 5.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,511,240	1,511

Total Money Market Fund
(Cost $1,511)		1,511

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned–100.8% (Cost $28,896)		28,906

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.5%

Money Market Fund — 4.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,285,934	1,286

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $1,286)‡		1,286

TOTAL INVESTMENTS — 105.3%
(Cost $30,182)**		30,192

Other Assets & Liabilities – (5.3)%		(1,512)

TOTAL NET ASSETS — 100.0%		$28,680

See Notes to Financial Statements.

P N C  H i g h  Y i e l d  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $30,190.

Gross unrealized appreciation (000)	$629
Gross unrealized depreciation (000)	(627)

Net unrealized appreciation (000)	$2

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,243 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of November 30, 2014.
(C)	Security in default.
(D)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of
Rule 144A securities is $8,404 (000) and represents 29.3% of net assets as of November 30, 2014.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$189	$–	$–	$189

Corporate Bonds	–	27,204	–	27,204

Money Market Fund	1,511	–	–	1,511

Warrants	2	–	–	2

Short-Term Investment Purchased with Collateral From Securities Loaned	1,286	–	–	1,286

Total Assets - Investments in Securities	$2,988	$27,204	$–	$30,192

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2014, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$1,286	$–	$1,286

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,286	$–	$1,286

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 4.2%
Automotive — 1.3%
BMW Vehicle Lease Trust, Series 2013-1, Cl A3 0.540%, 09/21/15	$18	$18
Honda Auto Receivables Owner Trust, Series 2012-1, Cl A3 0.770%, 01/15/16	13	13
Honda Auto Receivables Owner Trust, Series 2013-3, Cl A3 0.770%, 05/15/17	600	601
Hyundai Auto Receivables Trust, Series 2013-B, Cl A3 0.710%, 09/15/17	1,450	1,452
Nissan Auto Lease Trust, Series 2013-A, Cl A3 0.610%, 04/15/16	1,055	1,056
Toyota Auto Receivables Owner Trust, Series 2013-B Cl A3 0.890%, 07/17/17	20	20
Volkswagen Auto Loan Enhanced Trust, Series 2013-1, Cl A3 0.560%, 08/21/17	1,665	1,665

		4,825

Credit Cards — 2.4%
American Express Credit Account Master Trust, Series 2014-3, Cl A 1.490%, 04/15/20	945	950
Capital One Multi-Asset Execution Trust, Series 2014-A5, Cl A 1.480%, 07/15/20	1,825	1,837
Citibank Credit Card Issuance Trust, Series 2013-A3, Cl A3 1.110%, 07/23/18	1,405	1,413
Discover Card Execution Note Trust, Series 2013-A2, Cl A2 0.690%, 08/15/18	1,540	1,540
Synchrony Credit Card Master Note Trust, Series 2012-2, Cl A 2.220%, 01/15/22	850	854
Synchrony Credit Card Master Note Trust, Series 2012-6, Cl A 1.360%, 08/17/20	1,825	1,822

		8,416

Equipment — 0.3%
John Deere Owner Trust, Series 2012-A, Cl A3 0.750%, 03/15/16	7	7
John Deere Owner Trust, Series 2014-B, Cl A3 1.070%, 11/15/18	1,020	1,022

		1,029

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC, Series 2012-1, Cl A2

	Par (000)	Value (000)

2.161%, 10/15/21	$640	$648

Total Asset-Backed Securities (Cost $14,879)		14,918

CORPORATE BONDS — 37.1%
Automotive — 0.7%
BorgWarner 4.625%, 09/15/20	1,363	1,507
PACCAR Financial (MTN) 0.833%, 12/06/18(A)	800	807

		2,314

Cable — 2.3%
21st Century Fox America 3.000%, 09/15/22	1,020	1,016
DIRECTV Holdings LLC 4.600%, 02/15/21	2,460	2,675
Discovery Communications LLC 3.300%, 05/15/22	740	733
Thomson Reuters 3.850%, 09/29/24	820	832
Time Warner 3.400%, 06/15/22	1,020	1,034
Viacom 3.250%, 03/15/23	1,420	1,389
4.250%, 09/01/23	405	423

		8,102

Consumer Discretionary — 0.7%
Carnival 3.950%, 10/15/20	845	893
Hasbro 6.300%, 09/15/17	1,341	1,497

		2,390

Energy — 6.0%
Boardwalk Pipelines LP 3.375%, 02/01/23	1,205	1,125
BP Capital Markets PLC 3.245%, 05/06/22	1,775	1,772
CNOOC Nexen Finance 2014 ULC 4.250%, 04/30/24	960	1,001
ConocoPhillips 6.000%, 01/15/20	15	18
2.875%, 11/15/21	1,770	1,783
Continental Resources 5.000%, 09/15/22	1,825	1,880
Devon Energy 0.684%, 12/15/15 (A)	975	977
Enterprise Products Operating LLC 2.550%, 10/15/19	585	586
EQT 5.150%, 03/01/18	495	532
4.875%, 11/15/21	1,145	1,244
Exxon Mobil
0.274%, 03/15/17 (A)	2,150	2,151
Kinder Morgan Energy Partners LP
5.800%, 03/01/21	1,325	1,479
4.150%, 03/01/22	1,176	1,196
Nexen Energy 6.200%, 07/30/19	10	12

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Petrobras International Finance
5.375%, 01/27/21	$950	$946
Petroleos Mexicanos
6.000%, 03/05/20	805	915
4.250%, 01/15/25 144A	410	415
Rowan
4.875%, 06/01/22	1,475	1,508
Williams Partners LP
5.250%, 03/15/20	1,285	1,425
4.125%, 11/15/20	390	409

		21,374

Financials — 12.3%
Abbey National Treasury Services PLC
3.050%, 08/23/18	1,365	1,424
American Express
1.550%, 05/22/18	640	636
American Express Credit
0.743%, 07/29/16 (A)	1,155	1,160
American Honda Finance
0.732%, 10/07/16 (A)	1,250	1,258
2.125%, 10/10/18	10	10
American Honda Finance (MTN)
2.250%, 08/15/19	530	536
Bank of America
6.050%, 05/16/16	1,150	1,228
Bank of America (MTN)
5.625%, 07/01/20	665	763
3.300%, 01/11/23	910	912
4.000%, 04/01/24	255	267
Bank of Montreal (MTN)
0.705%, 09/11/15 (A)	2,325	2,332
BB&T (MTN)
2.250%, 02/01/19	1,200	1,212
6.850%, 04/30/19	10	12
BBVA Bancomer SA
4.375%, 04/10/24 144A	1,270	1,295
BNP Paribas SA (MTN)
1.250%, 12/12/16	15	15
2.700%, 08/20/18	710	731
Canadian Imperial Bank of Commerce
0.751%, 07/18/16 (A)	690	694
Capital One Financial
6.150%, 09/01/16	45	49
3.500%, 06/15/23	1,745	1,757
Citigroup
4.875%, 05/07/15	1,636	1,665
6.125%, 11/21/17	788	888
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	5	5
Credit Suisse
3.000%, 10/29/21	480	481
Deutsche Bank AG
1.400%, 02/13/17	820	820
1.350%, 05/30/17	455	455
General Electric Capital (GMTN)
3.150%, 09/07/22	780	798
Goldman Sachs Group
4.000%, 03/03/24	760	789
Goldman Sachs Group (GMTN)
5.375%, 03/15/20	780	880

	Par (000)	Value (000)

Goldman Sachs Group (MTN)
3.850%, 07/08/24	$510	$523
HSBC Bank USA NA
4.875%, 08/24/20	1,215	1,352
HSBC Holdings PLC
5.100%, 04/05/21	20	23
John Deere Capital
0.519%, 10/11/16 (A)	575	576
John Deere Capital (MTN)
0.333%, 02/25/16 (A)	1,540	1,541
JPMorgan Chase
6.125%, 06/27/17	411	458
4.625%, 05/10/21	865	956
3.375%, 05/01/23	1,585	1,562
Korea Development Bank
1.000%, 01/22/16	1,000	1,000
Morgan Stanley
4.750%, 03/22/17	1,005	1,080
4.875%, 11/01/22	1,280	1,382
MUFG Americas Holdings
3.500%, 06/18/22	1,400	1,449
Royal Bank of Canada
1.200%, 09/19/18	1,560	1,558
Royal Bank of Canada (MTN)
1.150%, 03/13/15	55	55
Svenska Handelsbanken AB
3.125%, 07/12/16	660	685
Toronto-Dominion Bank (GMTN)
2.125%, 07/02/19	1,240	1,244
US Bancorp (MTN)
2.950%, 07/15/22	1,190	1,183
Wells Fargo
3.450%, 02/13/23	660	664
4.125%, 08/15/23	700	737
Wells Fargo (MTN)
3.300%, 09/09/24	765	773
4.100%, 06/03/26	575	591
Westpac Banking
2.250%, 07/30/18	1,355	1,381

		43,845

Food, Beverage & Tobacco — 2.0%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	1,145	1,194
Coca-Cola
0.332%, 11/01/16 (A)	860	861
Diageo Capital PLC
2.625%, 04/29/23	1,180	1,149
Mondelez International
2.250%, 02/01/19	1,010	1,017
PepsiCo
2.750%, 03/05/22	1,020	1,020
Sysco
3.000%, 10/02/21	850	867
Tyson Foods
3.950%, 08/15/24	1,065	1,100

		7,208

Healthcare — 1.3%
Amgen
3.875%, 11/15/21	1,245	1,319

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — continued
Gilead Sciences
3.700%, 04/01/24	$1,165	$1,218
McKesson
0.634%, 09/10/15 (A)	1,370	1,372
Medtronic
1.375%, 04/01/18	625	620
WellPoint
1.250%, 09/10/15	25	25

		4,554

Industrials — 0.6%
Cintas No. 2
2.850%, 06/01/16	15	15
CRH America
4.125%, 01/15/16	1,220	1,263
Republic Services
5.000%, 03/01/20	850	951

		2,229

Insurance — 2.2%
ACE INA Holdings
2.600%, 11/23/15	500	510
Aon
3.500%, 09/30/15	1,310	1,341
Assurant
2.500%, 03/15/18	800	810
Berkshire Hathaway
3.750%, 08/15/21#	1,895	2,040
MetLife
4.368%, 09/15/23	645	699
Reinsurance Group of America
6.450%, 11/15/19	965	1,127
TIAA Asset Management Finance LLC
2.950%, 11/01/19 144A	650	655
XLIT
2.300%, 12/15/18	805	810

		7,992

Materials — 1.2%
Allegheny Technologies
6.125%, 08/15/23	665	665
Cytec Industries
3.950%, 05/01/25	910	921
Freeport-McMoRan
3.550%, 03/01/22	1,875	1,831
Fresnillo PLC
5.500%, 11/13/23 144A	700	723

		4,140

Real Estate Investment Trusts — 1.8%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	1,570	1,568
4.125%, 07/01/24	335	340
Boston Properties LP
5.625%, 11/15/20	1,060	1,220
Digital Realty Trust LP
5.875%, 02/01/20#	1,380	1,558
5.250%, 03/15/21	275	303

	Par (000)	Value (000)

Realty Income
3.250%, 10/15/22	$1,405	$1,394

		6,383

Retail — 0.5%
eBay
2.600%, 07/15/22	520	493
Yum! Brands
3.750%, 11/01/21	1,200	1,223

		1,716

Sovereign Agency — 0.0%
Province of Ontario Canada
0.950%, 05/26/15	20	20

Technology — 2.2%
Apple
2.400%, 05/03/23	1,465	1,431
EMC
2.650%, 06/01/20	995	1,000
Hewlett-Packard
4.375%, 09/15/21	1,145	1,211
Intel
1.350%, 12/15/17	20	20
2.700%, 12/15/22	1,210	1,204
KLA-Tencor
6.900%, 05/01/18	620	720
4.125%, 11/01/21	1,750	1,780
Oracle
2.500%, 10/15/22	15	14
Xilinx
3.000%, 03/15/21	605	609

		7,989

Telecommunications — 1.6%
AT&T
3.900%, 03/11/24	575	596
Telefonica Emisiones SA Unipersonal
5.134%, 04/27/20	1,290	1,442
Verizon Communications
5.150%, 09/15/23	2,405	2,708
Vodafone Group PLC
1.500%, 02/19/18	1,085	1,078

		5,824

Transportation — 0.6%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	1,785	1,802
ERAC USA Finance LLC
2.800%, 11/01/18 144A	250	257

		2,059

Utilities — 1.1%
Exelon Generation LLC
4.000%, 10/01/20	2,250	2,372
Metropolitan Edison
7.700%, 01/15/19	900	1,087

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — continued
PPL Capital Funding
3.500%, 12/01/22	$495	$504

		3,963

Total Corporate Bonds (Cost $129,328)		132,102

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 0.0%
Government National Mortgage Association — 0.0%
5.500%, 05/15/17	5	6

Total U.S. Government Agency Mortgage-Backed Obligation (Cost $6)		6

U.S. TREASURY OBLIGATIONS — 57.8%
U.S. Treasury Notes — 57.8%
3.000%, 09/30/16	20,587	21,552
2.500%, 08/15/23	650	672
2.375%, 08/15/24	7,040	7,166
2.250%, 01/31/15	10,360	10,397
1.625%, 07/31/19	4,180	4,218
1.625%, 08/15/22	1,005	980
1.500%, 08/31/18	13,930	14,100
1.250%, 08/31/15	9,060	9,137
1.250%, 10/31/15	12,790	12,921
1.250%, 01/31/19	39,175	39,068
1.000%, 03/31/17	14,315	14,434
0.875%, 12/31/16	21,470	21,621
0.375%, 03/15/15	23,600	23,620
0.375%, 01/15/16	25,725	25,775

Total U.S. Treasury Obligations (Cost $204,616)		205,661

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,593,886	$1,594

Total Money Market Fund (Cost $1,594)		1,594

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.6% (Cost $350,423)		354,281

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.0%

Money Market Fund — 1.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	3,545,385	3,545

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $3,545)‡		3,545

TOTAL INVESTMENTS — 100.6% (Cost $353,968)*		357,826

Other Assets & Liabilities – (0.6)%		(2,216)

TOTAL NET ASSETS — 100.0%		$355,610

* Aggregate cost for Federal income tax purposes is (000) $ 354,313.

Gross unrealized appreciation (000)	$3,814
Gross unrealized depreciation (000)	(301)

Net unrealized appreciation (000)	$3,513

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $3,441 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,345 (000) and represents 0.9% of net assets as of November 30, 2014.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$14,918	$–	$14,918

Corporate Bonds	–	132,102	–	132,102

Money Market Fund	1,594	–	–	1,594

Short-Term Investment Purchased with Collateral From Securities Loaned	3,545	–	–	3,545

U.S. Government Agency Mortgage-Backed Obligation	–	6	–	6

U.S. Treasury Obligations	–	205,661	–	205,661

Total Assets - Investments in Securities	$5,139	$352,687	$–	$357,826

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2014, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$3,545	$–	$3,545

Total Liabilities - Collateral Received for Loaned Securities	$–	$3,545	$–	$3,545

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 18.7%
Automotive — 8.7%
Bank of America Auto Trust,
Series 2012-1, Cl A3
0.780%, 06/15/16	$228	$228
BMW Vehicle Owner Trust,
Series 2013-A, Cl A3
0.670%, 11/27/17	5,122	5,125
Ford Credit Auto Lease Trust,
Series 2013-A, Cl A3
0.600%, 03/15/16	1,508	1,508
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	2,320	2,323
Honda Auto Receivables Owner Trust,
Series 2013-2, Cl A3
0.530%, 02/16/17	3,385	3,386
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	1,380	1,383
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A4
1.630%, 03/15/17	1,278	1,282
Hyundai Auto Receivables Trust,
Series 2014-A, Cl A3
0.790%, 07/16/18	1,035	1,036
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	1,575	1,576
Nissan Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.950%, 02/16/16	251	251
Nissan Auto Receivables Owner Trust,
Series 2013-B, Cl A3
0.840%, 11/15/17	2,405	2,410
Toyota Auto Receivables Owner Trust,
Series 2014-C, Cl A3
0.930%, 07/16/18	1,490	1,495
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	2,084	2,086
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Cl A3
0.700%, 04/20/18	3,230	3,229

		27,318

Credit Cards — 6.5%
American Express Credit Account Master Trust,
Series 2013-3, Cl A
0.980%, 05/15/19	4,450	4,463
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A
1.480%, 07/15/20	2,670	2,687
Chase Issuance Trust,
Series 2014-A1, Cl A1
1.150%, 01/15/19	5,860	5,880
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	4,470	4,495

	Par (000)	Value (000)

Synchrony Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	$2,945	$2,947

		20,472

Equipment — 2.6%
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	5,819	5,828
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	2,235	2,241

		8,069

Utilities — 0.9%
CenterPoint Energy Transition Bond LLC,
Series 2012-1 Cl A1
0.901%, 04/15/18	2,601	2,609
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	38	38

		2,647

Total Asset-Backed Securities (Cost $58,408)		58,506

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	1,296	1,361
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	976	1,032
Fannie Mae, Series 2011-29, Cl PE
3.500%, 09/25/36	689	700
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	740	764
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	1,318	1,392
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	414	430
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	1,272	1,320
Freddie Mac, Series 3741, Cl PA
2.150%, 02/15/35	3,593	3,670
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	1,592	1,678
Ginnie Mae, Series 2010-30, Cl NG
3.000%, 04/16/33	372	374

Total Collateralized Mortgage Obligations (Cost $12,754)		12,721

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.5%
Freddie Mac Multi-Family Structured Pass Thru Certificates, Series K501, Cl A1 1.337%, 06/25/16	1,507	1,515

Total Commercial Mortgage-Backed Security (Cost $1,507)		1,515

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — 28.8%
Automotive — 2.2%
Daimler Finance North America LLC
1.250%, 01/11/16 144A	$1,400	$1,407
Toyota Motor Credit (MTN)
2.050%, 01/12/17	2,200	2,254
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 144A	1,950	1,950
Volkswagen International Finance NV
1.150%, 11/20/15 144A	1,300	1,308

		6,919

Cable — 2.2%
DIRECTV Holdings LLC
3.125%, 02/15/16	1,225	1,258
2.400%, 03/15/17	385	394
Thomson Reuters
0.875%, 05/23/16	1,420	1,418
1.300%, 02/23/17	210	210
1.650%, 09/29/17	605	604
Time Warner Cable
5.850%, 05/01/17	1,415	1,557
Viacom
6.250%, 04/30/16	1,465	1,573

		7,014

Consumer Discretionary — 0.6%
Carnival
1.200%, 02/05/16	1,860	1,861

Energy — 1.2%
Kinder Morgan
2.000%, 12/01/17	445	446
Kinder Morgan Energy Partners LP
5.625%, 02/15/15	1,650	1,666
Marathon Oil
0.900%, 11/01/15	1,700	1,701

		3,813

Financials — 15.2%
Abbey National Treasury Services PLC
1.650%, 09/29/17	3,300	3,311
American Express Credit
1.300%, 07/29/16	800	805
American Express Credit (MTN)
1.550%, 09/22/17	520	523
Bank of America (MTN)
1.350%, 11/21/16	1,500	1,503
Bank of America NA
5.300%, 03/15/17	1,671	1,810
BNP Paribas SA (MTN)
1.250%, 12/12/16	1,350	1,355
1.375%, 03/17/17	1,100	1,102
Capital One Financial
1.000%, 11/06/15	2,705	2,710
Citigroup
4.450%, 01/10/17	2,620	2,787
Commonwealth Bank of Australia
1.125%, 03/13/17	2,200	2,203
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	2,200	2,310
Credit Suisse (GMTN)
1.375%, 05/26/17	1,450	1,453

	Par (000)	Value (000)

Deutsche Bank AG
1.400%, 02/13/17	$1,700	$1,701
1.350%, 05/30/17	1,700	1,698
General Electric Capital
2.900%, 01/09/17	3,000	3,123
Goldman Sachs Group
2.375%, 01/22/18	2,700	2,750
HSBC USA
1.300%, 06/23/17	1,400	1,406
JPMorgan Chase
3.150%, 07/05/16	1,675	1,731
JPMorgan Chase (MTN)
1.350%, 02/15/17	1,600	1,605
Morgan Stanley
1.750%, 02/25/16	685	692
4.750%, 03/22/17	1,865	2,004
National Australia Bank (MTN)
2.750%, 03/09/17	2,450	2,537
Royal Bank of Canada
1.125%, 07/22/16	3,100	3,124
UBS AG (MTN)
1.375%, 08/14/17	700	698
Wells Fargo
3.676%, 06/15/16 (A)	780	814
Wells Fargo (MTN)
2.100%, 05/08/17	1,540	1,576
Westpac Banking
1.200%, 05/19/17	360	360

		47,691

Food, Beverage & Tobacco — 1.3%
Anheuser-Busch
5.600%, 03/01/17	1,200	1,316
Kellogg
1.750%, 05/17/17	1,180	1,195
Kraft Foods Group
1.625%, 06/04/15	900	905
Nabisco
7.550%, 06/15/15	633	656

		4,072

Healthcare — 1.1%
Amgen
1.250%, 05/22/17	1,775	1,771
Teva Pharmaceutical Finance II BV
3.000%, 06/15/15	1,600	1,621

		3,392

Industrials — 0.9%
Amphenol
1.550%, 09/15/17	1,115	1,119
Caterpillar Financial Services (MTN)
1.250%, 08/18/17	850	851
Enterprise Products Operating LLC
1.250%, 08/13/15	950	953

		2,923

Materials — 0.5%
Rio Tinto Finance USA PLC
1.375%, 06/17/16	1,415	1,425

See Notes to Financial Statements.

P N C  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Real Estate Investment Trust — 0.3%
Realty Income
2.000%, 01/31/18	$836	$841

Retail — 0.4%
Walgreen
1.000%, 03/13/15	1,255	1,257

Technology — 0.9%
Hewlett-Packard
2.350%, 03/15/15	900	904
Johnson Controls
5.500%, 01/15/16	1,785	1,880

		2,784

Telecommunications — 1.4%
AT&T
2.400%, 08/15/16	2,700	2,765
Verizon Communications
2.500%, 09/15/16	1,618	1,663

		4,428

Utilities — 0.6%
NextEra Energy Capital Holdings
1.200%, 06/01/15	1,725	1,730

Total Corporate Bonds (Cost $89,828)		90,150

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 5.0%
Federal Home Loan Mortgage Corporation — 0.7%
6.000%, 05/01/21	236	251
5.500%, 03/01/22	243	266
5.500%, 04/01/22	312	341
4.500%, 02/01/19	207	219
4.500%, 05/01/19	695	733
2.280%, 03/01/36 (B)	346	371

		2,181

Federal National Mortgage Association — 4.3%
6.000%, 09/01/16	40	41
5.500%, 09/01/17	134	142
5.500%, 10/01/17	55	58
5.500%, 11/01/18	172	182
5.000%, 06/01/18	151	159
5.000%, 12/01/21	245	259
4.500%, 06/01/21	678	715
4.000%, 08/01/21	394	422
3.500%, 01/01/24	2,718	2,886
3.000%, 01/01/22	1,768	1,853
3.000%, 06/01/22	2,456	2,575
3.000%, 10/01/23	1,934	2,028
2.454%, 04/01/35 (B)	460	493
2.415%, 11/01/32 (B)	35	37
2.256%, 09/01/36 (B)	398	427
2.238%, 12/01/34 (B)	226	240
2.217%, 01/01/36 (B)	400	427
2.091%, 07/01/34 (B)	347	376

	Par (000)	Value (000)

2.062%, 08/01/33 (B)	$284	$303

		13,623

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $15,339)		15,804

U.S. TREASURY OBLIGATIONS — 42.0%
U.S. Treasury Notes — 42.0%
0.875%, 05/15/17	9,570	9,613
0.875%, 08/15/17	8,220	8,238
0.750%, 01/15/17	20,440	20,529
0.750%, 10/31/17	3,155	3,144
0.625%, 07/15/16	2,300	2,312
0.625%, 11/15/16	19,110	19,170
0.375%, 02/15/16	18,410	18,449
0.250%, 08/15/15	11,760	11,771
0.250%, 12/15/15	19,580	19,594
0.250%, 05/15/16	18,590	18,591

Total U.S. Treasury Obligations (Cost $131,021)		131,411

	Number of Shares
MONEY MARKET FUND — 0.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	2,159,761	2,160

Total Money Market Fund (Cost $2,160)		2,160

TOTAL INVESTMENTS — 99.8% (Cost $311,017)*		312,267

Other Assets & Liabilities – 0.2%		620

TOTAL NET ASSETS — 100.0%		$312,887

*	Aggregate cost for Federal income tax purposes is (000) $311,021.

Gross unrealized appreciation (000)	$1,370
Gross unrealized depreciation (000)	(124)

Net unrealized appreciation (000)	$1,246

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Stepped Coupon Bond — the rate shown is the rate in effect on November 30, 2014.
(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $4,665 (000) and represents 1.5% of net assets as of November 30, 2014.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Securities	$–	$58,506	$–	$58,506

Collateralized Mortgage Obligations	–	12,721	–	12,721

Commercial Mortgage-Backed Security	–	1,515	–	1,515

Corporate Bonds	–	90,150	–	90,150

Money Market Fund	2,160	–	–	2,160

U.S. Government Agency Mortgage- Backed Obligations	–	15,804	–	15,804

U.S. Treasury Obligations	–	131,411	–	131,411

Total Assets - Investments in Securities	$2,160	$310,107	$–	$312,267

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 3.1%
Automotive — 0.4%
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	$720	$721
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	25	25
Volkswagen Auto Lease Trust,
Series 2013-A, Cl A3
0.840%, 07/20/16	25	25

		771

Credit Cards — 1.6%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	1,215	1,218
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A
1.480%, 07/15/20	1,080	1,087
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	865	864

		3,169

Equipment — 0.4%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	915	917

Utilities — 0.7%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	1,175	1,324

Total Asset-Backed Securities (Cost $6,030)		6,181

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
CD Commercial Mortgage Trust,
Series 2007-CD4, Cl ASB
5.278%, 12/11/49	700	708
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	1,746	1,788
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Cl A31
5.439%, 02/12/44	82	82
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	132	132

Total Commercial Mortgage-Backed Securities (Cost $2,602)		2,710

CORPORATE BONDS — 38.0%
Aerospace — 0.8%
Erickson
8.250%, 05/01/20#	380	357
Spirit AeroSystems
6.750%, 12/15/20	640	678

	Par (000)	Value (000)

United Technologies
4.500%, 06/01/42	$605	$656

		1,691

Automotive — 0.8%
BorgWarner
4.625%, 09/15/20	625	691
Lear
8.125%, 03/15/20	125	131
5.375%, 03/15/24	475	481
Titan International
6.875%, 10/01/20	275	253

		1,556

Cable — 2.8%
21st Century Fox America
8.450%, 08/01/34	1,000	1,470
AMC Networks
7.750%, 07/15/21	513	558
Belo
7.750%, 06/01/27	590	649
Comcast
4.250%, 01/15/33	500	520
DIRECTV Holdings LLC
4.600%, 02/15/21	405	440
4.450%, 04/01/24	395	416
Sinclair Television Group
6.375%, 11/01/21	260	268
Time Warner Entertainment LP
8.375%, 03/15/23	350	475
Viacom
3.250%, 03/15/23	830	812

		5,608

Consumer Discretionary — 0.2%
Hasbro
6.300%, 09/15/17	460	514

Consumer Services — 2.2%
Avon Products
5.000%, 03/15/23#	670	616
Cedar Fair LP
5.250%, 03/15/21	375	377
Felcor Lodging LP
5.625%, 03/01/23	400	399
H&E Equipment Services
7.000%, 09/01/22	175	186
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	775	791
Royal Caribbean Cruises
7.500%, 10/15/27	327	377
Sotheby’s
5.250%, 10/01/22 144A	272	261
Speedway Motorsports
6.750%, 02/01/19	623	648
Vail Resorts
6.500%, 05/01/19	153	160
Wynn Las Vegas LLC
7.875%, 05/01/20	509	538

		4,353

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — 7.5%
Boardwalk Pipelines LP
3.375%, 02/01/23	$925	$863
BP Capital Markets PLC
3.245%, 05/06/22	250	250
Burlington Resources
8.200%, 03/15/25	150	203
Burlington Resources Finance
7.200%, 08/15/31	375	517
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	625	647
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	600	625
Continental Resources
5.000%, 09/15/22	1,000	1,030
Denbury Resources
5.500%, 05/01/22	515	483
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	670	769
EQT
4.875%, 11/15/21	915	994
Global Marine
7.000%, 06/01/28	500	518
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	715	834
McDermott International
8.000%, 05/01/21 144A	460	391
Nexen Energy ULC
5.875%, 03/10/35	410	480
ONEOK Partners LP
6.125%, 02/01/41	385	434
Peabody Energy
6.500%, 09/15/20#	836	784
Petrobras Global Finance BV
6.250%, 03/17/24	400	410
3.000%, 01/15/19	600	570
Petrobras International Finance
5.375%, 01/27/21	10	10
Petroleos Mexicanos
6.000%, 03/05/20	425	483
4.250%, 01/15/25 144A	165	167
Range Resources
6.750%, 08/01/20	401	422
Rowan
4.875%, 06/01/22	635	649
4.750%, 01/15/24	425	421
Samson Investment
9.750%, 02/15/20	450	260
Tesoro
5.375%, 10/01/22	655	680
Whiting Petroleum
6.500%, 10/01/18	495	509
Williams
4.550%, 06/24/24	545	540

		14,943

Financials — 6.4%
American Express Credit (GMTN)
2.250%, 08/15/19	635	640
Bank of America
6.250%, 09/29/49 (A)	460	457

	Par (000)	Value (000)

Bank of America (MTN)
5.625%, 07/01/20	$950	$1,090
4.200%, 08/26/24	295	302
4.000%, 04/01/24	175	183
BBVA Bancomer SA
4.375%, 04/10/24 144A	650	663
Citigroup
6.125%, 11/21/17	325	366
5.500%, 09/13/25	560	627
Goldman Sachs Group (GMTN)
5.375%, 03/15/20	445	502
HSBC Bank USA NA
4.875%, 08/24/20	675	751
HSBC Holdings PLC
5.250%, 03/14/44	500	555
International Lease Finance
4.875%, 04/01/15	60	61
JPMorgan Chase
7.900%, 04/29/49 (A)	615	668
4.625%, 05/10/21	540	597
3.375%, 05/01/23	740	730
Morgan Stanley
4.875%, 11/01/22	560	605
4.750%, 03/22/17	780	838
Royal Bank of Canada
1.200%, 09/19/18	1,000	999
Royal Bank of Scotland Group PLC
5.125%, 05/28/24	650	664
Wells Fargo
7.980%, 03/29/49 (A)	125	138
5.900%, 12/29/49 (A)	675	694
Wells Fargo (MTN)
3.300%, 09/09/24	630	637

		12,767

Food, Beverage & Tobacco — 0.4%
HJ Heinz
4.250%, 10/15/20	150	152
Sysco
4.350%, 10/02/34	555	586

		738

Healthcare — 1.1%
DaVita HealthCare Partners
5.750%, 08/15/22	485	512
Endo Finance LLC & Endo Finco
7.000%, 07/15/19 144A	601	630
Johnson & Johnson
5.950%, 08/15/37	536	722
Select Medical
6.375%, 06/01/21	340	347

		2,211

Industrials — 3.8%
Allegion US Holding
5.750%, 10/01/21	275	289
Avnet
4.875%, 12/01/22	580	619
Ball
6.750%, 09/15/20	230	240
4.000%, 11/15/23	375	360

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — continued
Bombardier
7.750%, 03/15/20 144A	$450	$495
CNH Industrial Capital LLC
6.250%, 11/01/16	835	880
CRH America
4.125%, 01/15/16	805	833
General Electric
4.125%, 10/09/42	470	483
Harsco
5.750%, 05/15/18	350	371
Huntington Ingalls Industries
6.875%, 03/15/18	640	672
5.000%, 12/15/21 144A	100	102
Interface
7.625%, 12/01/18	609	632
KLX
5.875%, 12/01/22 144A	250	254
Owens-Brockway Glass Container
7.375%, 05/15/16	495	530
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	658	755

		7,526

Insurance — 1.3%
Aon
3.500%, 09/30/15	530	543
MetLife
6.400%, 12/15/66	460	512
Reinsurance Group of America
6.450%, 11/15/19	595	695
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	625	670
TIAA Asset Management Finance LLC
2.950%, 11/01/19 144A	175	176

		2,596

Materials — 2.1%
Allegheny Technologies
6.125%, 08/15/23	475	475
APERAM
7.750%, 04/01/18 144A	480	496
ArcelorMittal
7.500%, 10/15/39	525	543
6.750%, 02/25/22	190	206
Cascades
7.875%, 01/15/20	331	345
Freeport-McMoRan
3.550%, 03/01/22	935	913
Fresnillo PLC
5.500%, 11/13/23 144A	575	594
PolyOne
7.375%, 09/15/20	590	628

		4,200

Real Estate Investment Trusts — 1.5%
American Campus Communities Operating
Partnership LP
4.125%, 07/01/24	875	889

	Par (000)	Value (000)

Digital Realty Trust LP
5.875%, 02/01/20#	$935	$1,055
Realty Income
3.250%, 10/15/22	1,015	1,007

		2,951

Retail — 1.9%
eBay
2.875%, 08/01/21	450	445
Hanesbrands
6.375%, 12/15/20	690	734
L Brands
8.500%, 06/15/19	434	514
7.000%, 05/01/20	10	11
Levi Strauss
7.625%, 05/15/20	300	318
Sally Holdings LLC
6.875%, 11/15/19	600	639
Wal-Mart Stores
5.625%, 04/01/40	325	409
5.250%, 09/01/35	540	644

		3,714

Technology — 2.1%
Apple
3.850%, 05/04/43	1,035	1,010
Hewlett-Packard
4.375%, 09/15/21	695	735
KLA-Tencor
6.900%, 05/01/18	175	203
4.125%, 11/01/21	995	1,012
Oracle
4.300%, 07/08/34	630	659
Xilinx
3.000%, 03/15/21	515	518

		4,137

Telecommunications — 1.5%
AT&T
6.300%, 01/15/38	365	443
DigitalGlobe
5.250%, 02/01/21 144A	145	139
GTE
6.940%, 04/15/28	1,135	1,421
SBA Telecommunications
5.750%, 07/15/20	425	438
Telefonica Emisiones SA Unipersonal
5.134%, 04/27/20	550	615

		3,056

Transportation — 0.8%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	620	647
ERAC USA Finance LLC
5.625%, 03/15/42 144A	500	579
Jurassic Holdings III
6.875%, 02/15/21 144A	320	315

		1,541

Utilities — 0.8%
Calpine
7.875%, 01/15/23 144A	453	502

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — continued
DPL
6.500%, 10/15/16	$129	$137
Exelon Generation LLC
4.000%, 10/01/20	935	985

		1,624

Total Corporate Bonds (Cost $73,504)		75,726

MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	505	603

Total Municipal Bond (Cost $533)		603

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 24.2%
Federal Home Loan Mortgage Corporation — 2.1%
8.000%, 10/01/29	2	2
8.000%, 09/01/30	–	–
7.500%, 03/01/27	1	2
7.500%, 09/01/30	1	1
7.000%, 11/01/30	–	–
6.000%, 12/01/35	625	715
5.500%, 09/01/37	72	81
5.500%, 01/01/38	2	3
4.500%, 03/01/40	561	615
4.500%, 06/01/41	1,094	1,189
3.500%, 06/01/42	1,003	1,046
2.280%, 03/01/36 (A)	403	431

		4,085

Federal National Mortgage Association — 19.6%
8.000%, 08/01/27	17	19
8.000%, 09/01/27	3	3
7.500%, 08/01/26	2	2
7.500%, 10/01/27	10	11
7.500%, 04/01/31	3	4
7.500%, 08/01/31	5	5
7.000%, 04/01/27	3	3
7.000%, 11/01/27	7	8
7.000%, 04/01/29	2	2
7.000%, 08/01/32	1	1
5.500%, 05/01/33	3	4
5.500%, 12/01/33	13	15
5.500%, 04/01/34	359	405
5.500%, 06/01/34	15	17
5.500%, 03/01/36	11	13
5.500%, 07/01/37	17	19
5.500%, 05/01/38	28	32
5.000%, 07/01/33	25	28
5.000%, 08/01/37	383	425
5.000%, 03/01/40	479	533
5.000%, 07/01/40	63	70
5.000%, 08/01/40	690	766
4.500%, 02/01/39	505	550
4.500%, 06/01/39	642	707
4.500%, 10/01/39	58	63
4.500%, 05/01/40	2,463	2,696
4.500%, 07/01/40	10	11

	Par (000)	Value (000)

4.500%, 11/01/40	$1,411	1,537
4.500%, 02/01/41	195	212
4.500%, 08/01/41	25	27
4.000%, 10/01/25	572	612
4.000%, 11/01/40	1,530	1,636
4.000%, 01/01/41	80	87
4.000%, 02/01/41	1,788	1,912
4.000%, 11/01/41	27	29
4.000%, 12/01/41	61	65
4.000%, 01/01/42	68	73
4.000%, 02/01/42	1,970	2,106
4.000%, 07/01/42	1,864	1,992
3.500%, 02/01/26	283	300
3.500%, 09/01/26	31	33
3.500%, 11/01/26	407	432
3.500%, 01/01/28	2,163	2,295
3.500%, 03/01/41	2,152	2,247
3.500%, 01/01/42	42	44
3.500%, 06/01/42	1,599	1,670
3.500%, 08/01/42	1,259	1,315
3.500%, 09/01/42	49	51
3.500%, 10/01/42	1,653	1,725
3.500%, 11/01/42	2,039	2,130
3.000%, 06/01/27	1,053	1,099
3.000%, 10/01/27	913	953
3.000%, 11/01/42	2,408	2,436
3.000%, 04/01/43	3,071	3,108
2.500%, 11/01/27	2,586	2,646

		39,184

Government National Mortgage Association — 2.5%
10.000%, 05/15/19	1	1
9.500%, 03/15/20	–	–
9.000%, 05/15/16	–	–
9.000%, 11/15/16	1	1
9.000%, 11/15/19	2	2
9.000%, 05/15/21	–	–
9.000%, 06/15/21	20	21
9.000%, 08/15/21	6	6
9.000%, 09/15/21	12	12
8.500%, 08/15/27	14	14
8.000%, 09/15/27	6	6
7.500%, 08/15/29	–	–
7.500%, 10/15/29	22	24
7.500%, 12/15/29	2	2
7.000%, 02/15/17	13	13
7.000%, 05/20/24	2	2
7.000%, 04/15/26	1	1
7.000%, 01/15/27	2	3
7.000%, 09/15/27	2	2
7.000%, 10/15/27	23	24
7.000%, 12/15/27	2	2
7.000%, 04/15/28	–	1
7.000%, 04/15/29	2	2
6.000%, 04/15/29	3	4
4.500%, 08/15/39	912	999
4.500%, 06/15/41	26	29
4.000%, 09/15/41	1,802	1,935
3.500%, 07/15/42	1,776	1,867

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a ge  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Government National Mortgage Association —
3.500%, 12/20/42	$ 40	$42

		5,015

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $47,488)		48,284

U.S. TREASURY OBLIGATIONS — 29.4%
U.S. Treasury Bonds — 5.3%
4.500%, 02/15/36	2,490	3,238
3.750%, 08/15/41	3,440	4,042
3.125%, 08/15/44	3,265	3,411

		10,691

U.S. Treasury Notes — 24.1%
3.000%, 09/30/16	2,090	2,188
2.250%, 01/31/15	9,690	9,725
1.625%, 08/15/22	515	502
1.250%, 08/31/15	1,835	1,851
1.250%, 10/31/15	1,585	1,601
0.375%, 03/15/15	6,100	6,105
0.375%, 01/15/16	5,120	5,130
0.250%, 01/31/15	6,095	6,097
0.250%, 05/15/15	14,805	14,814

		48,013

Total U.S. Treasury Obligations (Cost $58,338)		58,704

	Number of Shares
COMMON STOCK — 0.1%
Consumer Discretionary — 0.1%
Houghton Mifflin Harcourt*	14,758	284

Total Common Stock (Cost $166)		284

MONEY MARKET FUND — 3.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	6,964,639	6,965

Total Money Market Fund (Cost $6,965)		6,965

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.0% (Cost $195,626)		199,457

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.4%
Money Market Fund — 1.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	2,859,766	$2,860

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $2,860)‡		2,860

TOTAL INVESTMENTS — 101.4% (Cost $198,486)**		202,317

Other Assets & Liabilities – (1.4)%		(2,752)

TOTAL NET ASSETS — 100.0%		$199,565

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 198,557.

Gross unrealized appreciation (000)	$4,717
Gross unrealized depreciation (000)	(957)

Net unrealized appreciation (000)	$3,760

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,762 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,225 (000) and represents 3.6% of net assets as of November 30, 2014.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$6,181	$–	$6,181

Commercial Mortgage-Backed Securities	–	2,710	–	2,710

Common Stock	284	–	–	284

Corporate Bonds	–	75,726	–	75,726

Money Market Fund	6,965	–	–	6,965

Municipal Bond	–	603	–	603

Short-Term Investment Purchased with Collateral From Securities Loaned	2,860	–	–	2,860

U.S. Government Agency Mortgage-Backed Obligations	–	48,284	–	48,284

U.S. Treasury Obligations	–	58,704	–	58,704

Total Assets - Investments in Securities	$10,109	$192,208	$–	$202,317

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2014, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$2,860	$–	$2,860

Total Liabilities - Collateral Received for Loaned Securities	$–	$2,860	$–	$2,860

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4   ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 18.8%
Automotive — 10.8%
Bank of America Auto Trust,
Series 2012-1, Cl A4
1.030%, 12/15/16	$7,625	$7,646
BMW Vehicle Owner Trust,
Series 2013-A, Cl A2
0.410%, 02/25/16	1,198	1,198
Ford Credit Auto Lease Trust,
Series 2013-A, Cl A3
0.600%, 03/15/16	3,554	3,556
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	3,240	3,245
Honda Auto Receivables Owner Trust,
Series 2013-2, Cl A3
0.530%, 02/16/17	6,660	6,662
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A4
1.630%, 03/15/17	2,818	2,828
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	7,060	7,068
Nissan Auto Lease Trust,
Series 2014-B, Cl A2A
0.730%, 04/17/17	5,685	5,690
Toyota Auto Receivables Owner Trust,
Series 2013-A, Cl A2
0.370%, 09/15/15	37	37
Toyota Auto Receivables Owner Trust,
Series 2013-B Cl A3
0.890%, 07/17/17	2,145	2,150
USAA Auto Owner Trust,
Series 2012-1, Cl A4
0.570%, 08/15/17	3,415	3,415
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	3,253	3,256

		46,751

Credit Cards — 6.6%
American Express Credit Account Master Trust,
Series 2012-2, Cl A
0.680%, 03/15/18	7,050	7,059
Capital One Multi-Asset Execution Trust,
Series 2013-A1, Cl A1
0.630%, 11/15/18	3,860	3,856
Chase Issuance Trust,
Series 2013-A8, Cl A8
1.010%, 10/15/18	6,040	6,059
Citibank Credit Card Issuance Trust,
Series 2006-A3, Cl A3
5.300%, 03/15/18	5,405	5,731
Synchrony Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	6,200	6,205

		28,910

	Par (000)	Value (000)

Equipment — 1.4%
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	$6,269	$6,279

Total Asset-Backed Securities
(Cost $82,012)		81,940

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.6%
Banc of America Mortgage Trust,
Series 2003-A, Cl 1A1
2.622%, 02/25/33 (A)	7	7
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	379	392
Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17	278	290
Fannie Mae, Series 2003-120, Cl BY
4.000%, 12/25/18	2,220	2,311
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	2,638	2,765
Fannie Mae, Series 2003-24, Cl BC
5.000%, 04/25/18	359	377
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	1,972	2,066
Fannie Mae, Series 2004-33, Cl MW
4.500%, 01/25/30	232	233
Fannie Mae, Series 2008-18, Cl ND
4.000%, 05/25/20	1,046	1,084
Fannie Mae, Series 2008-51, Cl CD
4.500%, 11/25/22	1,104	1,122
Fannie Mae, Series 2011-6, Cl BA
2.750%, 06/25/20	3,743	3,860
Freddie Mac, Series 2677, Cl LE
4.500%, 09/15/18	2,145	2,262
Freddie Mac, Series 2748, Cl LG
4.500%, 02/15/19	1,651	1,735
Freddie Mac, Series 2892, Cl DB
4.500%, 11/15/19	3,562	3,762
Freddie Mac, Series 2929, Cl BD
4.250%, 06/15/19	91	91
Freddie Mac, Series 3826, Cl MC
1.750%, 07/15/18	1,825	1,844

Total Collateralized Mortgage Obligations
(Cost $24,301)		24,201

CORPORATE BONDS — 26.5%
Automotive — 0.2%
Daimler Finance North America LLC
0.831%, 01/09/15 (A) 144A	850	850

Cable — 1.0%
DIRECTV Holdings LLC
3.500%, 03/01/16	2,100	2,167
Discovery Communications LLC
3.700%, 06/01/15	2,199	2,232

		4,399

Consumer Discretionary — 0.5%
Carnival
1.200%, 02/05/16	2,170	2,171

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — 1.9%
BP Capital Markets PLC
3.875%, 03/10/15	$3,160	$3,190
Devon Energy
0.684%, 12/15/15 (A)	1,625	1,629
Enterprise Products Operating LLC
3.700%, 06/01/15	1,275	1,294
Kinder Morgan Energy Partners LP
5.625%, 02/15/15	2,150	2,170

		8,283

Financials — 16.5%
American Express Credit (MTN)
1.750%, 06/12/15	2,500	2,517
Australia & New Zealand Banking Group
0.432%, 05/07/15 (A) 144A	3,000	3,003
Bank of America
3.750%, 07/12/16	4,150	4,325
Bank of Nova Scotia
1.375%, 07/15/16	4,300	4,340
Barclays Bank PLC
2.750%, 02/23/15	3,300	3,316
BB&T
5.200%, 12/23/15	2,200	2,300
Capital One Financial
2.150%, 03/23/15	3,750	3,768
Citigroup
3.953%, 06/15/16	4,100	4,277
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.125%, 10/13/15	5,000	5,073
Credit Suisse USA
5.125%, 08/15/15	2,100	2,168
General Electric Capital
1.625%, 07/02/15	5,000	5,039
Goldman Sachs Group
3.625%, 02/07/16	3,200	3,300
HSBC USA
2.375%, 02/13/15	4,425	4,443
JPMorgan Chase
5.150%, 10/01/15	4,000	4,142
Morgan Stanley
1.750%, 02/25/16	3,100	3,132
Royal Bank of Canada
1.125%, 07/22/16	4,300	4,333
Toronto-Dominion Bank (GMTN)
2.500%, 07/14/16	3,700	3,807
Wells Fargo
1.250%, 07/20/16	4,300	4,332
Westpac Banking (GMTN)
0.950%, 01/12/16	4,300	4,321

		71,936

Food, Beverage & Tobacco — 1.6%
Anheuser-Busch InBev Worldwide
4.125%, 01/15/15	2,250	2,260
Kroger
3.900%, 10/01/15	2,115	2,168
Nabisco
7.550%, 06/15/15	2,500	2,593

		7,021

	Par (000)	Value (000)

Healthcare — 0.6%
Teva Pharmaceutical Finance II BV
3.000%, 06/15/15	$2,430	$2,462

Insurance — 0.7%
Prudential Financial (MTN)
3.875%, 01/14/15	3,125	3,138

Materials — 0.3%
Rio Tinto Finance USA PLC
2.500%, 05/20/16	350	358
1.375%, 06/17/16	760	765

		1,123

Retail — 0.6%
Walgreen
1.000%, 03/13/15	2,500	2,504

Technology — 0.6%
Hewlett-Packard
2.350%, 03/15/15	2,500	2,511

Telecommunications — 1.4%
AT&T
2.400%, 08/15/16	2,500	2,560
Verizon Communications
0.700%, 11/02/15	3,750	3,752

		6,312

Utilities — 0.6%
NextEra Energy Capital Holdings
1.200%, 06/01/15	1,150	1,153
7.875%, 12/15/15	1,350	1,449

		2,602

Total Corporate Bonds
(Cost $115,271)		115,312

U.S. TREASURY OBLIGATIONS — 46.1%
U.S. Treasury Notes — 46.1%
0.375%, 02/15/16	20,760	20,804
0.375%, 03/15/16	25,405	25,456
0.250%, 05/15/15	22,025	22,039
0.250%, 07/15/15	25,075	25,092
0.250%, 08/15/15	34,980	35,013
0.250%, 10/15/15	29,095	29,127
0.250%, 12/15/15	26,595	26,614
0.250%, 05/15/16	16,280	16,281

Total U.S. Treasury Obligations
(Cost $200,320)		200,426

See Notes to Financial Statements.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4   ( U n a u d i t e d )

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	12,205,817	$12,206

Total Money Market Fund (Cost $12,206)		12,206

TOTAL INVESTMENTS — 99.8% (Cost $434,110)*		434,085

Other Assets & Liabilities – 0.2%		972

TOTAL NET ASSETS — 100.0%		$435,057

*	Aggregate cost for Federal income tax purposes is (000) $434,110.

Gross unrealized appreciation (000)	$262
Gross unrealized depreciation (000)	(287)

Net unrealized depreciation (000)	$(25)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,853 (000) and represents 0.9% of net assets as of November 30, 2014.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$81,940	$–	$81,940
Collateralized Mortgage Obligations	–	24,201	–	24,201
Corporate Bonds	–	115,312	–	115,312
Money Market Fund	12,206	–	–	12,206
U.S. Treasury Obligations	–	200,426	–	200,426

Total Assets - Investments in Securities	$12,206	$421,879	$–	$434,085

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.6%
Alaska — 1.4%
Municipality of Anchorage, Electric Utility (RB)
Series A
4.000%, 12/01/20	$1,000	$1,126

Arizona — 2.6%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	1,000	1,064
5.000%, 07/01/17	1,000	1,096

		2,160

California — 6.1%
California Public Works Board, Various Capital
Project (RB) Series A
5.000%, 04/01/23	1,000	1,188
California State Department of Water Resources,
Power Supply (RB)
5.000%, 05/01/20	1,405	1,597
Golden State Tobacco Securitization (RB) Series A
5.000%, 06/01/18	2,000	2,288

		5,073

Florida — 6.7%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/21	1,400	1,647
Florida State Department of
Transportation (RB)
5.000%, 07/01/18	1,850	2,068
University of North Florida Financing
Corporation, Housing Project
(RB) (NATL-RE)
5.000%, 11/01/18	1,720	1,912

		5,627

Georgia — 2.2%
Atlanta Department of Aviation (RB) Series A
5.000%, 01/01/24	1,500	1,792

Illinois — 9.1%
Chicago (RB) Series A
5.000%, 01/01/25	1,515	1,662
Chicago Midway Airport (RB) Series B
5.000%, 01/01/23	2,500	2,962
Illinois State (GO)
5.500%, 07/01/26	1,125	1,281
5.250%, 07/01/28	1,535	1,705

		7,610

Indiana — 5.9%
Ball State University, Housing and
Dining System (RB)
5.000%, 07/01/26	1,250	1,439
Ball State University, Student Fee (RB) Series P
5.000%, 07/01/26	1,000	1,154
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series A
5.000%, 08/15/25	2,000	2,316

		4,909

	Par (000)	Value (000)

Kansas — 1.6%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	$1,190	$1,324

Louisiana — 3.7%
Louisiana Public Facilities Authority, Ochsner
Clinic Foundation Project (RB)
5.250%, 05/15/23	2,655	3,119

Massachusetts — 9.2%
Commonwealth of Massachusetts (GO) Series B
(AGM)
5.250%, 08/01/28	1,000	1,271
Massachusetts Development Finance Agency,
Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,184
Massachusetts Housing Finance Agency (RB)
Series 171
4.000%, 12/01/44	1,800	1,979
Massachusetts Water Resources Authority (RB)
Series B (AGM)
5.250%, 08/01/23	1,125	1,409
Massachusetts Water Resources Authority (RB)
Series J (AGM)
5.500%, 08/01/21	1,455	1,801

		7,644

Michigan — 4.1%
Michigan Finance Authority, Unemployment
Obligation Assessment (RB)
5.000%, 07/01/20	2,000	2,332
Michigan State Hospital Finance Authority,
Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,106

		3,438

Mississippi — 1.0%
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB) Series K
(VRDN)
0.010%, 12/01/14	800	800

Missouri — 3.8%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/26	1,705	1,915
5.000%, 06/01/27	1,145	1,278

		3,193

Nevada—4.1%
Clark County, Park and Regional Justice Center
(GO) Series B (AMBAC)
5.000%, 11/01/24	1,100	1,146
Nevada State (GO) Series D
5.000%, 06/01/18	2,000	2,279

		3,425

New York—8.0%
Monroe County (GO)
5.000%, 06/01/16	3,000	3,193

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
New York — continued
New York Local Government Assistance
Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	$3,000	$3,471

		6,664

North Carolina — 6.2%
Charlotte-Mecklenburg Hospital Authority,
Carolinas HealthCare System (RB) Series B
(SBPA - JPMorgan Chase Bank) (VRDN)
0.040%, 12/01/14	1,600	1,600
North Carolina Eastern Municipal Power Agency
(RB) Series A
5.000%, 01/01/23	2,000	2,334
North Carolina Medical Care Commission,
Mission Health Combined Group (RB)
5.000%, 10/01/22	1,120	1,245

		5,179

Ohio — 2.9%
Ohio State Higher Education (GO) Series C
5.000%, 08/01/20	1,000	1,191
Ohio State University (RB) Series D
5.000%, 12/01/29	1,000	1,262

		2,453

Pennsylvania — 8.3%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,127
Allegheny County Hospital Development
Authority, University of Pittsburgh Medical
Center Project (RB) Series A
5.000%, 09/01/18	1,000	1,144
Monroeville Finance Authority (RB)
5.000%, 02/15/26	775	932
5.000%, 02/15/27	1,275	1,531
Philadelphia School District (GO)
Series B (AGM)
5.000%, 06/01/17	1,015	1,118
Pittsburgh (GO) Series C (AGM)
5.250%, 09/01/16	1,000	1,085

		6,937

Texas — 9.7%
Brownsville Utilities System (RB) Series A
5.000%, 09/01/25	2,220	2,610
Dallas-Fort Worth International Airport (RB)
Series G
5.000%, 11/01/26	1,125	1,307
Harris County Health Facilities Development
Corporation, Texas Children’s Health (RB)
Series 2 (SBPA - Wells Fargo Bank) (VRDN)
0.020%, 12/01/14	3,000	3,000
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,159

		8,076

	Par (000)	Value (000)

Guam — 2.0%
Guam (RB) Series A
5.000%, 01/01/25	$1,500	$1,708

Total Municipal Bonds
(Cost $78,395)		82,257

TOTAL INVESTMENTS — 98.6%
(Cost $78,395)*		82,257

Other Assets & Liabilities – 1.4%		1,136

TOTAL NET ASSETS — 100.0%		$83,393

* Aggregate cost for Federal income tax purposes is (000) $78,395.

Gross unrealized appreciation (000)	$3,942
Gross unrealized depreciation (000)	(80)

Net unrealized appreciation (000)	$3,862

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Bonds	$–	$82,257	$–	$82,257

Total Assets - Investments in Securities	$–	$82,257	$–	$82,257

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  M a r y l a n d  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)

MUNICIPAL BONDS — 97.2%
District of Columbia — 2.2%
Washington Metropolitan Area Transit Authority
(RB) Series A
5.250%, 07/01/24	$1,000	$1,167

Maryland — 88.5%
Annapolis (GO)
5.000%, 08/01/23	1,000	1,190
Baltimore, Wastewater Projects (RB) Series A (NATL-RE)
5.000%, 07/01/22	1,000	1,124
Charles County Consolidated Public Improvement (GO)
5.000%, 03/01/18	1,000	1,136
5.000%, 07/15/19	1,335	1,567
Frederick County, Urbana Community Development Authority (STRB) Series A
5.000%, 07/01/24	3,020	3,349
Howard County (GO) Series B
5.000%, 08/15/22	2,000	2,412
Maryland Community Development Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	20	20
5.125%, 06/01/17	30	30
Maryland Department of Transportation (RB)
5.000%, 02/15/21	2,500	2,827
Maryland Department of Transportation (RB) Second Issue
5.000%, 09/01/22	2,000	2,282
Maryland Economic Development Corporation, Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,774
Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center (RB)
5.000%, 07/01/36	975	1,016
Maryland Health & Higher Educational Facilities Authority, College of Notre Dame (RB) (ETM) (NATL-RE)
5.300%, 10/01/18	460	507
Maryland Health & Higher Educational Facilities Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,338
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System (RB)
5.000%, 07/01/27	2,200	2,571
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System (RB) Series A
5.000%, 05/15/26	1,500	1,731
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	1,000	1,104
Maryland Health & Higher Educational Facilities Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	3,000	3,437
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Issue (RB) Series 2006
5.000%, 07/01/17	1,550	1,651
Maryland Stadium Authority (RB)
5.000%, 06/15/21	1,280	1,511

	Par (000)	Value (000)

Maryland Transportation Authority (RB)
5.250%, 03/01/19	$2,235	$2,620
Maryland Transportation Authority, Transportation Facilities Project (RB)
5.000%, 07/01/19	1,500	1,711
Maryland Water Quality Financing Administration (RB) Series A
5.000%, 03/01/24	1,175	1,325
Montgomery County Revenue Authority, Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,124
5.000%, 04/01/21	1,075	1,269
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	1,004
5.000%, 07/15/23	1,550	1,730
Prince George’s County Industrial Development Authority, Upper Marlboro Justice Center Project (RB) Series A (NATL-RE)
5.000%, 06/30/19	710	712
Washington Suburban Sanitation Commission (GO)
5.000%, 06/01/19	680	696
Worcester County Consolidated Public Improvement (GO)
5.000%, 03/01/22	2,000	2,413

		47,181

Guam — 5.3%
Guam (RB) Series A
5.000%, 01/01/27	2,500	2,815

Puerto Rico — 1.2%
Puerto Rico Public Finance Corporation (RB) Series E (ETM) (AGM)
6.000%, 08/01/26	510	663
Total Municipal Bonds
(Cost $49,158)		51,826
TOTAL INVESTMENTS — 97.2%
(Cost $49,158)*		51,826
Other Assets & Liabilities – 2.8%		1,476
TOTAL NET ASSETS — 100.0%		$53,302

*   Aggregate cost for Federal income tax purposes is (000) $49,153.

Gross unrealized appreciation (000)	$2,709
Gross unrealized depreciation (000)	(36)

Net unrealized appreciation (000)	$2,673

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Municipal Bonds	$ –	$ 51,826	$ –	$ 51,826

Total Assets - Investments in Securities	$ –	$ 51,826	$ –	$ 51,826
There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  O h i o   I n t e r m e d i a t e   Ta x   E x e m p t   B o n d   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4   ( U n a u d i t e d )

	Par	Value
	(000)	(000)
MUNICIPAL BONDS — 97.8%
Ohio — 93.1%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B
5.000%, 09/01/21	$2,680	$3,087
American Municipal Power, AMP Fremont Energy Center Project (RB)
5.000%, 02/15/25	2,500	2,865
American Municipal Power, Hydroelectric Projects (RB) Series C
5.000%, 02/15/22	2,000	2,251
Cleveland Department of Public Utilities Division of Water (RB) Series N (NATL-RE)
5.000%, 01/01/18	1,990	2,088
Columbus (GO) Series A
5.000%, 07/01/27	2,000	2,323
Cuyahoga County (GO)
5.650%, 05/15/18	495	529
Cuyahoga County (GO) Series A
5.000%, 12/01/20	2,205	2,584
Franklin County Hospital Facilities, OhioHealth Corporation (RB)
5.000%, 05/15/28	1,150	1,330
Franklin County, Partially Prerefunded 12/01/15 @ 100 (GO)
5.000%, 12/01/16	950	997
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,142
Hamilton County Hospital Facilities (RB)
5.000%, 02/01/28	830	944
5.000%, 02/01/29	850	961
Hamilton County Sewer System (RB) Series B (NATL-RE)
5.000%, 12/01/17	1,325	1,388
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	240	250
Lucas County, ProMedica Healthcare Obligated Group (RB) Series D
5.000%, 11/15/21	2,005	2,391
Ohio Housing Finance Agency (RB) Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	2,095	2,414
Ohio State Higher Educational Facility Commission (GO)
5.000%, 08/01/19	1,800	2,117
Ohio State Highway Capital Improvements (GO) Series Q
5.000%, 05/01/21	2,000	2,405
5.000%, 05/01/23	1,000	1,204
Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series B
5.000%, 01/01/23	2,000	2,285
Ohio State Public Facilities Commission (GO)
5.000%, 02/01/24	1,310	1,610
Ohio State Turnpike Commission (RB) Series A
5.000%, 02/15/18	1,000	1,130
5.000%, 02/15/19	1,000	1,153
Ohio State University (RB) Series A
5.000%, 12/01/29	1,100	1,324
Ohio State University (RB) Series D
5.000%, 12/01/25	1,935	2,397

	Par	Value
	(000)	(000)

Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	$85	$108
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,253
5.000%, 12/01/20	2,015	2,410
Ohio State Water Development Authority, Water Pollution Control Project (RB)
5.000%, 06/01/23	1,265	1,549
Ohio State Water Development Authority, Water Pollution Control Project (RB) Series A
5.000%, 06/01/20	1,505	1,768
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	1,470	1,545

		52,802

Guam — 4.7%
Guam (RB) Series A
5.000%, 01/01/26	2,350	2,661

Total Municipal Bonds
(Cost $52,262)		55,463

TOTAL INVESTMENTS — 97.8%
(Cost $52,262)*		55,463

Other Assets & Liabilities – 2.2%		1,265

TOTAL NET ASSETS — 100.0%		$56,728

* Aggregate cost for Federal income tax purposes is (000) $52,262.

Gross unrealized appreciation (000)	$3,251
Gross unrealized depreciation (000)	(50)

Net unrealized appreciation (000)	$3,201

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)
Assets:
Municipal Bonds	$ –	$ 55,463	$ –	$ 55,463

Total Assets - Investments in Securities	$ –	$ 55,463	$ –	$ 55,463

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 14   ( U n a u d i t e d )

	Par	Value
	(000)	(000)

MUNICIPAL BONDS — 98.9%
Alaska — 1.3%
Municipality of Anchorage, Electric Utility (RB) Series A
5.000%, 12/01/22	$1,550	$1,861

Arizona — 3.3%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,949
Arizona Transportation Board, Maricopa County Regional Area (RB)
5.000%, 07/01/19	2,250	2,631

		4,580

California — 4.9%
California Public Works Board, Various Capital Projects (RB) Series A
5.000%, 04/01/18	1,000	1,132
5.000%, 04/01/20	1,000	1,172
California State (GO)
5.000%, 11/01/18	2,000	2,310
California State, Economic Recovery (GO) Series A
5.000%, 07/01/19	1,825	2,149

		6,763

District of Columbia — 1.4%
District of Columbia, The Catholic University of America (RB)
5.000%, 10/01/16	1,760	1,901

Florida — 5.8%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	1,947
5.000%, 06/01/19	1,000	1,154
5.000%, 06/01/21	1,500	1,765
Palm Beach County Health Facilities Authority (RB)
4.000%, 12/01/19	1,000	1,098
Tampa Bay Regional Water (RB) Series B
5.000%, 10/01/18	1,875	2,157

		8,121

Illinois — 13.5%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/22	1,000	1,175
Illinois (GO)
5.000%, 07/01/22	750	840
Illinois (GO) Series A
4.000%, 01/01/17	860	909
4.000%, 01/01/21	2,000	2,124
Illinois (RB)
5.000%, 06/15/17	3,000	3,328
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,741
Illinois Finance Authority, The Art Institute of Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,140
Illinois State Toll Highway Authority (RB) Series B (AGM) (SBPA - Landesbank Hessen-Thuringen) (VRDN)
0.230%, 12/04/14	2,000	2,000

	Par	Value
	(000)	(000)

Illinois State, Employment Security (RB) Series A
5.000%, 12/15/16	$2,550	$2,785
Metropolitan Water Reclamation District of Greater Chicago (GO) Series B
5.000%, 12/01/18	1,430	1,655
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,111

		18,808

Indiana — 3.3%
Indiana Finance Authority, Beacon Health Systems Obligated Group (RB) Series SE
5.000%, 08/15/20	1,000	1,154
5.000%, 08/15/21	1,000	1,163
Indiana Finance Authority, State of Indiana Revolving Fund Program (RB) Series A
5.250%, 02/01/17	2,100	2,312

		4,629

Kansas — 0.8%
Kansas State Department of Transportation (RB)
Series B
5.000%, 09/01/19	1,000	1,177

Kentucky — 0.8%
Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project (BAN) Series A
5.000%, 07/01/17	1,000	1,100

Maryland — 1.3%
Maryland Economic Development Corporation, Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,774

Massachusetts — 3.6%
Massachusetts Development Finance Agency, Partners Health Care (RB) Series K-6
5.000%, 07/01/17	1,500	1,666
Massachusetts Housing Finance Agency (RB) Series 172
4.000%, 06/01/45	1,000	1,100
Massachusetts Housing Finance Agency (RB) Series C
0.950%, 12/01/15	2,205	2,214

		4,980

Michigan — 7.5%
Michigan Building Authority, Facilities Program (RB) Series 1-A
5.000%, 10/15/16	2,000	2,166
Michigan Finance Authority, Unemployment Obligation Assessment (RB)
5.000%, 07/01/20	1,000	1,166
5.000%, 07/01/23	2,090	2,118
Michigan Municipal Bond Authority, Clean Water Pooled Project (RB)
5.000%, 10/01/17	1,025	1,147

See Notes to Financial Statements.

	Par	Value
	(000)	(000)

MUNICIPAL BONDS — continued
Michigan — continued
Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group (RB) Series F-3 (VRDN)
1.400%, 06/29/18	$1,500	$1,519
Michigan State, Environmental Program (GO) Series A
5.000%, 05/01/17	1,000	1,104
Wayne County Airport Authority (RB) Series B
3.000%, 12/01/14	1,250	1,250

		10,470

Minnesota — 2.2%
Bemidji Minnesota Health Care, Prerefunded 09/01/16 @100 (RB)
5.000%, 09/01/16	1,050	1,134
Minnesota Public Facilities Authority (RB) Series C
5.000%, 03/01/17	1,745	1,920

		3,054

Mississippi — 1.1%
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series K (VRDN)
0.010%, 12/01/14	1,500	1,500

Missouri — 3.0%
Cape Girardeau County Industrial Development Authority, St. Francis Medical Center (RB) Series A
5.000%, 06/01/20	1,000	1,157
5.000%, 06/01/22	1,570	1,839
Missouri Highway & Transportation Commission (RB)
5.000%, 05/01/16	1,100	1,171

		4,167

Nevada — 2.2%
Clark County, Motor Vehicle Fuel Tax (RB) (AMBAC)
5.000%, 07/01/17	1,805	1,997
Henderson, Catholic Healthcare West (RB) Series B
5.000%, 07/01/15	500	514
Nevada, University System (GO) Series G (NATL-RE)
5.000%, 08/01/16	500	521

		3,032

New Jersey — 2.0%
Casino Reinvestment Development Authority (RB)
5.000%, 11/01/20	1,020	1,142
New Jersey Economic Development Authority (RB)
5.000%, 06/15/18	1,500	1,681

		2,823

	Par	Value
	(000)	(000)

New York — 4.5%
Long Island Power Authority (RB) Series A
5.000%, 04/01/19	$1,385	$1,582
New York City Transitional Finance Authority (RB) Sub-Series A-2
5.000%, 11/01/16	1,250	1,275
New York State Thruway Authority (RB) Series A
5.000%, 05/01/19	3,000	3,459

		6,316

North Carolina — 5.7%
Charlotte-Mecklenburg Hospital Authority, Carolinas HealthCare System (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.040%, 12/01/14	1,000	1,000
Forsyth (GO) Series B
5.000%, 04/01/16	1,350	1,435
5.000%, 04/01/19	1,000	1,166
North Carolina Eastern Municipal Power Agency (RB) Series A (AMBAC)
5.250%, 01/01/20	2,290	2,409
North Carolina Medical Care Commission, North Carolina Baptist Hospital (RB)
5.000%, 06/01/20	1,715	2,000

		8,010

Ohio — 1.6%
Franklin County, OhioHealth Corporation (RB) Series B (VRDN)
5.000%, 07/12/17	1,500	1,667
Hamilton County Hospital Facilities, UC Health (RB)
5.000%, 02/01/23	500	581

		2,248

Pennsylvania — 7.3%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,094
5.000%, 09/01/19	610	682
4.000%, 09/01/15	920	936
Commonwealth of Pennsylvania (GO) Third Series A
5.000%, 07/15/18	1,695	1,938
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,170
Pennsylvania Economic Development Financing Authority (RB) Series B
5.000%, 07/01/22	1,000	1,070
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health Systems (RB) Series A (AMBAC)
5.000%, 08/15/19	1,000	1,033
Pennsylvania Housing Finance Agency (RB) Series 105B
4.250%, 04/01/24	500	538
Pittsburgh Public Schools (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,763

		10,224

See Notes to Financial Statements.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  30,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Tennessee — 0.8%
Tennessee Housing Development Agency, Residential Finance Program (RB) Series 2C
4.000%, 01/01/45	$1,000	$1,106

Texas — 11.5%
City of Houston, Convention & Entertainment Facilities (RB) Series B
5.000%, 09/01/21	1,000	1,073
Dallas Independent School
District (GO) (PSF-GTD)
5.000%, 02/15/18	2,500	2,836
Frisco (GO) (NATL-RE)
5.000%, 02/15/16	1,685	1,780
Katy Independent School District, School
Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,409
Texas (GO) Series A
5.000%, 10/01/17	500	561
Texas (GO) Series B
5.000%, 04/01/17	3,025	3,339
Texas Water Development Board (RB) Series A (SBPA - JPMorgan Chase Bank) (VRDN)
0.030%, 12/01/14	1,000	1,000
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,692
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,329

		16,019

Utah — 3.6%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,169
Utah State (GO) Series A
4.000%, 07/01/17	3,485	3,793

		4,962

Virginia — 0.8%
York County Economic Development Authority, Virginia Electric and Power Company Project (RB) Series A (VRDN)
1.875%, 05/16/19	1,050	1,067

Washington — 3.2%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	1,985	2,270
Washington (GO)
Series 2011-A
5.000%, 01/01/18	2,000	2,256

		4,526

Guam—1.9%
Guam (RB) Series C
5.000%, 11/15/18	2,265	2,576

Total Municipal Bonds
(Cost $134,771)		137,794

Value (000)

TOTAL INVESTMENTS — 98.9%
(Cost $134,771)*	$137,794

Other Assets & Liabilities – 1.1%	1,540

TOTAL NET ASSETS — 100.0%	$139,334

* Aggregate cost for Federal income tax purposes is (000) $134,771.

Gross unrealized appreciation (000)	$3,134
Gross unrealized depreciation (000)	(111)

Net unrealized appreciation (000)	$3,023

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Municipal Bonds	$ –	$ 137,794	$ –	$137,794
Total Assets - Investments in Securities	$ –	$ 137,794	$ –	$137,794

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

PNC Fixed Income Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2014 (Unaudited)

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
ASSETS
Investments in non-affiliates at value	$163,472	$61,314	$27,395	$352,687
Investments in affiliates at value	3,703	972	1,511	1,594
Short-term investment in affiliates purchased with collateral from securities loaned at value	670	–	1,286	3,545

Total Investments at value(1)(2)	167,845	62,286	30,192	357,826

Receivable for investments sold	90	–	–	–
Receivable for shares of beneficial interest issued	2	2	–	9
Interest receivable	790	186	482	1,636
Maturities receivable	–	2	–	–
Prepaid expenses	20	17	12	24
Other assets	23	13	1	38

Total Assets	168,770	62,506	30,687	359,533

LIABILITIES
Payable for collateral received for loaned securities	670	–	1,286	3,545
Payable for shares of beneficial interest redeemed	1	2	–	8
Payable for investment securities purchased	530	–	652	–
Dividends payable
Class I	57	70	31	121
Class A	1	13	1	1
Class C	–	1	–	–
Investment advisory fees payable	55	21	9	116
12b-1 fees payable
Class A	1	3	–	1
Class C	–	1	–	–
Shareholder servicing fees payable
Class A	1	2	–	1
Administration fees payable	11	5	3	23
Custodian fees payable	3	4	1	4
Transfer agent fees payable	8	8	2	12
Trustees’ deferred compensation payable	23	13	1	38
Trustees’ fees payable	5	4	3	7
Other liabilities	37	38	18	46

Total Liabilities	1,403	185	2,007	3,923

TOTAL NET ASSETS	$167,367	$62,321	$28,680	$355,610

Investments in non-affiliates at cost	$159,545	$59,481	$27,385	$348,829
Investments in affiliates at cost	3,703	972	1,511	1,594
Short-term investment in affiliates purchased with collateral from securities loaned at cost	670	–	1,286	3,545

(1) Total Investments at cost	$163,918	$60,453	$30,182	$353,968

(2) Includes securities on loan with a value of	$647	$–	$1,243	$3,441

See Notes to Financial Statements.

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$163,023	$62,866	$28,351	$350,642
Undistributed (Distributions in Excess of ) Net Investment Income	3	(12)	1	(18)
Accumulated Net Realized Gain (Loss) on Investments	414	(2,366)	318	1,128
Net Unrealized Appreciation/Depreciation on Investments	3,927	1,833	10	3,858

Total Net Assets	$167,367	$62,321	$28,680	$355,610

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$163,610,691	$50,645,516	$28,061,583	$350,494,995

Class I shares outstanding	15,384,965	5,429,395	3,387,926	31,611,016

Net Asset Value, Offering and Redemption Price Per Share	$10.63	$9.33	$8.28	$11.09

Net assets applicable to Class A	$3,499,748	$10,309,285	$618,706	$4,507,945

Class A shares outstanding	327,785	1,105,176	74,610	405,936

Net Asset Value and Redemption Price Per Share	$10.68	$9.33	$8.29	$11.11

Maximum Offering Price Per Share(3)	$11.18	$9.77	$8.68	$11.63

Maximum Sales Charge Per Share	4.50%	4.50%	4.50%	4.50%

Net assets applicable to Class C	$256,178	$1,366,103	N/A	$607,057

Class C shares outstanding	24,103	146,638	N/A	54,508

Net Asset Value and Offering Price Per Share(4)	$10.63	$9.32	N/A	$11.14

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

PNC Fixed Income Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2014 (Unaudited)

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
ASSETS
Investments in non-affiliates at value	$310,107	$192,492	$421,879
Investments in affiliates at value	2,160	6,965	12,206
Short-term investment in affiliates purchased with collateral from securities loaned at value	–	2,860	–

Total Investments at value(1)(2)	312,267	202,317	434,085

Receivable for investments sold	–	115	–
Receivable for shares of beneficial interest issued	3	28	648
Interest receivable	835	1,364	1,327
Maturities receivable	1	–	–
Prepaid expenses	32	25	22
Other assets	29	29	37

Total Assets	313,167	203,878	436,119

LIABILITIES
Payable for collateral received for loaned securities	–	2,860	–
Payable for shares of beneficial interest redeemed	22	139	748
Payable for investment securities purchased	–	882	–
Dividends payable
Class I	49	257	87
Class A	1	2	–
Class C	–	1	–
Investment advisory fees payable	90	66	71
12b-1 fees payable
Class A	1	1	1
Class C	–	1	–
Shareholder servicing fees payable
Class A	1	1	–
Administration fees payable	21	14	27
Custodian fees payable	4	4	4
Transfer agent fees payable	12	11	18
Trustees’ deferred compensation payable	29	29	37
Trustees’ fees payable	6	5	8
Other liabilities	44	40	61

Total Liabilities	280	4,313	1,062

TOTAL NET ASSETS	$312,887	$199,565	$435,057

Investments in non-affiliates at cost	$308,857	$188,661	$421,904
Investments in affiliates at cost	2,160	6,965	12,206
Short-term investment in affiliates purchased with collateral from securities loaned at cost	–	2,860	–

(1) Total Investments at cost	$311,017	$198,486	$434,110

(2) Includes securities on loan with a value of	$–	$2,762	$–

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$314,536	$198,357	$441,066
Undistributed (Distributions in Excess of ) Net Investment Income	400	19	(4)
Accumulated Net Realized Gain (Loss) on Investments	(3,299)	(2,642)	(5,980)
Net Unrealized Appreciation/Depreciation on Investments	1,250	3,831	(25)

Total Net Assets	$312,887	$199,565	$435,057

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$309,216,692	$194,231,125	$433,284,933

Class I shares outstanding	30,347,148	17,674,069	43,555,187

Net Asset Value, Offering and Redemption Price Per Share	$10.19	$10.99	$9.95

Net assets applicable to Class A	$2,798,550	$4,231,813	$1,772,153

Class A shares outstanding	273,339	384,860	177,930

Net Asset Value and Redemption Price Per Share	$10.24	$11.00	$9.96

Maximum Offering Price Per Share(3)	$10.45	$11.52	$10.06

Maximum Sales Charge Per Share	2.00%	4.50%	1.00%

Net assets applicable to Class C	$871,960	$1,101,943	N/A

Class C shares outstanding	85,280	100,041	N/A

Net Asset Value and Offering Price Per Share(4)	$10.22	$11.01	N/A

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

PNC Tax Exempt Bond Funds

STATEMENTS OF ASSETS AND LIABILITIES (000)

November 30, 2014 (Unaudited)

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund
ASSETS
Investments in non-affiliates at value	$82,257	$51,826	$55,463	$137,794

Total Investments at value(1)	82,257	51,826	55,463	137,794

Cash	224	862	593	3
Interest receivable	1,111	758	846	1,776
Prepaid expenses	20	7	6	12
Other assets	12	5	9	11

Total Assets	83,624	53,458	56,917	139,596

LIABILITIES
Payable for shares of beneficial interest redeemed	8	–	2	10
Dividends payable
Class I	148	108	122	152
Class A	2	1	2	–
Investment advisory fees payable	22	15	19	45
12b-1 fees payable
Class A	1	–	2	–
Shareholder servicing fees payable
Class A	1	–	1	–
Administration fees payable	6	5	5	10
Custodian fees payable	1	–	–	1
Transfer agent fees payable	4	3	4	4
Trustees’ deferred compensation payable	12	5	9	11
Trustees’ fees payable	4	3	3	4
Other liabilities	22	16	20	25

Total Liabilities	231	156	189	262

TOTAL NET ASSETS	$83,393	$53,302	$56,728	$139,334

Investments in non-affiliates at cost	$78,395	$49,158	$52,262	$134,771

(1) Total Investments at cost	$78,395	$49,158	$52,262	$134,771

See Notes to Financial Statements.

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$77,007	$50,704	$52,770	$136,680
Undistributed (Distributions in Excess of ) Net Investment Income	151	(3)	(66)	(21)
Accumulated Net Realized Gain (Loss) on Investments	2,373	(67)	823	(348)
Net Unrealized Appreciation/Depreciation on Investments	3,862	2,668	3,201	3,023

Total Net Assets	$83,393	$53,302	$56,728	$139,334

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$79,687,789	$52,824,039	$51,458,298	$138,879,954

Class I shares outstanding	8,018,367	4,703,733	4,634,974	13,241,550

Net Asset Value, Offering and Redemption Price Per Share	$9.94	$11.23	$11.10	$10.49

Net assets applicable to Class A	$3,317,395	$422,617	$4,809,596	$454,049

Class A shares outstanding	334,573	37,618	434,581	43,268

Net Asset Value and Redemption Price Per Share	$9.92	$11.23	$11.07	$10.49

Maximum Offering Price Per Share(2)	$10.23	$11.58	$11.41	$10.81

Maximum Sales Charge Per Share	3.00%	3.00%	3.00%	3.00%

Net assets applicable to Class C	$387,962	$55,536	$460,543	NA

Class C shares outstanding	39,582	4,945	41,736	NA

Net Asset Value and Offering Price Per Share(3)	$9.80	$11.23	$11.03	NA

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

PNC Fixed Income Funds

STATEMENTS OF OPERATIONS (000)

For the Six-Month Period Ended November 30, 2014 (Unaudited)

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
Investment Income:
Interest from unaffiliated investments	$2,026	$1,089	$793	$2,853
Dividends from unaffiliated investments	–	–	1	1
Dividends from affiliated investments(1)	1	–	–	1
Security lending income(2)	2	–	2	8

Total Investment Income	2,029	1,089	796	2,863

Expenses:
Investment advisory fees	364	127	74	720
Administration fees	45	18	10	93
12b-1 fees:
Class A	1	2	–	1
Class C	1	5	–	2
Shareholder servicing fees:
Class A	4	13	1	5
Class C	–	2	–	1
Transfer agent fees	18	17	7	28
Custodian fees	4	5	1	7
Professional fees	23	15	13	37
Pricing service fees	12	20	5	10
Printing and shareholder reports	7	9	1	11
Registration and filing fees	20	21	16	22
Trustees’ fees	7	4	3	13
Miscellaneous	5	4	1	11

Total Expenses	511	262	132	961

Less:
Waiver of investment advisory fees(1)	–	–	(21)	–

Net Expenses	511	262	111	961

Net Investment Income (Loss)	1,518	827	685	1,902

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	1,009	(39)	138	881
Net change in unrealized appreciation/depreciation on investments	94	287	(954)	(255)

Net Gain (Loss) on Investments	1,103	248	(816)	626

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,621	$1,075	$(131)	$2,528

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
Investment Income:
Interest from unaffiliated investments	$2,126	$3,350	$1,510
Dividends from affiliated investments(1)	1	1	3
Security lending income(2)	–	6	–

Total Investment Income	2,127	3,357	1,513

Expenses:
Investment advisory fees	582	486	429
Administration fees	87	64	111
12b-1 fees:
Class A	–	1	–
Class C	4	4	–
Shareholder servicing fees:
Class A	3	5	3
Class C	1	1	–
Transfer agent fees	28	25	39
Custodian fees	6	6	6
Professional fees	35	29	42
Pricing service fees	8	17	6
Printing and shareholder reports	10	12	17
Registration and filing fees	26	23	27
Trustees’ fees	12	10	15
Miscellaneous	8	8	25

Total Expenses	810	691	720

Less:
Waiver of investment advisory fees(1)	(1)	(1)	(1)
Waiver of 12b-1 fees:
Class C	(2)	–	–

Net Expenses	807	690	719

Net Investment Income (Loss)	1,320	2,667	794

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(358)	2,479	(413)
Net change in unrealized appreciation/depreciation on investments	(343)	(1,963)	(225)

Net Gain (Loss) on Investments	(701)	516	(638)

Net Increase (Decrease) in Net Assets Resulting from Operations	$619	$3,183	$156

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

PNC Tax Exempt Bond Funds

STATEMENTS OF OPERATIONS (000)

For the Six-Month Period Ended November 30, 2014 (Unaudited)

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund
Investment Income:
Interest	$1,291	$860	$1,024	$1,430

Total Investment Income	1,291	860	1,024	1,430

Expenses:
Investment advisory fees	168	109	120	281
Administration fees	23	15	17	37
12b-1 fees:
Class A	–	–	1	–
Class C	1	–	2	–
Shareholder servicing fees:
Class A	3	1	6	1
Class C	–	–	1	–
Transfer agent fees	11	8	10	12
Custodian fees	2	1	1	2
Professional fees	14	13	13	18
Pricing service fees	4	3	3	9
Printing and shareholder reports	4	2	3	4
Registration and filing fees	22	7	7	14
Trustees’ fees	5	4	4	6
Miscellaneous	3	3	4	5

Total Expenses	260	166	192	389

Less:
Waiver of investment advisory fees(1)	(32)	(20)	–	(16)

Net Expenses	228	146	192	373

Net Investment Income (Loss)	1,063	714	832	1,057

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	510	(415)	76	(65)
Net change in unrealized appreciation/depreciation on investments	(101)	608	(231)	(65)

Net Gain (Loss) on Investments	409	193	(155)	(130)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,472	$907	$677	$927

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

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PNC Fixed Income Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Bond Fund		Government Mortgage Fund		High Yield Bond Fund
	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014

Investment Activities:
Net investment income (loss)	$1,518	$3,223	$827	$1,769	$685	$1,324
Net realized gain (loss) on investments sold	1,009	188	(39)	513	138	365
Net change in unrealized appreciation/depreciation on investments	94	(12)	287	(1,189)	(954)	412

Net increase (decrease) in net assets resulting from operations	2,621	3,399	1,075	1,093	(131)	2,101

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(1,489)	(3,455)	(688)	(1,812)	(672)	(1,297)
Class A	(33)	(62)	(131)	(299)	(13)	(25)
Class C	(1)	(2)	(12)	(41)	–	–
Distributions from net realized gains:
Class I	–	(112)	–	–	–	–
Class A	–	(3)	–	–	–	–
Class C	–	–	–	–	–	–

Total dividends and distributions	(1,523)	(3,634)	(831)	(2,152)	(685)	(1,322)

Share Transactions:
Proceeds from shares issued:
Class I	12,730	54,965	7,573	1,778	807	16,891
Class A	19	77	32	4,367	51	209
Class C	3	111	4	51	–	–
Reinvestment of dividends and distributions:
Class I	1,133	2,333	251	720	488	914
Class A	24	47	49	117	9	16
Class C	1	2	4	13	–	–

Total proceeds from shares issued and reinvested	13,910	57,535	7,913	7,046	1,355	18,030

Value of shares redeemed:
Class I	(25,324)	(76,956)	(8,653)	(37,738)	(2,143)	(5,566)
Class A	(208)	(429)	(693)	(2,010)	(53)	(99)
Class C	(49)	(98)	(284)	(1,313)	–	–

Total value of shares redeemed	(25,581)	(77,483)	(9,630)	(41,061)	(2,196)	(5,665)

Increase (decrease) in net assets from share transactions	(11,671)	(19,948)	(1,717)	(34,015)	(841)	12,365

Contributions of capital by affiliate(1)	–	1	–	10	–	–

Total increase (decrease) in net assets	(10,573)	(20,182)	(1,473)	(35,064)	(1,657)	13,144

Net Assets:
Beginning of period	177,940	198,122	63,794	98,858	30,337	17,193

End of period*	$167,367	$177,940	$62,321	$63,794	$28,680	$30,337

*Including undistributed (distributions in excess of ) net investment income	$3	$8	$(12)	$(8)	$1	$1

(1)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

Intermediate Bond Fund		Limited Maturity Bond Fund		Total Return Advantage Fund		Ultra Short Bond Fund
For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014

$1,902	$4,181	$1,320	$1,251	$2,667	$6,072	$794	$724
881	1,968	(358)	863	2,479	918	(413)	226
(255)	(1,449)	(343)	40	(1,963)	178	(225)	216

2,528	4,700	619	2,154	3,183	7,168	156	1,166

(1,883)	(4,378)	(849)	(1,693)	(2,621)	(6,025)	(795)	(1,477)
(23)	(49)	(12)	(11)	(43)	(106)	(1)	(2)
–	(2)	–	–	(6)	(14)	–	–

–	(6,959)	–	–	–	–	–	–
–	(90)	–	–	–	–	–	–
–	(15)	–	–	–	–	–	–
(1,906)	(11,493)	(861)	(1,704)	(2,670)	(6,145)	(796)	(1,479)

6,722	74,334	32,358	168,962	10,226	46,075	112,687	410,389
70	276	40	24	112	122	1	179
24	14	4	24	79	336	–	–

1,155	7,787	552	1,105	609	1,303	274	571
19	120	9	9	31	77	1	2
–	8	–	–	2	3	–	–

7,990	82,539	32,963	170,124	11,059	47,916	112,963	411,141

(19,837)	(92,569)	(61,269)	(155,952)	(66,601)	(65,266)	(112,366)	(382,032)
(576)	(881)	(541)	(674)	(563)	(1,005)	(512)	(1,628)
(142)	(596)	(419)	(448)	(24)	(270)	–	–
(20,555)	(94,046)	(62,229)	(157,074)	(67,188)	(66,541)	(112,878)	(383,660)

(12,565)	(11,507)	(29,266)	13,050	(56,129)	(18,625)	85	27,481
–	3	–	7	–	1	–	–
(11,943)	(18,297)	(29,508)	13,507	(55,616)	(17,601)	(555)	27,168

367,553	385,850	342,395	328,888	255,181	272,782	435,612	408,444
$355,610	$367,553	$312,887	$342,395	$199,565	$255,181	$435,057	$435,612

$(18)	$(14)	$400	$(59)	$19	$22	$(4)	$(2)

See Notes to Financial Statements.

PNC Tax Exempt Bond Funds

STATEMENTS OF CHANGES IN NET ASSETS (000) (Unaudited)

	Intermediate Tax Exempt Bond Fund		Maryland Tax Exempt Bond Fund		Ohio Intermediate Tax Exempt Bond Fund
	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014
Investment Activities:
Net investment income (loss)	$1,063	$2,588	$714	$1,677	$832	$1,996
Net realized gain (loss) on investments sold	510	2,914	(415)	344	76	1,557
Net change in unrealized appreciation/depreciation on investments	(101)	(3,767)	608	(1,527)	(231)	(2,709)

Net increase (decrease) in net assets resulting from operations	1,472	1,735	907	494	677	844

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(1,024)	(2,495)	(710)	(1,660)	(765)	(1,830)
Class A	(40)	(77)	(5)	(16)	(66)	(154)
Class C	(3)	(7)	–	(1)	(4)	(9)
Distributions from net realized gains:
Class I	–	(2,389)	–	(286)	–	(844)
Class A	–	(107)	–	(3)	–	(82)
Class C	–	(10)	–	–	–	(6)

Total dividends and distributions	(1,067)	(5,085)	(715)	(1,966)	(835)	(2,925)

Share Transactions:
Proceeds from shares issued:
Class I	1,991	6,779	100	990	599	1,390
Class A	763	1,051	–	–	6	6
Class C	90	127	1	2	–	15
Reinvestment of dividends and distributions:
Class I	63	403	30	107	34	173
Class A	26	119	1	5	54	191
Class C	1	11	1	1	3	12

Total proceeds from shares issued and reinvested	2,934	8,490	133	1,105	696	1,787

Value of shares redeemed:
Class I	(4,666)	(49,070)	(2,616)	(11,016)	(5,896)	(18,875)
Class A	(339)	(1,319)	(134)	(113)	(529)	(1,318)
Class C	(58)	(294)	(1)	(1)	(1)	(173)

Total value of shares redeemed	(5,063)	(50,683)	(2,751)	(11,130)	(6,426)	(20,366)

Increase (decrease) in net assets from share transactions	(2,129)	(42,193)	(2,618)	(10,025)	(5,730)	(18,579)

Contributions of capital by affiliate(1)	–	1	–	–	–	3

Total increase (decrease) in net assets	(1,724)	(45,542)	(2,426)	(11,497)	(5,888)	(20,657)

Net Assets:
Beginning of period	85,117	130,659	55,728	67,225	62,616	83,273

End of period*	$83,393	$85,117	$53,302	$55,728	$56,728	$62,616

*Including undistributed (distributions in excess of ) net investment income	$151	$155	$(3)	$(2)	$(66)	$(63)

(1)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

	Tax Exempt Limited Maturity Bond Fund
	For the Six-Month Period Ended November 30, 2014	For the Year Ended May 31, 2014
Investment Activities:
Net investment income (loss)	$1,057	$2,118
Net realized gain (loss) on investments sold	(65)	(134)
Net change in unrealized appreciation/depreciation on investments	(65)	130

Net increase (decrease) in net assets resulting from operations	927	2,114

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(1,055)	(2,112)
Class A	(3)	(6)
Distributions from net realized gains:
Class I	–	(328)
Class A	–	(1)

Total dividends and distributions	(1,058)	(2,447)

Share Transactions:
Proceeds from shares issued:
Class I	10,264	40,583
Class A	–	5
Reinvestment of dividends:
Class I	102	322
Class A	3	7

Total proceeds from shares issued and reinvested	10,369	40,917

Value of shares redeemed:
Class I	(16,153)	(41,446)
Class A	(18)	(80)

Total value of shares redeemed	(16,171)	(41,526)

Increase (decrease) in net assets from share transactions	(5,802)	(609)

Total increase (decrease) in net assets	(5,933)	(942)

Net Assets:
Beginning of period	145,267	146,209

End of period*	$139,334	$145,267

*Including undistributed (distributions in excess of ) net investment income	$(21)	$(20)

See Notes to Financial Statements.

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1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of November 30, 2014, the Trust offered for sale shares of 33 Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds, as defined below, Class I Shares, Class R Shares, Class R4 Shares and Class R5 Shares are sold without a sales charge; Equity, Fixed Income and Tax Exempt Bond Funds’ Class A Shares are sold subject to a front-end sales charge; and Equity, Fixed Income and Tax Exempt Bond Funds’ Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

On February 1, 2010, the Trust Plan of Reorganization (“Reorganization”) of Allegiant Funds (“Acquiring Funds”) and PNC Funds, Inc. (“Acquired Funds”) was completed, including a change in the name of Allegiant Funds to PNC Funds.

Effective December 30, 2013, the Trust began offering Class I Shares, Class R4 Shares and Class R5 Shares of PNC Mid Cap Index Fund and PNC Small Cap Index Fund and Class R4 Shares and Class R5 Shares of PNC S&P 500 Index Fund.

Effective October 8, 2014, each of PNC Michigan Intermediate Municipal Bond Fund and PNC Pennsylvania Intermediate Municipal Bond Fund were liquidated pursuant to plans approved by the Board of Trustees on August 28, 2014.

As of November 30, 2014, the Trust offered five asset categories that consist of the following Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Treasury Money Market Fund.

The financial statements presented herein are those of the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

In determining market value for equity securities, exchange-traded funds (“ETFs”) and master limited partnerships (“MLPs”), the assets of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00

p.m. Eastern Time, or the exchange on which they are traded. Securities quoted on the NASDAQ® National Market System are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued based on evaluations provided by an independent pricing service (“Service”) approved by the Board of Trustees of the Trust (the “Board”). A number of pricing services are available and the Funds may use various pricing services or discontinue the use of any pricing service. When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security at the official close of trading on the NYSE on the day of valuation. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s net asset value is not calculated. In such cases, the net asset value of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

Forward currency contracts are valued based upon closing forward foreign exchange rates from each respective foreign market. Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the NYSE on the day of valuation. The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

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Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

—	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

—	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indexes, American Depositary Receipts, futures or ETFs.

Fixed Income Securities – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

—	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. Certain foreign equity securities are fair value adjusted through a Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2014 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the respective Fund is notified. Certain countries may impose taxes on the Funds with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses that are common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses that are common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

With respect to the Fixed Income and Tax Exempt Bond Funds, dividends from net investment income are declared daily and paid monthly. Dividends from net investment income, if any, for Retirement Income, Balanced Allocation, Large Cap Core, Large Cap Value and S&P

500 Index Funds are declared and paid quarterly. Dividends from net investment income, if any, for Target 2020, Target 2030, Target 2040, Target 2050, International Equity, Large Cap Growth, Mid Cap, Mid Cap Index, Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value, Small Cap and Small Cap Index Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds invest generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its net asset value per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges.

ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation

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occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. The Target Date Funds primarily utilize pooled investment vehicles that hold Inflation-Indexed Securities in order to maintain exposure to TIPS.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price or Rule 144A warrants. When doing so, the Fund purchases the certificates from an issuer, who may or may not hold shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the value of the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which are designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at November 30, 2014 is included in the respective Fund’s Schedule of Investments. The change in the unrealized gain or loss on open forward currency contracts and the gain or loss recognized upon the close of forward currency contracts for the six-month period ended November 30, 2014 are included in the respective Fund’s Statement of Operations.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract and are included in the respective Fund’s Statement of Assets and Liabilities. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at November 30, 2014 is included in the respective Fund’s Schedule of Investments. The change in the unrealized gain or loss on open futures contracts and the gain or loss recognized upon the close of futures contracts for the six-month period ended November 30, 2014 are included in the respective Fund’s Statement of Operations.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts open as of November 30, 2014 are included in the respective Fund’s Schedule of Investments.

Derivative Holdings Categorized by Risk Exposure

The following information is intended to enable financial statement users to understand how derivatives are accounted for and how derivative instruments affect a Fund’s financial position and results of operations. The derivative instruments listed in the following tables were not designated in qualifying hedge accounting relationships.

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivative Value	Liability Derivative Value
Equity contracts	Variation margin receivable from broker for open futures contracts*	Variation margin payable to broker for open futures contracts*
Foreign exchange contracts	Net unrealized appreciation on forward currency contracts	Net unrealized depreciation on forward currency contracts

*The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation/depreciation for open futures contracts. The balance presented below is the cumulative change in unrealized appreciation/depreciation from the date the contract was opened until November 30, 2014 and is included in the Net Assets of the Fund.

		Foreign	Total Value
	Equity	Exchange	at
	Contracts	Contracts	11/30/14
	(000)	(000)	(000)
Asset Derivative Value
Balanced Allocation Fund
Forward Currency Contracts	$ –	$ 20	$ 20
Futures Contracts	14	–	14
	$ 14	$ 20	$ 34
International Equity Fund
Forward Currency Contracts	$ –	$1,003	$1,003
Futures Contracts	816	–	816
	$816	$1,003	$1,819
Large Cap Growth Fund
Futures Contracts	$102	$ –	$ 102
S&P 500 Index Fund
Futures Contracts	$ 45	$ –	$ 45
Small Cap Fund
Futures Contracts	$ 4	$ –	$ 4

Liability Derivative Value
International Equity Fund
Futures Contracts	$ 32	$ –	$ 32

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Location on the Statement of Operations
Derivative Type
Equity contracts	Net realized gain (loss) on futures

Net change in unrealized appreciation/depreciation on futures
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions

Net change in unrealized appreciation/depreciation on foreign currency translation

		Foreign	Total Value
	Equity	Exchange	at
	Contracts	Contracts	11/30/14
	(000)	(000)	(000)
Realized Gain (Loss) on Derivatives Recognized in Income

Balanced Allocation Fund
Futures Contracts	$15	$–	$ 15
Forward Currency Contracts	–	99	99
	$15	$99	$ 114
International Equity Fund
Futures Contracts	$780	$–	$ 780
Forward Currency Contracts	–	4,417	4,417
	$780	$4,417	$5,197
Large Cap Growth Fund
Futures Contracts	$50	$–	$ 50
S&P 500 Index Fund
Futures Contracts	$134	$–	$ 134
Small Cap Fund
Futures Contracts	$6	$–	$ 6
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Balanced Allocation Fund
Futures Contracts	$13	$–	$ 13
Forward Currency Contracts	–	(5)	(5)
	$13	$(5)	$ 8
International Equity Fund
Futures Contracts	$414	$–	$ 414
Forward Currency Contracts	–	337	337
	$414	$337	$ 751
Large Cap Growth Fund
Futures Contracts	$81	$–	$ 81
S&P 500 Index Fund
Futures Contracts	$(28)	$–	$ (28)
Small Cap Fund
Futures Contracts	$42	$–	$ 42

During the six-month period ended November 30, 2014, the futures and forwards transactions executed by the Equity Funds are shown in the following table.

	Notional Cost	Notional Cost	Notional Cost	Notional Cost
	of Contracts	of Contracts	of Contracts	of Contracts
	May 31, 2014	Opened	Closed	November 30, 2014
	(000)	(000)	(000)	(000)
Balanced Allocation Fund
Forward Currency Contracts	$ 682	$ 585	$(682)	$ 585
Futures Contracts	203	413	(467)	149
International Equity Fund
Forward Currency Contracts	33,963	22,667	(33,963)	22,667
Futures Contracts	14,688	43,702	(43,582)	14,808
Large Cap Growth Fund
Futures Contracts	1,132	4,859	(5,060)	931
S&P 500 Index Fund
Futures Contracts	1,655	2,720	(3,387)	988
Small Cap Fund
Futures Contracts	1,172	2,323	(2,327)	1,168

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association (“ISDA”) Agreements and a Securities Loan Agreement, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Offsetting of Financial and Derivative Assets and Liabilities

The following tables show the financial and derivative instruments of each Fund that are subject to Master Agreements (or similar arrangements) and the collateral received and pledged in connection with the netting arrangements at November 30, 2014.

Offsetting of Financial and Derivative Assets

		Gross Amounts	Gross Amounts	Net Amounts
		Presented in the	Netted in the	Presented in the
		Statement of	Statement of	Statement of
	Form of	Assets	Assets	Assets		Cash
	Master	and	and	and	Financial	Collateral	Net
	Agreement	Liabilities	Liabilities	Liabilities	Instruments	Received(1)	Amount
Description		(000)	(000)	(000)	(000)	(000)	(000)
Balanced Allocation Fund
Forward Currency Contracts	ISDA	$20	$ –	$20	$–	$–	$ 20
Securities Lending(2)	Securities Loan Agreement	5,945	–	5,945	–	(5,945)	–
		$5,965	$ –	$5,965	$–	$(5,945)	$ 20

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		Gross Amounts	Gross Amounts	Net Amounts
		Presented in the	Netted in the	Presented in the
		Statement of	Statement of	Statement of
	Form of	Assets	Assets	Assets		Cash
	Master	and	and	and	Financial	Collateral	Net
	Agreement	Liabilities	Liabilities	Liabilities	Instruments	Received(1)	Amount
Description		(000)	(000)	(000)	(000)	(000)	(000)
International Equity Fund
Forward Currency Contracts	ISDA	$1,003	$–	$1,003	$ –	$–	$ 1,003
Securities Lending(2)	Securities Loan Agreement	33,879	–	33,879	–	(33,879)	–
		$34,882	$–	$34,882	$ –	$(33,879)	$ 1,003
Mid Cap Fund
Securities Lending(2)	Securities Loan Agreement	$644	$–	$644	$ –	$(644)	$ –
Multi-Factor Small Cap Core Fund
Securities Lending(2)	Securities Loan Agreement	$2,652	$–	$2,652	$ –	$(2,652)	$ –
Multi-Factor Small Cap Growth Fund
Securities Lending(2)	Securities Loan Agreement	$1,688	$–	$1,688	$ –	$(1,688)	$ –
Multi-Factor Small Cap Value Fund
Securities Lending(2)	Securities Loan Agreement	$1,822	$–	$1,822	$ –	$(1,822)	$ –
S&P 500 Index Fund
Securities Lending(2)	Securities Loan Agreement	$415	$–	$415	$ –	$(415)	$ –
Small Cap Fund
Securities Lending(2)	Securities Loan Agreement	$58,011	$–	$58,011	$ –	$(58,011)	$ –
Bond Fund
Securities Lending(2)	Securities Loan Agreement	$647	$–	$647	$ –	$(647)	$ –
High Yield Bond Fund
Securities Lending(2)	Securities Loan Agreement	$1,243	$–	$1,243	$ –	$(1,243)	$ –
Intermediate Bond Fund
Securities Lending(2)	Securities Loan Agreement	$3,441	$–	$3,441	$ –	$(3,441)	$ –
Total Return Advantage Fund
Securities Lending(2)	Securities Loan Agreement	$2,762	$–	$2,762	$ –	$(2,762)	$ –

(1)Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

(2)Reflects the market value of securities on loan as presented on the Schedule of Investments. Short term-investments purchased with collateral from securities lending and the related liability to repay the collateral is reported on the Statement of Assets and Liabilities.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory and Sub-Advisory Fees

Fees paid by the Trust pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets.

Target Date Funds

The Adviser and the Target Date Funds have entered into an investment advisory agreement pursuant to which each Fund will pay the Adviser a fee equal to the annual rate of 0.40% of that Fund’s average daily net assets that are not invested in (1) other registered investment companies, (2) pooled investment vehicles that charge a fee for advisory services, and (3) exchange-traded notes the contractual returns of which are calculated by reference to the performance of a broad-based securities market index (collectively referred to as “Investment Companies”). The Adviser has contractually agreed to waive its management fee and reimburse or pay certain operating expenses for each Fund to the extent the Fund’s other expenses exceed 0.10% on an annualized basis, excluding certain expenses such as extraordinary expenses, administrative fees payable to the Adviser, taxes, portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense, dividend expenses related to short sales and the operating expenses of each Fund’s underlying investments). This expense limitation agreement is expected to apply until September 28, 2015, at which time the Fund’s Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

The following table lists the contractual advisory fees and expense reimbursements that were in effect during the six-month period ended November 30, 2014 for the Target Date Funds.

	Advisory Fees as a Percentage
	of Average Net Assets
	Annual	Expense
	Rate*	Reimbursement
Retirement Income Fund	0.00%	11.17%
Target 2020 Fund	0.00%	8.68%
Target 2030 Fund	0.00%	7.33%
Target 2040 Fund	0.00%	8.75%
Target 2050 Fund	0.00%	9.31%
* During the six-months ended November 30, 2014, the Target Date Funds were solely invested in Investment Companies.

Equity Funds

The following tables list the contractual advisory fees and fee waivers that were in effect during the six-month period ended November 30, 2014 for the Equity Funds.

	Advisory Fees as a Percentage of Average Net Assets
				Effective			Net
				Annual	Fee		Annual
	Annual Rate			Rate	Waiver		Rate
Balanced Allocation Fund	0.75%			0.75%	0.15	%*	0.60%
International Equity Fund	0.90%**			0.97%	0.14	%*	0.83%
Mid Cap Fund	0.75%			0.75%	0.69	%*	0.06%
Mid Cap Index Fund	0.15%			0.15%	0.15	%*	0.00%
Multi-Factor Small Cap Core Fund	0.90%**			0.97%	0.31	%*	0.66%
Multi-Factor Small Cap Growth Fund	0.90%**			0.97%	0.78	%*	0.19%
Multi-Factor Small Cap Value Fund	0.90%**			0.97%	0.54	%*	0.43%
Small Cap Fund	0.90%**			0.97%	0.20	%*	0.77%
Small Cap Index Fund	0.15%			0.15%	0.15	%*	0.00%

	First	Next	$1.5 Billion
	$1 Billion	$500 Million	and Over

Large Cap Core Fund	0.75%	0.70%	0.65%	0.75%	0.33	%*	0.42%
Large Cap Growth Fund	0.75%	0.70%	0.65%	0.75%	0.12	%*	0.63%
Large Cap Value Fund	0.75%	0.70%	0.65%	0.75%	0.05	%*	0.70%

	First	Next	$150 Million
	$50 Million	$100 Million	and Over

S&P 500 Index Fund	0.15%	0.10%	0.075%	0.11%	0.11	%*	0.00%

*	These waivers, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which is expected to apply until September 28, 2015.
**	Effective September 29, 2014, the contractual investment advisory fee was lowered from 1.00% to 0.90% and investment advisory fee breakpoints of 1.00% for the first $500 million of assets managed, 0.95% for the next $500 million assets managed and 0.90% of assets managed in excess of $1 billion, were eliminated for Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund and Small Cap Fund.

Polaris Capital Management, LLC (“Polaris”), an independent registered investment adviser, serves as sub-adviser to a portion of the managed assets of International Equity Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of International Equity Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of the assets managed between $125 million and $200 million and 0.50% of assets managed in excess of $200 million.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements may be voluntary or contractual. The Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total

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annual fund operating expenses of Class I, Class A, Class C, Class R4 and Class R5 Shares of certain Funds do not exceed the percentage of average daily net assets as set forth below:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C	Class R4	Class R5
Balanced Allocation Fund	1.00%	1.29%	2.00%	N/A	N/A
International Equity Fund	0.98%	1.28%	1.98%	N/A	N/A
Large Cap Core Fund	0.94%	1.22%	1.94%	N/A	N/A
Large Cap Growth Fund	0.98%	1.28%	1.98%	N/A	N/A
Large Cap Value Fund	0.98%	1.28%	1.98%	N/A	N/A
Mid Cap Fund	1.25%	1.52%	2.22%	N/A	N/A
Mid Cap Index Fund	0.25%	N/A	N/A	0.40%	0.30%
Multi-Factor Small Cap Core Fund	0.95%	1.23%	N/A	N/A	N/A
Multi-Factor Small Cap Growth Fund	0.95%	1.23%	1.95%	N/A	N/A
Multi-Factor Small Cap Value Fund*	0.95%	1.23%	1.95%	N/A	N/A
S&P 500 Index Fund	0.20%	0.45%	1.20%	0.35%	0.25%
Small Cap Fund	0.99%	1.29%	1.99%	N/A	N/A
Small Cap Index Fund	0.25%	N/A	N/A	0.40%	0.30%
*	Prior to the contractual expense limitation agreement effective September 29, 2014, the Adviser had contractually agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary so that the total operating expenses of Multi-Factor Small Cap Value Fund do not exceed 1.53%, 2.25% and 1.25% for Class A, Class C and Class I Shares, respectively.

The expense limitation agreement for the Funds listed in the table above is expected to apply until at least September 28, 2015, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time. Prior to the contractual expense limitation agreement effective September 29, 2014, PNC Mid Cap Fund was not party to an expense limitation agreement. However, prior to September 29, 2014, the Adviser had contractually agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary so that the total operating expenses of PNC Mid Cap Fund did not exceed 1.53%, 2.25% and 1.25% for Class A, Class C and Class I Shares, respectively.

Fixed Income and Tax Exempt Bond Funds

The following table lists the contractual advisory fees and fee waivers that were in effect during the six-month period ended November 30, 2014 for the Fixed Income and Tax Exempt Bond Funds.

	Advisory Fees as a Percentage
	of Average Net Assets
	Annual Rate	Fee Waiver*	Net Annual Rate
Bond Fund	0.40%**	N/A	0.40%
Government Mortgage Fund	0.40%	N/A	0.40%
High Yield Bond Fund	0.50%	0.14%	0.36%
Intermediate Bond Fund	0.40%	N/A	0.40%
Limited Maturity Bond Fund	0.35%	N/A	0.35%
Total Return Advantage Fund	0.40%	N/A	0.40%
Ultra Short Bond Fund	0.20%	N/A	0.20%
Intermediate Tax Exempt Bond	0.40%	0.08%	0.32%
Maryland Tax Exempt Bond	0.40%	0.07%	0.33%
Ohio Intermediate Tax Exempt Bond	0.40%	N/A	0.40%
Tax Exempt Limited Maturity Bond	0.40%	0.02%	0.38%

*	These waivers, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which is expected to remain in effect through September 28, 2015.

**	Prior to September 29, 2014, the contractual advisory fee rate was 0.45%. The effective annual advisory fee rate for the six-month period ended November 30, 2014 was 0.43%.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. The Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total annual fund operating expenses of Class I, Class A and Class C Shares of certain Funds do not exceed the percentage of average daily net assets as set forth on the following table:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C
High Yield Bond Fund	0.75%	1.01%	N/A
Intermediate Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Maryland Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Tax Exempt Limited Maturity Bond Fund	0.53%	0.81%	N/A

The expense limitation agreement for the Funds listed in the table above is expected to apply until at least September 28, 2015, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

Expense Recoupment

Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser (“recoupment payments”) pursuant to the expense limitation agreements, provided that the amount of such recoupment payments in any year, together with all other expenses of the Fund or Class, in the aggregate, would not cause the Class’ total annual operating expenses to exceed the amounts set forth in the tables above and provided further that no additional payments by the Fund will be made with respect to amounts paid, waived or reimbursed by the Adviser more than three years after the end of the fiscal year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts that are paid, waived or reimbursed by the Adviser.

The following amounts are available for possible recoupment by the Adviser through the expiration dates shown:

	Recoupment Available (000)
	2015	2016	2017	Total
Retirement Income Fund	$–	$84	$158	$242
Target 2020 Fund	–	84	100	184
Target 2030 Fund	–	85	111	196
Target 2040 Fund	–	85	102	187
Target 2050 Fund	–	86	115	201
Balanced Allocation Fund	82	111	97	290
International Equity Fund	–	–	698	698
Large Cap Core Fund	59	62	61	182
Large Cap Growth Fund	83	94	84	261
Large Cap Value Fund	–	–	29	29
Mid Cap Index Fund	–	–	35	35
Multi-Factor Small Cap Core Fund	71	96	135	302
Multi-Factor Small Cap Growth Fund	244	254	259	757
Multi-Factor Small Cap Value Fund	109	117	107	333
S&P 500 Index Fund	–	–	103	103
Small Cap Fund	–	175	994	1,169
Small Cap Index Fund	–	–	53	53
High Yield Bond Fund	34	43	23	100
Intermediate Tax Exempt Bond Fund	24	45	53	122
Maryland Tax Exempt Bond Fund	12	23	26	61
Tax Exempt Limited Maturity Bond Fund	10	28	20	58

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A and Class C Shares of the Equity, Fixed Income and Tax Exempt Bond Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their

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customers who beneficially own Class A, Class C and Class R Shares in consideration for payment of a fee of up to 0.25% on an annual basis, based on each Class’ average daily net assets.

The Trust maintains a Services Plan with respect to the Class R4 and Class R5 Shares of the Mid Cap Index Fund, S&P 500 Index Fund and Small Cap Index Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class R4 and Class R5 Shares in consideration for payment of a fee of up to 0.15% and 0.05%, respectively, on an annual basis, based on each Class’ average daily net assets.

Trustees’ Fees

Each Trustee of the Trust and PNC Advantage Funds (“Advantage”) receives an annual fee of $76,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for attendance at special Board meetings convened as necessary, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board receives an additional fee of $25,000 per year and, effective January 1, 2015, the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. Prior to January 1, 2015, the Chairman of the Audit Committee received an additional fee of $6,000 per year for his services. No person who is an officer, director, trustee, or employee of the Adviser, PNC Funds Distributor, LLC (the “Underwriter”), or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage, another registered investment company overseen by the Trustees and for which PNC Capital Advisors, LLC serves as investment adviser, receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Trust and Advantage based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon and the Adviser served as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.05% based on average daily net assets of the Trust’s Funds, excluding the average daily net assets of the Target Date Funds. For their services as Co-Administrators during the six-month period ended November 30, 2014, approximately 0.0218% was allocated to BNY Mellon and 0.0282% was allocated to the Advisor in aggregate.

BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust. For the Target Date Funds, the Adviser receives fees at an annual rate of 0.01% based on the average daily net assets of the Target Date Funds. BNY Mellon receives a base fee in addition to other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Affiliated Investments

The Target Date Funds seek to achieve their investment objectives by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include PNC Funds (the “Underlying Funds”). The Target Date Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments made by each Target Date Fund within each of its principal investment strategies may represent a significant portion of an Underlying Fund’s net assets. At November 30, 2014, no investments by a Target Date Fund represented a significant portion of the net assets of any of the Underlying Funds.

The common stock of PNC Group, an affiliate of the Adviser to the Trust, is included in the S&P 500® Index. Also included in the S&P 500® Index is BlackRock, Inc., a company in which PNC Group owns a minority interest. Like the other stocks in the S&P 500® Index, S&P 500 Index Fund may invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index. iShares securities are considered affiliated investments through their affiliation with BlackRock, Inc.

For the purposes of these financial statements, dividends received from such investments are reported as “Dividends from affiliated investments” in the Statements of Operations. Gains and/or losses from the sale of affiliated investments are reported as “Net realized gain (loss) on affiliated investments sold” on the Statements of Operations.

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds, PNC Advantage Funds, a separate investment company affiliated with PNC Funds, or BlackRock Funds and other investment companies affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a Fund with respect to a Fund’s short-term reserves swept into PNC Advantage Funds. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in a PNC Advantage money market fund, and the waiver may be terminated at any time without prior notice.

For the purposes of these financial statements, dividends received from such investments are reported as “Dividends from affiliated investments” in the Statements of Operations.

The total value at May 31, 2014 and November 30, 2014, and the purchases, sales proceeds, dividends and realized gain (loss) on affiliated holdings for the six-month period ended November 30, 2014 are shown in the following table.

	Value of Affiliated Investments at 05/31/14 (000)	Value of Affiliated Investments at 11/30/14 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Retirement Income Fund
iShares Dow Jones Select Dividend Index Fund	$22	$22	$–	$–	$–	*	$–
iShares MSCI EAFE Small Cap Index Fund	3	2	–	–	–	*	–
PNC Advantage Institutional Money Market Fund	125	125	43	43	–	*	–
PNC International Equity Fund	54	56	5	–	–		–
PNC Large Cap Core Fund	163	171	1	9	1		2
PNC Small Cap Fund	35	35	–	2	–		–	*
PNC Bond Fund	248	254	4	–	2		–
PNC High Yield Bond Fund	28	28	1	–	1		–
PNC Limited Maturity Bond Fund	246	252	7	–	1		–
	$924	$945	$61	$54	$5		$2
Target 2020 Fund
iShares Dow Jones Select Dividend Index Fund	$24	$46	$21	$–	$–	*	$–
iShares MSCI EAFE Small Cap Index Fund	4	8	4	–	–	*	–
PNC Advantage Institutional Money Market Fund	61	136	87	12	–	*	–
PNC International Equity Fund	98	197	101	–	–		–
PNC Large Cap Core Fund	256	512	227	–	1		–
PNC Small Cap Fund	49	95	45	–	–		–
PNC Bond Fund	262	518	254	–	2		–
PNC High Yield Bond Fund	38	73	37	–	1		–
PNC Limited Maturity Bond Fund	110	218	107	–	–	*	–
	$902	$1,803	$883	$12	$4		$–
Target 2030 Fund
iShares Dow Jones Select Dividend Index Fund	$49	$58	$7	$–	$1		$–
iShares MSCI EAFE Small Cap Index Fund	18	21	5	–	–	*	–
PNC Advantage Institutional Money Market Fund	62	89	40	13	–	*	–
PNC International Equity Fund	201	243	50	–	–		–
PNC Large Cap Core Fund	499	605	56	–	2		–
PNC Small Cap Fund	104	122	14	–	–		–
PNC Bond Fund	274	329	53	–	2		–
PNC High Yield Bond Fund	44	52	10	–	1		–
PNC Limited Maturity Bond Fund	15	19	4	–	–	*	–
	$1,266	$1,538	$239	$13	$6		$–

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	Value of Affiliated Investments at 05/31/14 (000)	Value of Affiliated Investments at 11/30/14 (000)	Purchases (000)		Sales Proceeds (000)		Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Target 2040 Fund
iShares Dow Jones Select Dividend Index Fund	$44	$46	$–		$–	*	$1		$–	*
iShares MSCI EAFE Small Cap Index Fund	16	18	2		–		–	*	–
PNC Advantage Institutional Money Market Fund	38	48	21		11		–	*	–
PNC International Equity Fund	192	201	16		–		–		–
PNC Large Cap Core Fund	488	512	2		26		2		6
PNC Small Cap Fund	98	101	–		2		–		–	*
PNC Bond Fund	106	110	3		–		1		–
PNC High Yield Bond Fund	16	17	1		–		–	*	–
	$998	$1,053	$45		$39		$4		$6
Target 2050 Fund
iShares Dow Jones Select Dividend Index Fund	$55	$58	–	*	$–		$1		$–
iShares MSCI EAFE Small Cap Index Fund	19	20	3		–		–	*	–
PNC Advantage Institutional Money Market Fund	38	56	33		16		–	*	–
PNC International Equity Fund	219	236	26		–		–		–
PNC Large Cap Core Fund	529	574	2		10		2		2
PNC Small Cap Fund	114	121	2		–		–		–
PNC Bond Fund	75	80	5		–		1		–
PNC High Yield Bond Fund	12	13	1		–		–	*	–
	$1,061	$1,158	$72		$26		$4		$2

	Value of Affiliated Investments at 05/31/14 (000)	Value of Affiliated Investments at 11/30/14 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Balanced Allocation Fund
iShares MSCI EAFE Value Index	$5,073	$5,158	$578	$–	$–		$–
iShares MSCI Emerging Markets Index Fund	2,085	2,034	–	–	–		–
iShares STOXX Europe 600 Banks DE	89	47	11	44	–		4
PNC Advantage Institutional Money Market Fund	3,741	9,443	10,938	5,236	1		–

	$10,988	$16,682	$11,527	$5,280	$1		$4
International Equity Fund
iShares STOXX Europe 600 Banks DE	$4,149	$2,886	$701	$1,507	$–		$134
PNC Advantage Institutional Money Market Fund	47,842	65,849	106,122	88,115	10		–

	$51,991	$68,735	$106,823	$89,622	$10		$134
Large Cap Core Fund
PNC Advantage Institutional Money Market Fund	$82	$365	$2,615	$2,332	$–	*	$–
Large Cap Growth Fund
PNC Advantage Institutional Money Market Fund	$1,293	$1,141	$3,999	$4,150	$–	*	$0
Large Cap Value Fund
iShares Russell 1000 Value Fund	$741	$1,044	$1,250	$983	$–		$45
PNC Advantage Institutional Money Market Fund	137	720	7,294	6,711	–	*	–

	$878	$1,764	$8,544	$7,694	$–	*	$45
Mid Cap Fund
PNC Advantage Institutional Money Market Fund	$849	$935	$1,488	$1,402	$–	*	$–
Mid Cap Index Fund
PNC Advantage Institutional Money Market Fund	$44	$74	$82	$52	$–	*	$–
Multi-Factor Small Cap Core Fund
iShares Russell 2000 Index Fund	$951	$–	$3,512	$4,544	$–		$99
PNC Advantage Institutional Money Market Fund	956	3,517	27,776	25,215	–	*	–

	$1,907	$3,517	$31,288	$29,759	$–	*	$99

	Value of Affiliated Investments at 05/31/14 (000)	Value of Affiliated Investments at 11/30/14 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Multi-Factor Small Cap Growth Fund
iShares Russell 2000 Index Fund	$–	$333	$333	$–	$–		$–
PNC Advantage Institutional Money Market Fund	1,609	2,517	3,271	2,363	–	*	–
	$1,609	$2,850	$3,604	$2,363	$–	*	$–

Multi-Factor Small Cap Value Fund
iShares Russell 2000 Index Fund	$–	$908	$1,115	$232	$–		$(4)
PNC Advantage Institutional Money Market Fund	2,336	2,390	2,958	2,904	–	*	–

	$2,336	$3,298	$4,073	$3,136	$–	*	$(4)

S&P 500 Index Fund
BlackRock	$370	$474	$49	$11	$–		$– *
PNC Advantage Institutional Money Market Fund	1,324	2,943	31,682	30,063	1		–
PNC Financial Services Group	427	495	70	12	–		1

	$2,121	$3,912	$31,801	$30,086	$1		$1

Small Cap Fund
PNC Advantage Institutional Money Market Fund	$59,664	$68,527	$106,417	$97,554	$4		$–

Small Cap Index Fund
PNC Advantage Institutional Money Market Fund	$46	$195	$259	$110	–	*	$–

Bond Fund
PNC Advantage Institutional Money Market Fund	$7,012	$4,373	$26,122	$28,761	$1		$–

Government Mortgage Fund
PNC Advantage Institutional Money Market Fund	$1,299	$972	$12,591	$12,918	$–	*	$–

High Yield Bond Fund
PNC Advantage Institutional Money Market Fund	$1,926	$2,797	$5,191	$4,320	$–	*	$–

Intermediate Bond Fund
PNC Advantage Institutional Money Market Fund	$7,167	$5,140	$25,496	$27,523	$1		$–

Limited Maturity Bond Fund
PNC Advantage Institutional Money Market Fund	$6,594	$2,160	$46,809	$51,244	$1		$–

Total Return Advantage Fund
PNC Advantage Institutional Money Market Fund	$8,581	$9,825	$29,111	$27,867	$1		$–

Ultra Short Bond Fund
PNC Advantage Institutional Money Market Fund	$10,472	$12,206	$96,991	$95,257	$3		$–

*Amount represents less than $500.

4. Custodian, Distribution/12b-1 Fees and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for Advantage. The Custodian fees for the Trust (excluding the Target Date Funds) and Advantage are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage and 0.001% of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage in excess of $10 billion. The Custodian fees are allocated to the Trust (excluding the Target Date Funds) and Advantage based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

For the Target Date Funds, The Bank of New York Mellon receives a base fee in addition to other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

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N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

Distribution/12b-1 Fees

For its services to the Trust, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser.

The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act (“Rule 12b-1”). Pursuant to the Class A Shares plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than the Distribution (12b-1) fees stated in the table below for Class A Shares of each Fund. This commitment, which may be terminated by the Board at any time, continues through September 28, 2015, at which time the Board will consider whether to renew, revise or discontinue it.

The Trust also has adopted a distribution plan for Class C Shares of the Funds in accordance with Rule 12b-1. Pursuant to the Class C Shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class C Shares. During low yield environments, a portion of these fees may be voluntarily waived in order to maintain a minimum yield for the Fund class.

For the six-month period ended November 30, 2014, the 12b-1 fee accrual rates were as shown in the following table:

	Annual Rate
	Class A	Class C
Balanced Allocation Fund	0.040%	0.750%
International Equity Fund	0.050%	0.750%
Large Cap Core Fund	0.030%	0.750%
Large Cap Growth Fund	0.050%	0.750%
Large Cap Value Fund	0.050%	0.750%
Mid Cap Fund	0.030%	0.750%
Multi-Factor Small Cap Core Fund	0.030%	N/A
Multi-Factor Small Cap Growth Fund	0.030%	0.750%
Multi-Factor Small Cap Value Fund	0.030%	0.750%
S&P 500 Index Fund	0.000%	0.750%
Small Cap Fund	0.050%	0.750%
Bond Fund	0.030%	0.750%
Government Mortgage Fund	0.030%	0.750%
High Yield Bond Fund	0.010%	N/A
Intermediate Bond Fund	0.030%	0.750%
Limited Maturity Bond Fund	0.030%	0.750%
Total Return Advantage Fund	0.030%	0.750%
Ultra Short Bond Fund	0.030%	N/A
Intermediate Tax Exempt Bond Fund	0.030%	0.750%
Maryland Tax Exempt Bond Fund	0.030%	0.750%
Ohio Intermediate Tax Exempt Bond Fund	0.030%	0.750%
Tax Exempt Limited Maturity Bond Fund	0.030%	N/A

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

5. Investments

During the six-month period ended November 30, 2014, the cost of purchases and proceeds from sales of investments, maturities and paydowns, other than short-term investments, were:

	Cost of Purchases and
	Proceeds from Sales and Maturities		Cost of Purchases and
	of Long-Term Securities		Proceeds from Sales, Maturities and Paydowns
	(other than U.S. Government Obligations)		of Long-Term U.S. Government Obligations
	Purchases	Sales	Purchases	Sales
	(000)	(000)	(000)	(000)
Retirement Income Fund	$ 18	$ 13	$ –	$ –
Target 2020 Fund	1,474	433	–	–
Target 2030 Fund	391	133	–	–
Target 2040 Fund	36	31	–	–
Target 2050 Fund	107	60	–	–
Balanced Allocation Fund	11,701	11,054	3,285	5,262
International Equity Fund	86,844	45,846	–	–
Large Cap Core Fund	5,831	8,273	–	–
Large Cap Growth Fund	18,636	22,640	–	–
Large Cap Value Fund	34,388	61,474	–	–
Mid Cap Fund	768	2,075	–	–
Mid Cap Index Fund	472	484	–	–
Multi-Factor Small Cap Core Fund	46,568	25,749	–	–
Multi-Factor Small Cap Growth Fund	13,428	14,234	–	–
Multi-Factor Small Cap Value Fund	10,054	10,561	–	–
S&P 500 Index Fund	22,293	7,229	–	–
Small Cap Fund	126,856	67,101	–	–
Small Cap Index Fund	574	550	–	–
Bond Fund	28,126	26,356	22,618	48,435
Government Mortgage Fund	2,101	6,245	3,354	1,335
High Yield Bond Fund	4,476	4,009	–	–
Intermediate Bond Fund	28,625	28,548	48,034	83,851
Limited Maturity Bond Fund	34,390	38,651	39,758	55,633
Total Return Advantage Fund	21,420	54,180	34,000	77,906
Ultra Short Bond Fund	68,570	75,599	99,256	106,372
Intermediate Tax Exempt Bond	11,447	12,418	–	–
Maryland Tax Exempt Bond	1,786	3,415	–	–
Ohio Intermediate Tax Exempt Bond	5,401	11,179	–	–
Tax Exempt Limited Maturity Bond	33,137	34,556	–	–

6. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six-month period ended November 30, 2014 and for each

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N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

Fund’s open tax years (years ended May 31, 2011 through May 31, 2014), with the exception of the Target Date Funds which commenced operations on October 1, 2012 and the Mid Cap Index Fund and Small Cap Index Fund which commenced operations on December 30, 2013, and has concluded that no provision for income tax is required in each Fund’s financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, investments in partnerships, investments in royalty trusts, investments in Passive Foreign Investment Companies (“PFICs”), wash sales, market discount, paydowns, foreign currency translation and the expiration of capital loss carryforwards. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate components of net assets in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2014:

	Undistributed
	(Distributions in Excess of)	Accumulated
	Net Investment	Net Realized	Paid-in
	Income	Gains (Losses)	Capital
	(000)	(000)	(000)
Retirement Income Fund	$(1)	$1	$–
Target 2020 Fund	(1)	1	–
Target 2030 Fund	(2)	2	–
Target 2040 Fund	(2)	2	–
Target 2050 Fund	(2)	2	–
Balanced Allocation Fund	30	(30)	–*
International Equity Fund	151	(151)	–
Large Cap Growth Fund	(22)	22	–
Large Cap Value Fund	(59)	59	–*
Mid Cap Fund	41	–	(41)
Mid Cap Index Fund	– *	–	–*
Multi-Factor Small Cap Core Fund	10	(10)	–*
Multi-Factor Small Cap Growth Fund	83	31	(114)
Multi-Factor Small Cap Value Fund	(66)	67	(1)
Small Cap Fund	926	(829)	(97)
Small Cap Index Fund	– *	– *	–*
Bond Fund	307	(307)	–
Government Mortgage Fund	393	752	(1,145)
Intermediate Bond Fund	222	(222)	–
Limited Maturity Bond Fund	466	972	(1,438)
Total Return Advantage Fund	74	(74)	–
Ultra Short Bond Fund	755	854	(1,609)
Maryland Tax Exempt Bond Fund	– *	– *	–
Ohio Intermediate Tax Exempt Bond Fund	– *	– *	–
Tax Exempt Limited Maturity Bond Fund	– *	– *	–
*Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2014, capital loss carryforwards that were utilized to offset capital gains were as follows:

Fund	(000)
Balanced Allocation Fund	$4,872
International Equity Fund	28,078
Large Cap Core Fund	3,979
Large Cap Growth Fund	11,987
Large Cap Value Fund	9,949
Mid Cap Fund	804
Multi-Factor Small Cap Core Fund	4,997
Multi-Factor Small Cap Growth Fund	4,561
Multi-Factor Small Cap Value Fund	5,268
S&P 500 Index Fund	1,230
Small Cap Fund	1,577
Limited Maturity Bond Fund	393
Total Return Advantage Fund	857

At May 31, 2014, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2015	2016	2017	2018	2019	Indefinite	Total
Balanced Allocation Fund	$–	$–	$–	$1,884	$–	$ –	$1,884
International Equity Fund(1)	–	–	36,918	13,237		–	50,155
Large Cap Core Fund	–	3,386	–	27,880	–	–	31,266
Large Cap Growth Fund	–	–	–	36,217	–	–	36,217
Large Cap Value Fund	–	–	48,896	44,150	–	–	93,046
Mid Cap Fund	–	–	40,981	20,694	–	2,276	63,951
Multi-Factor Small Cap Core Fund	–	–	–	1,752	–	–	1,752
Multi-Factor Small Cap Growth Fund(2)	–	–	1,347	–	–	–	1,347
Multi-Factor Small Cap Value Fund	–	–	28,177	24,328	–	–	52,505
Small Cap Fund(1)	–	–	3,706	–	–	–	3,706
Bond Fund	–	–	–	–	–	178	178
Government Mortgage Fund	2,137	–	–	61	–	73	2,271
Limited Maturity Bond Fund	2,712	–	224	–	–	–	2,936
Total Return Advantage Fund	–	–	–	5,050	–	–	5,050
Ultra Short Bond Fund	784	–	–	–	1,002	3,501	5,287
Tax Exempt Limited Maturity Bond Fund	–	–	–	–	–	282	282

(1)	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with its respective PNC Fund on February 1, 2010.
(2)	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with the Allegiant Multi-Factor Mid Cap Growth on July 24, 2009.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

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N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

7. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds.

	Class I
	Six-Month
	Period	Year
	Ended	Ended
	11/30/14	05/31/14
Retirement Income Fund
Shares issued	–	1,079
Shares reinvested	1	2
Shares redeemed	–	(1,079)

Net increase	1	2

Target 2020 Fund
Shares issued	97	–
Shares reinvested	–	2

Net increase	97	2

Target 2030 Fund
Shares issued	22	20
Shares reinvested	–	2

Net increase	22	22

Target 2040 Fund
Shares issued	–	–
Shares reinvested	–	2

Net increase	–	2

Target 2050 Fund
Shares issued	4	1
Shares reinvested	–	2

Net increase	4	3

	Class I		Class A		Class C		Class R4		Class R5
	Six-Month		Six-Month		Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year	Period	Period	Period
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/14	05/31/14	11/30/14	05/31/14	11/30/14	05/31/14	11/30/14	5/31/14	11/30/14
Balanced Allocation Fund
Shares issued	103	487	26	59	–	2	N/A	N/A	N/A
Shares reinvested	33	58	5	8	–	–	N/A	N/A	N/A
Shares redeemed	(145)	(460)	(90)	(129)	(5)	(12)	N/A	N/A	N/A

Net increase (decrease)	(9)	85	(59)	(62)	(5)	(10)	N/A	N/A	N/A

International Equity Fund
Shares issued	2,444	8,980	149	224	26	68	N/A	N/A	N/A
Share reinvested	–	209	–	6	–	–	N/A	N/A	N/A
Shares redeemed	(1,181)	(2,332)	(57)	(66)	(7)	(5)	N/A	N/A	N/A

Net increase	1,263	6,857	92	164	19	63	N/A	N/A	N/A

	Class I		Class A		Class C		Class R4		Class R5
	Six-Month		Six-Month		Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year	Period	Period	Period
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/14	05/31/14	11/30/14	05/31/14	11/30/14	05/31/14	11/30/14	5/31/14	11/30/14
Large Cap Core Fund
Shares issued	43	151	3	4	6	1	N/A	N/A	N/A
Shares reinvested	5	14	1	1	–	–	N/A	N/A	N/A
Shares redeemed	(168)	(787)	(17)	(33)	(3)	–	N/A	N/A	N/A

Net increase (decrease)	(120)	(622)	(13)	(28)	3	1	N/A	N/A	N/A

Large Cap Growth Fund
Shares issued	39	45	2	10	3	–	N/A	N/A	N/A
Shares reinvested	–	7	–	2	–	–	N/A	N/A	N/A
Shares redeemed	(186)	(649)	(34)	(85)	–	(2)	N/A	N/A	N/A

Net increase (decrease)	(147)	(597)	(32)	(73)	3	(2)	N/A	N/A	N/A

Large Cap Value Fund
Shares issued	76	211	5	7	3	2	N/A	N/A	N/A
Shares reinvested	12	35	4	10	–	–	N/A	N/A	N/A
Shares redeemed	(1,339)	(712)	(72)	(199)	–	(2)	N/A	N/A	N/A

Net increase (decrease)	(1,251)	(466)	(63)	(182)	3	–	N/A	N/A	N/A

Mid Cap Fund
Shares issued	8	31	5	27	–	4	N/A	N/A	N/A
Shares redeemed	(20)	(172)	(61)	(160)	(5)	(12)	N/A	N/A	N/A

Net decrease	(12)	(141)	(56)	(133)	(5)	(8)	N/A	N/A	N/A

Mid Cap Index Fund(1)
Shares issued	–	300	N/A	N/A	N/A	N/A	–	–*	–

Net increase	–	300	N/A	N/A	N/A	N/A	–	–*	–

Multi-Factor Small Cap Core Fund
Shares issued	503	742	889	328	N/A	N/A	N/A	N/A	N/A
Shares reinvested	–	6	–	–	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(230)	(281)	(76)	(169)	N/A	N/A	N/A	N/A	N/A

Net increase	273	467	813	159	N/A	N/A	N/A	N/A	N/A

Multi-Factor Small Cap Growth Fund
Shares issued	62	187	43	16	2	5	N/A	N/A	N/A
Shares reinvested	–	1	–	–	–	–	N/A	N/A	N/A
Shares redeemed	(67)	(112)	(54)	(173)	–	(1)	N/A	N/A	N/A

Net increase (decrease)	(5)	76	(11)	(157)	2	4	N/A	N/A	N/A

Multi-Factor Small Cap Value Fund
Shares issued	126	150	28	143	1	19	N/A	N/A	N/A
Shares reinvested	–	6	–	11	–	1	N/A	N/A	N/A
Shares redeemed	(84)	(168)	(72)	(285)	(16)	(12)	N/A	N/A	N/A

Net increase (decrease)	42	(12)	(44)	(131)	(15)	8	N/A	N/A	N/A

S&P 500 Index Fund(2)
Shares issued	1,572	2,993	119	328	136	418	81	–*	–
Shares reinvested	76	129	10	22	2	7	–	–	–
Shares redeemed	(561)	(1,685)	(102)	(927)	(351)	(199)	(2)	–	–*

Net increase (decrease)	1,087	1,437	27	(577)	(213)	226	79	–*	–*

Small Cap Fund

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N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Class I		Class A		Class C		Class R4		Class R5
	Six-Month		Six-Month		Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year	Period	Period	Period
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/14	05/31/14	11/30/14	05/31/14	11/30/14	05/31/14	11/30/14	5/31/14	11/30/14
Shares issued	9,944	10,243	1,290	2,827	286	689	N/A	N/A	N/A
Shares reinvested	–	133	–	26	–	6	N/A	N/A	N/A
Shares redeemed	(2,244)	(3,346)	(751)	(1,084)	(126)	(62)	N/A	N/A	N/A

Net increase	7,700	7,030	539	1,769	160	633	N/A	N/A	N/A

Small Cap Index Fund(1)
Shares issued	5	500	N/A	N/A	N/A	N/A	–	–*	–

Net increase	5	500	N/A	N/A	N/A	N/A	–	–*	–

*	Amount represents less than $500.
(1)	Commenced operations on December 30, 2013.
(2)	Class R4 and Class R5 commenced operations on December 30, 2013.

	Class I		Class A		Class C
	Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/14	05/31/14	11/30/14	05/31/14	11/30/14	05/31/14
Bond Fund
Shares issued	1,204	5,305	2	7	–	11
Shares reinvested	107	225	2	5	–	–
Shares redeemed	(2,400)	(7,443)	(20)	(41)	(5)	(9)

Net increase (decrease)	(1,089)	(1,913)	(16)	(29)	(5)	2

Government Mortgage Fund
Shares issued	820	193	3	468	–	6
Shares reinvested	27	78	5	13	–	1
Shares redeemed	(935)	(4,101)	(75)	(219)	(31)	(143)

Net increase (decrease)	(88)	(3,830)	(67)	262	(31)	(136)

High Yield Bond Fund
Shares issued	96	2,057	6	25	N/A	N/A
Shares reinvested	58	110	1	2	N/A	N/A
Shares redeemed	(254)	(670)	(6)	(12)	N/A	N/A

Net increase	(100)	1,497	1	15	N/A	N/A

Intermediate Bond Fund
Shares issued	608	6,713	6	25	2	1
Shares reinvested	105	711	2	11	–	1
Shares redeemed	1,796	(8,375)	52	(79)	13	(54)

Net increase (decrease)	2,509	(951)	60	(43)	15	(52)

Limited Maturity Bond Fund
Shares issued	3,178	16,601	4	2	–	2
Shares reinvested	54	109	1	1	–	–
Shares redeemed	(6,017)	(15,331)	(53)	(66)	(41)	(44)

Net increase (decrease)	(2,785)	1,379	(48)	(63)	(41)	(42)

	Class I		Class A		Class C
	Six-Month		Six-Month		Six-Month
	Period	Year	Period	Year	Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	11/30/14	05/31/14	11/30/14	05/31/14	11/30/14	05/31/14
Total Return Advantage Fund
Shares issued	934	4,289	10	11	7	31
Shares reinvested	56	121	3	7	–	–
Shares redeemed	(6,066)	(6,076)	(51)	(94)	(2)	(25)

Net increase (decrease)	(5,076)	(1,666)	(38)	(76)	5	6

Ultra Short Bond Fund
Shares issued	11,322	41,177	–	18	N/A	N/A
Shares reinvested	28	57	–	–	N/A	N/A
Shares redeemed	(11,288)	(38,335)	(51)	(163)	N/A	N/A

Net increase (decrease)	62	2,899	(51)	(145)	N/A	N/A

Intermediate Tax Exempt Bond Fund
Shares issued	201	685	77	108	9	13
Shares reinvested	6	42	3	12	–	1
Shares redeemed	(472)	(5,021)	(34)	(138)	(6)	(31)

Net increase (decrease)	(265)	(4,294)	46	(18)	3	(17)

Maryland Tax Exempt Bond Fund
Shares issued	9	90	–	–	N/A	N/A
Shares reinvested	3	10	–	–	N/A	N/A
Shares redeemed	(234)	(1,002)	(12)	(10)	N/A	N/A

Net decrease	(222)	(902)	(12)	(10)	N/A	N/A

Ohio Intermediate Tax Exempt Bond Fund
Shares issued	54	126	1	1	–	1
Shares reinvested	3	16	5	17	–	1
Shares redeemed	(532)	(1,712)	(48)	(119)	–	(16)

Net decrease	(475)	(1,570)	(42)	(101)	–	(14)

Tax Exempt Limited Maturity Municipal Bond Fund
Shares issued	978	3,898	–	–	N/A	N/A
Shares reinvested	10	31	–	1	N/A	N/A
Shares redeemed	(1,541)	(3,980)	(2)	(8)	N/A	N/A

Net decrease	(553)	(51)	(2)	(7)	N/A	N/A

8. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Some countries in which certain of the Target Date, Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

Each Target Date Fund, Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Target Date, Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Maryland Tax Exempt Bond and Ohio Intermediate Tax Exempt Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. Intermediate Tax Exempt Bond follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Tax Exempt Bond Funds.

The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

9. Securities Lending

To generate additional income, the Target Date Funds, Equity Funds and Fixed Income Funds (the “Lending Funds”) may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”). The Lending Funds may lend their securities pursuant to a Lending Agreement with Brown Brothers Harriman & Co. (“BBH”), the securities lending agent. The Lending Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash as collateral equal at all times to at least 102% of the market value plus accrued interest of the domestic securities loaned and 105% of the market value plus accrued interest on the international securities loaned. The Lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The Lending Funds receive 80% of the income earned on the investment of collateral net of broker rebates and other expenses incurred by the securities lending agent.

There may be risks of delay in recovery of the securities, loss of value in the collateral provided by the borrower or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to the Reorganization, certain portfolios of the Acquired Funds participated in a securities lending program whereby portfolio securities were lent to approved brokers, dealers, or other financial institutions to earn additional income. Cash collateral received in connection with securities lending was invested in a joint collateral account for all portfolios of the Acquired Funds that participated in the securities lending program and was typically invested in certain high quality, liquid securities. For a period of time, the collateral account held a security which was being fair-valued in accordance with Board approved procedures at a value less than the value of collateral owed back to borrowers. The security was eventually exchanged for its underlying collateral which was then sold at a loss. A payment was made by the Adviser to partially offset the loss.

10. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

11. Contributions of Capital by Affiliate

On October 8, 2013, payments were voluntarily made by PNC Bank, N.A. (“PNC”), an affiliate of the Adviser, to certain Funds (the “Payee Funds”). These payments represent a reimbursement of shareholder services fees borne in prior periods by Class A shares and Class C shares of the Payee Funds. These amounts represent capital and are included as “Contribution of capital by affiliate” in the Payee Funds’ Statements of Changes in Net Assets.

12. Expense Reimbursement from Underwriter

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A shares and Class C Shares of certain Funds (the “Payee Funds”). This reimbursement, which was paid on June 12, 2014, represents shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and C shareholders.

13. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (the “FASB”) issued guidance to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

14. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

T R U S T E E S’  R E V I E W  A N D  A P P R O V A L  O F  A D V I S O R Y  A N D  S U B - A D V I S O R Y A G R E E M E N T S

( U n a u d i t e d)

Approval of Advisory Agreement

At a meeting held on June 4-5, 2014, the Trustees of PNC Funds and PNC Advantage Funds (the “Trusts”), each of whom is not an “interested person” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trusts (collectively, the “Trustees” or the “Board”), met in person to conduct their annual review of the Advisory Agreements between the Trusts and PNC Capital Advisors, LLC (the “Adviser”), with respect to each of the PNC Funds and PNC Advantage Funds.

The Trustees discussed with independent counsel to the Trustees (“Independent Counsel”) a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to the approval of the continuation of the Advisory Agreements. The agreement renewal process was divided into two meetings to allow the Adviser to present material relating to the services provided to the Funds for the Trustees’ review at the first meeting and to permit the Trustees time to evaluate any additional information requested from the Adviser before meeting to consider whether to approve each Advisory Agreement at the next Board meeting.

The Trustees received and reviewed extensive materials prepared by the Adviser in response to a request made by Independent Counsel that reflected her prior discussions with the Trustees concerning their responsibilities and information they indicated would be helpful to their review of each Advisory Agreement. These materials addressed, among other things, the nature of the advisory services provided by the Adviser, including portfolio management personnel and their compensation structure; the performance of the Funds managed by the Adviser, as well as the performance of other accounts managed by the Adviser with substantially similar investment policies; the profitability of each Advisory Agreement to the Adviser (both before and after consideration of distribution-related expenses and in relation to its publicly traded peers); other benefits the Adviser and its affiliates enjoy as a result of the Adviser’s relationship to the Funds; the Adviser’s operations with respect to its oversight of a Fund’s sub-adviser; brokerage, trading, soft dollar practices and securities lending practices; fees and expenses of each Fund compared to a peer group selected by Lipper, Inc.; the compliance program of the Adviser; and risk management and monitoring measures.

The Trustees received presentations from the Adviser on a number of topics, including a discussion on a fund-by-fund basis of each Fund’s performance relative to its peer funds and its benchmark (where applicable) and the advisory fees charged by the Adviser versus each Fund’s peer group. The Trustees discussed various factors including, but not limited to, the resources the Adviser devotes to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s other clients with substantially similar investment objectives. In that regard, the Trustees also considered information provided by the Adviser regarding differences in the services provided and the resources dedicated to those other accounts as compared to those provided and dedicated to the Funds. The Trustees also considered, where applicable, the fee waivers or expense limitations in place for a Fund.

In advance of the Board meeting held on August 27-28, 2014, the Trustees met in an executive session with Independent Counsel and discussed the proposed renewal of each Advisory Agreement. After that executive session and at the conclusion of the Board meeting on August 28, 2014, the Trustees voted to approve the renewal of each Advisory Agreement between the Trusts and the Adviser for a one-year period commencing October 1, 2014.

In reaching their decision to renew the Advisory Agreements, the Trustees considered whether each agreement continues to be in the best interest of the relevant Fund and its shareholders, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the agreements to the Funds. They discussed the materials pertaining to the other factors that they must consider for annual review of the agreements as presented at the June meeting, as well as information relevant to the Adviser’s services that they receive throughout the year. The Trustees discussed the Adviser’s responses to the Trustees’ follow up questions on the written materials, including the Adviser’s decision to reduce its contractual advisory fees for some Funds, to modify the expense limitation agreement to implement new and lower existing net operating expense limitations with respect to certain other Funds, and to liquidate a small number of the Funds.

The Trustees also considered the extent to which economies of scale achieved by the Adviser are shared with Fund shareholders. In that regard, the Trustees concluded that the Funds’ advisory fee schedules, the breakpoints in those schedules (where applicable), and the fee waivers or other expense limitation arrangements that may apply were appropriate and supported the renewal of the Advisory Agreements.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees confirmed that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser providing services to the Trusts.

Based on this review, the Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to act as the investment adviser to each Fund. With respect to the advisory fees, the Trustees concluded such fees were fair and reasonable in each instance.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of the relevant Fund and its shareholders.

Approval of Sub-Advisory Agreement for PNC International Equity Fund

At a meeting held on June 4-5, 2014, the Trustees met in person and voted to approve the renewal of the Sub-Advisory Agreement between the Adviser and Polaris Capital Management, LLC (the “Sub-Adviser’), on behalf of International Equity Fund (the “Fund”) for a one-year period commencing August 31, 2014.

The Trustees discussed with Independent Counsel a memorandum prepared by Independent Counsel relating to the Trustees’ responsibilities in considering the continuation of the Sub-Advisory Agreement. The Trustees discussed in detail the materials provided to the Trustees in response to a request for information and the report at the meeting from representatives from the Sub-Adviser on the nature of the sub-advisory services provided by the Sub-Adviser, including the personnel dedicated to performing services for the Sub-Adviser and the research, due diligence and investment selection process utilized by the Sub-Adviser; the performance of the Sub-Adviser, including performance information for its other similarly managed accounts; the contractual level of fees charged by the Sub-Adviser to portfolios advised by the Sub-Adviser using substantially similar investment objectives; the profitability of the Sub-Adviser related to providing sub-advisory services to the Fund; the operations, policies and procedures and compliance systems of the Sub-Adviser; succession planning by the Sub-Adviser; and risk management and monitoring measures.

The Trustees discussed whether the continuance of the Sub-Advisory Agreement would be in the best interests of shareholders, based significantly on the nature and quality of the services provided by the Sub-Adviser and whether the terms of the Sub-Advisory Agreement were reasonable. In considering the nature and quality of the services, the Trustees considered the investment and business operations capabilities of the Sub-Adviser. In connection with this discussion, the Trustees inquired of the Adviser about its experience with the Sub-Adviser. Based on this review, the Trustees concluded that the Sub-Adviser had the capabilities, resources and personnel necessary to continue to serve as sub-adviser to the Fund.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees confirmed that there were no pending litigation or regulatory actions against the Sub-Adviser that would adversely affect or prohibit the Sub-Adviser’s services to the Fund. With respect to the sub-advisory fees, the Trustees noted that such fees remained the same and concluded such fees were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

P N C  F u n d s

P R O X Y  V O T I N G  A N D  Q U A R T E R L Y  S C H E D U L E S  O F  I N V E S T M E N T S

(U n a u d i t e d )

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

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Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

www.foreside.com

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795 Providence, RI 02940-9795	PRESORTED STANDARD U.S. POSTAGE PAID BNY MELLON

PNC Funds

November 30, 2014
(Unaudited)

Semi-Annual Report
Money Market Funds

PNC Government Money Market Fund

PNC Money Market Fund

PNC Tax Exempt Money Market Fund

PNC Treasury Money Market Fund

PNC FUNDS

PNC MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

OTHER PNC FUNDS

TARGET DATE FUNDS

Retirement Income Fund

Target 2020 Fund

Target 2030 Fund

Target 2040 Fund

Target 2050 Fund

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Fund

Mid Cap Index Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Index Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Maryland Tax Exempt Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Tax Exempt Limited Maturity Bond Fund

T A B L E  O F  C O N T E N T S

Letter to Shareholders	1

Abbreviations and Definitions for Schedules of Investments and Financial Statements	5

Summary of Portfolio Holdings	6

Expense Tables	7

	Financial Highlights	Schedule of Investments

Government Money Market Fund	8	12
Money Market Fund	9	15
Tax Exempt Money Market Fund	10	19
Treasury Money Market Fund	11	24
Statements of Assets and Liabilities		26

Statements of Operations		30

Statements of Changes in Net Assets		32

Notes to Financial Statements		34

Trustees’ Review and Approval of Advisory Agreement		42

Proxy Voting and Quarterly Schedules of Investments		44

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Money Market Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2015 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

P N C  M o n e y  M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Money Market Funds for the six months ended November 30, 2014 (the “semi-annual period”).

Please note that effective October 8, 2014, PNC Ohio Municipal Money Market Fund and PNC Pennsylvania Tax Exempt Money Market Fund were liquidated pursuant to plans approved by the Board of Trustees on August 28, 2014. Multiple factors, including fund size, changing market conditions and decreased tax and yield benefits for investors, led PNC Capital Advisors, LLC (the “Adviser”) to evaluate certain state-specific money market fund offerings. Based on such evaluation and a recommendation by the Adviser, the Funds’ Board of Trustees approved the liquidation of these funds.

We continue to believe that by offering the opportunity to diversify your investments among an array of money market, taxable and tax-exempt fixed income, equity and retirement-oriented mutual funds, the Adviser may help you and/or your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets during the semi-annual period.

Economic Review

Global Gross Domestic Product (“GDP”) growth in the advanced economies was uneven during the semi-annual period. Accommodative monetary policies in developed countries helped to stabilize economic and financial conditions. However, emerging markets were under stress from various combinations of decelerating growth, current account deficits, currency depreciation and/or specific inflation. In the U.S., consumer spending growth remained modest, while government spending shifted from a drag to a more neutral impact to growth, and strength in fixed investment spending provided additional support. Annualized real GDP growth in the U.S. improved from a decrease of -2.1% in the first quarter of 2014 to increases of 4.6% and 5.0% during the second and third quarters of 2014, respectively.

As the semi-annual period began in June 2014, global economic growth appeared sluggish, as countries in developed markets were in different stages of their economic recoveries, while countries in the emerging markets were experiencing softer growth than seen over the prior decade. In the U.S., the Federal Reserve (the “Fed”) was decreasing its asset purchases by $10 billion per month, having begun the tapering of its quantitative easing program in January 2014. The U.S. GDP revision for the first quarter of 2014, announced at the end of June 2014, was far worse than most were expecting. Weather certainly played a factor during the first quarter, but most economic indicators during the second quarter suggested the first quarter reading was an anomaly. The Fed brushed off the concerns during its June meeting and continued to progress with its tapering actions.

During the third quarter of 2014, economic conditions in the U.S. remained generally positive. The pace of employment accelerated, and the unemployment rate finally fell below 6%. Capital spending indicators appeared to be pointed toward an increase in activity. Residential investment activity stalled somewhat, as previously record-high housing affordability conditions deteriorated due in part to higher home prices and rising mortgage rates. Government spending turned neutral after several years of detracting from growth. Despite the many positives during the third quarter, the pace of real growth in the U.S. remained sluggish at 2.6% year-over-year. Globally, monetary

“Annualized real GDP growth in the U.S. improved...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2014

1

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L E T T E R  T O  S H A R E H O L D E R S

“Business activity accelerated, with new orders indicating continued strength.” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2014

policy trajectories began to diverge. The U.S. and the U.K. were winding down monetary policy accommodation, while Japan and Europe were either commencing or increasing their respective unconventional monetary stimulus. In October 2014, the Fed concluded its quantitative easing purchases as scheduled, but indicated that short-term interest rates would likely remain low through at least mid-2015, contingent on improving labor measures and rising inflation expectations.

In October and November 2014, improvements in the U.S. labor market were supported by the private sector. Consumer spending growth was modest, consistent with disposable income and job growth. Consumer confidence remained below pre-recession levels despite a multi-year recovery, but lower energy prices were widely seen as a tailwind for discretionary spending. The recovery in the housing market remained uneven. Business activity accelerated, with new orders indicating continued strength. Measures of realized inflation remained generally well behaved, although inflation expectations fell along with energy prices. While U.S. economic growth was stronger than during the first half of the year, other developed economies, including Japan and France, moved into contraction territory, and several emerging market nations, most especially natural resource producers, were impacted by the slowdown in China and the declining price of oil.

Money Markets

Yields in the taxable and tax-exempt money markets remained extremely low throughout the semi-annual period.

As the semi-annual period began in June 2014, activity in the money markets was characterized by low volatility and the persistence of historically low yields as demand continued to outpace supply. The LIBOR curve did not materially change. Yields on short-dated U.S. Treasury bills were at or even below zero. The Fed’s overnight reverse repurchase facility (“RRP”) received record usage, as approved counterparties were allotted $340 billion on June 30. This compares with less than $200 billion each at April and May 2014 month ends and less than $250 billion at the end of March 2014. Through the RRP, the Fed lends U.S. Treasury securities to counterparties, such as dealers, money market funds and government-sponsored entities, in exchange for cash. In early June 2014, the European Central Bank (“ECB”) lowered its main refinancing rate and deposit rate by 10 basis points (a basis point is 1/100 of a percentage point), to 0.15% and -0.10%, respectively. The ECB was the first major central bank to dip into negative territory. While there was no effect on short-term rates in the U.S. market, yields on some euro commercial paper and bills dropped. This action was meant to discourage banks from leaving deposits with the ECB and instead provide incentive for banks to lend money, thereby spurring economic growth in the euro area.

During the third quarter of 2014, the money markets remained challenged by a lack of supply. Both LIBOR and fed funds futures were largely unchanged during the quarter. Net Treasury bill issuance was relatively flat, leaving new U.S. Treasury bill issuance for the year to date at -$119 billion. On September 17, 2014, the Federal Reserve Bank of New York announced it was changing terms on its RRP, effective September 22. Daily operations would be capped at $300 billion. While daily activity in the RRP has been primarily in the $140 billion to $170 billion range, quarter-end activity is historically much greater, and this quarter end was no different. There were 102 bids submitted, ranging from -0.20% to +0.05%, for a total of $407 billion. Only 81 bids, totaling $300 billion were accepted and awarded repo, or repurchase agreements, with the Fed on September 30. Investors were forced to place the remaining $107 billion in other liquid assets, further exacerbating the supply dilemma. Just the announcement of this change caused rates on short-term U.S. Treasury

2

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bills to fall, as investors anticipated the supply strain they would face at the end of the quarter. When the RRP was introduced last year, it was intended to be a “floor” on short-term rates. The recent changes made to the facility appear to have negated that intent. As the new cap on the RRP facility greatly hindered supply in the repo market at quarter end, yields on market repo were driven to or below zero for those investors able to obtain collateral.

Early October 2014 saw a continuation of buying of U.S. Treasury bills and agency discount notes in response to the cap on the RRP, only now the market was focusing on investments maturing in 2015. On October 29, 2014, the Fed reminded everyone that the RRP facility remained in a test phase and announced a series of test rates effective over the balance of 2014. The Fed’s stated goals of this phase were to test the market reaction to different rates and to see how the federal funds effective rate would respond. Perhaps more significantly, the Fed announced it would begin testing a term RRP facility, with a maximum term amount outstanding of $300 billion maturing in early January 2015. The Fed explicitly noted the term limit of $300 billion was in addition to the $300 billion limit on overnight RRPs, effectively doubling the amount of collateral the market had been expecting to see at year-end. At the time, the Fed did not announce all the details for its term RRP, but indicated that this phase of testing would not extend past January 5.

In an effort to make the RRP program as fully functional as possible, i.e. as effective as possible in establishing an interest rate floor and maximum control over the tightening process, the Fed announced on November 12, 2014 that it was again accepting applications from entities wishing to become RRP counterparties. Most eligible money market funds had already gained that status in earlier application rounds. At the end of November 2014, there were 140 counterparties to the Fed in the RRP program, inclusive of 40 banks and primary dealers, 94 money market funds and six government-sponsored enterprises (“GSEs”).

There was also a significant development on the money market regulatory front during the semi-annual period as the U.S. Securities and Exchange Commission (“SEC”) announced its long-awaited money market reforms on July 23, 2014. The new rules will require, among other things, certain money market funds to cease using the amortized cost method to value their shares and to cause transactions in shares of these funds to be effected using a “floating” NAV. The SEC also adopted amendments that would permit the board of trustees of a money market fund to impose a liquidity fee of up to 2% of a shareholder’s redemption request (any such fee a “temporary liquidity fee”) and/or suspend redemptions for a period of up to ten days in certain circumstances. The amendments may require the imposition of a temporary liquidity fee in some circumstances, unless the Board determines such a fee is not in the fund’s best interests. Those provisions are expected to become effective in October 2016. For more on these reforms, please see our 2014 Money Market Reform – What You Need to Know commentary and 2014 Money Market Reform – FAQs from July 2014 on our web site at pncfunds.com.

Our View Ahead

At the end of the semi-annual period, major developed market economic growth and respective monetary policy actions were in different stages with the U.S. in the later stages, showing the best economic growth and near term prospects. Financial conditions in the U.S. have undergone repair during the recovery, and thus, in our view, U.S. economic growth expansion is likely to continue into 2015. We believe buoying such growth will be still-accommodative U.S. monetary policy, as the U.S. employment situation continues to improve and inflation indicators remain benign. On the fiscal side, we expect the end of the federal fiscal drag to reinforce U.S. economic growth, while broad-based gains in consumer spending, residential investment and business investment provide additional support. At the same time, we remain cognizant that a strengthening U.S. dollar may lead to pressures from a widening trade deficit. Further, in contrast to the U.S., Europe may require additional time to strengthen its banking system. Japan and China are attempting structural reforms that will take additional time to implement. As we look ahead, geopolitical risks are always an underlying concern, and the situations in Russia, Ukraine, North Korea and the Middle East remain persistent hotspots of turmoil.

3

P N C  M o n e y  M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“...we expect the end of the federal fiscal drag to reinforce U.S. economic growth...” Commentary provided by PNC Capital Advisors, LLC as of November 30, 2014

As we approach the first rise in short-term interest rates, perhaps in the middle of 2015, and as SEC reforms are slowly phased in, we believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors in the money markets. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

We thank you for being a part of the PNC Money Market Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark McGlone President and Chief Investment Officer PNC Capital Advisors, LLC	Jennifer E. Spratley President PNC Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds’ trading intent.

4

P N C  M o n e y  M a r k e t  F u n d s

A B B R E V I A T I O N S  A N D   D E F I N I T I O N S  F O R  S C H E D U L E S  O F

I N V E S T M E N T S  A N D  F I N A N C I A L  S T A T E M E N T S

Schedules of Investments:

BAN — Bond Anticipation Note

Cl — Class

DD — Delayed Delivery Transaction. Assets have been segregated by PNC Tax Exempt Money Market Fund as collateral for delayed-delivery transactions.

DN — Discount Note. The rate shown is the effective yield at purchase date.

FRN — Floating Rate Note. The rate shown is the rate in effect on November 30, 2014, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

FHA — Federal Housing Administration

LLC — Limited Liability Company

LOC — Letter of Credit

MTN — Medium Term Note

NATL-RE — National Public Finance Guaranty Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

RN — Revenue Note

SBPA — Standby Bond Purchase Agreement

TRAN — Tax Revenue Anticipation Note

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on November 30, 2014, and the date shown is the next reset or put date.

Financial Statements:

— Amounts designated as “ — ” are either zero or rounded to zero.

See Notes to Financial Statements.

5

P N C  M o n e y  M a r k e t  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

The tables below present portfolio holdings as of November 30, 2014 as a percentage of total investments for each of the PNC Money Market Funds.

Government Money Market Fund
Repurchase Agreements	34.7%
Federal Home Loan Bank	21.1
Federal National Mortgage Association	16.6
Federal Home Loan Mortgage Corporation	16.1
Federal Farm Credit Bank	7.0
U.S. Treasury Note	2.5
Money Market Funds	2.0
100.0%

Money Market Fund
Commercial Paper	34.7%
Asset-Backed Commercial Paper	18.5
Repurchase Agreements	17.1
Certificates of Deposit	10.0
Education Revenue Bonds	5.2
Asset-Backed Securities	3.5
Refunding Bonds	3.3
Corporate Bonds	1.8
General Obligations	1.5
Hospital/Nursing Home Revenue Bonds	1.5
Industrial/Development Revenue Bonds	1.1
Funding Agreement	1.0
Federal Home Loan Bank	0.8
100.0%

Tax Exempt Money Market Fund
Refunding Bonds	38.7%
Hospital/Nursing Home Revenue Bonds	15.5
Education Revenue Bonds	10.8
General Obligations	5.9
Anticipation Notes	4.8
Refunding Notes	4.8
Water/Sewer Revenue Bonds	4.3
Other Revenue Bonds	4.0
Prerefunded & Escrowed to Maturity	3.2
Transportation Revenue Bonds	3.0
Industrial/Development Revenue Bonds	1.9
Other Revenue Notes	1.5
Public Facilities Revenue Bonds	1.5
Utility Revenue Bonds	0.1
100.0%

Treasury Money Market Fund
U.S. Treasury Notes	55.4%
U.S. Treasury Bills	40.3
Money Market Funds	4.3
100.0%

At November 30, 2014, the following percentage of the Tax Exempt Money Market Fund’s net assets were insured by bond insurers.

Bond Insurer	Tax Exempt Money Market
FHA	3.1%
NATL-RE	1.0%
PSF-GTD	0.2%
Total	4.3%

6

P N C  M o n e y  M a r k e t  F u n d s

E X P E N S E  T A B L E S

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (June 1, 2014 to November 30, 2014).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

—

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

—

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	06/01/14	11/30/14	Ratio	Period(1)

Government Money Market Fund
Actual
Class I	$1,000.00	$1,000.06	0.07%	$0.35
Class A	1,000.00	1,000.06	0.07	0.34
Hypothetical(2)
Class I	1,000.00	1,024.72	0.07	0.35
Class A	1,000.00	1,024.73	0.07	0.34

Money Market Fund
Actual
Class I	$1,000.00	$1,000.15	0.11%	$0.55
Class A	1,000.00	1,000.15	0.11	0.55
Class C	1,000.00	1,000.15	0.12	0.58
Hypothetical(2)
Class I	1,000.00	1,024.52	0.11	0.56
Class A	1,000.00	1,024.52	0.11	0.56
Class C	1,000.00	1,024.49	0.12	0.59

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	06/01/14	11/30/14	Ratio	Period(1)

Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,000.12	0.05%	$0.27
Class A	1,000.00	1,000.12	0.06	0.29
Class T	1,000.00	1,000.12	0.04	0.22
Hypothetical(2)
Class I	1,000.00	1,024.80	0.05	0.27
Class A	1,000.00	1,024.78	0.06	0.29
Class T	1,000.00	1,024.85	0.04	0.22

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,000.06	0.02%	$0.09
Class A	1,000.00	1,000.06	0.02	0.09
Hypothetical(2)
Class I	1,000.00	1,024.98	0.02	0.09
Class A	1,000.00	1,024.98	0.02	0.09

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges which may apply to redemptions of Class C Shares of the Money Market Fund and which are described in the Prospectus. If these transactional costs were included, your costs would be higher.

The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period (June 1, 2014 to November 30, 2014).

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

(2) Assumes annual return of 5% before expenses.

7

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S (U n a u d i t e d)

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0 ,  2 0 1 4

a n d  f o r  t h e  Y e a r s  E n d  e d  M a y  3 1 ,

u n l e s s  o t h e r w i s e  i n d  i c a t e d

	Government Money Market Fund
	Class I										Class A
	2014*		2014	2013		2012	2011		2010		2014*		2014		2013		2012	2011		2010
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Net Investment Income†	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	– **	–	**	–	**
Realized and Unrealized Gain (Loss) on Investments	–	**	–	–	**	–	–	**	–		–	**	–		–	**	–	–	**	–
Total from Investment Operations	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	– **	–	**	–	**
Dividends from Net Investment Income	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	– **	–	**	–	**
Distributions from Net Realized Gains	–		–	–		–	–		–		–		–		–		–	–		–
Total Distributions	–	**	– **	–	**	– **	–	**	–	**	–	**	–	**	–	**	– **	–	**	–	**
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Total Return	0.01%		0.01%	0.01%		0.02%	0.05%		0.07%		0.01%		0.01%		0.01%		0.02%	0.05%		0.05%

Ratios/Supplemental Data
Net Assets End of Period (000)	$658,143		$738,100	$809,229		$960,513	$1,008,254		$1,600,289		$135,486		$133,915		$79,789		$109,523	$153,670		$255,430
Ratio of Expenses to Average Net Assets	0.07%		0.07%	0.15%		0.12%	0.16%		0.20	%(1)	0.07%		0.02	%(2)	0.15%		0.12%	0.16%		0.22	%(1)
Ratio of Net Investment Income to Average Net Assets	0.01%		0.01%	0.01%		0.01%	0.05%		0.06%		0.01%		0.06	%(2)	0.01%		0.01%	0.05%		0.05%
Ratio of Expenses to Average Net Assets (Before Fees Waivers and Reimbursement, as applicable)	0.36%		0.36%	0.36%		0.35%	0.35%		0.35%		0.36%		0.36%		0.36%		0.35%	0.35%		0.52%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.28)%		(0.28)%	(0.20)%		(0.22)%	(0.14)%		(0.09)%		(0.28)%		(0.28)%		(0.20)%		(0.22)%	(0.14)%		(0.25)%

* For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1) The Board of Trustees of the Government Money Market, Money Market, and Tax Exempt Money Market Funds (collectively, the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, each Fund paid a participation fee of 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

(2) During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

8

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S (U n a u d i t e d)

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0 ,  2 0 1 4

a n d  f o r  t h e  Y e a r s  E n d  e d  M a y  3 1 ,

u n l e s s  o t h e r w i s e  i n d  i c a t e d

	Money Market Fund
	Class I											Class A
	2014*	2014		2013		2012		2011		2010		2014*	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Net Investment Income†	– **	–	**	–	**	–	**	–	**	–	**	– **	–	**	–	**	–	**	–	**	–	**
Realized and Unrealized Gain (Loss) on Investments	–	–		–	**	–	**	–	**	–	**	–	–		–	**	–	**	–	**	–	**
Total from Investment Operations	– **	–	**	–	**	–	**	–	**	–	**	– **	–	**	–	**	–	**	–	**	–	**
Contributions of Capital by Affiliate†	–	–	**(1)	–		–		–		–		–	–	**(1)	–		–		–		–
Dividends from Net Investment Income	– **	–	**	–	**	–	**	–	**	–	**	– **	–	**	–	**	–	**	–	**	–	**
Distributions from Net Realized Gains	–	–		–		–		–		–		–	–		–		–		–		–
Total Distributions	– **	–	**	–	**	–	**	–	**	–	**	– **	–	**	–	**	–	**	–	**	–	**

Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.02%	0.04%		0.05%		0.05%		0.06%		0.07%		0.02%	0.04%		0.05%		0.05%		0.06%		0.05%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,346,368	$1,345,698		$1,355,988		$1,434,843		$1,481,871		$1,732,447		$278,942	$264,307		$256,602		$380,226		$457,216		$526,326
Ratio of Expenses to Average Net Assets	0.11%	0.11%		0.16%		0.14%		0.21%		0.24	%(2)	0.11%	0.11	%(3)	0.16%		0.14%		0.21%		0.25	%(2)
Ratio of Net Investment Income to Average Net Assets	0.03%	0.04%		0.05%		0.05%		0.05%		0.07%		0.03%	0.04	%(3)	0.05%		0.05%		0.05%		0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.35%	0.36%		0.36%		0.35%		0.34%		0.36%		0.35%	0.36%		0.36%		0.35%		0.34%		0.51%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.21)%	(0.21)%		(0.15)%		(0.16)%		(0.08)%		(0.05)%		(0.21)%	(0.21)%		(0.15)%		(0.16)%		(0.08)%		(0.21)%

	Money Market Fund
	Class C
	2014*	2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Net Investment Income†	– **	–	**	–	**	–	**	–	**	–	**
Realized and Unrealized Gain (Loss) on Investments	–	–		–	**	–	**	–	**	–	**
Total from Investment Operations	– **	–	**	–	**	–	**	–	**	–	**
Contributions of Capital by Affiliate†	–	–	**(1)	–		–		–		–
Dividends from Net Investment Income	– **	–	**	–	**	–	**	–	**	–	**
Distributions from Net Realized Gains	–	–		–		–		–		–
Total Distributions	– **	–	**	–	**	–	**	–	**	–	**

Net Asset Value, End of Period	$ 1.00	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Total Return	0.02%	0.05%		0.05%		0.05%		0.06%		0.06%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 248	$1,424		$ 77		$ 78		$ 130		$ 173
Ratio of Expenses to Average Net Assets	0.12%	0.11	%(3)	0.16%		0.14%		0.21%		0.25	%(2)
Ratio of Net Investment Income to Average Net Assets	0.03%	0.03	%(3)	0.05%		0.05%		0.05%		0.06%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.36%	0.35%		0.36%		0.35%		0.34%		1.27%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement)	(0.21)%	(0.21)%		(0.15)%		(0.16)%		(0.08)%		(0.96)%

* For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1) During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 8 in Notes to Financial Statements.

(2) The Board of Trustees of the Government Money Market, Money Market, and Tax Exempt Money Market Funds (collectively, the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, each Fund paid a participation fee of 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

(3) During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment had no impact to Class A ratios and Class C ratios. See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

9

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a  t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n  d e d  N o v e m b e r  3 0 ,  2 0 1 4

a n d  f o r  t h e  Y e a r s  E n d  e d  M a y  3 1 ,

u n l e s s  o t h e r w i s e  i n d  i c a t e d

	Tax Exempt Money Market Fund
	Class I									Class A
	2014**	2014	2013		2012	2011		2010		2014**		2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Net Investment Income†	– *	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Realized and Unrealized Gain (Loss) on Investments	–	–	–	*	–	–	*	–	*	–		–		–	*	–		–	*	–	*
Total from Investment Operations	– *	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Dividends from Net Investment Income	– *	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Distributions from Net Realized Gains	–	–	–		–	–		–		–		–		–		–		–		–
Total Distributions	– *	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return	0.01%	0.02%	0.02%		0.02%	0.04%		0.11%		0.01%		0.02%		0.02%		0.03%		0.04%		0.09%

Ratios/Supplemental Data
Net Assets End of Period (000)	$410,298	$419,054	$509,879		$531,409	$539,656		$657,732		$38,143		$39,591		$42,426		$37,249		$32,775		$69,132
Ratio of Expenses to Average Net Assets	0.05%	0.06%	0.14%		0.12%	0.23%		0.23	%(1)	0.06	%(2)	0.07	%(2)	0.14%		0.11	%(3)	0.23%		0.26	%(1)
Ratio of Net Investment Income to Average Net Assets	0.02%	0.02%	0.02%		0.02%	0.03%		0.11%		0.02	%(2)	0.02	%(2)	0.02%		0.03	%(3)	0.03%		0.09%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.30%	0.31%	0.31%		0.30%	0.30%		0.31%		0.30%		0.31%		0.31%		0.30%		0.30%		0.51%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.23)%	(0.23)%	(0.15)%		(0.16)%	(0.04)%		0.03%		(0.22)%		(0.22)%		(0.15)%		(0.16)%		(0.04)%		(0.16)%

	Tax Exempt Money Market Fund
	Class T
	2014**	2014	2013		2012	2011(4)
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00
Net Investment Income†	– *	– *	–	*	– *	–	*
Realized and Unrealized Gain (Loss) on Investments	–	–	–	*	–	–	*
Total from Investment Operations	– *	– *	–	*	– *	–	*
Dividends from Net Investment Income	– *	– *	–	*	– *	–	*
Distributions from Net Realized Gains	–	–	–		–	–
Total Distributions	– *	– *	–	*	– *	–	*
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00

Total Return	0.01%	0.02%	0.02%		0.02%	0.03%

Ratios/Supplemental Data
Net Assets End of Period (000)	$179,654	$123,104	$120,542		$29,378	$2,808
Ratio of Expenses to Average Net Assets	0.04%	0.07%	0.13%		0.12%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.02%	0.02%		0.02%	0.03%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.30%	0.31%	0.31%		0.30%	0.30%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.24)%	(0.22)%	(0.16)%		(0.16)%	(0.05)%

*	Amount represents less than $0.005 per share.
**	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.
(1)

The Board of Trustees of the Government Money Market, Money Market, and Tax Exempt Money Market Funds (collectively, the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, each Fund paid a participation fee of 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

(2)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A. This voluntary commitment had no impact to Class A ratios. See Note 9 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which had no impact to Class A ratios.

(4)	Class T Shares were first sold (excluding seed capital of $10) on August 3, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

10

	Treasury Money Market Fund
	Class I												Class A
	2014*		2014		2013		2012		2011		2010		2014*		2014		2013		2012		2011		2010
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Net Investment Income†	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Realized and Unrealized Gain (Loss) on Investments	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Total from Investment Operations	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Payment by Affiliate†	–		–		–		–		–	**(1)	–		–		–		–		–		–	**(1)	–
Dividends from Net Investment Income	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Distributions from Net Realized Gains	–		–		–		–		–		–		–		–		–		–		–		–
Total Distributions	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**	–	**
Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return	0.01%		0.02%		0.01%		0.01%		0.01%		0.02%		0.01%		0.02%		0.01%		0.01%		0.01%		0.02%

Ratios/Supplemental Data
Net Assets End of Period (000)	$248,200		$214,348		$289,839		$326,694		$260,447		$286,756		$166,101		$173,571		$120,798		$83,704		$93,457		$94,755
Ratio of Expenses to Average Net Assets	0.02%		0.04%		0.08%		0.04%		0.12%		0.12%		0.02%		0.03	%(2)	0.08%		0.04%		0.12%		0.13%
Ratio of Net Investment Income to Average Net Assets	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.02	%(2)	0.01%		0.01%		0.01%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.36%		0.36%		0.37%		0.36%		0.35%		0.35%		0.36%		0.36%		0.37%		0.36%		0.35%		0.52%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.33)%		(0.31)%		(0.28)%		(0.31)%		(0.22)%		(0.22)%		(0.33)%		(0.31)%		(0.28)%		(0.31)%		(0.22)%		(0.38)%

*	For the six-month period ended November 30, 2014. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)	A capital infusion in November 2010 resulted in an increase of $0.0003 in the net asset value per share of Class I and Class A and had no effect on the total returns of the Fund.
(2)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

11

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 61.6%
Federal Farm Credit Bank — 7.1%
Federal Farm Credit Bank
0.280%, 12/11/14	$6,650	$6,650
0.180%, 03/12/15	8,000	8,001
0.350%, 07/30/15	11,500	11,516
Federal Farm Credit Bank (DN)
0.080%, 12/24/14	9,100	9,100
Federal Farm Credit Bank (FRN)
0.080%, 03/09/15	7,300	7,299
0.090%, 05/08/15	14,000	14,000

		56,566

Federal Home Loan Bank — 21.4%
Federal Home Loan Bank
0.125%, 12/19/14	4,100	4,100
0.080%, 01/15/15	9,100	9,100
0.125%, 04/29/15	7,300	7,300
2.875%, 06/12/15	7,125	7,228
Federal Home Loan Bank (DN)
0.060%, 12/03/14	25,500	25,500
0.050%, 12/05/14	24,200	24,200
0.020%, 01/02/15	13,200	13,200
0.025%, 01/06/15	12,000	12,000
0.070%, 01/14/15	4,000	4,000
0.055%, 01/20/15	6,200	6,199
0.072%, 01/21/15	8,000	7,999
0.065%, 01/30/15	9,500	9,499
0.065%, 03/27/15	8,000	7,998
0.170%, 07/29/15	8,000	7,991
Federal Home Loan Bank (FRN)
0.109%, 01/13/15	14,000	14,000
0.100%, 01/20/15	9,150	9,150

		169,464

Federal Home Loan Mortgage Corporation — 16.3%
Federal Home Loan Mortgage Corporation
0.330%, 12/29/14	7,300	7,301
0.050%, 01/14/15	3,000	3,000
0.065%, 01/21/15	3,900	3,900
0.350%, 03/18/15	7,000	7,005
0.500%, 04/17/15	5,372	5,380
0.500%, 08/28/15	14,000	14,033
Federal Home Loan Mortgage Corporation (DN)
0.085%, 12/11/14	5,400	5,400
0.055%, 12/22/14	9,100	9,100
0.050%, 01/13/15	2,000	2,000
0.055%, 01/14/15	7,000	7,000
0.050%, 01/16/15	9,000	8,999
0.050%, 01/28/15	10,000	9,999
0.050%, 01/29/15	10,000	9,999
0.100%, 02/03/15	6,000	5,999
0.100%, 02/10/15	5,550	5,549
0.100%, 02/18/15	8,500	8,498
0.090%, 03/12/15	2,000	1,999
0.096%, 04/21/15	8,000	7,997
0.085%, 04/27/15	6,500	6,498

		129,656

Federal National Mortgage Association — 16.8%
Federal National Mortgage Association
0.070%, 12/03/14	6,250	6,250
0.750%, 12/19/14	16,394	16,399

	Par (000)	Value (000)

0.096%, 01/05/15	$ 2,300	$2,300
0.045%, 01/05/15	4,440	4,440
0.055%, 01/12/15	7,000	6,999
0.375%, 03/16/15	7,000	7,005
5.000%, 04/15/15	5,538	5,638
Federal National Mortgage Association (DN)
0.100%, 12/03/14	8,200	8,200
0.095%, 12/24/14	5,869	5,869
0.090%, 12/24/14	9,100	9,099
0.060%, 01/05/15	17,000	16,999
0.052%, 01/05/15	12,000	11,999
0.040%, 01/05/15	5,000	5,000
0.100%, 01/14/15	2,462	2,462
0.070%, 02/02/15	3,100	3,100
0.095%, 02/04/15	7,900	7,899
0.085%, 02/14/15	8,300	8,298
0.100%, 03/02/15	5,301	5,300

		133,256

Total U.S. Government Agency Obligations (Cost $488,942)		488,942
U.S. TREASURY OBLIGATION — 2.6%
U.S. Treasury Note — 2.6%
0.065%, 01/31/16 (FRN)	20,350	20,349

Total U.S. Treasury Obligation (Cost $20,349)		20,349

	Number of Shares
MONEY MARKET FUNDS — 2.0%
Invesco Government & Agency Portfolio	1,000,000	1,000
PNC Advantage Institutional Government Money Market Fund, Institutional Shares†	15,016,999	15,017

Total Money Market Funds (Cost $16,017)		16,017

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — 35.1%
Goldman Sachs & Co.

0.070% (dated 11/28/14, due 12/01/14, repurchase price $54,000,315, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.500% to 5.500%, due 04/01/23 to 06/01/44, total value $55,080,001)	$54,000	54,000

HSBC Securities USA

0.080% (dated 11/28/14, due 12/01/14, repurchase price $54,000,360, collateralized by Federal National Mortgage Association Bond, 2.500%, due 01/01/28, total value $55,083,122)	54,000	54,000

See Notes to Financial Statements.

12

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — continued
Merrill Lynch Pierce Fenner and Smith

0.080% (dated 11/28/14, due 12/01/14, repurchase price $107,453,716, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.000% to 8.000%, due 07/01/15 to 12/01/44, total value $109,602,060)	$107,453	$107,453

Toronto Dominion Securities LLC

0.110% (dated 11/28/14, due 12/01/14, repurchase price $63,000,578, collateralized by Federal National Mortgage Association Bond, 3.500%, due 12/01/28, total value $64,260,001)	63,000	63,000

Total Repurchase Agreements (Cost $278,453)		278,453

TOTAL INVESTMENTS — 101.3% (Cost $803,761)*		803,761
Other Assets & Liabilities – (1.3)%		(10,132)

TOTAL NET ASSETS — 100.0%		$793,629

*	Also cost for Federal income tax purposes.
†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

††

As of November 30, 2014, the gross value of repurchase agreements was $278,453 (000) and the value of collateral received, excluding excess, was $278,453 (000). See Note 2 in Notes to Financial Statements.

See Notes to Financial Statements.

13

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Funds	$16,017	$–	$–	$16,017
Repurchase Agreements	–	278,453	–	278,453
U.S. Government Agency Obligations	–	488,942	–	488,942
U.S. Treasury Obligation	–	20,349	–	20,349

Total Assets - Investments in Securities	$16,017	$787,744	$–	$803,761

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

14

P N C  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 3.5%
Automotive — 2.3%
CarMax Auto Owner Trust,
Series 2014-4, Cl A1
0.210%, 11/16/15	$11,200	$11,200
Fifth Third Auto Trust,
Series 2014-3, Cl A1
0.210%, 05/16/15	12,028	12,028
Hyundai Auto Lease Securitization Trust,
Series 2014-B, Cl A1
0.200%, 07/15/15 144A	1,718	1,718
Mercedes Benz Auto Lease Trust,
Series 2014-A, Cl A1
0.200%, 12/15/14	444	444
Volkswagen Auto Loan Enhanced Trust,
Series 2014-2, Cl A1
0.200%, 10/20/15	11,334	11,334
World Omni Auto Receivables Trust,
Series 2014-A, Cl A1
0.200%, 05/15/15	273	273

		36,997

Equipment — 1.2%
CNH Equipment Trust,
Series 2014-C, Cl A1
0.200%, 06/15/15	14,934	14,934
GE Equipment Midticket LLC,
Series 2014-1, Cl A1
0.200%, 09/22/15	4,493	4,493

		19,427

Total Asset-Backed Securities (Cost $56,424)		56,424

CERTIFICATES OF DEPOSIT — 10.1%
Yankee — 10.1%
Bank of Nova Scotia
0.170%, 12/15/14	10,000	10,000
Canadian Imperial Bank of Commerce NY
0.210%, 02/02/15	14,000	14,000
Canadian Imperial Bank of Commerce NY (FRN)
0.185%, 05/05/15	15,000	15,000
0.313%, 05/26/15	18,600	18,600
Credit Suisse NY
0.220%, 12/02/14	11,400	11,400
Norde Bank Finland NY
0.155%, 12/16/14	15,000	15,000
0.180%, 01/26/15	12,000	12,000
0.170%, 02/10/15	17,000	17,000
Toronto Dominion NY
0.130%, 01/05/15	8,000	8,000
0.210%, 01/20/15	12,000	12,000
0.300%, 08/10/15	15,000	15,000
Westpac Banking
0.223%, 03/13/15	16,000	16,000

Total Certificates of Deposit (Cost $164,000)		164,000

	Par (000)	Value (000)
ASSET-BACKED COMMERCIAL PAPER† — 18.7%
Financial Services — 18.7%
Alpine Securitization
0.129%, 12/09/14	$24,000	$23,999
Ciesco LLC
0.170%, 12/03/14	6,000	6,000
Collateralized CP LLC
0.150%, 01/06/15	14,000	13,998
0.180%, 01/15/15	8,000	7,998
0.190%, 01/23/15	25,000	24,993
CRC Funding LLC
0.102%, 12/02/14	2,600	2,600
Erste Abwicklungsanstalt
0.099%, 12/12/14	23,850	23,849
0.160%, 12/19/14	16,000	15,999
0.160%, 03/16/15	9,000	8,996
Fairway Finance LLC
0.100%, 12/10/14	18,231	18,230
0.100%, 12/12/14	8,000	8,000
0.150%, 01/06/15	8,000	7,999
0.155%, 02/19/15	6,000	5,998
Gotham Funding
0.140%, 12/11/14	7,000	7,000
Govco LLC
0.170%, 02/19/15	15,500	15,494
Liberty Street Funding LLC
0.130%, 12/18/14	4,000	4,000
0.150%, 01/07/15	5,000	4,999
Nieuw Amsterdam Receivables
0.121%, 12/02/14	3,500	3,500
0.170%, 01/08/15	30,000	29,995
Old Line Funding LLC
0.220%, 03/13/15	8,000	7,995
Sheffield Receivables
0.150%, 12/12/14	4,910	4,910
0.180%, 02/10/15	9,000	8,997
0.180%, 02/19/15	9,000	8,996
Starbird Funding
0.170%, 01/02/15	24,000	23,996
Victory Receivables
0.150%, 12/02/14	9,000	9,000
0.110%, 12/05/14	6,000	6,000

Total Asset-Backed Commercial Paper (Cost $303,541)		303,541

COMMERCIAL PAPER† — 34.9%
Banks — 23.7%
Abbey National North America
0.051%, 12/03/14	23,000	23,000
0.240%, 01/02/15	12,000	11,997
0.210%, 01/08/15	13,500	13,497
Australia & New Zealand Banking Group
0.166%, 03/23/15	9,000	8,995
Bank of Tokyo-Mitsubishi
0.120%, 12/01/14	5,000	5,000
0.190%, 01/02/15	10,500	10,498
0.160%, 01/21/15	9,000	9,000
BNP Paribas Finance
0.100%, 12/01/14	24,000	24,000
Canadian Imperial Holdings
0.060%, 12/01/14	18,000	18,000

See Notes to Financial Statements.

15

P N C  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4   ( U n a u d i t e d )

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Banks — continued
Commonwealth Bank of Australia
0.110%, 12/03/14	$5,000	$5,000
0.100%, 12/10/14	10,000	10,000
0.200%, 12/16/14	6,000	5,999
0.115%, 12/22/14	10,000	9,999
0.120%, 12/22/14	4,000	4,000
1.950%, 03/16/15	13,700	13,761
DnB Bank ASA
0.220%, 12/05/14	12,800	12,800
0.170%, 01/05/15	9,000	8,999
0.160%, 01/09/15	13,000	12,998
0.220%, 01/20/15	15,000	14,995
HSBC USA
0.170%, 12/02/14	16,000	16,000
0.170%, 12/05/14	12,000	12,000
0.170%, 02/17/15	21,100	21,092
National Australia Funding DE
0.200%, 01/15/15	15,000	14,996
0.190%, 02/09/15	9,000	8,997
Rabobank USA Financial
0.230%, 03/02/15	20,000	19,988
Standard Chartered Bank
0.165%, 02/17/15	9,000	8,997
Svenska Handelsbanken
0.170%, 12/08/14	13,000	13,000
0.215%, 01/26/15	13,000	12,996
0.180%, 02/23/15	10,000	9,996
0.190%, 03/16/15	7,500	7,496
Toronto Dominion NY
0.180%, 03/27/15	17,000	16,990

		385,086

Financial Services — 5.4%
America Honda Finance
0.130%, 01/21/15	9,000	8,998
CPPIB Capital
0.145%, 02/09/15	6,000	5,998
JPMorgan Securities LLC
0.311%, 06/15/15	15,500	15,474
Novartis Finance
0.068%, 12/05/14	14,350	14,350
Paccar Financial
0.120%, 01/07/15	9,000	8,999
0.110%, 01/15/15	10,000	9,998
Toyota Motor Credit
0.120%, 12/03/14	6,000	6,000
0.150%, 12/04/14	9,000	9,000
0.110%, 01/09/15	9,000	8,999

		87,816

Food, Beverage & Tobacco — 0.4%
Coca-Cola
0.130%, 01/28/15	6,000	5,999

Healthcare — 4.3%
Abbott Laboratories
0.100%, 01/26/15	8,000	7,999
Catholic Health Initiatives
0.180%, 12/02/14	10,600	10,600
0.160%, 12/03/14	10,000	10,000
0.180%, 03/03/15	6,000	5,997
0.220%, 05/05/15	9,000	8,991

	Par (000)	Value (000)

Johnson & Johnson
0.050%, 12/10/14	$26,000	26,000

		69,587

Insurance — 1.1%
Metlife Short Term Funding LLC
0.120%, 12/08/14	9,000	9,000
0.140%, 02/19/15	9,500	9,497

		18,497
Total Commercial Paper (Cost $566,985)		566,985

CORPORATE BONDS — 1.8%
Banks — 1.8%
Australia & New Zealand Banking Group
3.700%, 01/13/15 144A	4,100	4,116
Commonwealth Bank of Australia
0.185%, 12/16/14	9,000	9,000
Wells Fargo Bank NA (MTN) (FRN)
0.324%, 12/15/15	16,000	16,000

Total Corporate Bonds (Cost $29,116)		29,116

FUNDING AGREEMENT — 1.0%
New York Life Funding Agreement
0.235%, 06/12/15 (A)	16,000	16,000

Total Funding Agreement (Cost $16,000)		16,000

MUNICIPAL SECURITIES — 12.6%
Connecticut — 2.0%
Connecticut Health & Educational Facility
Authority, Yale University (RB)
Series U (VRDN)
0.030%, 12/05/14	32,540	32,540

Mississippi — 1.1%
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series C (VRDN)
0.050%, 12/05/14	9,000	9,000
0.040%, 12/01/14	9,180	9,180

		18,180

North Carolina — 0.9%
University of North Carolina at Chapel Hill (RB)
Series C (VRDN)
0.040%, 12/05/14	14,710	14,710

Ohio — 3.0%
Ohio State Common Schools (GO)
Series A (VRDN)
0.040%, 12/05/14	19,455	19,455
Ohio State Common Schools (GO)
Series B (VRDN)
0.040%, 12/05/14	4,860	4,860
Ohio State University (RB) Series B (VRDN)
0.040%, 12/05/14	7,100	7,100

See Notes to Financial Statements.

16

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
0.030%, 12/05/14	$16,775	$16,775

		48,190

Texas — 3.7%
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB) Series A-1 (VRDN)
0.020%, 12/01/14	7,640	7,640
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB) Series A-2 (VRDN)
0.020%, 12/01/14	2,000	2,000
Houston Higher Education Finance, Rice
University Project (RB)
Series B (VRDN)
0.040%, 12/05/14	3,000	3,000
Lower Neches Valley Authority Industrial
Development, ExxonMobil Project (RB)
Series A (VRDN)
0.050%, 12/01/14	22,300	22,300
Red River Education Financing Corporation,
Texas Christian University Project (RB)
(SBPA - Northern Trust) (VRDN)
0.050%, 12/05/14	16,000	16,000
0.040%, 12/05/14	9,600	9,600

		60,540

Virginia — 1.5%
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute (RB) Series B (VRDN)
0.030%, 12/05/14	10,800	10,800
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.050%, 12/05/14	13,400	13,400

		24,200

Wyoming — 0.4%
Uinta County, Chevron USA, Inc.
Project (RB) (VRDN)
0.040%, 12/01/14	7,500	7,500

Total Municipal Securities (Cost $205,860)		205,860

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Bank — 0.8%
Federal Home Loan Bank (DN)
0.062%, 12/03/14	6,000	6,001
0.072%, 01/21/15	7,000	6,999

Total U.S. Government Agency Obligations (Cost $13,000)		13,000

	Par (000)	Value (000)

REPURCHASE AGREEMENTS†† — 17.2%

Goldman Sachs & Co.

0.070% (dated 11/28/14, due 12/01/14,repurchase price $53,000,309, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 1.890% to 5.500%, due 03/01/27 to 05/01/44, total value $55,080,000)	$53,000	53,000

HSBC Securities USA

0.080% (dated 11/28/14, due 12/01/14,repurchase price $54,000,360, collateralized by Federal National Mortgage Association Bond, 5.000%, due 08/01/48, total value $55,083,971)	54,000	54,000

Merrill Lynch Pierce Fenner and Smith

0.080% (dated 11/28/14, due 12/01/14, repurchase price $110,424,736, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.000% to 5.500%, due 06/01/28 to 08/01/47, total value $112,632,481)	110,424	110,424

Toronto Dominion Securities LLC

0.110% (dated 11/28/14, due 12/01/14, repurchase price $63,000,578, collateralized by Federal Farm Credit Bank Bond and Federal National Mortgage Association Bonds, 0.185% to 4.000%, due 06/20/17 to 05/01/44, total value $64,260,000)	63,000	63,000

Total Repurchase Agreements (Cost $280,424)		280,424

TOTAL INVESTMENTS — 100.6% (Cost $1,635,350)*		1,635,350

Other Assets & Liabilities – (0.6)%		(9,792)

TOTAL NET ASSETS — 100.0%		$1,625,558

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

††

As of November 30, 2014, the gross value of repurchase agreements was $280,424 (000) and the value of collateral received, excluding excess, was $280,424 (000). See Note 2 in Notes to Financial Statements.

(A)	Illiquid Security. Total value of illiquid securities is $16,000 (000) and represents 1.0% of net assets as of November 30, 2014.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $5,834 (000) and represents 0.4% of net assets as of November 30, 2014.

See Notes to Financial Statements.

17

P N C  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Commercial Paper	$ –	$303,541	$–	$303,541
Asset-Backed Securities	–	56,424	–	56,424
Certificates of Deposit	–	164,000	–	164,000
Commercial Paper	–	566,985	–	566,985
Corporate Bonds	–	29,116	–	29,116
Funding Agreement	–	16,000	–	16,000
Municipal Securities	–	205,860	–	205,860
Repurchase Agreements	–	280,424	–	280,424
U.S. Government Agency Obligations	–	13,000	–	13,000

Total Assets - Investments in Securities	$ –	$1,635,350	$–	$1,635,350

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

18

P N C  T a x  E x e m p t   M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 103.2%
California — 0.7%
California State (GO) Series A
(LOC - Royal Bank of Canada) (VRDN)
0.030%, 12/05/14	$4,400	$4,400

Connecticut — 2.5%
Connecticut State Health & Educational Facility
Authority, Yale University (RB) Series U-2
(VRDN)
0.030%, 12/05/14	16,000	16,000

District of Columbia — 2.2%
District of Columbia, Georgetown University
(RB) Series C (LOC -TD Bank) (VRDN)
0.030%, 12/05/14	13,650	13,650

Florida — 1.9%
Citizens Property Insurance (RB) Series A
(NATL-RE)
5.000%, 03/01/15	6,010	6,080
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/15	5,625	5,757

		11,837

Illinois — 3.1%
Illinois Finance Authority, University of Chicago
(RB) (SBPA - U.S. Bank NA) (VRDN)
0.030%, 12/05/14	13,647	13,647
Illinois Finance Authority, University of Chicago
(RB) Series B (VRDN)
0.050%, 12/05/14	3,000	3,000
Illinois Finance Authority, University of Chicago
Medical Center (RB) (LOC - Wells Fargo
Bank) (VRDN)
0.010%, 12/01/14	2,560	2,560

		19,207

Indiana — 0.4%
Purdue University, Student Facilities System (RB)
Series A (VRDN)
0.040%, 12/05/14	2,435	2,435

Iowa—3.2%
Iowa City (RB) (SBPA - U.S. Bank NA) (VRDN)
0.050%, 12/01/14	13,595	13,595
Iowa Finance Authority, Drake University Project
(RB) (LOC - Wells Fargo Bank) (VRDN)
0.020%, 12/01/14	1,700	1,700
Iowa Higher Education Loan Authority (RN)
Series B
2.000%, 05/14/15	4,800	4,839

		20,134

Kentucky — 0.8%
Berea Educational Facilities, Berea College Project
(RB) Series A (VRDN)
0.040%, 12/01/14	2,800	2,800
Berea Educational Facilities, Berea College Project
(RB) Series B (VRDN)
0.040%, 12/01/14	2,215	2,215

		5,015

	Par (000)	Value (000)

Louisiana — 1.6%
Louisiana Public Facilities Authority, CHRISTUS
Health (RB) Series B-3 (LOC - Bank of New
York Mellon) (VRDN)
0.040%, 12/05/14	$10,310	$10,310

Maryland — 1.9%
Baltimore Industrial Development Authority,
Baltimore Capital Acquisition (RB) (LOC -
Bayerische Landesbank) (VRDN)
0.070%, 12/05/14	6,300	6,300
Montgomery County (BAN) (GO) Series B
(SPBA - Wells Fargo Bank) (VRDN)
0.020%, 12/01/14	5,530	5,530

		11,830

Minnesota — 1.6%
Rochester City, Health Care Facilities (RB) Series A (VRDN)
0.030%, 12/05/14	10,000	10,000

Mississippi — 2.0%
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB) Series G
(VRDN)
0.020%, 12/01/14	400	400
0.040%, 12/01/14	1,000	1,000
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB) Series K
(VRDN)
0.010%, 12/01/14	1,300	1,300
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series L (VRDN)
0.020%, 12/01/14	9,800	9,800

		12,500

Missouri — 3.4%
Missouri Development Finance Board, The
Nelson Gallery Foundation (RB) Series A
(SBPA - Northern Trust) (VRDN)
0.020%, 12/01/14	5,650	5,650
Missouri State Health & Educational Facilities
Authority, Ascension Health (RB) Series C-3
(VRDN)
0.050%, 12/05/14	14,160	14,160
Missouri State Health & Educational Facilities
Authority, Washington University (RB) Series B
(SBPA - Wells Fargo Bank) (VRDN)
0.020%, 12/01/14	1,475	1,475

		21,285

Nevada—0.8%
Nevada State (RB)
2.000%, 12/01/14	5,000	5,000

New Jersey — 3.5%
Hudson County Improvement Authority (RN)
Series T-1
1.000%, 05/13/15	9,000	9,029

See Notes to Financial Statements.

19

P N C  T a x  E x e m p t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
New Jersey — continued
Hudson County Improvement Authority (RN)
Series U-1A
1.250%, 07/15/15	$10,000	$10,055
Rutgers State University (RB) Series A (SBPA -
TD Bank) (VRDN)
0.020%, 12/01/14	3,035	3,035

		22,119

New York—9.5%
New York City (GO) Sub-Series B-3
(LOC - TD Bank) (VRDN)
0.050%, 12/05/14	16,200	16,200
New York City (GO) Sub-Series G-7
(LOC - Bank of Tokyo-Mitsubishi UFJ)
(VRDN)
0.010%, 12/05/14	3,015	3,015
New York City Municipal Water Finance
Authority (RB) Series BB-4 (SBPA - Wells
Fargo Bank) (VRDN)
0.010%, 12/01/14	3,000	3,000
New York City Municipal Water Finance
Authority (RB) Series DD-1 (SBPA - TD Bank)
(VRDN)
0.010%, 12/01/14	10,000	10,000
New York City Municipal Water Finance
Authority (RB) Sub-Series B-2 (SBPA - Royal
Bank of Canada) (VRDN)
0.030%, 12/05/14	3,900	3,900
New York City Transitional Finance Authority,
New York City Recovery (RB) Series 1,
Sub-Series 1D (SBPA - Landesbank
Hessen-Thuringen Girozentrale) (VRDN)
0.030%, 12/01/14	4,000	4,000
New York State Dormitory Authority, Prerefunded
08/15/15 @ 100 (RB) (FHA)
4.800%, 08/15/15	19,140	19,753

		59,868

North Carolina — 3.8%
Charlotte (GO) Series A
5.000%, 07/01/15	6,560	6,746
Charlotte-Mecklenburg Hospital Authority,
Carolinas Healthcare System(RB) Series H
(LOC - Wells Fargo Bank) (VRDN)
0.010%, 12/01/14	1,000	1,000
University of North Carolina at Chapel Hill (RB)
Series B (VRDN)
0.030%, 12/05/14	16,450	16,450

		24,196

Ohio — 20.2%
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series C
(LOC - Union Bank NA) (VRDN)
0.050%, 12/01/14	10,200	10,200
Cleveland Department of Public Utilities Division of Water (RB) Series Q
(LOC - Bank of New York Mellon) (VRDN)
0.050%, 12/05/14	28,050	28,050

	Par (000)	Value (000)

Cleveland-Cuyahoga County Port Authority,
Cleveland Museum of Art Project (RB)
Series D (SBPA - JPMorgan Chase Bank)
(VRDN)
0.040%, 12/05/14	$3,800	$3,800
Cleveland-Cuyahoga County Port Authority,
Museum of Art Project (RB)
Series C (SBPA - JPMorgan Chase Bank)
(VRDN)
0.040%, 12/05/14	1,900	1,900
Cuyahoga Falls (BAN) (GO)
1.000%, 12/04/14	1,000	1,000
1.000%, 12/03/15	1,550	1,562
Fairfield Township, Fire Station Improvement
(BAN) (GO)
1.000%, 06/04/15	1,800	1,807
Franklin County Hospital Facilities, OhioHealth
Corporation (RB) Series B (SBPA - Barclays
Bank PLC) (VRDN)
0.040%, 12/05/14	8,700	8,700
Franklin County Hospital Improvement,
Nationwide Children’s Hospital Project (RB)
Series B (VRDN)
0.030%, 12/05/14	5,100	5,100
Franklin County, Holy Cross Health Systems
Corporation (RB) (VRDN)
0.020%, 12/05/14	9,000	9,000
Franklin County, OhioHealth Corporation (RB)
Series A (SBPA - Barclays Bank PLC) (VRDN)
0.040%, 12/05/14	8,700	8,700
Highland Heights, Street
Improvement (BAN) (GO)
0.750%, 06/17/15	3,650	3,658
Lakewood (BAN) (GO)
1.000%, 04/10/15	1,550	1,554
Miami County (BAN) (GO)
1.000%, 11/24/15	2,500	2,517
Montgomery County, Miami Valley Hospital
(RB) Series C (SPBA - Barclays Bank PLC)
(VRDN)
0.010%, 12/01/14	4,800	4,800
North Ridgeville, Capital Improvement &
Equipment (BAN) (GO)
1.000%, 06/04/15	1,405	1,410
Ohio Higher Educational Facility Commission,
Xavier University 2000 Project (RB) (LOC -
U.S. Bank NA) (VRDN)
0.040%, 12/05/14	600	600
Ohio Higher Educational Facility Commission,
Xavier University 2008 Project (RB) Series A
(LOC - U.S. Bank NA) (VRDN)
0.040%, 12/05/14	900	900
Ohio State (GO) Series B (VRDN)
0.040%, 12/05/14##	9,000	9,000
Ohio State (GO) Series C (VRDN)
0.030%, 12/05/14	3,900	3,900
Ohio State (GO) Series D (VRDN)
0.040%, 12/05/14	5,600	5,600

See Notes to Financial Statements.

20

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State Higher Educational Facility
Commission, Cleveland Clinic Health System (RB) (SBPA - Wells Fargo Bank) (VRDN)
0.010%, 12/01/14	$4,900	$4,900
Ohio State University (RB) Series B (VRDN)
0.040%, 12/05/14	1,000	1,000
Ohio State University (RB) Series E (VRDN)
0.040%, 12/05/14	5,400	5,400
Perrysburg City (BAN) (GO)
1.000%, 10/29/15	1,825	1,836

		126,894

Pennsylvania — 11.8%
Abington Township (GO)
5.000%, 07/15/15	1,760	1,813
Beaver County Industrial Development Authority, FirstEnergy Generation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.030%, 12/01/14	4,550	4,550
Bucks County Industrial Development Authority, Grand View Hospital (RB) Series A
(LOC - TD Bank) (VRDN)
0.040%, 12/05/14	1,650	1,650
Delaware County Industrial Development
Authority, United Parcel Service
Project (RB) (VRDN)
0.050%, 12/01/14	800	800
Delaware River Port Authority (RB) Series A (LOC - Royal Bank of Canada) (VRDN)
0.030%, 12/05/14	18,400	18,400
Lower Merion Township School District, Capital Project (GO) Series B
(LOC - U.S. Bank NA) (VRDN)
0.040%, 12/05/14	700	700
Northampton County General Purpose Authority, Lehigh University (RB) (SBPA - JPMorgan Chase Bank) (VRDN)
0.030%, 12/05/14	600	600
Northampton County General Purpose Authority, Lehigh University (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.030%, 12/05/14	1,265	1,265
Pennsylvania Higher Educational Facilities
Authority, Drexel University (RB)
Second Series (LOC - JPMorgan Chase Bank) (VRDN)
0.040%, 12/05/14	500	500
Pennsylvania Higher Educational Facilities
Authority, Temple University (RB)
First Series A
5.000%, 04/01/15	2,915	2,962
Pennsylvania Higher Educational Facilities
Authority, University of Pennsylvania (RB) Series A (LOC - Bank of America) (VRDN)
0.040%, 12/05/14	1,600	1,600
Philadelphia (GO) Series B (LOC - Bank of New York Mellon) (VRDN)
0.050%, 12/05/14	2,000	2,000

	Par (000)	Value (000)

Philadelphia Gas Works (RB) 8th Series B
(LOC - Wells Fargo Bank) (VRDN)
0.040%, 12/05/14	$2,300	$2,300
Philadelphia Gas Works (RB) Fifth Series A-2 (LOC - JPMorgan Chase Bank) (VRDN)
0.040%, 12/05/14	950	950
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - JPMorgan Chase Bank (VRDN)
0.020%, 12/01/14	2,800	2,800
Philadelphia School District (GO) Series H
(LOC - Royal Bank of Canada) (VRDN)
0.040%, 12/05/14	4,400	4,400
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.060%, 12/05/14	11,460	11,460
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
0.030%, 12/05/14	15,220	15,220

		73,970

Tennessee — 1.6%
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives (RB) Series C (VRDN)
0.060%, 12/05/14	9,840	9,840

Texas — 19.8%
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-1 (VRDN)
0.020%, 12/01/14	1,370	1,370
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-2 (VRDN)
0.020%, 12/01/14	6,100	6,100
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-1 (VRDN)
0.020%, 12/01/14	2,500	2,500
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-2 (VRDN)
0.020%, 12/01/14	3,500	3,500
Harris County Health Facilities Development Corporation, Texas Children’s Health (RB)
Series 2 (SBPA- Wells Fargo Bank) (VRDN)
0.020%, 12/01/14	9,930	9,930
Harris County Health Facilities Development Corporation, Texas Children’s Health (RB) Series B-1 (SBPA - JPMorgan Chase Bank) (VRDN)
0.040%, 12/05/14	5,000	5,000
Lubbock Independent School District,
Prerefunded 02/15/15 @ 100 (GO) Series A (PSF-GTD)
4.000%, 02/15/15	1,000	1,008

See Notes to Financial Statements.

21

P N C  T a x   E x e m p t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Texas — continued
Red River Education Financing Corporation, Texas Christian University Project (RB) (SBPA - Northern Trust) (VRDN)
0.040%, 12/05/14	$5,000	$5,000
0.050%, 12/05/14	9,000	9,000
Tarrant County Cultural Education Facilities Finance Corporation, Baylor Health Care System Project (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN) 0.040%, 12/05/14	13,100	13,100
Tarrant County Health Facilities Development Corporation, Cook Children’s Medical System (RB) Series B (VRDN) 0.070%, 12/05/14	22,700	22,700
Texas (TRAN) (GO) (DD) 1.500%, 08/31/15	10,000	10,102
Texas Water Development Board (RB) Series A (SBPA - JPMorgan Chase Bank) (VRDN) 0.030%, 12/01/14	13,600	13,600
University of Texas System (RB)
Series B (VRDN)
0.020%, 12/05/14	8,490	8,490
0.030%, 12/05/14	10,000	10,000
University of Texas System (RB)
Series B (VRDN)
0.030%, 12/05/14	2,950	2,950

		124,350

Utah—3.7%
Murray, IHC Heath Services (RB) Series D
(SBPA - Wells Fargo Bank) (VRDN)
0.010%, 12/01/14	2,100	2,100
Utah County, IHC Health Services (RB) Series C (SBPA - U.S. Bank NA) (VRDN) 0.040%, 12/05/14	10,800	10,800
Utah State (GO) Series A
5.000%, 07/01/15	10,000	10,284

		23,184

Virginia — 2.6%
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute (RB) Series A (VRDN)
0.030%, 12/05/14	5,000	5,000
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute (RB) Series B (VRDN)
0.040%, 12/05/14	4,000	4,000
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.050%, 12/05/14	7,250	7,250
		16,250

	Par (000)	Value (000)

Washington — 0.6%
Washington Health Care Facilities Authority,
Multicare Health System (RB) Series D (LOC - Barclays Bank PLC) (VRDN)
0.020%, 12/01/14	$4,000	$4,000

Total Municipal Securities (Cost $648,274)		648,274
TOTAL INVESTMENTS — 103.2% (Cost $648,274)*		648,274
Other Assets & Liabilities – (3.2)%		(20,179)
TOTAL NET ASSETS — 100.0%		$628,095

*	Also cost for Federal income tax purposes.
##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

See Notes to Financial Statements.

22

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Securities	$ –	$648,274	$–	$648,274

Total Assets - Investments in Securities	$ –	$648,274	$–	$648,274

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

23

P N C  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 92.8%
U.S. Treasury Bills† — 39.1%
0.025%, 12/04/14	$5,000	$5,000
0.034%, 12/04/14	10,000	10,000
0.042%, 12/04/14	10,000	10,000
0.025%, 12/11/14	15,000	15,000
0.045%, 12/11/14	15,000	15,000
0.024%, 12/18/14	15,000	15,000
0.025%, 12/18/14	10,000	10,000
0.031%, 12/18/14	5,000	5,000
0.011%, 12/26/14	12,000	12,000
0.045%, 12/26/14	10,000	10,000
0.055%, 12/26/14	3,000	3,000
0.035%, 01/02/15	2,000	2,000
0.018%, 02/19/15	15,000	14,999
0.014%, 02/26/15	10,000	9,999
0.025%, 03/05/15	5,000	4,999
0.035%, 04/02/15	10,000	9,999
0.049%, 04/23/15	10,000	9,998

		161,994

U.S. Treasury Notes — 53.7%
0.250%, 11/30/14	18,000	18,000
0.250%, 12/15/14	23,000	23,002
0.125%, 12/31/14	35,000	35,003
0.250%, 01/15/15	7,000	7,002
0.250%, 01/31/15	49,500	49,518
0.250%, 02/15/15	33,000	33,015
0.250%, 02/28/15	27,000	27,014
0.375%, 03/15/15	10,000	10,010
0.250%, 03/31/15	8,000	8,006
0.375%, 04/15/15	1,750	1,752
0.375%, 06/15/15	1,500	1,502
0.065%, 01/31/16 (FRN)	8,500	8,499

		222,323

Total U.S. Treasury Obligations (Cost $384,317)		384,317

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 4.1%
BlackRock Treasury Trust Fund††	500,000	$500
Dreyfus Treasury Prime Cash Management	16,646,935	16,647

Total Money Market Funds (Cost $17,147)		17,147

TOTAL INVESTMENTS — 96.9% (Cost $401,464)*		401,464
Other Assets & Liabilities – 3.1%		12,837

TOTAL NET ASSETS — 100.0%		$414,301

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

24

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Funds	$17,147	$–	$–	$17,147

U.S. Treasury Obligations	–	384,317	–	384,317

Total Assets - Investments in Securities	$17,147	$384,317	$–	$401,464

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

25

P N C   M o n e y   M a r k e t  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Government
	Money Market	Money Market
	Fund	Fund

ASSETS

Investments in non-affiliates at value	$510,291	$1,354,926

Investments in affiliates at value	15,017	–

Investments in repurchase agreements at value	278,453	280,424

Total Investments at value(1)	803,761	1,635,350

Cash	1	11,822

Receivable for shares of beneficial interest issued	45	1,699

Dividends and interest receivable	269	208

Receivable from Adviser	31	–

Prepaid expenses	37	49

Other assets	100	211

Total Assets	804,244	1,649,339

LIABILITIES

Payable for shares of beneficial interest redeemed	10,351	23,273

Dividends payable

Class I	6	31

Class A	1	5

Investment advisory fees payable	–	17

Administration fees payable	37	70

Custodian fees payable	12	20

Transfer agent fees payable	21	34

Trustees’ deferred compensation payable	100	211

Trustees’ fees payable	13	22

Other liabilities	74	98

Total Liabilities	10,615	23,781

TOTAL NET ASSETS	$793,629	$1,625,558

Investments in non-affiliates at cost	$510,291	$1,354,926

Investments in affiliates at cost	15,017	–

Investments in repurchase agreements at cost	278,453	280,424

(1) Total Investments at cost	$803,761	$1,635,350

See Notes to Financial Statements.

26

	Government
	Money Market	Money Market
	Fund	Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$793,697	$1,625,661

Undistributed (Distributions in Excess of) Net Investment Income	(8)	(103)

Accumulated Net Realized Gain (Loss) on Investments	(60)	–

Total Net Assets	$793,629	$1,625,558

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$658,142,621	$1,346,367,624

Class I shares outstanding	658,336,317	1,346,502,711

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Class A	$135,486,131	$278,942,393

Class A shares outstanding	135,465,315	278,983,824

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Class C	N/A	$247,728

Class C shares outstanding	N/A	247,721

Net Asset Value, Offering and Redemption Price Per Share	N/A	$1.00

See Notes to Financial Statements.

27

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Tax Exempt	Treasury
	Money Market	Money Market
	Fund	Fund

ASSETS

Investments in non-affiliates at value	$648,274	$400,964

Investments in affiliates at value	–	500

Total Investments at value(1)	648,274	401,464

Cash	163	–

Receivable for shares of beneficial interest issued	17	13,011

Dividends and interest receivable	1,206	172

Receivable from Adviser	229	31

Prepaid expenses	33	29

Other assets	74	45

Total Assets	649,996	414,752

LIABILITIES

Payable for shares of beneficial interest redeemed	20,135	346

Payable for investment securities purchased	1,562	–

Dividends payable

Class I	9	2

Class A	–	1

Class T	3	–

Administration fees payable	32	18

Custodian fees payable	7	4

Transfer agent fees payable	16	10

Trustees’ deferred compensation payable	74	45

Trustees’ fees payable	12	7

Other liabilities	51	18

Total Liabilities	21,901	451

TOTAL NET ASSETS	$628,095	$414,301

Investments in non-affiliates at cost	$648,274	$400,964

Investments in affiliates at cost	–	500

(1) Total Investments at cost	$648,274	$401,464

See Notes to Financial Statements.

28

	Tax Exempt	Treasury
	Money Market	Money Market
	Fund	Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$628,107	$414,337

Undistributed (Distributions in Excess of) Net Investment Income	1	(26)

Accumulated Net Realized Gain (Loss) on Investments	(13)	(10)

Total Net Assets	$628,095	$414,301

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$410,297,882	$248,200,035

Class I shares outstanding	410,347,790	248,234,813

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Class A	$38,142,846	$166,100,577

Class A shares outstanding	38,139,525	166,110,046

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Class T	$179,653,869	N/A

Class T shares outstanding	179,653,342	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	N/A

See Notes to Financial Statements.

29

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x - M o n t h  P e r i o d  E n d e d  N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Government
	Money Market	Money Market
	Fund	Fund
Investment Income:
Dividends	$ 1	$ –
Interest	334	1,132

Total Investment Income(1)	335	1,132

Expenses:
Investment advisory fees	1,067	2,026
Administration fees	220	413
Transfer agent fees	44	81
Custodian fees	18	29
Professional fees	70	125
Pricing service fees	5	6
Printing and shareholder reports	7	26
Registration and filing fees	23	34
Trustees’ fees	26	46
Miscellaneous	35	49

Total Expenses	1,515	2,835

Less:
Waiver of investment advisory fees(1)	(1,067)	(1,945)
Expense reimbursement(1)	(155)	–

Net Expenses	293	890

Net Investment Income (Loss)	42	242

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments Sold	–	–

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 42	$ 242

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

30

Tax Exempt	Treasury
Money Market	Money Market
Fund	Fund

$–	$–
247	55

247	55

694	497
179	105
35	24
10	6
55	39
10	1
3	2
23	17
20	14
18	18

1,047	723

(694)	(497)
(175)	(192)

178	34

69	21

2	1

$71	$22

See Notes to Financial Statements.

31

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Government
	Money Market Fund		Money Market Fund
	For the		For the
	Six-Month	For the	Six-Month	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	November 30,	May 31,	November 30,	May 31,
	2014	2014	2014	2014

Investment Activities:
Net investment income (loss)	$42	$147	$242	$670
Net realized gain (loss) on investments sold	–	–	–	–

Net increase (decrease) in net assets resulting from operations	42	147	242	670

Dividends to Shareholders:
Dividends from net investment income:
Class I	(35)	(100)	(200)	(606)
Class A	(7)	(13)	(42)	(110)
Class T	–	–	–	–

Total dividends	(42)	(113)	(242)	(716)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	782,093	1,908,119	1,303,228	1,606,425
Class A	678,385	1,512,930	364,603	605,782
Class C	–	–	182	1,529
Class T	–	–	–	–
Reinvestment of dividends:
Class I	1	–	15	37
Class A	–	–	11	34

Total proceeds from shares issued and reinvested	1,460,479	3,421,049	1,668,039	2,213,807

Value of shares redeemed:
Class I	(862,051)	(1,979,229)	(1,302,573)	(1,616,710)
Class A	(676,814)	(1,458,857)	(349,979)	(598,107)
Class C	–	–	(1,359)	(181)
Class T	–	–	–	–

Total value of shares redeemed	(1,538,865)	(3,438,086)	(1,653,911)	(2,214,998)

Increase (decrease) in net assets from share transactions	(78,386)	(17,037)	14,128	(1,191)

Contribution of capital by affiliate(1)	–	–	–	–

Total increase (decrease) in net assets	(78,386)	(17,003)	14,128	(1,237)

Net Assets:
Beginning of period	872,015	889,018	1,611,430	1,612,667

End of period*	$793,629	$872,015	$1,625,558	$1,611,430

*Including undistributed (distributions in excess of) net investment income	$(8)	$(8)	$(103)	$(103)

(1)	See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.

32

Tax Exempt		Treasury
Money Market Fund		Money Market Fund
For the		For the
Six-Month	For the	Six-Month	For the
Period Ended	Year Ended	Period Ended	Year Ended
November 30,	May 31,	November 30,	May 31,
2014	2014	2014	2014

$69	$146	$21	$ 48
2	–	1	2

71	146	22	50

(50)	(104)	(11)	(38)
(4)	(10)	(9)	(19)
(15)	(31)	–	–

(69)	(145)	(20)	(57)

675,094	1,107,923	332,216	810,963
60,614	199,657	410,859	522,184
–	–	–	–
140,546	424,063	–	–

–	–	–	–
2	4	–	–

876,256	1,731,647	743,075	1,333,147

(683,851)	(1,198,749)	(298,365)	(886,447)
(62,065)	(202,496)	(418,330)	(469,411)
–	–	–	–
(83,996)	(421,501)	–	–

(829,912)	(1,822,746)	(716,695)	(1,355,858)

46,344	(91,099)	26,380	(22,711)

–	–	–	–

46,346	(91,098)	26,382	(22,718)

581,749	672,847	387,919	410,637

$628,095	$581,749	$414,301	$ 387,919

$1	$1	$(26)	$ (27)

See Notes to Financial Statements.

33

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. As of November 30, 2014, the Trust offered for sale shares of 33 Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the PNC Money Market Funds, as defined below, Class I, Class T and Class A Shares are sold without a sales charge; Class C Shares of PNC Money Market Fund are available only through dividend reinvestments, permitted exchanges or an initial purchase through a retirement plan, and may incur contingent deferred sales charges. Contingent deferred sales charges may be reduced or waived under certain circumstances.

Effective October 8, 2014, each of PNC Michigan Intermediate Municipal Bond Fund, PNC Pennsylvania Intermediate Municipal Bond Fund, PNC Pennsylvania Tax Exempt Money Market Fund, and PNC Ohio Municipal Money Market Fund were liquidated pursuant to plans approved by the Board of Trustees on August 28, 2014.

As of November 30, 2014, the Trust offered five asset categories that consist of the following Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Target Date Funds, Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

34

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on November 30, 2014 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

—	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

—	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments valued at Amortized Cost and Funding and Repurchase Agreements valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

—	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2014 can be found at the end of each Fund’s Schedule of Investments.

35

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

Each Fund, with the exception of Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of November 30, 2014.

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form

36

of cash, U.S. Treasury or U.S. Government agency securities, but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Yankee Obligations

PNC Money Market Fund may invest in Yankee obligations. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; currency fluctuation and expropriation or nationalization of foreign issuers. However, Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the six-month period ended November 30, 2014.

	Annual	Fee	Expense
	Rate	Waiver	Reimbursement
Government Money Market Fund*	0.25%	0.25%	0.04%
Money Market Fund*	0.25%	0.24%	0.00%
Tax Exempt Money Market Fund*	0.20%	0.20%	0.05%
Treasury Money Market Fund*	0.25%	0.25%	0.10%

*The Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.03% for Money Market Fund and 0.01% for Government Money Market and Treasury Money Market Funds from June 1, 2014 through November 30, 2014. This voluntary advisory fee waiver and expense reimbursement may be changed or terminated by the Adviser at any time.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class C and Class T Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class C and Class T Shares in consideration for payment of up to 0.25% of the average daily net assets of each Fund’s Class A Shares or Class C Shares and up to 0.10% of the average daily net assets of each Fund’s Class T Shares.

The Funds suspended accrual and payment of Shareholder Services Fees effective January 1, 2010. This suspension is voluntary and may be changed at any time.

Trustees’ Fees

For his or her service as a Trustee of the Trust and PNC Advantage Funds (“Advantage”), each Trustee receives an annual fee of $76,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for attendance at special Board meetings convened as necessary, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board receives an additional fee of $25,000 per year and, effectively January 1, 2015, the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. Prior to January 1, 2015, the Chairman of the Audit Committee received an additional fee of $6,000 per year for his services. No person who is an officer, director, trustee, or employee of the Adviser, PNC Funds Distributor, LLC (the “Underwriter”), or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the PNC Funds and PNC Advantage Funds based on their average daily net assets.

37

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon and the Adviser served as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.05% based on average daily net assets of the Trust’s Funds, excluding the average daily net assets of the Target Date Funds. For their services as Co-Administrators during the six-month period ended November 30, 2014, approximately 0.0218% was allocated to BNY Mellon and 0.0282% was allocated to the Advisor in aggregate. BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities to purchase shares of the money market funds offered by PNC Advantage Funds, a separate investment company affiliated with PNC Funds, or BlackRock Funds. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a PNC money market fund with respect to its short-term reserves swept into a PNC Advantage money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver may be terminated at any time without prior notice.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser.

The amounts invested by Government Money Market and Treasury Money Market Funds in PNC Advantage Institutional Government Money Market and BlackRock Treasury Trust Funds, respectively, remained unchanged during the six-month period ended November 30, 2014.

Details of affiliated holdings at November 30, 2014 are included in the respective Fund’s Schedule of Investments.

For the six-month period ended November 30, 2014, total income from affiliates for each of the Government Money Market Fund and Treasury Money Market Fund was less than $500. The amounts are included, but not separately disclosed, in the Statements of Operations.

4. Custodian, Distribution/12b-1 and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for Advantage. The Custodian fees for the Trust (excluding the Target Date Funds) and Advantage are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage and 0.001% of the combined average daily gross assets in excess of $10 billion of the Trust (excluding the Target Date Funds) and Advantage. The Custodian fees are allocated to the Trust (excluding the Target Date Funds) and Advantage based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Distribution/12b-1 Fees

For its services to the Trust, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser.

The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act (“Rule 12b-1”). Pursuant to the Class A Shares plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with

38

advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than 0.00% per annum. This commitment continues through September 28, 2015, at which time the Board will consider whether to renew, revise or discontinue it.

The Trust also has adopted a distribution plan for Class C Shares of the Money Market Fund in accordance with Rule 12b-1. Pursuant to the Class C Shares plan, Money Market Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount up to 0.75% per annum of the average daily net assets of the Fund’s Class C Shares.

During the six-month period ended November 30, 2014, the 12b-1 accrual was at an annual rate of 0.00% for each of the Funds.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

5. Federal Income Taxes

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not“ of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the six-month period ended November 30, 2014 and for each Fund’s open tax years (years ended May 31, 2011 through May 31, 2014) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2014:

Undistributed
	(Distributions in Excess of)	Accumulated
	Net Investment	Net Realized	Paid-in
	Income	Losses	Capital
	(000)	(000)	(000)
Money Market Fund	$–*	$–*	$–
*Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2014, capital loss carryforwards that were utilized to offset capital gains were as follows:

(000)
Treasury Money Market Fund	$2

At May 31, 2014, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

39

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Expiring May 31,
	2016	2017	2018	Total
Government Money Market Fund	$–	$59	$–	$59
Tax Exempt Money Market Fund	15	–	–	15
Treasury Money Market Fund	–	1	9	10

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards, which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

6. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund. The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit and liquidity guarantees.

7. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

8. Contribution of Capital by Affiliate

On October 8, 2013, a payment was voluntarily made by PNC Bank, N.A. (“PNC”), an affiliate of the Adviser, to Money Market Fund in the amount of $484. This payment represents a reimbursement of shareholder services fees borne in prior periods by Class A shares and Class C shares of the Fund. For tax purposes, this amount represents capital and is included as “Contribution of capital by affiliate” in the Fund’s Statement of Changes in Net Assets.

9. Expense Reimbursement from Underwriter

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A shares and Class C Shares of certain Funds (the “Payee Funds”). This reimbursement, which was paid on June 12, 2014, represents shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and C shareholders.

40

10. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (the “FASB”) issued guidance to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

11. Recent SEC Rule Amendments

In July 2014, the SEC adopted amendments to its rules governing the operation of money market funds. The new rules will require, among other things, certain money market funds to cease using the amortized cost method to value their shares and to cause transactions in shares of these funds to be effected using a “floating” NAV. The SEC also adopted amendments that would permit the board of trustees of a money market fund to impose a liquidity fee of up to 2% of a shareholder’s redemption request (any such fee a “temporary liquidity fee”) and/or suspend redemptions for a period of up to ten days in certain circumstances. The amendments may require the imposition of a temporary liquidity fee in some circumstances, unless the Board determines such a fee is not in the fund’s best interests. Those provisions are expected to become effective in October 2016. The Adviser and the Board are in the process of evaluating the rule amendments and their potential impact on the Funds and their financial statements.

12. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

41

T R U S T E E S ’  R E V I E W  A N D  A P P R O V A L  O F  A D V I S O R Y  A G R E E M E N T

( U n a u d i t e d )

At a meeting held on June 4-5, 2014, the Trustees of PNC Funds and PNC Advantage Funds (the “Trusts”), each of whom is not an “interested person” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trusts (collectively, the “Trustees” or the “Board”), met in person to conduct their annual review of the Advisory Agreements between the Trusts and PNC Capital Advisors, LLC (the “Adviser”), with respect to each of the PNC Funds and PNC Advantage Funds.

The Trustees discussed with independent counsel to the Trustees (“Independent Counsel”) a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to the approval of the continuation of the Advisory Agreements. The agreement renewal process was divided into two meetings to allow the Adviser to present material relating to the services provided to the Funds for the Trustees’ review at the first meeting and to permit the Trustees time to evaluate any additional information requested from the Adviser before meeting to consider whether to approve each Advisory Agreement at the next Board meeting.

The Trustees received and reviewed extensive materials prepared by the Adviser in response to a request made by Independent Counsel that reflected her prior discussions with the Trustees concerning their responsibilities and information they indicated would be helpful to their review of each Advisory Agreement. These materials addressed, among other things, the nature of the advisory services provided by the Adviser, including portfolio management personnel and their compensation structure; the performance of the Funds managed by the Adviser, as well as the performance of other accounts managed by the Adviser with substantially similar investment policies; the profitability of the Advisory Agreement to the Adviser (both before and after consideration of distribution-related expenses and in relation to its publicly traded peers); other benefits the Adviser and its affiliates enjoy as a result of the Adviser’s relationship to the Funds; the Adviser’s operations with respect to its oversight of a Fund’s sub-adviser; brokerage, trading, soft dollar practices and securities lending practices; fees and expenses of each Fund compared to a peer group selected by Lipper, Inc.; the compliance program of the Adviser; and risk management and monitoring measures.

The Trustees received presentations from the Adviser on a number of topics, including a discussion on a fund-by-fund basis of each Fund’s performance relative to its peer funds and its benchmark (where applicable) and the advisory fees charged by the Adviser versus each Fund’s peer group. The Trustees discussed various factors including, but not limited to, the resources the Adviser devotes to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s other clients with substantially similar investment objectives. In that regard, the Trustees also considered information provided by the Adviser regarding differences in the services provided and the resources dedicated to those other accounts as compared to those provided and dedicated to the Funds. The Trustees also considered, where applicable, the fee waivers or expense limitations in place for a Fund.

In advance of the Board meeting held on August 27-28, 2014, the Trustees met in an executive session with Independent Counsel and discussed the proposed renewal of each Advisory Agreement. After that executive session and at the conclusion of the Board meeting on August 28, 2014, the Trustees voted to approve the renewal of each Advisory Agreement between the Trusts and the Adviser for a one-year period commencing October 1, 2014.

In reaching their decision to renew the Advisory Agreements, the Trustees considered whether each agreement continues to be in the best interest of the relevant Fund and its shareholders, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the agreements to the Funds. They discussed the materials pertaining to the other factors that they must consider for annual review of the agreements as presented at the June meeting, as well as information relevant to the Adviser’s services that they receive throughout the year. The Trustees discussed the Adviser’s responses to the Trustees’ follow up questions on the written materials, including the Adviser’s decision to reduce its contractual advisory fees for some Funds, to modify the expense limitation agreement to implement new and lower existing net operating expense limitations with respect to certain other Funds, and to liquidate a small number of the Funds.

The Trustees also considered the extent to which economies of scale achieved by the Adviser are shared with Fund shareholders. In that regard, the Trustees concluded that the Funds’ advisory fee schedules, the breakpoints in those schedules (where applicable), and the fee waivers or other expense limitation arrangements that may apply were appropriate and supported the renewal of the Advisory Agreements.

42

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees confirmed that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser providing services to the Trusts.

Based on this review, the Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to act as the investment adviser to each Fund. With respect to the advisory fees, the Trustees concluded such fees were fair and reasonable in each instance.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of the relevant Fund and its shareholders.

43

P N C  M o n e y  M a r k e t  F u n d s

P R O X Y  V O T I N G  A N D  Q U A R T E R L Y  S C H E D U L E S  O F  I N V E S T M E N T S

( U n a u d i t e d )

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Money Market Funds can be found by visiting the Trust’s website at pncfunds.com.

44

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

www.foreside.com

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795 Providence, RI 02940-9795	PRESORTED STANDARD U.S. POSTAGE PAID BNY MELLON

P N C  M i d  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — 97.6%
Consumer Discretionary — 13.5%
Aaron’s*	197	$ 6
Abercrombie & Fitch, Cl A	182	5
Advance Auto Parts	132	19
AMC Networks, Cl A*	140	9
American Eagle Outfitters	389	5
ANN*	95	4
Apollo Education Group*	210	7
Ascena Retail Group*	383	5
Big Lots	113	6
Brinker International	134	8
Brunswick	181	9
Cabela’s*	132	7
Carter’s	112	9
Cheesecake Factory	106	5
Chico’s FAS	362	6
Cinemark Holdings	220	8
CST Brands	141	6
Deckers Outdoor*	70	7
DeVry Education Group	105	5
Dick’s Sporting Goods	257	13
Domino’s Pizza	98	9
DreamWorks Animation SKG, Cl A*	193	5
Foot Locker	265	15
Gentex	296	11
Guess?	150	3
Hanesbrands	168	19
HSN	64	5
J.C. Penney*	742	6
Jarden*	354	16
John Wiley & Sons, Cl A	100	6
Kate Spade*	351	11
Lamar Advertising, Cl A	141	8
Life Time Fitness*	77	4
LKQ*	628	18
Meredith	71	4
Murphy USA*	80	5
New York Times, Cl A	324	4
NVR*	8	10
Office Depot*	996	7
Panera Bread, Cl A*	57	10
Polaris Industries	127	20
Service Corporation International	412	9
Signet Jewelers (Bermuda)	148	19
Sotheby’s	159	6
Tempur Sealy International*	132	8
Thor Industries	104	6
Time	243	6
Toll Brothers*	373	13
Tupperware Brands	140	9
Wendy’s	607	5
Williams-Sonoma	184	14
		440

Consumer Staples — 2.9%
Church & Dwight	281	22
Energizer Holdings	125	16
Flowers Foods	416	8
Hain Celestial Group*	89	10
Ingredion	150	13
Lancaster Colony	42	4
Post Holdings*	111	4

	Number	Value
	of Shares	(000)

United Natural Foods*	109	$ 8
WhiteWave Foods*	282	10
		95

Energy — 4.5%
Atwood Oceanics*	150	5
CARBO Ceramics	104	4
Dresser-Rand Group*	122	10
Dril-Quip*	102	8
Energen	182	11
Gulfport Energy*	220	10
Helix Energy Solutions Group*	188	4
HollyFrontier	460	19
Oceaneering International	237	15
Oil States International*	188	9
Patterson-UTI Energy	425	7
Rosetta Resources*	166	5
SM Energy	204	9
Superior Energy Services	416	8
Tidewater	149	5
Unit*	122	5
World Fuel Services	166	7
WPX Energy*	429	6
		147

Financials — 22.3%
Alexander & Baldwin	97	4
Alexandria Real Estate Equities REIT	138	12
Alleghany*	33	15
American Campus Communities REIT	213	9
American Financial Group	149	9
Arthur J Gallagher	314	15
Aspen Insurance Holdings (Bermuda)	141	6
Associated Banc	327	6
BancorpSouth	185	4
Bank of Hawaii	99	6
BioMed Realty Trust REIT	398	9
Brown & Brown	244	8
Camden Property Trust REIT	163	12
Cathay General Bancorp	151	4
CBOE Holdings	169	10
City National	99	8
Commerce Bancshares	183	8
Corporate Office Properties Trust REIT	189	5
Corrections Corp of America REIT	225	8
Cullen/Frost Bankers	110	8
Duke Realty REIT	649	13
East West Bancorp	289	11
Eaton Vance	266	11
Everest Re Group (Bermuda)	95	17
Extra Space Storage REIT	207	12
Federal Realty Investment Trust REIT	127	17
Federated Investors, Cl B	196	6
First American Financial	207	7
First Horizon National	481	6
First Niagara Financial Group	915	7
FirstMerit	379	7
Fulton Financial	451	5
Hancock Holding	172	6
Hanover Insurance Group	90	6
HCC Insurance Holdings	194	10
Highwoods Properties REIT	181	8

See Notes to Financial Statements.

1

P N C  M i d  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 4  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Financials — continued
Home Properties REIT	117	$ 8
Hospitality Properties Trust REIT	311	9
Janus Capital Group	248	4
Jones Lang LaSalle	85	12
Kemper	123	4
Kilroy Realty REIT	155	11
Liberty Property Trust REIT	331	12
Mack-Cali Realty REIT	206	4
Mercury General	73	4
Mid-America Apartment Communities REIT	163	12
MSCI	241	12
National Retail Properties REIT	245	9
New York Community Bancorp	938	15
Old Republic International	581	9
Omega Healthcare Investors REIT	246	9
PacWest Bancorp	191	9
Potlatch REIT	82	3
Primerica	107	6
Prosperity Bancshares	130	7
Protective Life	125	9
Raymond James Financial	249	14
Rayonier REIT	370	10
Realty Income REIT	432	20
Regency Centers REIT	173	11
Reinsurance Group of America	142	12
RenaissanceRe Holdings (Bermuda)*	87	9
SEI Investments	276	11
Senior Housing Properties Trust REIT	430	10
Signature Bank*	102	12
SL Green Realty REIT	183	21
StanCorp Financial Group	87	6
SVB Financial Group*	103	11
Synovus Financial	277	7
Taubman Centers REIT	132	10
TCF Financial	358	6
Trustmark	142	3
UDR REIT	469	14
Umpqua Holdings	344	6
Valley National Bancorp	458	4
Waddell & Reed Financial, Cl A	253	12
Washington Federal	220	5
Washington Prime Group REIT	351	6
Webster Financial	196	6
Weingarten Realty Investors REIT	210	8
WR Berkley	194	10
		727

Healthcare — 9.4%
Align Technology*	153	9
Allscripts Healthcare Solutions*	374	4
Bio-Rad Laboratories, Cl A*	47	6
Bio-Techne	72	7
Charles River Laboratories International*	91	6
Community Health Systems*	184	9
Cooper	86	14
Covance*	136	14
Cubist Pharmaceuticals*	154	12
Endo International PLC (Ireland)*	303	22
Health Net*	126	6
Henry Schein*	180	25
Hill-Rom Holdings	114	5

	Number	Value
	of Shares	(000)

HMS Holdings*	166	$ 3
Hologic*	511	14
IDEXX Laboratories*	95	14
LifePoint Hospitals*	79	5
MEDNAX*	202	13
Mettler-Toledo International*	62	18
Omnicare	200	14
Owens & Minor	149	5
ResMed	290	15
Salix Pharmaceuticals*	105	11
Sirona Dental Systems*	113	10
STERIS	100	6
Teleflex	80	10
Thoratec*	159	5
United Therapeutics*	76	10
VCA*	139	7
WellCare Health Plans*	94	7
		306

Industrials — 16.2%
Acuity Brands	83	11
AECOM Technology*	253	8
AGCO	227	10
Alaska Air Group	246	15
Alliant Techsystems	75	9
AO Smith	147	8
B/E Aerospace*	247	19
Carlisle	124	11
Civeo	336	3
CLARCOR	100	7
Clean Harbors*	140	7
Con-way	122	6
Copart*	254	9
Corporate Executive Board	71	5
Crane	111	7
Deluxe	98	6
Donaldson	293	11
Esterline Technologies*	65	8
Exelis	397	7
Fortune Brands Home & Security	344	15
GATX	98	6
Genesee & Wyoming, Cl A*	110	11
Graco	124	10
Harsco	202	4
Herman Miller	130	4
HNI	76	4
Hubbell, Cl B	120	13
Huntington Ingalls Industries	96	10
IDEX	177	14
ITT	185	8
JB Hunt Transport Services	190	16
JetBlue Airways*	392	6
KBR	428	7
Kennametal	193	7
Kirby*	115	11
Landstar System	80	6
Lennox International	94	9
Lincoln Electric Holdings	168	12
Manpowergroup	206	14
MSA Safety	64	3
MSC Industrial Direct, Cl A	109	8

See Notes to Financial Statements.

2

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Industrials — continued
Nordson	128	$ 10
NOW*	235	6
Old Dominion Freight Line*	125	10
Oshkosh	214	10
Regal-Beloit	103	7
Rollins	129	4
RR Donnelley & Sons	446	7
SPX	100	9
Terex	315	9
Timken	226	10
Towers Watson, Cl A	142	16
Trinity Industries	336	11
Triumph Group	108	7
Valmont Industries	62	8
Wabtec	187	17
Waste Connections	242	11
Watsco	57	6
Woodward	119	6
		529

Information Technology — 16.4%
3D Systems*	322	11
ACI Worldwide*	248	5
Acxiom*	248	5
Advanced Micro Devices*	1,861	5
ANSYS*	197	16
AOL*	169	8
Arrow Electronics*	215	13
Atmel*	997	8
Avnet	295	13
Broadridge Financial Solutions	237	11
Cadence Design Systems*	546	10
CDK Global	169	6
Ciena*	279	5
CommVault Systems*	114	5
Compuware	483	5
Concur Technologies*	79	10
Convergys	230	5
CoreLogic*	188	6
Covisint*	63	–
Cree*	397	14
Diebold	140	5
DST Systems	62	6
Equinix*	101	23
FactSet Research Systems	74	10
Fair Isaac	68	5
Fairchild Semiconductor International*	250	4
FEI	82	7
Fortinet*	257	7
Gartner*	171	15
Global Payments	133	11
Informatica*	239	9
Ingram Micro, Cl A*	342	9
Integrated Device Technology*	220	4
International Rectifier*	106	4
Intersil, Cl A	266	3
Jack Henry & Associates	177	11
JDS Uniphase*	461	6
Knowles*	264	6
Leidos Holdings	150	6
Lexmark International, Cl A	131	6

	Number	Value
	of Shares	(000)

Mentor Graphics	215	$ 5
National Instruments	205	7
NCR*	439	13
NeuStar, Cl A*	139	4
Plantronics	81	4
Polycom*	290	4
PTC*	245	10
Rackspace Hosting*	235	11
RF Micro Devices*	404	6
Riverbed Technology*	345	7
Rovi*	231	5
Science Applications International	76	4
Semtech*	134	3
Silicon Laboratories*	83	4
Skyworks Solutions	289	20
SolarWinds*	122	6
Solera Holdings	184	10
SunEdison*	512	11
Synopsys*	320	14
Tech Data*	80	5
Teradyne	426	8
TIBCO Software*	296	7
Trimble Navigation*	696	20
VeriFone Systems*	220	8
Vishay Intertechnology	311	4
WEX*	74	8
Zebra Technologies, Cl A*	103	8
		534

Materials — 7.2%
Albemarle	197	12
AptarGroup	149	10
Ashland	144	16
Cabot	147	6
Carpenter Technology	138	7
Cliffs Natural Resources	311	3
Commercial Metals	282	5
Compass Minerals International	69	6
Cytec Industries	153	7
Domtar	154	6
Eagle Materials	106	9
Greif, Cl A	72	3
Louisiana-Pacific*	345	5
Minerals Technologies	59	4
NewMarket	23	9
Olin	184	5
Packaging Corporation of America	197	15
Reliance Steel & Aluminum	172	11
Rock Tenn, Cl A	303	17
Royal Gold	153	10
RPM International	270	13
Scotts Miracle-Gro, Cl A	95	6
Sensient Technologies	95	6
Silgan Holdings	91	5
Sonoco Products	224	9
Steel Dynamics	393	9
TimkenSteel	89	3
Valspar	156	13
Worthington Industries	112	4
		234

See Notes to Financial Statements.

3

P N C  M i d  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 4  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Telecommunication Services — 0.4%
Level 3 Communications*	162	$ 8
Telephone & Data Systems	226	6
		14

Utilities — 4.8%
Alliant Energy	218	14
Aqua America	363	10
Atmos Energy	198	11
Black Hills	94	5
Cleco	123	6
Great Plains Energy	311	8
Hawaiian Electric Industries	203	6
IDACORP	94	6
MDU Resources Group	460	11
National Fuel Gas	192	13
OGE Energy	409	14
ONE Gas	106	4
PNM Resources	164	5
Questar	381	9
UGI	309	12
Vectren	155	7
Westar Energy	256	10
WGL Holdings	97	5
		156

Total Common Stocks (Cost $3,028)		3,182

	Number	Value
	of Shares	(000)
MONEY MARKET FUND — 2.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	74,037	$74

Total Money Market Fund (Cost $74)		74

TOTAL INVESTMENTS — 99.8% (Cost $3,102)**		3,256

Other Assets & Liabilities – 0.2%		5

TOTAL NET ASSETS — 100.0%		$3,261

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $3,103.

Gross unrealized appreciation (000)	$327
Gross unrealized depreciation (000)	(174)

Net unrealized appreciation (000)	$153

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$3,182	$–	$–	$3,182

Money Market Fund	74	–	–	74

Total Assets - Investments in Securities	$3,256	$–	$–	$3,256

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

4

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — 98.5%
Consumer Discretionary — 11.9%
Amazon.com*	4,121	$1,395
AutoNation*	846	50
AutoZone*	365	211
Bed Bath & Beyond*	2,354	173
Best Buy	2,906	114
BorgWarner	2,515	142
Cablevision Systems, Cl A#	2,217	45
CarMax*	2,427	138
Carnival (Panama)	4,918	217
CBS, Cl B	5,243	288
Chipotle Mexican Grill*	321	213
Coach	2,975	110
Comcast, Cl A	27,870	1,590
D.R. Horton	2,788	71
Darden Restaurants	1,329	76
Delphi Automotive PLC (Jersey)	3,406	248
DIRECTV*	5,337	468
Discovery Communications, Cl A*	1,567	55
Discovery Communications, Cl C*	2,871	98
Dollar General*	3,366	225
Dollar Tree*	2,178	149
Expedia	986	86
Family Dollar Stores	922	73
Ford Motor	41,420	651
Fossil Group*	533	60
GameStop, Cl A#	1,421	54
Gannett	2,354	77
Gap	2,937	116
Garmin (Switzerland)*	1,140	65
General Motors	13,903	465
Genuine Parts	1,603	165
Goodyear Tire & Rubber	2,504	69
H&R Block	2,881	97
Harley-Davidson	2,309	161
Harman International Industries	714	77
Hasbro	1,206	71
Home Depot	13,859	1,378
Interpublic Group	4,372	89
Johnson Controls	6,855	343
Kohl’s	2,243	134
L Brands	2,574	208
Leggett & Platt	1,427	60
Lennar, Cl A	1,645	78
Lowe’s	10,320	659
Macy’s	3,914	254
Marriott International, Cl A	2,228	176
Mattel	3,551	112
McDonald’s	10,464	1,013
Michael Kors Holdings (Hong Kong)*	1,972	151
Mohawk Industries*	643	99
NetFlix*	631	219
Newell Rubbermaid	2,900	105
News, Cl A*	5,120	79
NIKE, Cl B	7,495	744
Nordstrom	1,618	124
Omnicom Group	2,783	215
O’Reilly Automotive*	1,173	214
PetSmart	1,171	92
Priceline Group*	542	629
PulteGroup	3,310	72
PVH	830	105

	Number	Value
	of Shares	(000)

Ralph Lauren	672	$ 124
Ross Stores	2,398	219
Scripps Networks Interactive, Cl A	972	76
Staples	6,815	96
Starbucks	7,798	633
Starwood Hotels & Resorts Worldwide	1,995	158
Target	6,587	487
Tiffany	1,331	144
Time Warner	9,056	771
Time Warner Cable	2,961	442
TJX	7,356	487
Tractor Supply	1,505	116
TripAdvisor*	1,170	86
Twenty-First Century Fox, Cl A	20,549	756
Under Armour, Cl A*	1,704	123
Urban Outfitters*	1,222	39
VF	3,645	274
Viacom, Cl B	4,016	304
Walt Disney	16,731	1,548
Whirlpool	843	157
Wyndham Worldwide	1,502	125
Wynn Resorts	869	155
Yum! Brands	4,660	360
		23,395

Consumer Staples — 9.8%
Altria Group	20,423	1,027
Archer-Daniels-Midland	6,797	358
Avon Products	4,404	43
Brown-Forman, Cl B	1,568	152
Campbell Soup	1,891	86
Clorox	1,342	136
Coca-Cola	41,798	1,874
Coca-Cola Enterprises	2,585	114
Colgate-Palmolive	9,046	630
ConAgra Foods	4,284	156
Constellation Brands, Cl A*	1,783	172
Costco Wholesale	4,654	661
CVS Health	12,473	1,140
Dr Pepper Snapple Group	2,233	165
Estee Lauder, Cl A	2,386	177
General Mills	6,708	354
Hershey	1,603	161
Hormel Foods	1,435	76
J.M. Smucker	1,134	116
Kellogg	2,572	170
Keurig Green Mountain	1,354	192
Kimberly-Clark	4,075	475
Kraft Foods Group	6,405	385
Kroger	5,361	321
Lorillard	4,128	261
McCormick	1,387	103
Mead Johnson Nutrition	2,141	222
Molson Coors Brewing, Cl B	1,648	128
Mondelez International, Cl A	18,251	715
Monster Beverage*	1,584	178
PepsiCo	15,652	1,567
Philip Morris International	16,696	1,451
Procter & Gamble	28,581	2,585
Reynolds American	3,542	233
Safeway	2,761	96
Sysco	6,206	250

See Notes to Financial Statements.

1

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 4  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Consumer Staples — continued
Tyson Foods, Cl A	3,001	$ 127
Walgreen	9,420	646
Wal-Mart Stores	16,754	1,467
Whole Foods Market	3,889	191
		19,361

Energy — 8.1%
Anadarko Petroleum	5,265	417
Apache	4,168	267
Baker Hughes	4,575	261
Cabot Oil & Gas	4,480	148
Cameron International*	2,425	124
Chesapeake Energy	5,608	114
Chevron	20,149	2,194
Cimarex Energy	937	98
ConocoPhillips	12,875	851
CONSOL Energy	2,390	93
Denbury Resources	4,027	33
Devon Energy	3,924	231
Diamond Offshore Drilling	722	21
Ensco PLC, Cl A (United Kingdom)	2,421	82
EOG Resources	5,532	480
EQT	1,577	143
Exxon Mobil	45,128	4,086
FMC Technologies*	2,479	118
Halliburton	8,747	369
Helmerich & Payne	1,143	79
Hess	2,770	202
Kinder Morgan#	7,102	294
Marathon Oil	7,397	214
Marathon Petroleum	3,121	281
Murphy Oil	2,041	99
Nabors Industries (Bermuda)	2,867	38
National Oilwell Varco	4,633	311
Newfield Exploration*	1,401	38
Noble Energy	3,708	182
Noble PLC (United Kingdom)	2,602	47
Occidental Petroleum	8,281	661
ONEOK	2,195	119
Phillips 66	5,766	421
Pioneer Natural Resources	1,541	221
QEP Resources	1,776	36
Range Resources	1,689	111
Schlumberger (Curacao)	13,695	1,177
Seventy Seven Energy*	0	–
Southwestern Energy*	3,608	116
Spectra Energy	6,800	258
Tesoro	1,417	109
Transocean (Switzerland)#	3,636	76
Valero Energy	5,844	284
Williams	7,195	372
		15,876

Financials — 16.0%
ACE (Switzerland)	3,651	417
Affiliated Managers Group*	594	121
Aflac	4,908	293
Allstate	4,718	322
American Express	9,345	864
American International Group	14,922	818
American Tower REIT	4,082	429

	Number	Value
	of Shares	(000)

Ameriprise Financial	2,059	$271
Aon PLC (United Kingdom)	3,001	278
Apartment Investment & Management, CL A REIT	1,238	46
Assurant	932	63
AvalonBay Communities REIT	1,407	226
Bank of America	110,593	1,884
BB&T	7,287	274
Berkshire Hathaway, Cl B*	18,936	2,816
BlackRock†	1,320	474
BNY Mellon	11,973	479
Boston Properties REIT	1,534	199
Capital One Financial	5,966	496
CBRE Group, Cl A*	3,198	108
Charles Schwab	11,442	324
Chubb	2,513	259
Cincinnati Financial	1,666	85
Citigroup	31,588	1,705
CME Group	3,275	277
Comerica	1,885	88
Crown Castle International REIT	3,534	294
Discover Financial Services	4,693	308
E*Trade Financial*	2,314	53
Equity Residential REIT	3,939	279
Essex Property Trust REIT	645	131
Fifth Third Bancorp	9,004	181
Franklin Resources	4,264	242
General Growth Properties REIT	5,930	159
Genworth Financial, Cl A*	4,842	44
Goldman Sachs Group	4,264	803
Hartford Financial Services Group	4,775	197
HCP REIT	4,543	203
Health Care REIT	3,478	256
Host Hotels & Resorts REIT	8,235	191
Hudson City Bancorp	6,618	65
Huntington Bancshares	8,641	87
IntercontinentalExchange Group	1,193	270
Invesco (Bermuda)	4,586	185
Iron Mountain REIT	1,960	74
JPMorgan Chase	39,301	2,364
KeyCorp	9,245	125
Kimco Realty REIT	4,029	103
Legg Mason	1,135	64
Leucadia National	3,401	79
Lincoln National	2,752	156
Loews	3,113	130
M&T Bank	1,263	159
Macerich REIT	1,447	114
Marsh & McLennan	5,473	310
McGraw-Hill Financial	2,894	270
MetLife	11,614	646
Moody’s	1,976	200
Morgan Stanley	15,839	557
NASDAQ OMX Group	1,213	54
Navient	4,534	95
Northern Trust	2,386	162
People’s United Financial	3,543	52
Plum Creek Timber REIT	1,664	69
PNC Financial Services Group†	5,657	495
Principal Financial Group	2,895	154
Progressive	6,101	166
ProLogis REIT	5,216	221

See Notes to Financial Statements.

2

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Financials — continued
Prudential Financial	4,811	$ 409
Public Storage REIT	1,454	273
Regions Financial	14,598	147
Simon Property Group REIT	3,373	610
State Street	4,390	337
SunTrust Banks	5,533	217
T. Rowe Price Group	2,555	213
Torchmark	1,521	82
Travelers	3,529	369
U.S. Bancorp	19,021	841
Unum Group	2,758	92
Ventas REIT	2,950	211
Vornado Realty Trust REIT	1,828	204
Wells Fargo	49,461	2,695
Weyerhaeuser REIT	6,064	214
XL Group PLC (Ireland)	3,273	116
Zions Bancorporation	1,622	45
		31,458

Healthcare — 14.1%
Abbott Laboratories	15,631	696
AbbVie	16,540	1,145
Actavis PLC (Ireland)*	2,725	737
Aetna	3,676	321
Agilent Technologies	3,456	148
Alexion Pharmaceuticals*	2,047	399
Allergan	3,111	665
AmerisourceBergen	2,328	212
Amgen	7,807	1,291
Baxter International	5,806	424
Becton Dickinson	1,949	274
Biogen Idec*	2,423	746
Boston Scientific*	14,795	190
Bristol-Myers Squibb	17,318	1,023
Cardinal Health	3,625	298
CareFusion*	2,243	133
Celgene*	8,374	952
Cerner*	2,985	192
Cigna	2,891	297
Covidien PLC (Ireland)	4,824	487
CR Bard	787	132
DaVita HealthCare Partners*	1,932	148
DENTSPLY International	1,481	81
Edwards Lifesciences*	1,197	155
Eli Lilly	10,550	719
Express Scripts Holding*	7,864	654
Gilead Sciences*	15,789	1,584
Halyard Health*	456	18
Hospira*	1,648	98
Humana	1,517	209
Intuitive Surgical*	425	220
Johnson & Johnson	29,325	3,174
Laboratory Corporation of America Holdings*	980	103
Mallinckrodt PLC (Ireland)*	1,189	110
McKesson	2,357	497
Medtronic	10,388	767
Merck	30,401	1,836
Mylan*	4,019	236
Patterson	881	42
PerkinElmer	1,148	52
Perrigo PLC (Ireland)	1,398	224

	Number	Value
	of Shares	(000)

Pfizer	65,134	$ 2,029
Quest Diagnostics	1,597	104
Regeneron Pharmaceuticals*	751	313
St. Jude Medical	3,207	218
Stryker	3,169	294
Tenet Healthcare*	1,008	48
Thermo Fisher Scientific	4,141	535
UnitedHealth Group	10,198	1,006
Universal Health Services, Cl B	967	101
Varian Medical Systems*	1,132	100
Vertex Pharmaceuticals*	2,554	301
Waters*	901	104
WellPoint	2,826	362
Zimmer Holdings	1,791	201
Zoetis	5,235	235
		27,640

Industrials — 10.3%
3M	6,779	1,085
ADT	1,833	64
Allegion PLC (Ireland)*	897	48
AMETEK	2,562	131
Boeing	7,170	963
C.H. Robinson Worldwide	1,731	128
Caterpillar	6,751	679
Cintas	1,135	83
CSX	10,790	394
Cummins	1,858	271
Danaher	6,353	531
Deere	3,725	323
Delta Air Lines	9,210	430
Dover	1,904	147
Dun & Bradstreet	502	64
Eaton PLC (Ireland)	5,035	341
Emerson Electric	7,451	475
Equifax	1,236	98
Expeditors International of Washington	2,203	103
Fastenal	2,807	127
FedEx	2,741	488
Flowserve	1,365	80
Fluor	1,712	106
General Dynamics	3,428	498
General Electric	105,950	2,807
Honeywell International	8,134	806
Illinois Tool Works	3,864	367
Ingersoll-Rand PLC (Ireland)*	2,695	170
Jacobs Engineering Group*	1,292	60
Joy Global	1,108	54
Kansas City Southern	1,152	137
L-3 Communications Holdings	1,001	125
Lockheed Martin	2,797	536
Masco	3,331	81
Nielsen NV (Netherlands)	3,288	137
Norfolk Southern	3,341	373
Northrop Grumman	2,179	307
PACCAR	3,586	240
Pall	1,197	115
Parker Hannifin	1,554	200
Pentair PLC (Ireland)	2,219	144
Pitney Bowes	2,083	51
Precision Castparts	1,488	354
Quanta Services*	2,154	66

See Notes to Financial Statements.

3

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 4  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Industrials — continued
Raytheon	3,326	$ 355
Republic Services	2,829	112
Robert Half International	1,438	82
Rockwell Automation	1,467	169
Rockwell Collins	1,564	134
Roper Industries	978	154
Ryder System	517	49
Snap-On	578	78
Southwest Airlines	7,031	294
Stanley Black & Decker	1,693	160
Stericycle*	898	116
Textron	2,868	124
Tyco International PLC (Ireland)	4,742	203
Union Pacific	9,369	1,094
United Parcel Service, Cl B	7,494	824
United Rentals*	1,006	114
United Technologies	9,067	998
W.W. Grainger	654	161
Waste Management	4,860	237
Xylem	1,847	71
		20,316

Information Technology — 19.8%
Accenture PLC, Cl A (Ireland)	6,629	572
Adobe Systems*	5,271	388
Akamai Technologies*	1,834	119
Alliance Data Systems*	613	175
Altera	3,290	124
Amphenol, Cl A	3,352	180
Analog Devices	3,019	165
Apple	63,829	7,591
Applied Materials	12,000	289
Autodesk*	2,173	135
Automatic Data Processing	5,083	435
Avago Technologies (Singapore)	2,646	247
Broadcom, Cl A	5,330	230
CA	3,771	117
CDK Global	1,516	58
Cisco Systems	53,830	1,488
Citrix Systems*	1,979	131
Cognizant Technology Solutions, Cl A*	6,580	355
Computer Sciences	1,634	104
Corning	13,766	289
eBay*	12,234	671
Electronic Arts*	3,510	154
EMC	21,049	639
F5 Networks*	780	101
Facebook, Cl A*	20,943	1,627
Fidelity National Information Services	3,073	188
First Solar*	617	30
Fiserv*	2,848	204
FLIR Systems	1,584	50
Google, Cl A*	2,956	1,623
Google, Cl C*	2,956	1,602
Harris	1,169	84
Hewlett-Packard	19,677	769
Intel	52,018	1,938
International Business Machines	9,776	1,585
Intuit	3,012	283
Jabil Circuit	1,670	35
Juniper Networks	4,356	97

	Number	Value
	of Shares	(000)

Keysight Technologies*	1,546	$ 54
KLA-Tencor*	1,778	123
Lam Research*	1,714	142
Linear Technology	2,354	108
MasterCard, Cl A	10,191	890
Microchip Technology	1,962	89
Micron Technology*	10,790	388
Microsoft	87,976	4,206
Motorola Solutions	2,435	160
NetApp	3,558	151
NVIDIA	5,405	113
Oracle	33,834	1,435
Paychex	3,415	162
QUALCOMM	17,629	1,285
Red Hat*	2,040	127
Salesforce.com*	6,313	378
SanDisk	2,188	226
Seagate Technology PLC (Ireland)	3,471	229
Symantec	6,802	177
TE Connectivity (Switzerland)	4,347	279
Teradata*	1,717	78
Texas Instruments	10,935	595
Total System Services	1,598	53
VeriSign*	1,345	81
Visa, Cl A	5,196	1,342
Western Digital	2,355	243
Western Union	5,119	95
Xerox	12,034	168
Xilinx	2,701	123
Yahoo!*	9,979	516
		38,888

Materials — 3.2%
Air Products & Chemicals	1,972	284
Airgas	734	85
Alcoa	12,958	224
Allegheny Technologies	1,053	36
Avery Dennison	1,062	53
Ball	1,602	107
Bemis	1,060	42
CF Industries Holdings	582	156
Dow Chemical	11,775	573
E.I. du Pont de Nemours	8,888	635
Eastman Chemical	1,425	118
Ecolab	2,725	297
FMC	1,439	78
Freeport-McMoRan	10,605	285
International Flavors & Fragrances	803	81
International Paper	4,857	261
LyondellBasell Industries NV, Cl A (Netherlands)	4,613	364
Martin Marietta Materials	661	79
MeadWestvaco	1,730	78
Monsanto	5,529	663
Mosaic	3,746	172
Newmont Mining	5,093	94
Nucor	3,227	173
Owens-Illinois*	1,622	42
PPG Industries	1,469	321
Praxair	3,103	398
Sealed Air	1,919	76
Sherwin-Williams	896	219
Sigma-Aldrich	1,284	175

See Notes to Financial Statements.

4

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Materials — continued
Vulcan Materials	1,327	$ 88
		6,257

Telecommunication Services — 2.3%
AT&T	54,313	1,922
CenturyLink	5,939	242
Frontier Communications	10,813	76
Verizon Communications	43,188	2,185
Windstream Holdings	6,114	62
		4,487

Utilities — 3.0%
AES	6,826	95
AGL Resources	1,231	64
Ameren	2,574	111
American Electric Power	5,089	293
CenterPoint Energy	4,514	108
CMS Energy	2,690	89
Consolidated Edison	3,119	197
Dominion Resources	6,065	440
DTE Energy	1,811	148
Duke Energy	7,716	624
Edison International	3,455	220
Entergy	1,869	157
Exelon	9,089	329
FirstEnergy	4,442	164
Integrys Energy Group	830	60
NextEra Energy	4,687	489
NiSource	3,064	128
Northeast Utilities	3,227	163
NRG Energy	3,357	105
Pepco Holdings	2,450	67
PG&E	4,896	247
Pinnacle West Capital	1,191	75
PPL	6,855	244
Public Service Enterprise Group	5,356	224
SCANA	1,226	70
Sempra Energy	2,343	262
Southern	9,643	457
TECO Energy	2,336	46
Wisconsin Energy	2,502	124
Xcel Energy	5,214	177
		5,977

Total Common Stocks (Cost $99,463)		193,655

	Number	Value
	of Shares	(000)
MONEY MARKET FUND — 1.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	2,507,487	$2,507

Total Money Market Fund (Cost $2,507)		2,507

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.8% (Cost $101,970)		196,162

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.2%
Money Market Fund — 0.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	436,305	436

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $436)‡		436

TOTAL INVESTMENTS — 100.0% (Cost $102,406)**		$196,598

Other Assets & Liabilities – 0.0%		(14)

TOTAL NET ASSETS — 100.0%		$196,584

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $108,355.

Gross unrealized appreciation (000)	$88,796
Gross unrealized depreciation (000)	(553)

Net unrealized appreciation (000)	$88,243

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is

$415 (000).

‡	See Note 9 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

		Notional
	Number	Cost		Unrealized
	of	Amount	Expiration	Appreciation
Description	Contracts	(000)	Date	(000)

S&P 500® Mini Composite Index	10	$988	12/19/14	$45

Cash in the amount of $46,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,087,154 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

5

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 4  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$193,655	$–	$–	$193,655

Money Market Fund	2,507	–	–	2,507

Short-Term Investment Purchased with Collateral From Securities Loaned	436	–	–	436

Total Assets - Investments in Securities	$196,598	$–	$–	$196,598

Other Financial Instruments

Futures Contracts	$45	$–	$–	$45

Total Assets - Other Financial Instruments	$45	$–	$–	$45

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of November 30, 2014, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$436	$–	$436

Total Liabilities - Collateral Received for Loaned Securities	$–	$436	$–	$436

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

6

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 4  ( U n a u d i t e d)

	Number	Value
	of Shares	(000)
COMMON STOCKS — 98.2%
Consumer Discretionary — 13.6%
Aeropostale*	246	$1
AMC Entertainment Holdings, Cl A	81	2
American Axle & Manufacturing Holdings*	233	5
American Eagle Outfitters	594	8
American Public Education*	73	2
America’s Car-Mart*	30	2
ANN*	150	6
Arctic Cat	50	2
Asbury Automotive Group*	100	8
Ascent Capital Group, Cl A*	47	3
Barnes & Noble*	143	3
Beazer Homes USA*	90	2
Belmond, Cl A (Bermuda)*	310	4
Big 5 Sporting Goods	70	1
Biglari Holdings*	6	2
BJ’s Restaurants*	86	4
Bloomin’ Brands*	237	5
Blue Nile*	44	2
Bob Evans Farms	83	5
Boyd Gaming*	240	3
Bravo Brio Restaurant Group*	80	1
Bright Horizons Family Solutions*	104	5
Brown Shoe	140	5
Brunswick	284	14
Buckle	87	4
Buffalo Wild Wings*	58	10
Burlington Stores*	98	4
Caesars Entertainment*	158	3
Callaway Golf	260	2
Capella Education	36	2
Career Education*	227	1
Carmike Cinemas*	82	2
Carriage Services	58	1
Cato, Cl A	91	4
Cavco Industries*	26	2
Cheesecake Factory	160	8
Children’s Place	75	4
Christopher & Banks*	110	1
Churchill Downs	46	4
Chuy’s Holdings*	60	1
ClubCorp Holdings	77	2
Columbia Sportswear	85	4
Conn’s*	86	3
Container Store Group*	50	1
Cooper Tire & Rubber	208	7
Core-Mark Holding	80	5
Cracker Barrel Old Country Store	60	8
Crocs*	274	4
Cumulus Media, Cl A*	529	2
Dana Holding	517	11
Denny’s*	330	3
Destination Maternity	50	1
Dex Media*	254	2
Diamond Resorts International*	126	3
DineEquity	55	5
Dorman Products*	80	4
Drew Industries*	75	4
Entercom Communications, Cl A*	118	1
Entravision Communications, Cl A	481	3
Eros International PLC (Isle of Man)*	90	2
Ethan Allen Interiors	90	3

	Number	Value
	of Shares	(000)

EVINE Live*	185	$1
EW Scripps, Cl A*	110	2
Express*	280	4
Federal-Mogul Holdings*	89	1
Fiesta Restaurant Group*	91	5
Finish Line, Cl A	160	5
Five Below*	177	8
Flexsteel Industries	10	–
Francesca’s Holdings*	179	2
Fred’s, Cl A	130	2
FTD*	62	2
Genesco*	77	6
Gentherm*	110	4
G-III Apparel Group*	56	5
Grand Canyon Education*	140	6
Gray Television*	180	2
Group 1 Automotive	92	8
Guess?	189	4
Haverty Furniture	70	1
Helen of Troy (Bermuda)*	93	6
Hemisphere Media Group*	156	2
Hibbett Sports*	80	4
Hovnanian Enterprises, Cl A*	400	2
HSN	106	8
Iconix Brand Group*	165	7
International Speedway, Cl A	90	3
Interval Leisure Group	130	3
iRobot*	93	3
ITT Educational Services*	158	1
Jack in the Box	133	10
Journal Communications, Cl A*	179	2
K12*	204	2
KB Home	270	5
Kirkland’s*	60	1
Krispy Kreme Doughnuts*	220	4
Lands’ End*	60	3
La-Z-Boy	170	4
LeapFrog Enterprises*	240	1
LGI Homes*	50	1
Libbey*	80	2
Life Time Fitness*	132	7
LifeLock*	274	5
Lithia Motors, Cl A	70	5
Loral Space & Communications*	40	3
Lumber Liquidators Holdings*	87	6
M/I Homes*	81	2
MarineMax*	90	2
Marriott Vacations Worldwide	90	7
Mattress Firm Holding*	50	4
McClatchy, Cl A*	387	1
MDC Holdings	130	3
MDC Partners, Cl A (Canada)	130	3
Media General*	137	2
Men’s Wearhouse	150	7
Meredith	128	7
Meritage Homes*	115	5
Modine Manufacturing*	170	2
Monro Muffler Brake	100	5
Motorcar Parts of America*	69	2
Movado Group	60	2
Multimedia Games Holding*	102	4
National CineMedia	200	3

See Notes to Financial Statements.

1

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 4  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Consumer Discretionary — continued
Nautilus*	139	$2
New Media Investment Group	134	3
New York Times, Cl A	410	5
Nexstar Broadcasting Group, Cl A	97	5
Nutrisystem	110	2
Office Depot*	1,633	11
Orbitz Worldwide*	205	2
Outerwall*	70	5
Overstock.com*	50	1
Oxford Industries	46	3
Papa John’s International	100	5
Penn National Gaming*	270	4
Pep Boys-Manny Moe & Jack*	190	2
Perry Ellis International*	57	2
PetMed Express	80	1
Pier 1 Imports	274	4
Pool	146	9
Popeyes Louisiana Kitchen*	80	4
Quiksilver*	440	1
Red Robin Gourmet Burgers*	46	3
Regis	170	3
Remy International	60	1
Rent-A-Center	170	6
Rentrak*	36	3
Restoration Hardware Holdings*	96	8
RetailMeNot*	114	2
Ruby Tuesday*	197	2
Ruth’s Hospitality Group	130	2
Ryland Group	144	6
Scholastic	90	3
Scientific Games, Cl A*	204	3
Select Comfort*	175	5
Shoe Carnival	60	1
Shutterfly*	120	5
Sinclair Broadcast Group, Cl A	220	6
Skechers U.S.A., Cl A*	131	8
Smith & Wesson Holding*	238	2
Sonic	190	5
Sonic Automotive, Cl A	130	3
Sotheby’s	210	8
Speedway Motorsports	152	3
Stage Stores	108	2
Standard Motor Products	70	3
Standard Pacific*	490	4
Stein Mart	110	2
Steiner Leisure (Bahamas)*	45	2
Steven Madden*	190	6
Stoneridge*	120	1
Strattec Security	14	1
Strayer Education*	40	3
Sturm Ruger	60	2
Superior Industries International	90	2
Tenneco*	190	10
Texas Roadhouse	200	7
Tile Shop Holdings*	80	1
Tower International*	50	1
Townsquare Media, Cl A*	165	2
Tuesday Morning*	150	3
Tumi Holdings*	160	3
Unifi*	60	2
Universal Electronics*	53	3
Vail Resorts	106	9

	Number	Value
	of Shares	(000)

Vera Bradley*	80	$ 2
Vince Holding*	46	2
Vitamin Shoppe*	100	5
VOXX International*	84	1
Winmark	11	1
Winnebago Industries	100	3
Wolverine World Wide	310	9
World Wrestling Entertainment, Cl A	99	1
Zumiez*	83	3
		710

Consumer Staples — 3.0%
Alliance One International*	309	1
Andersons	90	5
B&G Foods	170	5
Boston Beer, Cl A*	26	7
Boulder Brands*	200	2
Calavo Growers	50	2
Cal-Maine Foods	90	4
Casey’s General Stores	120	10
Central Garden and Pet, Cl A*	170	1
Chefs’ Warehouse*	60	1
Chiquita Brands International*	170	2
Coca-Cola Bottling	19	2
Darling International*	503	9
Diamond Foods*	80	2
Elizabeth Arden*	90	2
Fresh Del Monte Produce (Cayman Islands)	121	4
Harbinger Group*	285	4
Ingles Markets, Cl A	41	1
Inter Parfums	60	2
J&J Snack Foods	47	5
John B Sanfilippo & Son*	41	2
Lancaster Colony	60	6
Medifast*	51	2
Natural Grocers by Vitamin Cottage*	8	–
Nutraceutical International*	41	1
Omega Protein*	93	1
Pantry*	90	2
Post Holdings*	141	6
PriceSmart	58	6
Sanderson Farms	70	6
Seaboard*	1	3
Snyder’s-Lance	151	5
SpartanNash	120	3
SUPERVALU*	660	6
Tootsie Roll Industries	74	2
TreeHouse Foods*	129	10
United Natural Foods*	152	11
Universal	75	3
USANA Health Sciences*	20	2
Vector Group	206	4
Village Super Market, Cl A	37	1
WD-40	50	4
Weis Markets	40	2
		159

Energy — 3.5%
Alon USA Energy	98	1
Alpha Natural Resources*	1,051	2
American Eagle Energy*	1,041	1
Approach Resources*	120	1

See Notes to Financial Statements.

2

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Energy — continued
Arch Coal	958	$2
Basic Energy Services*	105	1
Bonanza Creek Energy*	94	3
Bristow Group	110	7
C&J Energy Services*	150	2
CARBO Ceramics	61	2
Carrizo Oil & Gas*	140	5
Clayton Williams Energy*	20	1
Clean Energy Fuels*	230	1
Cloud Peak Energy*	262	3
Comstock Resources	159	1
Contango Oil & Gas*	50	2
Delek US Holdings	194	6
Diamondback Energy*	134	8
Energy XXI (Bermuda)	291	1
Era Group*	70	1
EXCO Resources	580	2
Exterran Holdings	180	6
Forest Oil*	460	–
Forum Energy Technologies*	183	4
GasLog (Bermuda)	147	3
Geospace Technologies*	80	2
Green Plains	126	4
Gulf Island Fabrication	60	1
Gulfmark Offshore, Cl A	84	2
Halcon Resources*	767	2
Helix Energy Solutions Group*	343	8
Hercules Offshore*	540	1
Hornbeck Offshore Services*	114	3
ION Geophysical*	489	1
Key Energy Services*	497	1
Kodiak Oil & Gas (Canada)*	830	6
Magnum Hunter Resources*	567	2
Matador Resources*	210	4
Matrix Service*	90	2
Natural Gas Services Group*	50	1
Newpark Resources*	290	3
Nordic American Tankers (Bermuda)	248	2
Northern Oil and Gas*	220	2
Nuverra Environmental Solutions*	67	1
Pacific Ethanol*	106	1
Panhandle Oil and Gas, Cl A	56	1
Parker Drilling*	400	1
PDC Energy*	110	3
Penn Virginia*	179	1
PHI*	43	2
Pioneer Energy Services*	212	1
Quicksilver Resources*	510	–
Renewable Energy Group*	102	1
Resolute Energy*	250	–
REX American Resources*	25	2
Rex Energy*	155	1
RigNet*	40	2
Rosetta Resources*	190	6
Sanchez Energy*	142	2
Scorpio Tankers (Marshall Islands)	590	5
SEACOR Holdings*	60	4
SemGroup, Cl A	131	10
Ship Finance International (Bermuda)	176	3
Solazyme*	184	–
Stone Energy*	160	3
Swift Energy*	160	1

	Number	Value
	of Shares	(000)

Synergy Resources*	190	$ 2
Tesco (Canada)	110	2
TETRA Technologies*	270	2
Triangle Petroleum*	240	1
VAALCO Energy*	216	1
Vantage Drilling (Cayman Islands)*	1,649	1
W&T Offshore	130	1
Warren Resources*	305	1
Western Refining	173	7
Willbros Group*	160	1
		183

Financials — 23.1%
1st Source	52	2
Acadia Realty Trust REIT	180	6
Agree Realty REIT	52	2
Alexander & Baldwin	140	5
Alexander’s REIT	7	3
Altisource Portfolio Solutions SA (Luxembourg)*	51	3
Altisource Residential REIT	185	4
Ambac Financial Group*	156	4
American Assets Trust REIT	110	4
American Capital Mortgage Investment REIT	180	4
American Equity Investment Life Holding	272	7
Ameris Bancorp	90	2
AMERISAFE	60	3
Ames National	47	1
AmTrust Financial Services	100	5
Anworth Mortgage Asset REIT	477	3
Apollo Commercial Real Estate Finance REIT	130	2
Argo Group International Holdings (Bermuda)	90	5
Arlington Asset Investment, Cl A	60	2
ARMOUR Residential REIT	1,220	5
Associated Estates Realty REIT	185	4
Astoria Financial	290	4
BancFirst	26	2
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	100	3
Bancorp*	120	1
BancorpSouth	300	7
Bank Mutual	190	1
Bank of Kentucky Financial	29	1
Bank of the Ozarks	257	9
BankFinancial	105	1
Banner	64	3
BBCN Bancorp	260	4
Beneficial Mutual Bancorp*	130	2
Berkshire Hills Bancorp	90	2
BGC Partners, Cl A	480	4
BNC Bancorp	78	1
BofI Holding*	40	3
Boston Private Financial Holdings	270	3
Bridge Bancorp	49	1
Bridge Capital Holdings*	46	1
Brookline Bancorp	250	2
Bryn Mawr Bank	50	2
Calamos Asset Management, Cl A	222	3
Camden National	30	1
Capital Bank Financial, Cl A*	80	2
Capitol Federal Financial*	480	6
Capstead Mortgage REIT	301	4
Cardinal Financial	110	2

See Notes to Financial Statements.

3

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 4  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Financials — continued
CareTrust REIT*	67	$1
Cash America International	93	2
Cathay General Bancorp	250	6
Cedar Realty Trust REIT	280	2
Centerstate Banks	130	1
Central Pacific Financial	77	2
Chambers Street Properties REIT	760	6
Chatham Lodging Trust REIT	88	2
Chemical Financial	100	3
Chesapeake Lodging Trust REIT	160	5
Citizens*	180	1
City Holding	55	2
CNO Financial Group	690	12
CoBiz Financial	140	2
Cohen & Steers	63	3
Colony Financial REIT	346	9
Columbia Banking System	170	5
Community Bank System	130	5
Community Trust Bancorp	55	2
ConnectOne Bancorp	86	2
Consolidated-Tomoka Land	28	2
CoreSite Realty REIT	70	3
Cousins Properties REIT	705	9
Cowen Group, Cl A*	390	2
Credit Acceptance*	24	4
CU Bancorp*	26	1
CubeSmart REIT	557	12
Customers Bancorp*	101	2
CVB Financial	300	5
CyrusOne REIT	118	3
CYS Investments REIT	536	5
DCT Industrial Trust REIT	264	9
Diamond Hill Investment Group*	10	1
DiamondRock Hospitality REIT	620	9
Dime Community Bancshares	120	2
DuPont Fabros Technology REIT	200	7
Dynex Capital REIT	210	2
Eagle Bancorp*	83	3
EastGroup Properties REIT	96	6
Education Realty Trust REIT	390	5
eHealth*	60	2
Empire State Realty Trust, Cl A REIT	270	5
Employers Holdings	124	3
Encore Capital Group*	80	3
Enova International*	85	2
Enstar Group (Bermuda)*	30	4
Enterprise Financial Services	80	2
EPR Properties REIT	181	10
Equity One REIT	189	5
Essent Group (Bermuda)*	110	3
EverBank Financial	301	6
Evercore Partners, Cl A	100	5
Excel Trust REIT	180	2
Ezcorp, Cl A*	523	6
FBL Financial Group, Cl A	43	2
Federal Agricultural Mortgage, Cl C	40	1
Federated National Holding	54	1
FelCor Lodging Trust REIT	420	4
Fidelity & Guaranty Life	52	1
Fidelity Southern	72	1
Financial Engines	158	5
Financial Institutions	60	1

	Number	Value
	of Shares	(000)

First American Financial	331	$11
First Bancorp	80	1
First Bancorp	51	1
First BanCorp (Puerto Rico)*	394	2
First Busey	280	2
First Cash Financial Services*	90	5
First Commonwealth Financial	340	3
First Community Bancshares	76	1
First Connecticut Bancorp	76	1
First Defiance Financial	44	1
First Financial	40	1
First Financial Bancorp	186	3
First Financial Bankshares	200	6
First Financial Northwest	70	1
First Industrial Realty Trust REIT	340	7
First Interstate BancSystem, Cl A	61	2
First Merchants	120	3
First Midwest Bancorp	250	4
First NBC Bank Holding*	39	1
First of Long Island	45	1
First Potomac Realty Trust REIT	191	2
FirstMerit	510	9
Flagstar Bancorp*	80	1
Flushing Financial	110	2
FNB	564	7
Forestar Group*	120	2
Franklin Financial*	53	1
Franklin Street Properties REIT	300	4
FXCM, Cl A	130	2
GAMCO Investors, Cl A	20	2
Geo Group REIT	223	9
German American Bancorp	50	1
Getty Realty REIT	87	2
Glacier Bancorp	230	6
Glimcher Realty Trust REIT	470	6
Government Properties Income Trust REIT	191	4
Gramercy Property Trust REIT	428	3
Great Southern Bancorp	45	2
Green Dot, Cl A*	90	2
Greenhill	85	4
Greenlight Capital Re (Cayman Islands)*	92	3
Guaranty Bancorp	74	1
Hancock Holding	260	9
Hanmi Financial	110	2
HCI Group	35	1
Healthcare Realty Trust REIT	299	8
Heartland Financial USA	60	2
Heritage Commerce	110	1
Heritage Financial	68	1
Heritage Oaks Bancorp	110	1
Hersha Hospitality Trust REIT	680	5
HFF, Cl A*	110	4
Highwoods Properties REIT	280	12
Hilltop Holdings*	200	4
Home BancShares	180	6
Home Loan Servicing Solutions (Cayman Islands)	233	5
Horace Mann Educators	130	4
Hudson Valley Holding	70	2
Iberiabank	95	6
Independent Bank	80	3
Independent Bank Group	36	2
Infinity Property & Casualty	40	3

See Notes to Financial Statements.

4

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Financials — continued
Inland Real Estate REIT	296	$3
International Bancshares	183	5
Invesco Mortgage Capital REIT	352	6
Investment Technology Group*	130	3
Investors Bancorp	1,094	12
Investors Real Estate Trust REIT	350	3
iStar Financial REIT*	280	4
Janus Capital Group	480	8
KCG Holdings, Cl A*	250	3
Kennedy-Wilson Holdings	212	6
Lakeland Bancorp	147	2
Lakeland Financial	60	2
LaSalle Hotel Properties REIT	320	13
Lexington Realty Trust REIT	589	7
LTC Properties REIT	114	5
Maiden Holdings (Bermuda)	183	2
MainSource Financial Group	80	1
MarketAxess Holdings	120	8
Marlin Business Services	40	1
MB Financial	225	7
Meadowbrook Insurance Group	210	1
Medical Properties Trust REIT	501	7
Mercantile Bank	45	1
Meridian Bancorp*	102	1
Metro Bancorp*	62	2
MGIC Investment*	1,034	10
MidSouth Bancorp	47	1
Monmouth Real Estate Investment, Cl A REIT	180	2
Montpelier Re Holdings (Bermuda)	137	5
National Bank Holdings, Cl A	150	3
National Bankshares	31	1
National Health Investors REIT	95	6
National Penn Bancshares	380	4
National Western Life Insurance, Cl A	9	2
Navigators Group*	36	3
NBT Bancorp	140	3
Nelnet, Cl A	80	4
New Residential Investment REIT	410	5
New York Mortgage Trust REIT	250	2
NewStar Financial*	100	1
Northfield Bancorp	200	3
Northwest Bancshares	310	4
OFG Bancorp (Puerto Rico)	165	2
Old National Bancorp	330	5
OmniAmerican Bancorp	52	1
One Liberty Properties REIT	54	1
OneBeacon Insurance Group, Cl A (Bermuda)	90	1
Oppenheimer Holdings, Cl A	46	1
Oritani Financial	160	2
Park National	40	3
Park Sterling	190	1
Parkway Properties REIT	227	4
Pebblebrook Hotel Trust REIT	215	9
Penns Woods Bancorp	23	1
Pennsylvania Real Estate Investment Trust REIT	220	5
PennyMac Financial Services, Cl A*	63	1
PennyMac Mortgage Investment Trust REIT	230	5
PHH*	180	4
Phoenix*	24	1
PICO Holdings*	80	1
Pinnacle Financial Partners	113	4
Piper Jaffray*	58	3

	Number	Value
	of Shares	(000)

Platinum Underwriters Holdings (Bermuda)	90	$7
Potlatch REIT	124	5
PRA Group*	160	9
Preferred Bank	53	1
Primerica	180	9
PrivateBancorp	233	7
Prosperity Bancshares	214	12
Provident Financial Services	200	3
PS Business Parks REIT	60	5
QTS Realty Trust, Cl A REIT	56	2
Radian Group	603	10
RAIT Financial Trust REIT	250	2
Ramco-Gershenson Properties Trust REIT	220	4
RE/MAX Holdings, Cl A	42	1
Redwood Trust REIT	265	5
Regional Management*	171	2
Renasant	100	3
Resource Capital REIT	450	2
Retail Opportunity Investments REIT	303	5
RLI	138	6
RLJ Lodging Trust REIT	409	14
Rouse Properties REIT	90	2
Ryman Hospitality Properties REIT	140	7
S&T Bancorp	108	3
Sabra Health Care REIT	157	4
Safeguard Scientifics*	80	2
Safety Insurance Group	46	3
Sandy Spring Bancorp	90	2
Saul Centers REIT	30	2
Seacoast Banking Corp of Florida*	36	–
Select Income REIT	97	2
Selective Insurance Group	180	5
Simmons First National, Cl A	60	2
South State	76	5
Southside Bancshares	65	2
Southwest Bancorp	80	1
Sovran Self Storage REIT	100	9
Springleaf Holdings*	90	4
St. Joe*	217	4
STAG Industrial REIT	177	4
State Bank Financial	120	2
Sterling Bancorp	280	4
Stewart Information Services	73	3
Stifel Financial*	200	10
Stock Yards Bancorp	50	2
Strategic Hotels & Resorts REIT*	789	11
Sun Communities REIT	153	9
Sunstone Hotel Investors REIT	656	11
Susquehanna Bancshares	590	8
SWS Group*	137	1
Symetra Financial	265	6
Talmer Bancorp* 144A	84	1
Tejon Ranch*	50	1
Territorial Bancorp*	49	1
Texas Capital Bancshares*	132	7
Third Point Reinsurance (Bermuda)*	201	3
Tompkins Financial	50	2
TowneBank	94	1
Trico Bancshares	60	2
TriState Capital Holdings*	111	1
TrustCo Bank	340	2
Trustmark	210	5

See Notes to Financial Statements.

5

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 4  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Financials — continued
UMB Financial	116	$ 6
Umpqua Holdings	530	9
Union Bankshares	144	3
United Bankshares	209	7
United Community Banks	150	3
United Community Financial	254	1
United Financial Bancorp	187	3
United Fire Group	71	2
United Insurance Holdings	72	1
Universal Health Realty Income Trust REIT	44	2
Universal Insurance Holdings	100	2
Univest Corp of Pennsylvania	70	1
Urstadt Biddle Properties, Cl A REIT	87	2
ViewPoint Financial Group	130	3
Virtus Investment Partners*	20	3
Walter Investment Management*	120	2
Washington Real Estate Investment Trust REIT	217	6
Washington Trust Bancorp	50	2
Webster Financial	280	9
WesBanco	90	3
Westamerica Bancorporation	85	4
Western Alliance Bancorp*	240	6
Western Asset Mortgage Capital REIT	155	2
Westwood Holdings Group	26	2
Wilshire Bancorp	240	2
Wintrust Financial	138	6
WisdomTree Investments	320	5
World Acceptance*	30	2
WSFS Financial	27	2
Yadkin Financial*	64	1
		1,202

Healthcare — 13.9%
Abaxis	74	4
ABIOMED*	130	5
Acadia Healthcare*	140	9
ACADIA Pharmaceuticals*	257	8
Accuray*	270	2
Achillion Pharmaceuticals*	336	4
Acorda Therapeutics*	130	5
Adamas Pharmaceuticals*	100	1
Aegerion Pharmaceuticals*	140	3
Affymetrix*	234	2
Agios Pharmaceuticals*	49	5
Air Methods*	120	5
Akorn*	202	8
Albany Molecular Research*	89	1
AMAG Pharmaceuticals*	80	3
Amedisys*	120	3
AMN Healthcare Services*	175	3
Amsurg*	138	7
Anacor Pharmaceuticals*	118	4
Analogic	40	3
AngioDynamics*	100	2
ANI Pharmaceuticals*	67	4
Anika Therapeutics*	56	2
Antares Pharma*	376	1
Ardelyx*	88	2
Arena Pharmaceuticals*	684	3
Ariad Pharmaceuticals*	577	4
Array BioPharma*	411	2

	Number	Value
	of Shares	(000)

AtriCure*	80	$2
Atrion	6	2
Auxilium Pharmaceuticals*	162	6
Avanir Pharmaceuticals*	726	11
BioDelivery Sciences International*	151	2
Bio-Reference Labs*	90	3
BioScrip*	201	1
Bluebird Bio*	78	3
Cambrex*	115	3
Cantel Medical	110	5
Catalent*	164	5
Celldex Therapeutics*	250	5
Cepheid*	214	12
Cerus*	231	1
Chelsea Therapeutics International (A)	309	–
Chemed	58	6
Chimerix*	209	7
Clovis Oncology*	85	4
Computer Programs & Systems	40	2
CONMED	92	4
ContraVir Pharmaceuticals*	31	–
CorVel*	40	1
Cross Country Healthcare*	120	1
CTI BioPharma*	506	1
Cyberonics*	90	5
Cynosure, Cl A*	70	2
Cytori Therapeutics*	3,156	1
Depomed*	204	3
DexCom*	230	12
Dyax*	391	6
Dynavax Technologies*	99	1
Emergent Biosolutions*	100	3
Enanta Pharmaceuticals*	42	2
Endocyte*	284	2
Endologix*	210	3
Ensign Group	67	3
Exact Sciences*	240	6
Exactech*	42	1
ExamWorks Group*	100	4
Exelixis*	620	1
Fluidigm*	84	3
GenMark Diagnostics*	121	1
Genomic Health*	66	2
Gentiva Health Services*	128	3
Geron*	470	2
Globus Medical, Cl A*	222	5
Greatbatch*	86	4
Haemonetics*	160	6
Halozyme Therapeutics*	290	3
Hanger*	110	2
HealthEquity*	36	1
HealthSouth	281	12
HealthStream*	70	2
Healthways*	115	2
HeartWare International*	50	4
HMS Holdings*	280	6
Horizon Pharma PLC (Ireland)*	186	2
ICU Medical*	40	3
Immune Design*	81	3
ImmunoGen*	280	3
Impax Laboratories*	220	7
Inogen*	88	2

See Notes to Financial Statements.

6

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Healthcare — continued
Insulet*	170	$8
Insys Therapeutics*	41	2
Integra LifeSciences Holdings*	75	4
Intrexon*	129	3
Invacare	110	2
IPC The Hospitalist*	71	3
Ironwood Pharmaceuticals*	349	5
Isis Pharmaceuticals*	348	18
Keryx Biopharmaceuticals*	264	4
Kindred Healthcare	180	4
KYTHERA Biopharmaceuticals*	44	2
Landauer	35	1
Lannett*	88	4
Lexicon Pharmaceuticals*	900	1
LHC Group*	55	1
Ligand Pharmaceuticals, Cl B*	60	3
Luminex*	130	2
Magellan Health*	94	6
MannKind*	630	4
Masimo*	160	4
MedAssets*	200	4
Medicines*	200	5
Medidata Solutions*	166	7
Merge Healthcare*	922	3
Meridian Bioscience	130	2
Merit Medical Systems*	150	2
Merrimack Pharmaceuticals*	345	3
MiMedx Group*	320	4
Molina Healthcare*	111	6
Momenta Pharmaceuticals*	160	2
MWI Veterinary Supply*	40	7
National Healthcare	40	2
National Research, Cl A*	156	2
Natus Medical*	113	4
Nektar Therapeutics*	362	6
Neogen*	114	5
Neurocrine Biosciences*	223	4
NewLink Genetics*	59	2
NPS Pharmaceuticals*	326	11
NuVasive*	140	6
NxStage Medical*	201	3
Omeros*	118	3
Omnicell*	127	4
Ophthotech*	38	2
Opko Health*	615	5
OraSure Technologies*	215	2
Orexigen Therapeutics*	334	2
Orthofix International NV (Curacao)*	68	2
Owens & Minor	200	7
Pacific Biosciences of California*	199	1
Pacira Pharmaceuticals*	111	10
Pain Therapeutics*	907	2
PAREXEL International*	180	11
PDL BioPharma	528	4
Pernix Therapeutics Holdings*	142	1
PharMerica*	106	2
Phibro Animal Health, Cl A	61	2
PhotoMedex*	662	1
Prestige Brands Holdings*	166	6
Progenics Pharmaceuticals*	311	2
Prothena PLC (Ireland)*	98	2
Providence Service*	44	2

	Number	Value
	of Shares	(000)

Puma Biotechnology*	68	$ 15
Quality Systems	127	2
Quidel*	92	3
RadNet*	162	1
Raptor Pharmaceutical*	194	2
Receptos*	53	7
Regado Biosciences*	1,460	1
Relypsa*	34	1
Repligen*	118	3
Rockwell Medical*	150	1
Sagent Pharmaceuticals*	70	2
Sangamo BioSciences*	228	3
Sarepta Therapeutics*	144	2
Sciclone Pharmaceuticals*	206	2
Select Medical Holdings	267	4
Skilled Healthcare Group, Cl A*	352	2
Spectranetics*	135	4
STAAR Surgical*	130	1
STERIS	193	12
Surgical Care Affiliates*	40	1
SurModics*	49	1
Symmetry Medical*	154	1
Synageva BioPharma*	60	5
Synergy Pharmaceuticals*	320	1
Team Health Holdings*	215	12
TESARO*	74	3
TG Therapeutics*	117	2
TherapeuticsMD*	291	1
Theravance	252	4
Thoratec*	195	6
Tornier NV (Netherlands)*	100	3
Triple-S Management, Cl B (Puerto Rico)*	97	2
U.S. Physical Therapy	48	2
Unilife*	338	1
Universal American*	175	2
Utah Medical Products	50	3
Vascular Solutions*	60	2
Vivus*	340	1
Volcano*	180	2
WellCare Health Plans*	143	11
West Pharmaceutical Services	217	11
Wright Medical Group*	166	5
XOMA*	259	1
Zeltiq Aesthetics*	107	3
ZIOPHARM Oncology*	330	1
Zogenix*	355	–
		724

Industrials — 13.8%
AAON	138	3
AAR	136	3
ABM Industries	180	5
Acacia Research	170	3
ACCO Brands*	406	4
Aceto	100	2
Actuant, Cl A	230	7
Advisory Board*	110	5
Aegion*	128	2
AeroVironment*	62	2
Aircastle (Bermuda)	217	4
Alamo Group	25	1
Albany International, Cl A	90	3

See Notes to Financial Statements.

7

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 4  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Industrials — continued
Allegiant Travel*	46	$6
Altra Industrial Motion	90	3
American Railcar Industries	35	2
American Science & Engineering	30	1
American Woodmark*	40	2
Apogee Enterprises	93	4
Applied Industrial Technologies	130	6
ARC Document Solutions*	168	2
ArcBest	87	4
Argan*	52	2
Astec Industries	70	3
Astronics*	50	2
Astronics, Cl B*	10	–
Atlas Air Worldwide Holdings*	83	4
AZZ	80	4
Barnes Group	170	6
Barrett Business Services	64	1
Beacon Roofing Supply*	154	4
Blount International*	170	3
Brady, Cl A	150	4
Briggs & Stratton	160	3
Brink’s	150	3
Builders FirstSource*	160	1
Capstone Turbine*	1,079	1
Cenveo*	248	–
Chart Industries*	115	5
CIRCOR International	57	4
CLARCOR	155	10
Columbus McKinnon	70	2
Comfort Systems USA	130	2
Corporate Executive Board	106	8
CRA International*	44	1
Cubic	65	3
Curtiss-Wright	148	11
Deluxe	160	9
DigitalGlobe*	231	6
Douglas Dynamics	90	2
DXP Enterprises*	46	3
Dycom Industries*	110	3
Dynamic Materials	59	1
Echo Global Logistics*	70	2
EMCOR Group	210	9
Encore Wire	65	2
EnerSys*	150	9
Engility Holdings*	60	3
Ennis	100	1
EnPro Industries*	67	4
ESCO Technologies	90	3
Esterline Technologies*	98	12
ExOne*	25	1
Exponent	40	3
Federal Signal	210	3
Forward Air	100	5
Franklin Electric	150	6
FTI Consulting*	130	5
Furmanite*	128	1
G&K Services, Cl A	60	4
GenCorp*	200	3
Generac Holdings*	216	9
General Cable	160	2
Gibraltar Industries*	110	2
Global Power Equipment Group	70	1

	Number	Value
	of Shares	(000)

Gorman-Rupp	62	$2
GP Strategies*	60	2
GrafTech International*	560	2
Graham	40	1
Granite Construction	123	4
Great Lakes Dredge & Dock*	220	2
Greenbrier	91	5
Griffon	160	2
H&E Equipment Services	100	4
Hawaiian Holdings*	176	4
Healthcare Services Group	220	7
Heartland Express	183	5
HEICO	206	11
Heidrick & Struggles International	70	1
Herman Miller	181	6
Hillenbrand	205	7
HNI	143	7
HUB Group, Cl A*	120	5
Hurco	34	1
Huron Consulting Group*	76	5
Hyster-Yale Materials Handling	36	3
ICF International*	70	3
InnerWorkings*	180	1
Insperity	80	3
Insteel Industries	70	2
Interface	188	3
JetBlue Airways*	760	11
John Bean Technologies	100	3
Kadant	45	2
Kaman	90	4
Kelly Services, Cl A	90	1
KEYW Holding*	115	1
Kforce	100	2
Kimball International, Cl B	120	1
Knight Transportation	188	6
Knoll	155	3
Korn/Ferry International*	160	4
Layne Christensen*	80	1
LB Foster, Cl A	38	2
Lindsay	43	4
LSI Industries	117	1
Lydall*	69	2
Marten Transport	90	2
MasTec*	201	5
Matson	140	5
Matthews International, Cl A	102	5
McGrath RentCorp	83	3
Meritor*	330	5
Mistras Group*	60	1
Mobile Mini	155	6
Moog, Cl A*	142	10
MSA Safety	90	5
Mueller Industries	180	6
Mueller Water Products, Cl A	520	5
Multi-Color	43	2
MYR Group*	80	2
National Presto Industries	17	1
Navigant Consulting*	170	2
NCI Building Systems*	80	1
NN	70	1
Nortek*	30	2
Northwest Pipe*	33	1

See Notes to Financial Statements.

8

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Industrials — continued
On Assignment*	181	$ 6
Orbital Sciences*	190	5
Park-Ohio Holdings	30	2
Patrick Industries*	31	1
Patriot Transportation Holding*	30	1
Performant Financial*	138	1
PGT*	140	1
Polypore International*	150	8
Powell Industries	30	1
Preformed Line Products	13	1
Primoris Services	120	3
Proto Labs*	76	5
Quad/Graphics	90	2
Quanex Building Products	130	3
Raven Industries	120	3
RBC Bearings*	70	4
Republic Airways Holdings*	165	2
Resources Connection	150	2
Rexnord*	230	6
Roadrunner Transportation Systems*	70	2
RPX*	191	3
Rush Enterprises, Cl A*	117	4
Saia*	80	4
Simpson Manufacturing	130	4
SkyWest	180	2
SP Plus*	60	1
Standex International	40	3
Steelcase, Cl A	280	5
Sun Hydraulics	70	3
Swift Transportation*	261	8
TAL International Group*	110	5
TASER International*	192	4
Team*	70	3
Teledyne Technologies*	117	13
Tennant	60	4
Tetra Tech	210	6
Textainer Group Holdings (Bermuda)	70	2
Thermon Group Holdings*	91	2
Titan International	180	2
Trex*	112	5
TriMas*	140	4
TrueBlue*	130	3
Tutor Perini*	126	3
UniFirst	48	5
United Stationers	130	5
Universal Forest Products	65	3
US Ecology	73	3
UTi Worldwide (British Virgin Islands)*	290	3
Viad	71	2
Wabash National*	222	2
WageWorks*	100	6
Watsco	80	8
Watts Water Technologies, Cl A	90	5
Werner Enterprises	150	5
Wesco Aircraft Holdings*	140	2
West	132	4
Woodward	210	11
XPO Logistics*	170	7
YRC Worldwide*	104	3
		717

	Number	Value
	of Shares	(000)

Information Technology — 18.2%
ACI Worldwide*	378	$7
Actua*	128	2
Actuate*	190	1
Acxiom*	236	5
ADTRAN	190	4
Advanced Energy Industries*	170	3
Advent Software	170	5
Alliance Fiber Optic Products	70	1
Ambarella (Cayman Islands)*	99	5
Amkor Technology*	249	2
Angie’s List*	150	1
Anixter International*	86	7
Applied Micro Circuits*	250	1
Aruba Networks*	341	6
Aspen Technology*	290	11
AVG Technologies NV (Netherlands)*	131	3
Badger Meter	50	3
Bankrate*	172	2
Bazaarvoice*	190	1
Bel Fuse, Cl B	47	1
Belden	138	10
Benchmark Electronics*	180	4
Black Box	60	1
Blackbaud	143	6
Blackhawk Network Holdings*	170	6
Blucora*	186	3
Bottomline Technologies*	120	3
Brightcove*	110	1
BroadSoft*	92	2
Brooks Automation	240	3
Cabot Microelectronics*	83	4
CACI International, Cl A*	78	7
CalAmp*	120	2
Calix*	160	2
Callidus Software*	150	2
Cardtronics*	140	5
Cascade Microtech*	194	3
Cass Information Systems	44	2
Cavium*	163	9
Checkpoint Systems*	150	2
CIBER*	320	1
Ciena*	320	5
Cimpress NV (Netherlands)*	120	8
Cirrus Logic*	210	4
Cognex*	270	11
Coherent*	77	4
CommVault Systems*	145	7
comScore*	120	5
Comtech Telecommunications	57	2
Comverse*	73	1
Constant Contact*	102	3
Convergys	335	7
Conversant*	216	8
Cornerstone OnDemand*	163	5
Cray*	130	4
CSG Systems International	117	3
CTS	120	2
Cypress Semiconductor*	480	5
Daktronics	130	2
Dealertrack Technologies*	174	8
Demandware*	85	5
Dice Holdings*	165	2

See Notes to Financial Statements.

9

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 4  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Information Technology — continued
Digi International*	110	$1
Digital River*	120	3
Diodes*	120	3
DTS*	70	2
EarthLink Holdings	390	2
Ebix	319	5
Electro Rent	66	1
Electronics For Imaging*	144	6
Ellie Mae*	90	4
Emulex*	329	2
Endurance International Group Holdings*	90	2
EnerNOC*	89	1
Entegris*	450	6
Envestnet*	114	6
EPAM System*	119	6
Epiq Systems	120	2
ePlus*	23	2
Euronet Worldwide*	160	9
EVERTEC (Puerto Rico)	219	5
Exar*	130	1
ExlService Holdings*	110	3
Extreme Networks*	330	1
Fabrinet (Cayman Islands)*	168	3
Fair Isaac	115	8
Fairchild Semiconductor International*	407	7
FARO Technologies*	55	3
FEI	130	11
Finisar*	290	5
Fleetmatics Group PLC (Ireland)*	128	5
FormFactor*	193	2
Forrester Research	44	2
Global Cash Access Holdings*	240	2
Global Eagle Entertainment*	90	1
GSI Group (Canada)*	130	2
GT Advanced Technologies*	425	–
Guidewire Software*	217	11
Hackett Group	333	3
Harmonic*	343	2
Heartland Payment Systems	114	6
Higher One Holdings*	581	2
iGATE*	116	4
II-VI*	164	2
Immersion*	135	1
Imperva*	66	3
Infinera*	390	5
Infoblox*	170	3
Inphi*	110	2
Insight Enterprises*	139	3
Integrated Device Technology*	433	8
Integrated Silicon Solution	120	2
Interactive Intelligence Group*	50	2
InterDigital	132	7
Internap Network Services*	210	2
International Rectifier*	229	9
Intersil, Cl A	412	5
IntraLinks Holdings*	150	2
InvenSense*	238	3
Itron*	124	5
Ixia*	200	2
j2 Global	162	9
Jive Software*	150	1
Kimball Electronics*	90	1

	Number	Value
	of Shares	(000)

Lattice Semiconductor*	412	$3
Lionbridge Technologies*	240	1
Liquidity Services*	130	1
Littelfuse	75	7
LivePerson*	190	2
LogMeIn*	80	4
Luxoft Holding (British Virgin Islands)*	92	4
Manhattan Associates*	247	10
MAXIMUS	218	11
Maxwell Technologies*	109	1
Mentor Graphics	300	7
Mercury Systems*	130	2
Mesa Laboratories	13	1
Methode Electronics	135	5
Micrel	180	2
Microsemi*	290	8
MicroStrategy, Cl A*	30	5
MKS Instruments	174	6
ModusLink Global Solutions*	182	1
MoneyGram International*	232	2
Monolithic Power Systems	120	6
Monotype Imaging Holdings	122	3
Monster Worldwide*	345	2
MTS Systems	50	3
NETGEAR*	123	4
NetScout Systems*	120	5
NeuStar, Cl A*	208	6
Newport*	140	2
NIC*	210	4
Nimble Storage*	29	1
NVE*	20	1
OmniVision Technologies*	187	5
OSI Systems*	68	5
Park Electrochemical	72	2
PC Connection*	46	1
PDF Solutions*	90	1
Pegasystems	120	3
Peregrine Semiconductor*	117	1
Perficient*	120	2
Pericom Semiconductor*	270	3
Photronics*	241	2
Plantronics	140	7
Plexus*	110	4
PMC-Sierra*	670	5
Polycom*	451	6
Power Integrations	90	5
Progress Software*	192	5
Proofpoint*	124	5
PROS Holdings*	74	2
Qlik Technologies*	271	8
QLogic*	300	3
Quantum*	941	2
Rambus*	368	4
RealD*	158	2
RealPage*	160	3
Reis	114	3
RF Micro Devices*	902	13
Rofin-Sinar Technologies*	100	3
Rogers*	61	4
Ruckus Wireless*	170	2
Sanmina*	270	7
Sapient*	350	9

See Notes to Financial Statements.

10

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Information Technology — continued
ScanSource*	95	$ 4
Science Applications International	136	7
SciQuest*	80	1
Seachange International*	130	1
Semtech*	220	6
ServiceSource International*	230	1
ShoreTel*	220	2
Shutterstock*	47	4
Silicon Graphics International*	130	1
Silicon Image*	300	2
Sonus Networks*	693	3
Spansion, Cl A*	202	5
SPS Commerce*	50	3
SS&C Technologies Holdings	209	11
Stamps.com*	56	3
Super Micro Computer*	109	4
Sykes Enterprises*	138	3
Synaptics*	116	7
Synchronoss Technologies*	115	5
SYNNEX	88	6
Syntel*	106	5
Take-Two Interactive Software*	273	8
Tangoe*	110	1
TeleTech Holdings*	71	2
Tessco Technologies	28	1
Tessera Technologies	176	6
TiVo*	379	5
TriQuint Semiconductor*	524	13
Trulia*	105	5
TTM Technologies*	200	1
Tyler Technologies*	102	11
Ubiquiti Networks	81	2
Ultimate Software Group*	88	13
Ultra Clean Holdings*	93	1
Unisys*	170	5
Universal Display*	130	4
VASCO Data Security International*	107	3
Veeco Instruments*	124	5
Verint Systems*	188	11
ViaSat*	127	8
VirnetX Holding*	150	1
Virtusa*	70	3
Vishay Precision Group*	171	3
Web.com Group*	179	3
WebMD Health*	129	5
WEX*	120	14
Xcerra*	190	2
XO Group*	110	2
Zix*	135	–
		948

Materials — 5.1%
A Schulman	100	4
Advanced Emissions Solutions*	80	2
AK Steel Holding*	593	3
Allied Nevada Gold*	367	1
American Vanguard	100	1
Axiall	220	10
Balchem	96	6
Berry Plastics Group*	288	8
Boise Cascade*	132	5

	Number	Value
	of Shares	(000)

Calgon Carbon*	180	$ 4
Century Aluminum*	181	5
Chase	32	1
Chemtura*	310	7
Clearwater Paper*	70	5
Coeur Mining*	317	1
Commercial Metals	370	6
Deltic Timber	40	2
Ferro*	250	3
Flotek Industries*	157	3
FutureFuel	85	1
Globe Specialty Metals	210	4
Graphic Packaging Holding*	1,034	13
H.B. Fuller	160	7
Handy & Harman*	61	2
Hawkins	33	1
Haynes International	40	2
Headwaters*	251	4
Hecla Mining	1,130	3
Horsehead Holding*	170	3
Innophos Holdings	74	4
Innospec	80	3
Intrepid Potash*	174	2
Kaiser Aluminum	63	5
KapStone Paper and Packaging*	260	8
KMG Chemicals	137	3
Koppers Holdings	70	2
Kraton Performance Polymers*	110	2
Landec*	111	1
Louisiana-Pacific*	440	7
LSB Industries*	70	2
Materion	96	3
Minerals Technologies	113	8
Molycorp*	520	1
Myers Industries	100	2
Neenah Paper	56	3
Olin	257	6
OM Group	119	3
OMNOVA Solutions*	180	1
PH Glatfelter	140	4
PolyOne	294	11
Quaker Chemical	45	4
Rentech*	851	1
Resolute Forest Products*	230	4
RTI International Metals*	102	2
Schweitzer-Mauduit International	106	5
Sensient Technologies	159	9
Stepan	60	2
Stillwater Mining*	371	5
SunCoke Energy	229	5
Taminco*	103	3
Trecora Resources*	92	1
Tredegar	90	2
Tronox (Australia)	189	4
United States Lime & Minerals	32	2
US Concrete*	60	2
US Silica Holdings	174	5
Walter Energy	526	2
Wausau Paper	180	2
Worthington Industries	169	6
Zep	90	1
		265

See Notes to Financial Statements.

11

P N C  S m a l l  C a p  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 4  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)
COMMON STOCKS — continued
Telecommunication Services — 0.7%
8x8*	300	$ 2
Atlantic Tele-Network	30	2
Cincinnati Bell*	730	3
Cogent Communications Holdings	150	5
Consolidated Communications Holdings	140	4
FairPoint Communications*	93	1
General Communication, Cl A*	130	2
inContact*	210	2
Inteliquent	130	2
Leap Wireless International* (A)	180	1
Lumos Networks	60	1
magicJack VocalTec (Israel)*	277	2
NTELOS Holdings	60	1
Premiere Global Services*	180	2
Shenandoah Telecommunications	80	2
Spok Holdings	90	1
Vonage Holdings*	530	2
		35

Utilities — 3.3%
ALLETE	121	6
American States Water	130	5
Atlantic Power (Canada)*	470	1
Avista	190	7
Black Hills	135	7
California Water Service Group	160	4
Chesapeake Utilities	54	3
Cleco	190	10
Connecticut Water Service	40	1
Dynegy*	435	14
El Paso Electric	130	5
Empire District Electric	139	4
IDACORP	155	10
Laclede Group	124	6
MGE Energy	115	5
Middlesex Water	58	1
New Jersey Resources	130	8
Northwest Natural Gas	90	4
NorthWestern	120	6
NRG Yield, Cl A	74	4
Ormat Technologies	66	2
Otter Tail	98	3
Pattern Energy Group	109	3
Piedmont Natural Gas	239	9
PNM Resources	250	7
Portland General Electric	240	9
South Jersey Industries	94	5
Southwest Gas	145	8
UIL Holdings	180	7
Unitil	50	2
WGL Holdings	166	8
		174

Total Common Stocks (Cost $5,104)		5,117

MONEY MARKET FUND — 3.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	194,581	195

	Number	Value
	of Shares	(000)

Total Money Market Fund (Cost $195)		195

TOTAL INVESTMENTS — 101.9% (Cost $5,299)**		5,312

Other Assets & Liabilities – (1.9)%		$(99)

TOTAL NET ASSETS — 100.0%		$5,213

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $5,299.

Gross unrealized appreciation (000)	$491
Gross unrealized depreciation (000)	(478)

Net unrealized appreciation (000)	$13

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Security fair valued using methods approved by the Board of Trustees.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1 (000) and represents 0.0% of net assets as of November 30, 2014.

See Notes to Financial Statements.

12

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2014 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$5,117	$–	$–	$5,117

Money Market Fund	195	–	–	195

Total Assets - Investments in Securities	$5,312	$–	$–	$5,312

There were no transfers between Levels during the six-month period ended November 30, 2014.

See Notes to Financial Statements.

13

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       PNC Funds

By (Signature and Title)*     /s/ Jennifer Spratley

                                                   Jennifer Spratley, President

                                                   (principal executive officer)

Date      1/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Jennifer Spratley

                                                   Jennifer Spratley, President

                                                   (principal executive officer)

Date      1/27/2015

By (Signature and Title)*     /s/ John Kernan

                                                   John Kernan, Treasurer

                                                   (principal financial officer)

Date     1/27/2015

* Print the name and title of each signing officer under his or her signature.